AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2012
REGISTRATION NO. 033-61122
AND NO. 811-04819

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER |_|

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. |_|

POST-EFFECTIVE AMENDMENT NO. 23 |X|

AND

REGISTRATION STATEMENT UNDER |_|

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 46 |X|

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

9920 Corporate Campus Drive

Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
9920 Corporate Campus Drive, Suite 1000
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

|_| immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on May 1, 2012 pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_| on , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

|_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

MAXIFLEX GROUP
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
MAY 1, 2012 PROSPECTUS

Maxiflex Group

Group Flexible Premium Deferred Fixed/Variable Annuity

Issued by: JEFFESON NATIONAL LIFE ANNUITY ACCOUNT C AND
JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

• Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

• Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:

• are not bank deposits

• are not federally insured

• are not endorsed by any bank or government agency

• are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Definitions

ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers”.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

CODE: Internal Revenue Code of 1986, as amended.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as “you” in this prospectus.

PLAN: A voluntary program for an employer that qualifies for special tax treatment.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to

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invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority (“FINRA”) to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

The group flexible premium variable annuity contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C (“Variable Account”) and the Fixed Account. The Fixed Account may not be available in your state. The contract is intended to be used to accumulate money for retirement. The Contract provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis.

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 5% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances.

If you are considering purchasing this Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contract are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see “Taxes” in this prospectus.

DEATH BENEFIT: This Contract includes a standard minimum death benefit that is provided by Us. This benefit is described in detail under the heading “Death Benefits.”

LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading “Loans.”

ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. We deem this period as ending 15 days after we mail a contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Participant Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)[1]	5%
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Annual Contract Fee[2]	$15 per contract per year
Annual Expenses of the Variable Account (as a percentage of average Variable Account Investment Option value under the Contract)
Mortality and Expense Fees[3]	1.00%
Other Fees	None
Total Annual Expenses of the Variable Account	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[4]	Gross: 0.27% Net: 0.27%	Gross: 5.31% Net: 4.89%

1 The Withdrawal Charge decreases to zero over time.

2 We reserve the right to reduce or waive the fee.

3 Jefferson National has guaranteed the total of the investment management fees charged against the JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this agreement.

4 The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2013. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Fees, Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1104.00	$2363.36	$3629.10	$6431.15

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$642.00	$885.87	$1203.07	$1929.38

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1104.00	$2363.36	$3175.37	$6156.68

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$642.00	$885.87	$762.69	$1672.03

(3) If you do not surrender your Contract:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$604.00	$1911.21	$3175.37	$6156.68

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$142.00	$441.43	$762.69	$1672.03

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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Jefferson National

Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Contract Owner Inquiries

You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company’s Website, or the address or telephone number shown in the front of this prospectus.

Financial Statements

The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”).

Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

The assets of the Variable Account are held in Jefferson National’s name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

(a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

(b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

(c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National’s Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

(d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

(e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract.

New or substitute Investment Portfolios may have different fees and expenses than the ones they replace, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

The Contract currently offers several Variable Account Investment Options (or subaccounts) which invest in the Investment Portfolios listed at the beginning of this Prospectus. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of an Investment Portfolio prospectus visit Our Website, or call Jefferson National at: (866) 667-0561. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent

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redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5%. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Variable Account expenses do not apply to amounts allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

See your Contract for more information on the Fixed Account.

The Contract

The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

Unless contrary to law, assignment of the Contract or of a Participant’s Individual Contract is prohibited.

Accumulation Provisions

Purchase Payments

The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Contract, is credited to the Participant’s account. When Jefferson

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National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

You may elect to have Purchase Payments accumulate:

(a)	on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

(b)	on a fully fixed basis, which means they are invested in the Fixed Account; or

(c)	a combination of both.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Ten-Day Right to Review. The Contract provides a “10-day free look” (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law. However, Our Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted.

Accumulation Units

We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

1.	dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

2.	subtracting the daily amount of the mortality and expense risk fee.

The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone. Limits on transfers out of the Fixed Account may apply.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cut-off times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

How You Can Make Transfers

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before we will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software

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or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in Netscape) or the “subject” section (in Internet Explorer), you should see “secure.jeffnat.com” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. Under certain circumstances, your quarterly statement may serve as the confirmation for transactions you made during the quarter covered by the statement. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

• We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

• We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

• the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner

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exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading

We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the Direxion Dynamic VP HY Bond Fund, those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix A with a specific hold time), and the Money Market Portfolio(s). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated per fund in Exhibit A.

If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. You will be notified if you (or your agent’s) Website transfer request is restricted or denied.

Dollar Cost Averaging

Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing

Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You can request that rebalancing occur monthly, quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge.

You should consult a tax advisor regarding the tax treatment

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of the payment of investment advisor fees from your Contract. Furthermore, please see the “Taxes – Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)	trading on the New York Stock Exchange is restricted;

(3)	an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account’s net assets; or

(4)	the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner’s contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

(1)	termination of employment in all public institutions of higher education as defined by applicable law,

(2)	retirement, or

(3)	death.

Accordingly, you (as a Participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

(1)	when you attain age 59 1/2,

(2)	when you separate from service,

(3)	when you die,

(4)	if you become disabled (within the meaning of Section 72(m)(7) of the Code),

(5)	in the case of hardship, or

(6)	made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

• salary reduction contributions made after December 31, 1988;

• income attributable to such contributions; and

• income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Conversion to Individual Contract Upon Termination in Plan

Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

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Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a Withdrawal Charge from the amount withdrawn (“amount redeemed”) if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first. During the Annuity Period, Withdrawal Charges may apply to the fourth and fifth options.

We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a Participant.

The Withdrawal Charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Participant’s Individual Contract.

COMPLETED ANNUAL PURCHASE PAYMENT PERIODS FOR THE INDIVIDUAL CONTRACT	CHARGE
Less than 5	5.00%
5 but less than 10	3.00%
10 but less than 15	2.00%
15 or more	None

Examples:

(1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

VALUE OF CONTRACT OR INDIVIDUAL CONTRACT (AMOUNT REDEEMED)	WITHDRAWAL CHARGE	ADMINISTRATIVE FEE DEDUCTION*	REDEMPTION PAYMENTS
$2,000	5% ($100)	$15	$1,885

* Applicable to full withdrawals only.

(2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

AMOUNT REQUESTED	AMOUNT REDEEMED	WITHDRAWAL CHARGE	REDEMPTION PAYMENTS
$1,000.00	$1,052.63	$52.63 (5%)	$1,000.00

In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.

If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Administrative Charge (Annual Contract Fee)

During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account on a pro rata basis.

Mortality and Expense Risk Charge

Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the

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Variable Account, but are not affected by Jefferson National’s actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the expense risk that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

Reduction or Elimination of Contract Charges

In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

Death Benefits

In the event of the death of a Participant (or Annuitant depending on your Contract) before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant’s Individual Contract, less any debt (the “Death Benefit Amount”). We will determine the Individual Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant (or Annuitant, depending on your Contract). If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount. Effective July 20, 2012, the death benefit proceeds will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until the insurer pays the death benefit or until new instructions are given by the beneficiary.

Generally, the distribution of the Owner’s interest in the Contract must be made within five years after the Owner’s (or Annuitant’s depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner’s (or Annuitant’s depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Owner’s (or Annuitant’s depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner’s spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A “spouse” is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

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The Annuity Period

Optional Annuity Period Elections

The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant’s Individual Contract will be applied as follows:

•	any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

•	the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable Annuity Payments.

By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

•	the annuity option to any of the annuity options described below, and

•	the manner in which the value of a Participant’s Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

Once Annuity Payments begin, no changes may be elected by the Contract Owner.

Prior to the selected Annuity Date, an Individual Contract may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant’s retirement date. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

See “Taxes” for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

Under current law, this option is automatically provided for a Participant in a pension plan who is married and for married Participants in most other qualified plans; however, a married Participant may waive the joint and last survivor annuity during the appropriate election period if the Participant’s spouse consents in writing (acknowledging the effect of such consent) to such waiver.

FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

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FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant’s death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant’s estate.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified

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by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of an Owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount

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includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is

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not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or financial advisors for other services not directly related to the sale of contracts.

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period then ended December 31, 2011, and the financial statements of Jefferson National Life Annuity Account C as of December  31, 2011 and for each of the two years in the period then ended December 31, 2011 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment Options
Fund Name	Objective	Early Cut Off *	Hold Period **
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation		7
Alger Large Cap Growth (Class I-2)	Long term capital appreciation		7
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation		7
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Growth and Income (Class A)	Long term growth of capital		90
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income		30
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary		30
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation		30
American Century VP International (Class I)	Capital growth		30
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective		30
American Century VP Ultra (Class I)	Long-term capital growth		30
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary		30
American Century VP Vista (Class I)	Long-term capital growth		30
The Columbia Funds Variable Series Trust II
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation		7
The Direxion Insurance Trust
Direxion Dynamic VP HY Bond	Maximize total return (income plus capital appreciation)
The Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth		60
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index (Service)	To match the performance of the S&P Small Cap 600 Index		60
Dreyfus Socially Responsible Growth (Initial)	Capital growth with current income as a secondary goal		60
Dreyfus Stock Index (Initial)	To match the performance of the S&P 500 Index		60
Federated Insurance Series
Federated High Income Bond (Primary)	High current income		30
Federated Kaufmann (Service)	Capital appreciation		30
Federated Managed Volatility II	High current income and moderate capital appreciation		30
Guggenheim Variable Insurance Funds (formerly Rydex Variable Trust)
Guggenheim VT All-Asset Aggressive Strategy	Growth of capital by investing principally in a diversified portfolio of underlying funds		30
Guggenheim VT All-Asset Conservative Strategy	Preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds		30
Guggenheim VT All-Asset Moderate Strategy	Growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds		30
Guggenheim VT CLS AdvisorOne Amerigo	Long-term growth of capital
Guggenheim VT CLS AdvisorOne Clermont	Current income and growth of capital
Guggenheim VT Multi-Hedge Strategies	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe.		30
Guggenheim VT U.S. Long Short Momentum	Long term capital appreciation		30
Rydex VT Banking	Capital appreciation	3:35 PM

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Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT Basic Materials	Capital appreciation	3:35 PM
Rydex VT Biotechnology	Capital appreciation	3:35 PM
Rydex VT Commodities Strategy	Long-term capital appreciation	3:35 PM
Rydex VT Consumer Products	Capital appreciation	3:35 PM
Rydex VT Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis	3:45 PM
Rydex VT Electronics	Capital appreciation	3:35 PM
Rydex VT Energy	Capital appreciation	3:35 PM
Rydex VT Energy Services	Capital appreciation	3:35 PM
Rydex VT Europe 1.25x Strategy	Investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index	3:45 PM
Rydex VT Financial Services	Capital appreciation	3:35 PM
Rydex VT Government Long Bond 1.2x Strategy	Investment results that correspond to a benchmark for U.S. gov't securities	3:45 PM
Rydex VT Health Care	Capital appreciation	3:35 PM
Rydex VT Internet	Capital appreciation	3:35 PM
Rydex VT Inverse Dow 2x Strategy	Investment returns that inversely correlate to the daily performance of the DJIA	3:45 PM
Rydex VT Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond	3:45 PM
Rydex VT Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index	3:45 PM
Rydex VT Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index	3:45 PM
Rydex VT Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index	3:45 PM
Rydex VT Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index	3:45 PM
Rydex VT Japan 2x Strategy	Investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index")	3:45 PM
Rydex VT Leisure	Capital appreciation	3:35 PM
Rydex VT Mid-Cap 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for mid-cap securities	3:45 PM
Rydex VT NASDAQ-100 2x Strategy	Investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis	3:45 PM
Rydex VT NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities	3:45 PM
Rydex VT Nova	Investment results that match the performance of a specific benchmark on a daily basis	3:45 PM
Rydex VT Precious Metals	Capital appreciation	3:35 PM
Rydex VT Real Estate	Capital appreciation	3:35 PM
Rydex VT Retailing	Capital appreciation	3:35 PM
Rydex VT Russell 2000 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for small-cap securities	3:45 PM
Rydex VT Russell 2000 2x Strategy	Investment results that match the performance of the Russell 2000 Index	3:45 PM
Rydex VT S&P 500 2x Strategy	Investment results that match 200% of the performance of the S&P 500 index on a daily basis	3:45 PM

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Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index	3:45 PM
Rydex VT S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index	3:45 PM
Rydex VT S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index	3:45 PM
Rydex VT S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index	3:45 PM
Rydex VT S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index	3:45 PM
Rydex VT S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index	3:45 PM
Rydex VT Strengthening Dollar 2x Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index	3:45 PM
Rydex VT Technology	Capital appreciation	3:35 PM
Rydex VT Telecommunications	Capital appreciation	3:35 PM
Rydex VT Transportation	Capital appreciation	3:35 PM
Rydex VT Utilities	Capital appreciation	3:35 PM
Rydex VT Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index	3:45 PM
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Capital growth		7
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital		7
Invesco V.I. Global Health Care (Series I)	Capital growth		7
Invesco V.I. Global Real Estate (Series I)	High total return		7
Invesco V.I. High Yield (Series I)	High level of current income		60
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital		7
Invesco V.I. Money Market	High level of current income as is consistent with preservation of capital and daily liquidity
Invesco V.I. Technology (Series I)	Capital growth and income		7
Invesco Van Kampen V.I. Value Opportunities (Series II)	Long-term growth of capital		7
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth		90
Janus Aspen Enterprise (Institutional)	Long-term growth of capital		90
Janus Aspen Forty (Institutional)	Long-term growth of capital		90
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital		90
Janus Aspen Overseas (Institutional)	Long-term growth of capital		90
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation		90
Janus Aspen Worldwide (Institutional)	Long-term growth of capital		90
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity (Service)	Long-term capital appreciation		30
Lazard Retirement International Equity (Service)	Long-term capital appreciation		30
Lazard Retirement U.S. Small-Mid Cap Equity (Service)	Long-term capital appreciation		30
Lazard Retirement U.S. Strategic Equity (Service)	Long-term capital appreciation		30

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Fund Name	Objective	Early Cut Off *	Hold Period **
Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Fundamental All Cap Value (Class I)	Long-term capital growth with current income a secondary consideration		30
Legg Mason ClearBridge Var Aggressive Growth (Class I)	Capital appreciation		30
Legg Mason ClearBridge Var Equity Income Builder (Class I)	High level of current income, with long-term capital appreciation as its secondary objective		30
Legg Mason ClearBridge Var Large Cap Growth (Class I)	Long-term growth of capital		30
Legg Mason Western Asset Var Global HighYield Bond (Class I)	To maximize total return, consistent with the preservation of capital		30
Legg Mason Western Asset Var Strategic Bond (Class I)	To maximize total return, consistent with the preservation of capital		30
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure (Class VC)	Current income and capital appreciation		30
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income		30
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (I Class)	Growth of capital		7
Neuberger Berman AMT Mid-Cap Growth (I Class)	Growth of capital		7
Neuberger Berman AMT Mid Cap Intrinsic Value (I Class)	Growth of capital		7
Neuberger Berman AMT Short Duration Bond (I Class)	Highest available current income consistent with liquidity and low risk to principal		7
Neuberger Berman AMT Small-Cap Growth (S Class)	Long-term capital appreciation		7
Neuberger Berman AMT Socially Responsive (I Class)	Long-term growth of capital		7
Northern Lights Variable Trust
JNF Chicago Equity Partners Balanced	Total return		7
JNF Chicago Equity Partners Equity	Total return		7
PIMCO Variable Insurance Trust
PIMCO VIT All Asset (Administrative Class)	Maximum real return, consistent with preservation of real capital and prudent investment management		7
PIMCO VIT CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management		7
PIMCO VIT Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
PIMCO VIT Foreign Bond (US Dollar Hedged) (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
PIMCO VIT Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
PIMCO VIT High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
PIMCO VIT Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
PIMCO VIT Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
PIMCO VIT Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management		7
PIMCO VIT Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity		7
PIMCO VIT Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management		7
24

Fund Name	Objective	Early Cut Off *	Hold Period **
Pioneer Variable Contracts Trust
Pioneer Cullen Value VCT (Class II)	Capital appreciation. Current income is a secondary objective		7
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital		7
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital		7
Pioneer Fund VCT (Class II)	Reasonable income and capital growth		7
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation)		90
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation		7
Pioneer Strategic Income VCT (Class II)	A high level of current income		7
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital		30
Royce Small-Cap (Investment Class)	Long-term growth of capital		30
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation		60
Van Eck VIP Trust
Van Eck VIP Emerging Markets (Initial)	Long-term capital appreciation. Income is a secondary consideration		30
Van Eck VIP Global Bond (Initial)	High total return-income plus capital appreciation		30
Van Eck VIP Global Hard Assets (Initial	Long-term capital appreciation. Income is a secondary consideration		30
Van Eck VIP Multi-Manager Alternatives (Initial )	Consistent absolute (positive) returns in various market cycles		30
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation		30
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation		30

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

* *Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

25

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$4.800	$4.252	$2.842	$5.233	$3.958	$3.352	$2.958	$2.762	$2.071	$3.165
Ending AUV	$4.738	$4.800	$4.252	$2.842	$5.233	$3.958	$3.352	$2.958	$2.762	$2.071

Percentage change in AUV	-1.29%	12.89%	49.61%	-45.69%	32.21%	18.08%	13.32%	7.10%	33.37%	-34.57%

Ending number of AUs (000s)	408	410	440	485	547	504	622	826	1,038	1,322

Large Cap Growth Portfolio
Beginning AUV	$1.914	$1.705	$1.167	$2.189	$1.844	$1.771	$1.597	$1.528	$1.142	$1.722
Ending AUV	$1.889	$1.914	$1.705	$1.167	$2.189	$1.844	$1.771	$1.597	$1.528	$1.142

Percentage change in AUV	-1.31%	12.26%	46.10%	-46.69%	18.71%	4.12%	10.90%	4.52%	33.80%	-33.68%

Ending number of AUs (000s)	560	593	651	654	691	679	825	954	1,063	1,198

Mid Cap Growth Portfolio
Beginning AUV	$2.608	$2.207	$1.469	$3.563	$2.736	$2.509	$2.307	$2.062	$1.409	$2.020
Ending AUV	$2.368	$2.608	$2.207	$1.469	$3.563	$2.736	$2.509	$2.307	$2.062	$1.409

Percentage change in AUV	-9.20%	18.17%	50.24%	-58.77%	30.23%	9.05%	8.76%	11.88%	46.34%	-30.25%

Ending number of AUs (000s)	260	296	295	316	361	353	468	538	577	446

Small Cap Growth Portfolio
Beginning AUV	$2.033	$1.639	$1.138	$2.152	$1.854	$1.561	$1.349	$1.168	$0.829	$1.135
Ending AUV	$1.949	$2.033	$1.639	$1.138	$2.152	$1.854	$1.561	$1.349	$1.168	$0.829

Percentage change in AUV	-4.13%	24.04%	44.02%	-47.12%	16.07%	18.77%	15.72%	15.50%	40.89%	-26.96%

Ending number of AUs (000s)	785	862	904	994	1,147	1,176	1,251	1,088	1,090	1,081

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)
Growth and Income Portfolio
Beginning AUV	$1.134	$1.013	$0.847	$1.440	$1.384	$1.192	$1.148	$1.040	$0.793	$1.027
Ending AUV	$1.194	$1.134	$1.013	$0.847	$1.440	$1.384	$1.192	$1.148	$1.040	$0.793

Percentage change in AUV	5.29%	11.94%	19.60%	-41.18%	4.05%	16.11%	3.83%	10.38%	31.15%	-22.78%

Ending number of AUs (000s)	26	20	17	15	10	5	6	18	6	1

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	$11.943	$10.805	$9.451	$11.982	$11.534	$10.627	$10.042	N/A	N/A	N/A
Ending AUV	$12.455	$11.943	$10.805	$9.451	$11.982	$11.534	$10.627	N/A	N/A	N/A

Percentage change in AUV	4.29%	10.53%	14.33%	-21.12%	3.88%	8.53%	5.83%	N/A	N/A	N/A

Ending number of AUs (000s)	8	7	7	5	2	0	0	N/A	N/A	N/A

26

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Income & Growth Fund
Beginning AUV	$1.183	$1.047	$0.896	$1.383	$1.398	$1.206	$1.164	$1.041	$0.812	$1.018
Ending AUV	$1.208	$1.183	$1.047	$0.896	$1.383	$1.398	$1.206	$1.164	$1.041	$0.812

Percentage change in AUV	2.11%	12.99%	16.85%	-35.21%	-1.07%	15.92%	3.61%	11.82%	28.20%	-20.24%

Ending number of AUs (000s)	89	81	82	80	104	71	94	121	218	134

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	$12.834	$12.335	$11.301	$11.600	$10.700	$10.640	$10.582	$10.044	N/A	N/A
Ending AUV	$14.199	$12.834	$12.335	$11.301	$11.600	$10.700	$10.640	$10.582	N/A	N/A

Percentage change in AUV	10.64%	4.05%	9.15%	-2.58%	8.41%	0.56%	0.55%	5.36%	N/A	N/A

Ending number of AUs (000s)	8	3	3	6	0	0	0	0	N/A	N/A

VP International Fund
Beginning AUV	$1.759	$1.568	$1.184	$2.167	$1.854	$1.498	$1.336	$1.174	$0.953	$1.208
Ending AUV	$1.532	$1.759	$1.568	$1.184	$2.167	$1.854	$1.498	$1.336	$1.174	$0.953

Percentage change in AUV	-12.91%	12.18%	32.43%	-45.36%	16.88%	23.77%	12.13%	13.80%	23.19%	-21.11%

Ending number of AUs (000s)	432	518	533	681	587	514	431	264	340	217

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$7.616	$6.932	$5.833	$9.394	$10.037	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.625	$7.616	$6.932	$5.833	$9.394	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.12%	9.87%	18.84%	-37.91%	-6.41%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	0	2	0	N/A	N/A	N/A	N/A	N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$10.248	$8.917	$6.697	$11.560	$10.019	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.255	$10.248	$8.917	$6.697	$11.560	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.07%	14.93%	33.15%	-42.07%	15.38%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	4	0	0	0	N/A	N/A	N/A	N/A	N/A

VP Value Fund
Beginning AUV	$2.267	$2.019	$1.701	$2.347	$2.499	$2.127	$2.045	$1.807	$1.415	$1.636
Ending AUV	$2.267	$2.267	$2.019	$1.701	$2.347	$2.499	$2.127	$2.045	$1.807	$1.415

Percentage change in AUV	0.00%	12.28%	18.69%	-27.52%	-6.08%	17.49%	4.01%	13.17%	27.70%	-13.51%

Ending number of AUs (000s)	301	329	333	351	435	483	538	598	560	667

VP Vista Fund (inception date May 1, 2007)
Beginning AUV	$9.376	$7.644	$6.304	$12.395	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.550	$9.376	$7.644	$6.304	$12.395	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-8.81%	22.66%	21.26%	-49.14%	24.31%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6	7	8	11	40	N/A	N/A	N/A	N/A	N/A

27

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV	$0.746	$0.654	$0.408	$0.691	$0.605	$0.519	$0.486	$0.473	$0.351	$0.520
Ending AUV	$0.693	$0.746	$0.654	$0.408	$0.691	$0.605	$0.519	$0.486	$0.473	$0.351

Percentage change in AUV	-7.10%	14.07%	60.29%	-40.96%	14.21%	16.57%	6.79%	2.75%	34.76%	-32.50%

Ending number of AUs (000s)	127	67	98	91	91	195	220	186	207	220

DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV	$10.671	$10.363	$9.532	$10.696	$10.998	$10.459	$10.056	N/A	N/A	N/A
Ending AUV	$11.087	$10.671	$10.363	$9.532	$10.696	$10.998	$10.459	N/A	N/A	N/A

Percentage change in AUV	3.90%	2.97%	8.72%	-10.88%	-2.75%	5.15%	4.01%	N/A	N/A	N/A

Ending Number of AUs (000s)	2	5	3	2	0	0	0	N/A	N/A	N/A

THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	$13.540	$10.868	$8.780	$12.838	$13.053	$11.523	$10.131	N/A	N/A	N/A
Ending AUV	$13.481	$13.540	$10.868	$8.780	$12.838	$13.053	$11.523	N/A	N/A	N/A

Percentage change in AUV	-0.44%	24.59%	23.78%	-31.61%	-1.65%	13.28%	13.74%	N/A	N/A	N/A

Ending number of AUs (000s)	4	7	8	1	1	2	1	N/A	N/A	N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	$2.136	$1.879	$1.418	$2.185	$2.048	$1.894	$1.846	$1.756	$1.408	$2.001
Ending AUV	$2.133	$2.136	$1.879	$1.418	$2.185	$2.048	$1.894	$1.846	$1.756	$1.408

Percentage change in AUV	-0.14%	13.68%	32.51%	-35.10%	6.69%	8.13%	2.60%	5.13%	24.72%	-29.64%

Ending number of AUs (000s)	825	866	961	1,046	1,196	1,238	1,423	1,705	1,702	1,648

DREYFUS STOCK INDEX FUND:
Beginning AUV	$2.565	$2.256	$1.803	$2.898	$2.781	$2.432	$2.346	$2.142	$1.686	$2.193
Ending AUV	$2.587	$2.565	$2.256	$1.803	$2.898	$2.781	$2.432	$2.346	$2.142	$1.686

Percentage change in AUV	0.86%	13.70%	25.12%	-37.78%	4.21%	14.35%	3.67%	9.52%	27.05%	-23.12%

Ending number of AUs (000s)	2,466	2,878	3,103	3,380	3,772	4,409	4,901	5,282	5,751	6,282

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$1.574	$1.522	$1.174	$1.892	$1.835	$1.512	$1.365	$1.148	$0.851	$0.979
Ending AUV	$1.271	$1.574	$1.522	$1.174	$1.892	$1.835	$1.512	$1.365	$1.148	$0.851

Percentage change in AUV	-19.25%	3.42%	29.64%	-37.95%	3.11%	21.36%	10.77%	18.90%	34.90%	-13.07%

Ending number of AUs (000s)	80	87	107	110	151	181	248	213	165	87

28

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$2.425	$2.135	$1.411	$1.926	$1.881	$1.714	$1.687	$1.542	$1.275	$1.270
Ending AUV	$2.525	$2.425	$2.135	$1.411	$1.926	$1.881	$1.714	$1.687	$1.542	$1.275

Percentage change in AUV	4.12%	13.58%	51.31%	-26.74%	2.39%	9.74%	1.60%	9.40%	20.94%	0.39%

Ending number of AUs (000s)	161	225	242	188	219	193	169	207	256	281

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$10.771	$9.240	$7.228	$12.569	$10.525	$9.935	N/A	N/A	N/A	N/A
Ending AUV	$9.226	$10.771	$9.240	$7.228	$12.569	$10.525	N/A	N/A	N/A	N/A

Percentage change in AUV	-14.34%	16.57%	27.84%	-42.49%	19.42%	5.94%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	12	31	30	25	23	0	N/A	N/A	N/A	N/A

Managed Volatility Fund II
Beginning AUV	$1.839	$1.657	$1.304	$1.655	$1.607	$1.404	$1.334	$1.226	$1.026	$1.363
Ending AUV	$1.908	$1.839	$1.657	$1.304	$1.655	$1.607	$1.404	$1.334	$1.226	$1.026

Percentage change in AUV	3.75%	10.98%	27.07%	-21.21%	2.99%	14.46%	5.25%	8.81%	19.49%	-24.72%

Ending number of AUs (000s)	135	181	167	150	120	206	253	259	261	275

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$11.107	$10.240	$8.062	$11.656	$10.890	$10.044	N/A	N/A	N/A	N/A
Ending AUV	$10.990	$11.107	$10.240	$8.062	$11.656	$10.890	N/A	N/A	N/A	N/A

Percentage change in AUV	-1.05%	8.47%	27.02%	-30.83%	7.03%	8.42%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	6	5	7	5	7	5	N/A	N/A	N/A	N/A

Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV	$9.993	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.163	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-8.31%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV	$1.189	$1.140	$0.902	$1.276	$1.153	$1.106	$1.033	$0.970	$0.767	$1.025
Ending AUV	$1.223	$1.189	$1.140	$0.902	$1.276	$1.153	$1.106	$1.033	$0.970	$0.767

Percentage change in AUV	2.86%	4.30%	26.39%	-29.31%	10.67%	4.25%	7.07%	6.49%	26.47%	-25.17%

Ending number of AUs (000s)	53	47	42	68	58	99	118	162	83	31

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	$2.460	$2.114	$1.623	$2.963	$3.168	$2.244	$1.984	$1.467	$1.068	$1.014
Ending AUV	$2.277	$2.460	$2.114	$1.623	$2.963	$3.168	$2.244	$1.984	$1.467	$1.068

Percentage change in AUV	-7.44%	16.37%	30.25%	-45.22%	-6.47%	41.18%	13.10%	35.24%	37.36%	5.33%

Ending number of AUs (000s)	298	320	340	333	454	616	429	316	137	84

29

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO VARIABLE INSURANCE FUNDS: (continued)
High Yield Fund (inception date May 1, 2004)
Beginning AUV	$15.098	$13.427	$8.876	$12.066	$12.038	$10.980	$10.797	$9.966	N/A	N/A
Ending AUV	$15.092	$15.098	$13.427	$8.876	$12.066	$12.038	$10.980	$10.797	N/A	N/A

Percentage change in AUV	-0.04%	12.45%	51.27%	-26.44%	0.23%	9.64%	1.69%	8.34%	N/A	N/A

Ending number of AUs (000s)	3	2	2	3	4	4	4	3	N/A	N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	$1.805	$1.603	$1.247	$1.766	$1.632	$1.485	$1.398	$1.244	$0.996	N/A
Ending AUV	$1.671	$1.805	$1.603	$1.247	$1.766	$1.632	$1.485	$1.398	$1.244	N/A

Percentage change in AUV	-7.42%	12.60%	28.55%	-29.39%	8.21%	9.90%	6.22%	12.38%	24.90%	N/A

Ending Number of AUs (000s)	24	26	43	36	22	18	11	9	2	N/A

Technology Fund (inception date May 1, 2001)
Beginning AUV	$0.690	$0.575	$0.369	$0.671	$0.630	$0.576	$0.569	$0.549	$0.382	$0.726
Ending AUV	$0.649	$0.690	$0.575	$0.369	$0.671	$0.630	$0.576	$0.569	$0.549	$0.382

Percentage change in AUV	-5.94%	20.00%	55.83%	-45.01%	6.51%	9.38%	1.23%	3.64%	43.72%	-47.38%

Ending number of AUs (000s)	15	52	47	61	40	125	20	106	33	1

Van Kampen V.I. Value Opportunities Fund (inception date May 1, 2003)
Beginning AUV	$1.227	$1.159	$0.792	$1.664	$1.658	$1.483	$1.421	$1.295	$1.000	N/A
Ending AUV	$1.174	$1.227	$1.159	$0.792	$1.664	$1.658	$1.483	$1.421	$1.295	N/A

Percentage change in AUV	-4.32%	5.87%	46.34%	-52.40%	0.36%	11.80%	4.36%	9.73%	29.50%	N/A

Ending Number of AUs (000s)	38	74	95	91	81	61	51	57	20	N/A

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$11.611	$10.820	$8.681	$10.419	$9.993	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.684	$11.611	$10.820	$8.681	$10.419	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.63%	7.31%	24.64%	-16.68%	4.26%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	40	38	27	17	30	N/A	N/A	N/A	N/A	N/A

Enterprise Portfolio
Beginning AUV	$3.116	$2.501	$1.744	$3.131	$2.591	$2.304	$2.072	$1.733	$1.296	$1.816
Ending AUV	$3.042	$3.116	$2.501	$1.744	$3.131	$2.591	$2.304	$2.072	$1.733	$1.296

Percentage change in AUV	-2.37%	24.59%	43.41%	-44.30%	20.84%	12.46%	11.20%	19.56%	33.72%	-28.63%

Ending number of AUs (000s)	1,465	1,593	1,849	1,992	2,144	2,278	2,576	3,092	3,247	3,594

Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$10.760	$10.181	$7.027	$12.710	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.940	$10.760	$10.181	$7.027	$12.710	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-7.62%	5.69%	44.88%	-44.71%	27.10%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	5	8	43	43	37	N/A	N/A	N/A	N/A	N/A

30

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
JANUS ASPEN SERIES: (continued)
Janus Portfolio
Beginning AUV	$2.342	$2.065	$1.530	$2.564	$2.250	$2.040	$1.976	$1.909	$1.464	$2.013
Ending AUV	$2.196	$2.342	$2.065	$1.530	$2.564	$2.250	$2.040	$1.976	$1.909	$1.464

Percentage change in AUV	-6.23%	13.41%	34.97%	-40.33%	13.96%	10.29%	3.24%	3.51%	30.40%	-27.27%

Ending number of AUs (000s)	1,542	1,623	1,828	2,015	2,097	2,297	2,553	2,989	3,284	3,349

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	$4.319	$3.481	$1.958	$4.131	$3.252	$2.234	$1.706	$1.448	$1.014	N/A
Ending AUV	$2.901	$4.319	$3.481	$1.958	$4.131	$3.252	$2.234	$1.706	$1.448	N/A

Percentage change in AUV	-32.83%	24.07%	77.78%	-52.60%	27.03%	45.57%	30.95%	17.82%	42.80%	N/A

Ending Number of AUs (000s)	405	502	452	516	829	743	272	115	28	N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$10.764	$9.400	$7.102	$9.931	$10.005	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.375	$10.764	$9.400	$7.102	$9.931	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-3.61%	14.51%	32.36%	-28.49%	-0.74%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	6	5	3	2	0	N/A	N/A	N/A	N/A	N/A

Worldwide Portfolio
Beginning AUV	$2.676	$2.334	$1.711	$3.125	$2.879	$2.460	$2.347	$2.262	$1.843	$2.499
Ending AUV	$2.286	$2.676	$2.334	$1.711	$3.125	$2.879	$2.460	$2.347	$2.262	$1.843

Percentage change in AUV	-14.57%	14.65%	36.41%	-45.25%	8.54%	17.03%	4.81%	3.76%	22.73%	-26.25%

Ending number of AUs (000s)	2,114	2,354	2,612	2,873	3,255	3,370	3,974	4,822	5,528	6,526

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$31.135	$25.631	$15.242	$30.025	$22.751	$17.684	$12.687	$9.817	N/A	N/A
Ending AUV	$25.277	$31.135	$25.631	$15.242	$30.025	$22.751	$17.684	$12.687	N/A	N/A

Percentage change in AUV	-18.81%	21.47%	68.16%	-49.24%	31.97%	28.65%	39.39%	29.24%	N/A	N/A

Ending number of AUs (000s)	48	59	58	61	56	27	24	3	N/A	N/A

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$13.075	$12.375	$10.291	$16.504	$15.048	$12.404	$11.323	$9.932	N/A	N/A
Ending AUV	$12.004	$13.075	$12.375	$10.291	$16.504	$15.048	$12.404	$11.323	N/A	N/A

Percentage change in AUV	-8.19%	5.66%	20.25%	-37.65%	9.68%	21.32%	9.55%	14.01%	N/A	N/A

Ending number of AUs (000s)	7	7	7	8	8	5	6	0	N/A	N/A

US Small-Mid Cap Equity Portfolio
Beginning AUV	$2.003	$1.635	$1.082	$1.720	$1.872	$1.629	$1.582	$1.391	$1.024	$1.256
Ending AUV	$1.803	$2.003	$1.635	$1.082	$1.720	$1.872	$1.629	$1.582	$1.391	$1.024

Percentage change in AUV	-9.99%	22.51%	51.11%	-37.09%	-8.12%	14.92%	2.97%	13.73%	35.84%	-18.47%

Ending number of AUs (000s)	203	197	258	184	148	201	211	341	289	303

31

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD RETIREMENT SERIES INC.: (continued)
US Strategic Equity Portfolio
Beginning AUV	$1.214	$1.086	$0.865	$1.350	$1.377	$1.184	$1.157	$1.045	$0.851	$1.027
Ending AUV	$1.225	$1.214	$1.086	$0.865	$1.350	$1.377	$1.184	$1.157	$1.045	$0.851

Percentage change in AUV	0.91%	11.79%	25.55%	-35.93%	-1.96%	16.30%	2.33%	10.72%	22.80%	-17.14%

Ending number of AUs (000s)	26	26	71	66	61	52	55	78	40	37

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$9.323	$7.533	$5.654	$9.583	$9.899	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.459	$9.323	$7.533	$5.654	$9.583	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	1.46%	23.76%	33.23%	-41.00%	-3.19%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	3	2	1	1	N/A	N/A	N/A	N/A	N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV	$8.735	$7.859	$6.458	$10.039	$9.952	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.331	$8.735	$7.859	$6.458	$10.039	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	6.82%	11.15%	21.69%	-35.67%	0.87%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	0	0	1	0	N/A	N/A	N/A	N/A	N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV	$8.841	$7.658	$5.980	$9.523	$9.903	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.211	$8.841	$7.658	$5.980	$9.523	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-7.13%	15.45%	28.06%	-37.20%	-3.84%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	1	1	0	1	N/A	N/A	N/A	N/A	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$9.467	$8.706	$6.176	$9.948	$9.896	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.312	$9.467	$8.706	$6.176	$9.948	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-1.64%	8.74%	40.97%	-37.92%	0.53%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	0	0	0	N/A	N/A	N/A	N/A	N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	$13.760	$12.093	$7.852	$11.466	$11.589	$10.580	$10.010	N/A	N/A	N/A
Ending AUV	$13.856	$13.760	$12.093	$7.852	$11.466	$11.589	$10.580	N/A	N/A	N/A

Percentage change in AUV	0.70%	13.78%	54.01%	-31.52%	-1.06%	9.54%	5.69%	N/A	N/A	N/A

Ending number of AUs (000s)	1	5	2	0	0	0	0	N/A	N/A	N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
Beginning AUV	$12.433	$11.230	$9.311	$11.336	$11.226	$10.796	$10.642	$9.999	N/A	N/A
Ending AUV	$13.156	$12.433	$11.230	$9.311	$11.336	$11.226	$10.796	$10.642	N/A	N/A

Percentage change in AUV	5.82%	10.71%	20.61%	-17.86%	0.98%	3.98%	1.45%	6.43%	N/A	N/A

Ending number of AUs (000s)	8	7	5	3	3	2	1	0	N/A	N/A

32

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio (inception date May 1, 2003)
Beginning AUV	$1.705	$1.501	$1.228	$1.681	$1.646	$1.451	$1.412	$1.225	$1.000	N/A
Ending AUV	$1.692	$1.705	$1.501	$1.228	$1.681	$1.646	$1.451	$1.412	$1.225	N/A

Percentage change in AUV	-0.76%	13.59%	22.23%	-26.95%	2.13%	13.44%	2.76%	15.27%	22.50%	N/A

Ending Number of AUs (000s)	49	63	49	68	193	138	117	59	19	N/A

Growth and Income Portfolio
Beginning AUV	$1.515	$1.303	$1.107	$1.758	$1.717	$1.479	$1.447	$1.297	$1.000	$1.232
Ending AUV	$1.408	$1.515	$1.303	$1.107	$1.758	$1.717	$1.479	$1.447	$1.297	$1.000

Percentage change in AUV	-7.06%	16.27%	17.71%	-37.03%	2.39%	16.09%	2.21%	11.57%	29.70%	-18.83%

Ending number of AUs (000s)	443	503	504	533	576	741	780	903	797	676

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$1.814	$1.584	$1.025	$2.175	$2.009	$1.808	$1.547	$1.313	$0.982	$1.307
Ending AUV	$1.592	$1.814	$1.584	$1.025	$2.175	$2.009	$1.808	$1.547	$1.313	$0.982

Percentage change in AUV	-12.24%	14.52%	54.54%	-52.87%	8.26%	11.12%	16.87%	17.82%	33.71%	-24.87%

Ending number of AUs (000s)	149	144	169	196	225	259	302	222	212	229

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	$1.277	$0.999	$0.767	$1.368	$1.128	$0.993	$0.882	$0.766	$0.604	$0.863
Ending AUV	$1.270	$1.277	$0.999	$0.767	$1.368	$1.128	$0.993	$0.882	$0.766	$0.604

Percentage change in AUV	-0.55%	27.83%	30.25%	-43.93%	21.28%	13.60%	12.59%	15.14%	26.82%	-30.01%

Ending number of AUs (000s)	13	25	62	58	77	46	41	20	1	1

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	$1.921	$1.538	$1.060	$1.976	$1.932	$1.755	$1.583	$1.307	$1.001	N/A
Ending AUV	$1.779	$1.921	$1.538	$1.060	$1.976	$1.932	$1.755	$1.583	$1.307	N/A

Percentage change in AUV	-7.39%	24.90%	45.09%	-46.36%	2.28%	10.09%	10.87%	21.12%	30.57%	N/A

Ending Number of AUs (000s)	22	38	49	92	63	88	87	58	10	N/A

Short Duration Bond Portfolio
Beginning AUV	$1.406	$1.348	$1.202	$1.402	$1.352	$1.310	$1.305	$1.308	$1.290	$1.237
Ending AUV	$1.396	$1.406	$1.348	$1.202	$1.402	$1.352	$1.310	$1.305	$1.308	$1.290

Percentage change in AUV	-0.71%	4.30%	12.15%	-14.27%	3.70%	3.21%	0.38%	-0.23%	1.40%	4.28%

Ending Number of AUs (000s)	150	126	94	43	104	125	89	105	116	97

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$1.269	$1.071	$0.881	$1.471	$1.479	$1.419	$1.393	$1.257	$1.004	N/A
Ending AUV	$1.243	$1.269	$1.071	$0.881	$1.471	$1.479	$1.419	$1.393	$1.257	N/A

Percentage change in AUV	-2.05%	18.49%	21.57%	-40.11%	-0.54%	4.23%	1.87%	10.82%	25.20%	N/A

Ending Number of AUs (000s)	23	57	8	7	11	5	5	11	2	N/A

33

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV	$13.635	$11.210	$8.615	$14.370	$13.488	$11.982	$11.325	$10.015	N/A	N/A
Ending AUV	$13.084	$13.635	$11.210	$8.615	$14.370	$13.488	$11.982	$11.325	N/A	N/A

Percentage change in AUV	-4.04%	21.63%	30.12%	-40.05%	6.54%	12.57%	5.80%	13.08%	N/A	N/A

Ending Number of AUs (000s)	0	1	1	0	0	0	1	0	N/A	N/A

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$9.962	$9.005	$7.465	$9.814	$10.028	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.456	$9.962	$9.005	$7.465	$9.814	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	4.96%	10.63%	20.63%	-23.94%	-2.13%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	625	704	794	933	1,075	N/A	N/A	N/A	N/A	N/A

JNF Equity Portfolio - Qualified (inception date May 1, 2007)
Beginning AUV	$8.578	$6.865	$5.125	$8.987	$10.013	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.601	$8.578	$6.865	$5.125	$8.987	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.27%	24.95%	33.95%	-42.97%	-10.25%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6,578	7,375	8,149	8,830	10,378	N/A	N/A	N/A	N/A	N/A

JNF Equity Portfolio -Non Qualified (inception date May 1, 2007)
Beginning AUV	$8.578	$6.865	$5.125	$8.987	$10.013	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.601	$8.578	$6.865	$5.125	$8.987	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.27%	24.95%	33.95%	-42.97%	-10.25%	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	203	207	225	246	264	N/A	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$12.536	$11.196	$9.302	$11.165	$10.411	$9.973	N/A	N/A	N/A	N/A
Ending AUV	$12.654	$12.536	$11.196	$9.302	$11.165	$10.411	N/A	N/A	N/A	N/A

Percentage change in AUV	0.94%	11.97%	20.36%	-16.69%	7.24%	4.39%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	13	11	8	18	0	0	N/A	N/A	N/A	N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$11.191	$9.077	$6.478	$11.641	$9.541	$10.105	N/A	N/A	N/A	N/A
Ending AUV	$10.242	$11.191	$9.077	$6.478	$11.641	$9.541	N/A	N/A	N/A	N/A

Percentage change in AUV	-8.48%	23.29%	40.12%	-44.35%	22.01%	-5.58%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	2	6	4	7	0	1	N/A	N/A	N/A	N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$13.677	$12.318	$9.533	$11.272	$10.761	$9.978	N/A	N/A	N/A	N/A
Ending AUV	$14.397	$13.677	$12.318	$9.533	$11.272	$10.761	N/A	N/A	N/A	N/A

Percentage change in AUV	5.26%	11.03%	29.21%	-15.43%	4.75%	7.85%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	6	5	3	1	1	0	N/A	N/A	N/A	N/A

34

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIMCO VARIABLE INSURANCE TRUST: (continued)
Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$12.504	$11.642	$10.172	$10.527	$10.261	$10.010	N/A	N/A	N/A	N/A
Ending AUV	$13.217	$12.504	$11.642	$10.172	$10.527	$10.261	N/A	N/A	N/A	N/A

Percentage change in AUV	5.70%	7.40%	14.45%	-3.37%	2.59%	2.51%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	0	1	0	0	0	0	N/A	N/A	N/A	N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.891	$12.567	$10.864	$11.068	$10.189	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$14.793	$13.891	$12.567	$10.864	$11.068	$10.189	N/A	N/A	N/A	N/A

Percentage change in AUV	6.49%	10.54%	15.68%	-1.84%	8.63%	1.89%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	3	3	2	6	0	0	N/A	N/A	N/A	N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$12.893	$11.377	$8.192	$10.818	$10.558	$9.989	N/A	N/A	N/A	N/A
Ending AUV	$13.191	$12.893	$11.377	$8.192	$10.818	$10.558	N/A	N/A	N/A	N/A

Percentage change in AUV	2.31%	13.33%	38.88%	-24.27%	2.46%	5.70%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	2	4	3	3	0	1	N/A	N/A	N/A	N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$13.100	$11.855	$12.524	$10.785	$9.925	$10.047	N/A	N/A	N/A	N/A
Ending AUV	$16.580	$13.100	$11.855	$12.524	$10.785	$9.925	N/A	N/A	N/A	N/A

Percentage change in AUV	26.56%	10.50%	-5.34%	16.12%	8.66%	-1.21%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	15	11	4	24	5	0	N/A	N/A	N/A	N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.300	$11.800	$10.517	$10.668	$10.036	$10.011	N/A	N/A	N/A	N/A
Ending AUV	$12.313	$12.300	$11.800	$10.517	$10.668	$10.036	N/A	N/A	N/A	N/A

Percentage change in AUV	0.11%	4.24%	12.20%	-1.42%	6.30%	0.25%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	6	11	5	0	0	0	N/A	N/A	N/A	N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.449	$1.354	$1.155	$1.255	$1.146	$1.149	$1.137	$1.054	$1.004	N/A
Ending AUV	$1.602	$1.449	$1.354	$1.155	$1.255	$1.146	$1.149	$1.137	$1.054	N/A

Percentage change in AUV	10.56%	7.02%	17.23%	-7.97%	9.51%	-0.26%	1.06%	7.87%	4.98%	N/A

Ending Number of AUs (000s)	675	512	456	310	178	145	142	134	3	N/A

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	$11.585	$11.460	$10.738	$10.881	$10.518	$10.188	$10.038	$10.000	N/A	N/A
Ending AUV	$11.529	$11.585	$11.460	$10.738	$10.881	$10.518	$10.188	$10.038	N/A	N/A

Percentage change in AUV	-0.48%	1.09%	6.72%	-1.31%	3.45%	3.24%	1.49%	0.38%	N/A	N/A

Ending Number of AUs (000s)	5	8	7	3	12	8	9	3	N/A	N/A

35

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.482	$1.384	$1.226	$1.182	$1.098	$1.068	$1.053	$1.014	$1.001	N/A
Ending AUV	$1.520	$1.482	$1.384	$1.226	$1.182	$1.098	$1.068	$1.053	$1.014	N/A

Percentage change in AUV	2.56%	7.08%	12.89%	3.72%	7.65%	2.81%	1.42%	3.85%	1.30%	N/A

Ending Number of AUs (000s)	497	625	566	313	276	167	118	77	5	N/A

PIONEER VARIABLE CONTRACTS TRUST:
Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV	$9.014	$8.333	$7.273	$10.889	$10.338	$9.935	N/A	N/A	N/A	N/A
Ending AUV	$8.597	$9.014	$8.333	$7.273	$10.889	$10.338	N/A	N/A	N/A	N/A

Percentage change in AUV	-4.63%	8.17%	14.57%	-33.21%	5.33%	4.06%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	0	0	0	0	0	0	N/A	N/A	N/A	N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$12.801	$11.184	$6.492	$15.726	$11.151	$10.036	N/A	N/A	N/A	N/A
Ending AUV	$9.681	$12.801	$11.184	$6.492	$15.726	$11.151	N/A	N/A	N/A	N/A

Percentage change in AUV	-24.37%	14.46%	72.27%	-58.72%	41.03%	11.11%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	23	26	33	33	50	5	N/A	N/A	N/A	N/A

Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	$1.224	$1.037	$0.919	$1.336	$1.342	$1.110	$1.063	$0.925	$0.764	$0.919
Ending AUV	$1.282	$1.224	$1.037	$0.919	$1.336	$1.342	$1.110	$1.063	$0.925	$0.764

Percentage change in AUV	4.74%	18.03%	12.84%	-31.21%	-0.45%	20.90%	4.42%	14.92%	21.07%	-16.87%

Ending number of AUs (000s)	235	231	256	273	265	169	126	125	267	181

Fund Portfolio (inception date January 2, 2001)
Beginning AUV	$1.090	$0.951	$0.769	$1.184	$1.141	$0.990	$0.944	$0.860	$0.704	$0.880
Ending AUV	$1.030	$1.090	$0.951	$0.769	$1.184	$1.141	$0.990	$0.944	$0.860	$0.704

Percentage change in AUV	-5.50%	14.62%	23.67%	-35.05%	3.77%	15.25%	4.87%	9.77%	22.16%	-20.00%

Ending number of AUs (000s)	115	176	132	103	16	18	83	87	108	97

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	$13.799	$11.845	$7.476	$11.733	$11.223	$10.473	$10.003	N/A	N/A	N/A
Ending AUV	$13.383	$13.799	$11.845	$7.476	$11.733	$11.223	$10.473	N/A	N/A	N/A

Percentage change in AUV	-3.01%	16.50%	58.44%	-36.28%	4.54%	7.16%	4.70%	N/A	N/A	N/A

Ending number of AUs (000s)	16	7	6	9	8	5	3	N/A	N/A	N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	$12.032	$10.309	$8.312	$12.675	$12.153	$10.934	$10.058	N/A	N/A	N/A
Ending AUV	$11.217	$12.032	$10.309	$8.312	$12.675	$12.153	$10.934	N/A	N/A	N/A

Percentage change in AUV	-6.77%	16.71%	24.03%	-34.42%	4.30%	11.15%	8.71%	N/A	N/A	N/A

Ending number of AUs (000s)	3	3	3	1	1	0	0	N/A	N/A	N/A

36

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$13.099	$11.880	$9.284	$10.620	$10.104	$10.020	N/A	N/A	N/A	N/A
Ending AUV	$13.172	$13.099	$11.880	$9.284	$10.620	$10.104	N/A	N/A	N/A	N/A

Percentage change in AUV	0.56%	10.26%	27.96%	-12.58%	5.11%	0.84%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	1	0	2	0	0	0	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.571	$1.998	$1.277	$2.274	$2.209	$1.843	$1.668	$1.480	$1.005	N/A
Ending AUV	$2.238	$2.571	$1.998	$1.277	$2.274	$2.209	$1.843	$1.668	$1.480	N/A

Percentage change in AUV	-12.95%	28.68%	56.46%	-43.84%	2.94%	19.86%	10.49%	12.70%	47.26%	N/A

Ending Number of AUs (000s)	199	214	209	219	309	301	164	247	112	N/A

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.371	$1.987	$1.484	$2.059	$2.125	$1.857	$1.728	$1.397	$0.998	N/A
Ending AUV	$2.270	$2.371	$1.987	$1.484	$2.059	$2.125	$1.857	$1.728	$1.397	N/A

Percentage change in AUV	-4.26%	19.33%	33.89%	-27.93%	-3.11%	14.43%	7.47%	23.69%	39.98%	N/A

Ending Number of AUs (000s)	208	199	192	218	221	246	344	325	99	N/A

RYDEX VARIABLE TRUST:
Banking Fund (inception date May 1, 2004)
Beginning AUV	$5.537	$4.948	$5.175	$8.885	$12.308	$11.174	$11.607	$10.096	N/A	N/A
Ending AUV	$4.263	$5.537	$4.948	$5.175	$8.885	$12.308	$11.174	$11.607	N/A	N/A

Percentage change in AUV	-23.01%	11.90%	-4.39%	-41.76%	-27.81%	10.15%	-3.73%	14.97%	N/A	N/A

Ending Number of AUs (000s)	0	1	2	10	3	1	0	0	N/A	N/A

Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	$21.403	$17.066	$11.088	$20.512	$15.466	$12.773	$12.401	$9.969	N/A	N/A
Ending AUV	$17.702	$21.403	$17.066	$11.088	$20.512	$15.466	$12.773	$12.401	N/A	N/A

Percentage change in AUV	-17.29%	25.41%	53.91%	-45.94%	32.63%	21.08%	3.00%	24.40%	N/A	N/A

Ending Number of AUs (000s)	13	14	14	17	23	7	2	0	N/A	N/A

Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	$11.276	$10.288	$8.781	$10.054	$9.727	$10.162	$9.275	$9.796	N/A	N/A
Ending AUV	$12.346	$11.276	$10.288	$8.781	$10.054	$9.727	$10.162	$9.275	N/A	N/A

Percentage change in AUV	9.49%	9.60%	17.16%	-12.66%	3.36%	-4.28%	9.56%	-5.32%	N/A	N/A

Ending Number of AUs (000s)	9	3	4	8	3	3	3	1	N/A	N/A

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$6.063	$5.669	$5.132	$10.170	$7.841	$9.643	$10.048	N/A	N/A	N/A
Ending AUV	$5.604	$6.063	$5.669	$5.132	$10.170	$7.841	$9.643	N/A	N/A	N/A

Percentage change in AUV	-7.57%	6.95%	10.46%	-49.54%	29.70%	-18.69%	-4.03%	N/A	N/A	N/A

Ending Number of AUs (000s)	1	8	9	8	1	1	0	N/A	N/A	N/A

37

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	$13.659	$11.763	$9.974	$13.151	$11.959	$10.286	$10.431	$10.097	N/A	N/A
Ending AUV	$15.384	$13.659	$11.763	$9.974	$13.151	$11.959	$10.286	$10.431	N/A	N/A

Percentage change in AUV	12.63%	16.12%	17.94%	-24.16%	9.97%	16.26%	-1.39%	3.31%	N/A	N/A

Ending Number of AUs (000s)	8	5	3	2	2	7	2	0	N/A	N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$9.232	$7.484	$5.523	$14.572	$13.610	$10.530	$11.057	$9.918	N/A	N/A
Ending AUV	$9.971	$9.232	$7.484	$5.523	$14.572	$13.610	$10.530	$11.057	N/A	N/A

Percentage change in AUV	8.00%	23.36%	35.51%	-62.10%	7.07%	29.25%	-4.77%	11.48%	N/A	N/A

Ending Number of AUs (000s)	10	8	2	18	3	2	4	0	N/A	N/A

Electronics Fund (inception date May 1, 2004)
Beginning AUV	$8.375	$7.721	$4.538	$9.189	$9.519	$9.382	$9.122	$9.741	N/A	N/A
Ending AUV	$6.925	$8.375	$7.721	$4.538	$9.189	$9.519	$9.382	$9.122	N/A	N/A

Percentage change in AUV	-17.31%	8.47%	70.14%	-50.61%	-3.47%	1.46%	2.85%	-6.35%	N/A	N/A

Ending Number of AUs (000s)	2	1	16	0	6	1	1	0	N/A	N/A

Energy Fund (inception date May 1, 2004)
Beginning AUV	$20.994	$17.811	$12.989	$24.313	$18.435	$16.636	$12.128	$10.225	N/A	N/A
Ending AUV	$19.570	$20.994	$17.811	$12.989	$24.313	$18.435	$16.636	$12.128	N/A	N/A

Percentage change in AUV	-6.78%	17.87%	37.12%	-46.58%	31.89%	10.81%	37.17%	18.61%	N/A	N/A

Ending Number of AUs (000s)	28	31	29	33	35	31	52	15	N/A	N/A

Energy Services Fund (inception date May 1, 2004)
Beginning AUV	$22.350	$17.910	$11.138	$26.535	$19.550	$17.793	$12.118	$10.174	N/A	N/A
Ending AUV	$20.072	$22.350	$17.910	$11.138	$26.535	$19.550	$17.793	$12.118	N/A	N/A

Percentage change in AUV	-10.19%	24.79%	60.80%	-58.03%	35.73%	9.87%	46.83%	19.11%	N/A	N/A

Ending Number of AUs (000s)	50	39	49	44	59	31	31	3	N/A	N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$9.671	$10.948	$8.152	$18.242	$16.297	$12.710	$12.070	$10.113	N/A	N/A
Ending AUV	$8.126	$9.671	$10.948	$8.152	$18.242	$16.297	$12.710	$12.070	N/A	N/A

Percentage change in AUV	-15.98%	-11.66%	34.30%	-55.31%	11.93%	28.22%	5.30%	19.35%	N/A	N/A

Ending Number of AUs (000s)	4	6	5	5	5	3	2	0	N/A	N/A

Financial Services Fund (inception date May 1, 2004)
Beginning AUV	$7.546	$6.665	$5.625	$10.935	$13.604	$11.771	$11.500	$10.048	N/A	N/A
Ending AUV	$6.356	$7.546	$6.665	$5.625	$10.935	$13.604	$11.771	$11.500	N/A	N/A

Percentage change in AUV	-15.77%	13.22%	18.49%	-48.56%	-19.62%	15.57%	2.36%	14.45%	N/A	N/A

Ending Number of AUs (000s)	1	1	2	6	0	0	0	0	N/A	N/A

38

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.226	$1.124	$1.659	$1.156	$1.064	$1.110	$1.041	$0.969	$0.998	N/A
Ending AUV	$1.718	$1.226	$1.124	$1.659	$1.156	$1.064	$1.110	$1.041	$0.969	N/A

Percentage change in AUV	40.13%	9.07%	-32.25%	43.51%	8.65%	-4.14%	6.63%	7.43%	-2.91%	N/A

Ending Number of AUs (000s)	135	29	16	235	84	62	56	2	0	N/A

Guggenheim CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV	$12.545	$11.005	$7.973	$14.152	$12.565	$11.297	$10.041	N/A	N/A	N/A
Ending AUV	$11.514	$12.545	$11.005	$7.973	$14.152	$12.565	$11.297	N/A	N/A	N/A

Percentage change in AUV	-8.22%	13.99%	38.03%	-43.66%	12.63%	11.22%	12.51%	N/A	N/A	N/A

Ending Number of AUs (000s)	0	1	0	4	0	0	0	N/A	N/A	N/A

Guggenheim CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV	$10.995	$10.007	$8.245	$11.910	$11.325	$10.555	$10.028	N/A	N/A	N/A
Ending AUV	$10.856	$10.995	$10.007	$8.245	$11.910	$11.325	$10.555	N/A	N/A	N/A

Percentage change in AUV	-1.26%	9.87%	21.37%	-30.77%	5.17%	7.30%	5.26%	N/A	N/A	N/A

Ending Number of AUs (000s)	0	0	0	0	0	0	0	N/A	N/A	N/A

Guggenheim All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.504	$9.444	$8.058	$10.859	$10.281	$9.908	N/A	N/A	N/A	N/A
Ending AUV	$9.954	$10.504	$9.444	$8.058	$10.859	$10.281	N/A	N/A	N/A	N/A

Percentage change in AUV	-5.24%	11.22%	17.20%	-25.79%	5.62%	3.76%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	0	0	0	0	0	0	N/A	N/A	N/A	N/A

Guggenheim All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.415	$9.795	$9.416	$10.667	$10.122	$9.984	N/A	N/A	N/A	N/A
Ending AUV	$10.177	$10.415	$9.795	$9.416	$10.667	$10.122	N/A	N/A	N/A	N/A

Percentage change in AUV	-2.29%	6.33%	4.03%	-11.73%	5.38%	1.38%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	0	0	0	0	0	0	N/A	N/A	N/A	N/A

Guggenheim All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.447	$9.784	$8.840	$10.833	$10.269	$9.952	N/A	N/A	N/A	N/A
Ending AUV	$10.053	$10.447	$9.784	$8.840	$10.833	$10.269	N/A	N/A	N/A	N/A

Percentage change in AUV	-3.77%	6.78%	10.68%	-18.40%	5.49%	3.19%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	3	6	6	0	0	0	N/A	N/A	N/A	N/A

Guggenheim Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$8.608	$8.189	$8.552	$10.628	$10.338	$9.996	N/A	N/A	N/A	N/A
Ending AUV	$8.811	$8.608	$8.189	$8.552	$10.628	$10.338	N/A	N/A	N/A	N/A

Percentage change in AUV	2.36%	5.12%	-4.24%	-19.53%	2.81%	3.42%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	1	1	2	0	0	6	N/A	N/A	N/A	N/A

39

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Guggenheim U.S. Long Short Momentum Fund (inception date May 1, 2003)
Beginning AUV	$1.687	$1.532	$1.216	$2.072	$1.705	$1.546	$1.374	$1.253	$1.002	N/A
Ending AUV	$1.561	$1.687	$1.532	$1.216	$2.072	$1.705	$1.546	$1.374	$1.253	N/A

Percentage change in AUV	-7.47%	10.12%	25.99%	-41.31%	21.52%	10.28%	12.52%	9.66%	25.05%	N/A

Ending Number of AUs (000s)	7	39	38	72	52	8	1	12	4	N/A

Health Care Fund (inception date May 1, 2004)
Beginning AUV	$11.712	$11.080	$8.978	$12.069	$11.498	$11.049	$10.086	$10.066	N/A	N/A
Ending AUV	$12.139	$11.712	$11.080	$8.978	$12.069	$11.498	$11.049	$10.086	N/A	N/A

Percentage change in AUV	3.65%	5.70%	23.41%	-25.61%	4.97%	4.06%	9.55%	0.20%	N/A	N/A

Ending Number of AUs (000s)	4	3	6	5	9	9	2	1	N/A	N/A

Internet Fund (inception date May 1, 2004)
Beginning AUV	$13.933	$11.652	$7.096	$13.003	$11.898	$10.955	$11.219	$9.793	N/A	N/A
Ending AUV	$12.150	$13.933	$11.652	$7.096	$13.003	$11.898	$10.955	$11.219	N/A	N/A

Percentage change in AUV	-12.80%	19.58%	64.21%	-45.43%	9.29%	8.61%	-2.35%	14.56%	N/A	N/A

Ending Number of AUs (000s)	1	2	4	0	0	0	0	0	N/A	N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$3.690	$5.347	$9.757	$6.127	$6.801	$8.780	$8.726	$10.077	N/A	N/A
Ending AUV	$2.664	$3.690	$5.347	$9.757	$6.127	$6.801	$8.780	$8.726	N/A	N/A

Percentage change in AUV	-27.80%	-30.99%	-45.20%	59.25%	-9.91%	-22.54%	0.62%	-13.41%	N/A	N/A

Ending Number of AUs (000s)	7	39	15	27	0	0	1	0	N/A	N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.584	$0.676	$0.572	$0.828	$0.876	$0.818	$0.872	$0.986	$1.000	N/A
Ending AUV	$0.402	$0.584	$0.676	$0.572	$0.828	$0.876	$0.818	$0.872	$0.986	N/A

Percentage change in AUV	-31.16%	-13.61%	18.18%	-30.92%	-5.48%	7.09%	-6.19%	-11.56%	-1.40%	N/A

Ending Number of AUs (000s)	24	62	40	13	3	4	5	31	1	N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	$4.641	$6.274	$9.790	$7.358	$7.582	$7.963	$8.757	$9.942	N/A	N/A
Ending AUV	$4.258	$4.641	$6.274	$9.790	$7.358	$7.582	$7.963	$8.757	N/A	N/A

Percentage change in AUV	-8.25%	-26.03%	-35.91%	33.05%	-2.95%	-4.78%	-9.07%	-11.92%	N/A	N/A

Ending Number of AUs (000s)	0	0	1	1	0	0	2	0	N/A	N/A

Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	$5.043	$6.470	$10.906	$7.442	$8.473	$8.680	$8.657	$10.110	N/A	N/A
Ending AUV	$4.490	$5.043	$6.470	$10.906	$7.442	$8.473	$8.680	$8.657	N/A	N/A

Percentage change in AUV	-10.97%	-22.06%	-40.67%	46.55%	-12.17%	-2.38%	0.27%	-14.37%	N/A	N/A

Ending Number of AUs (000s)	1	0	0	1	0	6	15	0	N/A	N/A

40

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	$4.348	$6.069	$9.129	$7.395	$7.089	$8.133	$8.473	$9.964	N/A	N/A
Ending AUV	$3.977	$4.348	$6.069	$9.129	$7.395	$7.089	$8.133	$8.473	N/A	N/A

Percentage change in AUV	-8.53%	-28.36%	-33.52%	23.45%	4.32%	-12.84%	-4.01%	-14.96%	N/A	N/A

Ending Number of AUs (000s)	2	1	1	5	1	5	0	0	N/A	N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.522	$0.635	$0.885	$0.642	$0.643	$0.702	$0.715	$0.804	$0.999	N/A
Ending AUV	$0.470	$0.522	$0.635	$0.885	$0.642	$0.643	$0.702	$0.715	$0.804	N/A

Percentage change in AUV	-9.96%	-17.80%	-28.25%	37.85%	-0.16%	-8.40%	-1.82%	-11.07%	-19.52%	N/A

Ending Number of AUs (000s)	116	104	50	128	94	97	95	0	0	N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$10.498	$9.163	$7.483	$11.277	$12.832	$12.328	$10.346	$9.875	N/A	N/A
Ending AUV	$7.385	$10.498	$9.163	$7.483	$11.277	$12.832	$12.328	$10.346	N/A	N/A

Percentage change in AUV	-29.65%	14.57%	22.45%	-33.64%	-12.12%	4.09%	19.16%	4.77%	N/A	N/A

Ending Number of AUs (000s)	2	2	6	2	2	5	14	3	N/A	N/A

Leisure Fund (inception date May 1, 2004)
Beginning AUV	$11.284	$8.744	$6.402	$12.817	$13.284	$10.867	$11.538	$10.021	N/A	N/A
Ending AUV	$11.446	$11.284	$8.744	$6.402	$12.817	$13.284	$10.867	$11.538	N/A	N/A

Percentage change in AUV	1.44%	29.05%	36.58%	-50.05%	-3.52%	22.24%	-5.82%	15.14%	N/A	N/A

Ending Number of AUs (000s)	1	1	0	1	1	2	0	0	N/A	N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$2.092	$1.536	$1.018	$2.277	$2.220	$2.030	$1.798	$1.486	$1.000	N/A
Ending AUV	$1.914	$2.092	$1.536	$1.018	$2.277	$2.220	$2.030	$1.798	$1.486	N/A

Percentage change in AUV	-8.51%	36.20%	50.88%	-55.29%	2.57%	9.36%	12.90%	21.00%	48.60%	N/A

Ending Number of AUs (000s)	11	50	75	23	25	12	26	41	31	N/A

NASDAQ-100® Fund
Beginning AUV	$17.809	$15.182	$10.088	$17.543	$15.040	$14.361	$14.346	$13.252	$9.204	$15.204
Ending AUV	$18.014	$17.809	$15.182	$10.088	$17.543	$15.040	$14.361	$14.346	$13.252	$9.204

Percentage change in AUV	1.15%	17.30%	50.50%	-42.50%	16.64%	4.73%	0.10%	8.26%	43.98%	-39.46%

Ending number of AUs (000s)	7	10	8	8	14	14	26	30	29	30

NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$12.180	$8.986	$4.167	$15.362	$12.104	$11.658	$12.143	$9.767	N/A	N/A
Ending AUV	$11.977	$12.180	$8.986	$4.167	$15.362	$12.104	$11.658	$12.143	N/A	N/A

Percentage change in AUV	-1.67%	35.54%	115.65%	-72.87%	26.92%	3.83%	-3.99%	24.33%	N/A	N/A

Ending Number of AUs (000s)	19	29	37	7	8	1	1	0	N/A	N/A

41

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Nova Fund
Beginning AUV	$9.986	$8.408	$6.267	$13.905	$13.889	$11.762	$11.426	$10.069	$7.307	$11.482
Ending AUV	$9.772	$9.986	$8.408	$6.267	$13.905	$13.889	$11.762	$11.426	$10.069	$7.307

Percentage change in AUV	-2.14%	18.77%	34.16%	-54.93%	0.12%	18.08%	2.94%	13.48%	37.80%	-36.36%

Ending number of AUs (000s)	1	2	2	2	4	6	6	8	3	2

Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	$24.035	$17.582	$11.899	$19.564	$16.530	$13.749	$11.488	$9.999	N/A	N/A
Ending AUV	$18.048	$24.035	$17.582	$11.899	$19.564	$16.530	$13.749	$11.488	N/A	N/A

Percentage change in AUV	-24.91%	36.70%	47.76%	-39.18%	18.35%	20.23%	19.68%	14.89%	N/A	N/A

Ending Number of AUs (000s)	38	21	25	53	17	21	20	4	N/A	N/A

Real Estate Fund (inception date May 1, 2004)
Beginning AUV	$13.058	$10.562	$8.517	$14.741	$18.410	$14.224	$13.408	$10.092	N/A	N/A
Ending AUV	$13.221	$13.058	$10.562	$8.517	$14.741	$18.410	$14.224	$13.408	N/A	N/A

Percentage change in AUV	1.25%	23.63%	24.01%	-42.22%	-19.93%	29.43%	6.09%	32.86%	N/A	N/A

Ending Number of AUs (000s)	5	9	16	3	3	5	3	1	N/A	N/A

Retailing Fund (inception date May 1, 2004)
Beginning AUV	$12.367	$9.981	$6.990	$10.530	$12.171	$11.167	$10.693	$9.991	N/A	N/A
Ending AUV	$12.892	$12.367	$9.981	$6.990	$10.530	$12.171	$11.167	$10.693	N/A	N/A

Percentage change in AUV	4.25%	23.91%	42.79%	-33.62%	-13.48%	8.99%	4.43%	7.03%	N/A	N/A

Ending Number of AUs (000s)	2	1	1	0	0	1	0	0	N/A	N/A

Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.938	$1.420	$1.076	$2.234	$2.420	$2.023	$1.966	$1.586	$1.001	N/A
Ending AUV	$1.685	$1.938	$1.420	$1.076	$2.234	$2.420	$2.023	$1.966	$1.586	N/A

Percentage change in AUV	-13.05%	36.48%	31.97%	-51.84%	-7.69%	19.62%	2.90%	23.96%	58.44%	N/A

Ending Number of AUs (000s)	86	39	34	60	89	122	78	140	139	N/A

Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$5.936	$4.043	$3.007	$8.983	$10.381	$9.620	N/A	N/A	N/A	N/A
Ending AUV	$4.738	$5.936	$4.043	$3.007	$8.983	$10.381	N/A	N/A	N/A	N/A

Percentage change in AUV	-20.18%	46.82%	34.45%	-66.53%	-13.47%	7.91%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	77	123	45	22	4	0	N/A	N/A	N/A	N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$8.257	$6.647	$4.587	$14.472	$14.529	$11.863	$11.590	$10.054	N/A	N/A
Ending AUV	$7.852	$8.257	$6.647	$4.587	$14.472	$14.529	$11.863	$11.590	N/A	N/A

Percentage change in AUV	-4.90%	24.22%	44.91%	-68.30%	-0.39%	22.47%	2.36%	15.28%	N/A	N/A

Ending Number of AUs (000s)	3	1	26	12	1	2	0	0	N/A	N/A

42

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
S&P 500 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$12.337	$9.966	$6.837	$11.476	$11.049	$10.588	$10.507	$9.955	N/A	N/A
Ending AUV	$12.081	$12.337	$9.966	$6.837	$11.476	$11.049	$10.588	$10.507	N/A	N/A

Percentage change in AUV	-2.08%	23.79%	45.77%	-40.42%	3.86%	4.35%	0.77%	5.54%	N/A	N/A

Ending Number of AUs (000s)	8	18	13	1	1	1	1	0	N/A	N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$11.420	$9.587	$6.402	$12.594	$13.443	$11.540	$11.187	$9.964	N/A	N/A
Ending AUV	$10.948	$11.420	$9.587	$6.402	$12.594	$13.443	$11.540	$11.187	N/A	N/A

Percentage change in AUV	-4.13%	19.12%	49.75%	-49.17%	-6.32%	16.49%	3.16%	12.27%	N/A	N/A

Ending Number of AUs (000s)	4	19	15	5	6	20	10	1	N/A	N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$17.269	$13.157	$8.474	$13.405	$12.485	$12.228	$11.080	$10.057	N/A	N/A
Ending AUV	$16.985	$17.269	$13.157	$8.474	$13.405	$12.485	$12.228	$11.080	N/A	N/A

Percentage change in AUV	-1.64%	31.25%	55.26%	-36.78%	7.37%	2.10%	10.36%	10.17%	N/A	N/A

Ending Number of AUs (000s)	7	14	6	3	1	0	9	0	N/A	N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$13.547	$11.390	$7.410	$13.279	$14.096	$12.161	$11.339	$10.040	N/A	N/A
Ending AUV	$12.454	$13.547	$11.390	$7.410	$13.279	$14.096	$12.161	$11.339	N/A	N/A

Percentage change in AUV	-8.07%	18.94%	53.71%	-44.20%	-5.80%	15.91%	7.25%	12.94%	N/A	N/A

Ending Number of AUs (000s)	4	7	10	0	0	1	2	0	N/A	N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$13.717	$11.048	$8.330	$12.810	$12.953	$12.144	$11.550	$10.056	N/A	N/A
Ending AUV	$14.058	$13.717	$11.048	$8.330	$12.810	$12.953	$12.144	$11.550	N/A	N/A

Percentage change in AUV	2.49%	24.16%	32.63%	-34.97%	-1.10%	6.66%	5.14%	14.86%	N/A	N/A

Ending Number of AUs (000s)	2	2	3	3	1	2	7	0	N/A	N/A

S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$12.240	$9.883	$6.151	$10.997	$13.948	$11.818	$11.517	$10.043	N/A	N/A
Ending AUV	$10.974	$12.240	$9.883	$6.151	$10.997	$13.948	$11.818	$11.517	N/A	N/A

Percentage change in AUV	-10.34%	23.85%	60.67%	-44.07%	-21.16%	18.02%	2.61%	14.68%	N/A	N/A

Ending Number of AUs (000s)	9	32	8	11	11	15	1	1	N/A	N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$6.657	$7.041	$8.450	$8.085	$9.165	$10.358	$10.120	N/A	N/A	N/A
Ending AUV	$6.310	$6.657	$7.041	$8.450	$8.085	$9.165	$10.358	N/A	N/A	N/A

Percentage change in AUV	-5.21%	-5.45%	-16.67%	4.51%	-11.78%	-11.52%	2.35%	N/A	N/A	N/A

Ending Number of AUs (000s)	0	6	0	1	0	0	0	N/A	N/A	N/A

43

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Technology Fund (inception date May 1, 2004)
Beginning AUV	$11.331	$10.216	$6.631	$12.270	$11.229	$10.710	$10.491	$9.845	N/A	N/A
Ending AUV	$10.187	$11.331	$10.216	$6.631	$12.270	$11.229	$10.710	$10.491	N/A	N/A

Percentage change in AUV	-10.10%	10.91%	54.06%	-45.96%	9.27%	4.85%	2.09%	6.56%	N/A	N/A

Ending Number of AUs (000s)	1	5	13	0	1	0	0	0	N/A	N/A

Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	$10.877	$9.594	$7.531	$13.915	$12.869	$10.876	$10.858	$9.887	N/A	N/A
Ending AUV	$9.218	$10.877	$9.594	$7.531	$13.915	$12.869	$10.876	$10.858	N/A	N/A

Percentage change in AUV	-15.25%	13.37%	27.39%	-45.88%	8.13%	18.32%	0.17%	9.82%	N/A	N/A

Ending Number of AUs (000s)	0	1	5	7	7	7	0	0	N/A	N/A

Transportation Fund (inception date May 1, 2004)
Beginning AUV	$13.731	$11.172	$9.613	$12.992	$14.382	$13.527	$12.595	$10.023	N/A	N/A
Ending AUV	$12.083	$13.731	$11.172	$9.613	$12.992	$14.382	$13.527	$12.595	N/A	N/A

Percentage change in AUV	-12.00%	22.91%	16.22%	-26.01%	-9.66%	6.32%	7.40%	25.66%	N/A	N/A

Ending Number of AUs (000s)	1	2	4	1	0	1	0	0	N/A	N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
Beginning AUV	$1.032	$1.042	$1.052	$1.051	$1.022	$0.994	$0.984	$0.991	$1.001	$1.007
Ending AUV	$1.022	$1.032	$1.042	$1.052	$1.051	$1.022	$0.994	$0.984	$0.991	$1.001

Percentage change in AUV	-0.97%	-0.96%	-0.95%	0.10%	2.84%	2.82%	1.02%	-0.71%	-1.00%	-0.60%

Ending number of AUs (000s)	447	37	307	265	263	316	456	178	67	1

Utilities Fund (inception date May 1, 2004)
Beginning AUV	$14.076	$13.302	$11.806	$16.934	$15.155	$12.654	$11.560	$10.059	N/A	N/A
Ending AUV	$16.206	$14.076	$13.302	$11.806	$16.934	$15.155	$12.654	$11.560	N/A	N/A

Percentage change in AUV	15.13%	5.82%	12.67%	-30.28%	11.74%	19.76%	9.46%	14.92%	N/A	N/A

Ending Number of AUs (000s)	15	12	13	6	4	4	6	0	N/A	N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$11.194	$11.979	$11.349	$13.062	$11.170	$9.666	$9.880	N/A	N/A	N/A
Ending AUV	$10.675	$11.194	$11.979	$11.349	$13.062	$11.170	$9.666	N/A	N/A	N/A

Percentage change in AUV	-4.64%	-6.55%	5.55%	-13.11%	16.94%	15.56%	-2.17%	N/A	N/A	N/A

Ending Number of AUs (000s)	0	3	0	0	0	0	0	N/A	N/A	N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	$1.818	$1.610	$1.119	$2.006	$2.128	$1.856	$1.636	$1.378	$1.000	N/A
Ending AUV	$1.416	$1.818	$1.610	$1.119	$2.006	$2.128	$1.856	$1.636	$1.378	N/A

Percentage change in AUV	-22.11%	12.92%	43.88%	-44.22%	-5.73%	14.66%	13.45%	18.72%	37.80%	N/A

Ending Number of AUs (000s)	442	508	556	533	445	367	318	254	146	N/A

44

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$2.428	$1.933	$0.916	$2.627	$1.928	$1.396	$1.068	$0.857	$0.562	$0.584
Ending AUV	$1.785	$2.428	$1.933	$0.916	$2.627	$1.928	$1.396	$1.068	$0.857	$0.562

Percentage change in AUV	-26.48%	25.61%	111.03%	-65.13%	36.26%	38.11%	30.71%	24.62%	52.49%	-3.77%

Ending number of AUs (000s)	238	290	685	277	504	361	276	257	206	137

Global Bond Fund
Beginning AUV	$1.920	$1.826	$1.740	$1.696	$1.562	$1.481	$1.543	$1.427	$1.221	$1.013
Ending AUV	$2.055	$1.920	$1.826	$1.740	$1.696	$1.562	$1.481	$1.543	$1.427	$1.221

Percentage change in AUV	7.03%	5.15%	4.94%	2.59%	8.58%	5.47%	-4.02%	8.13%	16.87%	20.53%

Ending number of AUs (000s)	42	24	71	78	113	85	120	150	196	191

Global Hard Assets Fund
Beginning AUV	$4.730	$3.697	$2.370	$4.444	$3.088	$2.506	$1.669	$1.359	$0.946	$0.984
Ending AUV	$3.913	$4.730	$3.697	$2.370	$4.444	$3.088	$2.506	$1.669	$1.359	$0.946

Percentage change in AUV	-17.27%	27.94%	55.99%	-46.67%	43.91%	23.22%	50.15%	22.81%	43.66%	-3.86%

Ending number of AUs (000s)	148	182	231	273	337	291	243	157	222	104

Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV	$1.089	$1.048	$0.929	$1.080	$1.049	$0.975	$0.982	$0.995	$1.000	N/A
Ending AUV	$1.053	$1.089	$1.048	$0.929	$1.080	$1.049	$0.975	$0.982	$0.995	N/A

Percentage change in AUV	-3.31%	3.91%	12.81%	-13.98%	2.96%	7.59%	-0.71%	-1.31%	-0.50%	N/A

Ending Number of AUs (000s)	56	22	17	4	5	1	1	1	1	N/A

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV	$16.075	$11.979	$8.623	$15.654	$12.927	$11.388	$9.904	N/A	N/A	N/A
Ending AUV	$15.982	$16.075	$11.979	$8.623	$15.654	$12.927	$11.388	N/A	N/A	N/A

Percentage change in AUV	-0.58%	34.19%	38.92%	-44.92%	21.10%	13.51%	14.98%	N/A	N/A	N/A

Ending number of AUs (000s)	32	54	38	36	42	45	49	N/A	N/A	N/A

Opportunity Fund
Beginning AUV	$2.853	$2.329	$1.592	$2.685	$2.543	$2.289	$2.143	$1.831	$1.350	$1.863
Ending AUV	$2.669	$2.853	$2.329	$1.592	$2.685	$2.543	$2.289	$2.143	$1.831	$1.350

Percentage change in AUV	-6.45%	22.50%	46.29%	-40.71%	5.58%	11.10%	6.81%	17.04%	35.63%	-27.54%

Ending number of AUs (000s)	380	393	400	329	341	317	397	540	431	547

45

APPENDIX C

Deductions for Taxes – Qualified and Nonqualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Nonqualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes.”

[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

[3]	Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

[4]	The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

46

PRIVACY NOTICE of

Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                                            01/2012

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

  The Medical Information Bureau
  Consumer Reporting Agencies
  Service Providers who conduct marketing services on our behalf
  Motor Vehicle Bureaus
  Other Data Providers

Data we collect may include:

  Name, address, e-mail address, phone number
  Social Security Number
  Demographic Data
  Health data (for life insurance buyers) or other data about illness, disability or injury
  Internet Cookies (cookies help our Internet application process – they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

  Insurance companies, agents, reinsurers
  Group policyholders for purpose of reporting claims experience
  Medical Laboratories and Prescription or Pharmacy Database Managers
  Medical Information and Motor Vehicle Bureaus or similar institutions
  A court or governmental agency when there is a lawful request
  Law enforcement officials to prevent criminal activity and/or fraud
  Service providers that perform marketing services for us
  Service providers that perform administrative services for us
  Joint Marketing Partners
  Unaffiliated Fund Families
  Unaffiliated Third Parties
  Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

  Underwrite policies
  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

9920 Corporate Campus Drive, Suite 1000

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

47

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account C

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution

Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIGRP-SAI-C-0512) dated May 1, 2012 for this Prospectus, please complete this form, detach, and mail to:

Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C (group annuity) fixed and variable annuity at the following address:

Name:________________________________________________________________________

Mailing Address:________________________________________________________________

Sincerely, ______________________________________________________________________________

(Signature)

© 2012, Jefferson National Life Insurance Company	JNL-MAXIGRP-PROS-C-0512
48

STATEMENT OF ADDITIONAL INFORMATION

GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the “Variable Account”), dated May 1, 2012. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

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GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the “Variable Account”, was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund (“Annuity Fund”) and Great American Reserve Variable Annuity Account D (“Account D”) approved an Agreement and Plan of Reorganization and the reorganization (the “Combination”) of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

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The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the “Expense Guarantee Agreement”). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the “Substitution”) of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a “regulated investment company” under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, (the “Code”) proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

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OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

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WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $125,000 for single filers, $183,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012). However, for single filers with modified adjusted gross income in excess of $110,000, but less than $125,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $173,000, but less than $183,000. For married filing separately if you live with your

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spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The

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dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3.50% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted

B-8

where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2012.

FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

B-9

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                    The  report  accompanying  these  financial  statements  was issued  by  BDO  USA,  LLP,  a  Delaware  limited  liability
                    partnership  and  the  U.S.  member  of  BDO   International
                    Limited, a UK company limited by guarantee.

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

--------------------------------------------------------------------------------
                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                                                                               1

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS

--------------------------------------------------------------------------------

      INDEPENDENT AUDITORS' REPORT                                          3-4

      STATUTORY BASIS FINANCIAL STATEMENTS:
         Statements of Admitted Assets, Liabilities and Capital
            and Surplus as of December 31, 2011 and 2010                      5
         Statements of Operations for the Years Ended December 31,
            2011, 2010 and 2009                                               6
         Statements of Changes in Capital and Surplus for the Years
            Ended December 31, 2011, 2010 and 2009                            7
         Statements of Cash Flows for the Years Ended December 31,
            2011, 2010 and 2009                                               8
         Notes to Statutory Basis Financial Statements                     9-35

      INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                  36

      SUPPLEMENTAL MATERIAL:
         Selected Financial Data                                          37-38
         Summary Investment Schedule
         Investment Risk Interrogatories

                                                                               2

[BDO LOGO]             Tel: +212 885-8000               100 Park Avenue
                       Fax: +212 697-1299               New York, NY 10017
                       WWW.BDO.COM

INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying  statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and the related  statutory basis statements of operations,  changes in capital  and  surplus and cash flows for the years ended
December  31,  2011,  2010  and  2009.   These  financial   statements  are  the
responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes  consideration of internal control over  financial  reporting as a basis for designing  audit  procedures  that are appropriate  in the  circumstances,  but not for the  purpose of  expressing  an opinion on the  effectiveness  of the Company's  internal control over financial reporting.  Accordingly,  we express  no such  opinion.  An audit also  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in
the  financial   statements,   assessing  the  accounting  principles  used  and
significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements,  the Company presents its  financial  statements  in  conformity  with  accounting  practices prescribed or permitted by the Texas  Department of Insurance,  which  practices differ from accounting  principles  generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying  statutory basis financial statements are described in Note 2.

In our opinion,  because of the effects of the matter described in the preceding paragraph,  the statutory  basis financial  statements  referred to above do not present fairly, in conformity with accounting  principles  generally accepted in the United States,  the financial  position of Jefferson National Life Insurance
Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for the years ended December 31, 2011, 2010 and 2009.

                                                                               3

[BDO LOGO]

However,  in our opinion,  the statutory basis financial  statements referred to above  present  fairly,  in all material  respects,  the  financial  position of
Jefferson National Life Insurance Company at December 31, 2011 and 2010, and the
results of its  operations  and its cash flows for the years ended  December 31,
2011,  2010 and 2009 in  conformity  with  accounting  practices  prescribed  or permitted by the Texas Department of Insurance.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                               4

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

         STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                               CAPITAL AND SURPLUS
                    (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                 2011         2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
   Bonds at amortized cost                             $  420,781   $  238,251
   Preferred stock                                          8,432       20,641
   Common stock                                            10,446        8,761
   Mortgage loan trusts                                    13,584       14,417
   Mortgage loans on real estate                            2,212        1,510
   Investment in real estate                                1,314          705
   Policyholder loans                                       7,226        7,961
   Cash and short-term investments                         47,438      217,679
   Intercompany note                                          952          952
   Other invested assets                                    2,455        2,376
   Derivatives                                                348          106
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          515,188      513,359
ACCRUED INVESTMENT INCOME                                   3,687        7,498
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,849        2,276
OTHER ADMITTED ASSETS                                       1,409        1,218
SEPARATE ACCOUNT ASSETS                                 1,338,863    1,244,123
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                        $  214,123   $  214,197
   Claim reserves                                             (89)        (260)
   Accounts payable and accrued expenses                      761          253
   Payable on reinsurance                                 198,155      205,918
   Due to parent and affiliates                               361          740
   Asset valuation reserve                                  1,099        1,016
   Interest maintenance reserve                             3,895        3,153
   Transfers from separate accounts                        (2,856)      (4,071)
   Borrowed funds                                          52,769       66,597
   Other liabilities                                        7,741        5,494
   Separate account liabilities                         1,338,863    1,244,123
--------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 1,814,822    1,737,160
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
     authorized, 1,043,565 shares issued and
     outstanding                                            5,009        5,009
   Paid-in surplus                                         42,165       26,991
   Unassigned deficit                                      (6,505)      (9,521)
   Special surplus funds                                    6,505        8,835
--------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            47,174       31,314
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               5

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                           2011        2010       2009
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other
     considerations                           $275,695   $  (5,373)  $147,792
   Net investment income                        26,473      23,250     25,012
   Reserve adjustment on reinsurance
     ceded                                      (6,538)     (6,556)    (8,264)
   Commission and expense allowances on
     reinsurance ceded                           3,083       6,017      1,861
   Amortization of interest maintenance
     reserve                                       492       1,142        (57)
   Fee income                                    6,511       6,799      6,515
   Other revenues                                6,060       4,329      4,583
--------------------------------------------------------------------------------
          TOTAL REVENUES                       311,776      29,608    177,442
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Annuity and surrender benefits              141,910     145,870    162,463
   Increase (decrease) in policy and
     contract reserves                           1,334    (208,443)   (26,305)
   Other benefits                                3,606       4,056      4,568
   Commissions                                   1,751       2,028      2,216
   General and administrative expenses          17,622      15,929     12,871
   Taxes, licenses and fees                        135         341       (393)
   Net transfers to (from) separate
     accounts                                  133,990      64,505     17,617
   Decrease in funds withheld                   10,608          --         --
   Other expenses                                   80          78         35
--------------------------------------------------------------------------------
          TOTAL BENEFITS AND EXPENSES          311,036      24,364    173,072
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE FEDERAL INCOME TAX
            PROVISION AND NET REALIZED
            CAPITAL LOSSES                         740       5,244      4,370
FEDERAL INCOME TAX PROVISION                        --          --         --
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE NET REALIZED CAPITAL
            LOSSES                                 740       5,244      4,370
NET REALIZED CAPITAL LOSSES, NET OF
   TRANSFERS TO IMR                             (5,532)     (7,156)    (2,991)
--------------------------------------------------------------------------------
NET INCOME (LOSS)                             $ (4,792)  $  (1,912)  $  1,379
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               6

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2011      2010      2009
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR             $31,314   $25,905   $23,341
--------------------------------------------------------------------------------
Adjustments to surplus:
   Net income (loss)                                (4,792)   (1,912)    1,379
   Change in net unrealized capital
     gains (losses)                                   (591)      610      (688)
   Change in deferred income tax                     3,520     2,863      (991)
   Change in nonadmitted assets                     (3,524)   (2,581)      541
   Change in asset valuation reserve                   (83)     (842)      155
   Paid-in surplus                                  15,175        --     3,000
   Change in surplus as a result of
     reinsurance, net of tax                        (2,330)    7,271      (832)
   Increase in surplus due to quasi
     reorganization                                  8,485        --        --
--------------------------------------------------------------------------------
          NET ADJUSTMENTS TO SURPLUS                15,860     5,409     2,564
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                   $47,174   $31,314   $25,905
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               7

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                          2011        2010        2009
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance     $ 275,695   $  (5,373)  $ 147,229
  Net investment income                        22,240      23,967      23,543
  Miscellaneous income                         15,654      17,144      12,960
-------------------------------------------------------------------------------
           TOTAL INCOME RECEIVED              313,589      35,738     183,732
-------------------------------------------------------------------------------
  Benefit and loss related payments           152,875     157,358     173,946
  Net transfers to separate accounts          132,775      63,294      10,587
  Commissions, expenses paid and
    aggregate write-ins for deductions         30,359      18,180      14,874
-------------------------------------------------------------------------------
           TOTAL OPERATING EXPENSES PAID      316,009     238,832     199,407
-------------------------------------------------------------------------------
           NET CASH USED IN
             OPERATING ACTIVITIES              (2,420)   (203,094)    (15,675)
-------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
     Bonds and stocks                         168,402     367,475     157,295
     Mortgage loans                             1,065       1,322       1,218
     Derivatives                                  231         189          --
     Other invested assets                        102         584         264
     Miscellaneous proceeds                        --         318          --
-------------------------------------------------------------------------------
           TOTAL INVESTMENT PROCEEDS          169,800     369,888     158,777
-------------------------------------------------------------------------------
  Cost of investments acquired:
     Bonds and stocks                        (337,126)   (192,411)   (173,249)
     Mortgage loans                              (875)       (550)         --
     Derivatives                                 (609)       (283)       (632)
     Other invested assets                       (491)     (2,400)       (952)
     Miscellaneous investments                    (25)       (106)       (318)
-------------------------------------------------------------------------------
           TOTAL COST OF INVESTMENTS
             ACQUIRED                        (339,126)   (195,750)   (175,151)
-------------------------------------------------------------------------------
  Net decrease in policy loans                    705       5,925       2,537
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY (USED IN)
             INVESTING ACTIVITIES            (168,621)    180,063     (13,837)
-------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
     Borrowed funds                           (13,828)      2,752      53,817
     Net deposit-type contract fund and
       other liabilities                       (1,408)         23        (822)
     Dividends to stockholders                     --          --          --
     Other cash applied                           861     202,196      (2,065)
     Paid-in surplus                           15,175          --       3,000
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY FINANCING
             ACTIVITIES AND MISCELLANEOUS
             SOURCES                              800     204,971      53,930
-------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
 INVESTMENTS                                 (170,241)    181,940      24,418
CASH AND SHORT-TERM INVESTMENTS:
    Beginning of year                         217,679      35,739      11,321
-------------------------------------------------------------------------------
    End of year                             $  47,438   $ 217,679   $  35,739
===============================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               8

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson  National Life Insurance  Company (the "Company" or "JNL"),  is a life insurance  company  founded  in 1937 and  domiciled  in the State of Texas.  The
Company  markets  primarily  variable   annuities  and,  in  2005,   launched  a
revolutionary  flat insurance fee variable annuity called Monument Advisor.

The Company is licensed  in all states and the  District of Columbia  except New
York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN
Financial").

The following  states  represented  premiums  collected in excess of 5% of total premiums in 2011, 2010 and 2009:

                                                       2011     2010      2009
 -------------------------------------------------------------------------------
 Texas                                                  11%      14%       16%
 California                                             10%      12%       10%
 Pennsylvania                                           N/A       6%        8%
 Colorado                                               N/A       5%        7%
 Illinois                                               N/A      N/A        7%
 Florida                                                 6%       6%        6%
 Massachusetts                                           9%      N/A       N/A
================================================================================

All  outstanding  shares of the  Company  are owned by the  parent  company,  JN
Financial,  an insurance holding company  incorporated in the State of Delaware.
On December  30,  2011,  a group of  investors,  along with  certain  members of management  of JN  Financial,  consummated  an $83,000  management  buyout,  the proceeds of which were used to acquire the  outstanding  shares of JN  Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The  statutory  basis  financial  statements  have been prepared on the basis of accounting  practices  prescribed  or  permitted  by  the  Texas  Department  of
Insurance  (the  "Department").  Insurance  companies  domiciled  in  Texas  are required to prepare statutory basis financial  statements in accordance with the
National Association of Insurance  Commissioners'  ("NAIC") ACCOUNTING PRACTICES
AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications  prescribed or permitted by the Department  ("Texas  SAP").  The Department has the right to permit specific  practices that deviate from prescribed  practices.  The Company has no such practices.

Financial  statements  prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United
States of America ("GAAP") primarily because on a statutory basis:

o     costs  related to  acquiring  business,  principally  commissions,  direct marketing costs and certain policy issue  expenses,  are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

o     life insurance and annuity  reserves are based on statutory  mortality and interest  requirements,  without  consideration of withdrawals and Company experience,  whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                                                               9

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o     life insurance enterprises are required to establish a formula-based asset valuation  reserve  ("AVR")  by a  direct  charge  to  surplus  to  offset potential  investment  losses,  under GAAP  provisions for investments are established as needed through a charge to income;

o     realized  gains and losses  resulting  from  changes in interest  rates on fixed income investments are deferred in the interest maintenance reserves and  amortized  into  investment  income  over the  remaining  life of the investment  sold,  for GAAP such gains and losses are recognized in income at the time of the sale;

o     bonds are carried  principally  at amortized  cost,  but at fair value for
      GAAP;

o     the admission or nonadmission of deferred tax assets are determined  under
      Statement of Statutory Accounting Principles ("SAP") No. 10R which differs from the  valuation  allowance  determined  under  GAAP.  The  changes  in deferred  income  taxes are not  reported as a component of net income but rather as a charge to capital and surplus;

o     assets and  liabilities  are reported  net of  reinsurance  for  statutory purposes and gross of reinsurance for GAAP;

o     premiums from interest  sensitive and annuity  policies are  recognized as income, whereas under GAAP future policy liabilities are increased;

o     deferred premium amounts are a function of the premium payment assumptions used in  calculating  the policy  reserves,  whereas on a GAAP basis,  any deferred  benefit  premium  amounts are netted  against the  liability for future policy benefits;

o     goodwill  and other  intangibles  are  subject to certain  limitations  as admitted assets;

o     securities  lending  transactions in which collateral is not available for the general use by the Company are not  recorded on the balance  sheet per
      SAP 91R.  For  GAAP,  such  transactions  are  accounted  for as a secured borrowing  and the  collateral is recorded on the GAAP balance sheet as an asset and a liability;

o     certain  "nonadmitted  assets"  (principally  receivables  over  90  days, furniture and fixtures,  deferred tax assets, unauthorized reinsurance and prepaid  expenses) must be excluded from admitted  assets under  statutory reporting through a charge to capital and surplus; and

o     under GAAP, the Company  applied  push-down  accounting  related to the JN
      Financial's  management  buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                                                                              10

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation  of net income (loss) and capital and surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance  with GAAP as of December 31, 2011, 2010 and 2009 is as follows:

                                                        Net Income (Loss)              Capital and Surplus
                                                 ------------------------------   ------------------------------
                                                     Year Ended December 31,              December 31,
                                                 ------------------------------   ------------------------------
                                                   2011       2010       2009       2011       2010       2009
-----------------------------------------------------------------------------------------------------------------

Statutory amounts                                $ (4,792)  $ (1,912)  $  1,379   $ 47,174   $ 31,314   $ 25,905
Add (deduct) adjustments:
   Investments                                      1,875     15,817        757     15,010     12,834      3,006
   Deferred acquisition costs and valuation
      of business acquired                         (2,365)    (7,850)    (1,124)    16,445     28,297     38,606
   Goodwill and other intangibles                  (2,400)        --         --      4,146      5,462      5,462
   Nonadmitted assets                                  --         --         --        136        234        558
   Policy reserves                                  3,365      2,440        585     (4,399)    (4,908)    (7,374)
   Ceding commissions                              (2,329)    (5,138)      (832)        --         --         --
   Other                                               (3)        91        (94)         4          3          2
-----------------------------------------------------------------------------------------------------------------
GAAP-basis amounts                               $ (6,649)  $  3,448   $    671   $ 78,516   $ 73,236   $ 66,165
=================================================================================================================

The Company is in the process of  finalizing  the push-down  accounting  for the
Company's GAAP basis  financial  statements and has estimated the valuations for valuation of business  acquired and related goodwill.  The push-down  accounting adjustments, if any, will only result in a reclassification between valuation of business acquired and goodwill and would not affect the GAAP basis net income or capital and surplus.

                                                                              11

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are  generally  stated at amortized  cost using the interest  method or at fair value for NAIC rated 6  securities.  All other bonds are  stated  at the  lower  of  amortized  cost or fair  value.  Mortgage-backed securities  and  structured  securities  not in default are stated at  amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective  method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had  become  negative;  these are  valued  using the  prospective  method.
Prepayment  assumptions  for  loan-backed  bonds and structured  securities were obtained  from the broker at the date of purchase and are updated  semi-annually based on market rate.  Mortgage-backed and structured  securities in default are valued  at the  lower  of  amortized  cost  (net  of any  other  than  temporary impairments)  or undiscounted  estimated  future cash flows.  Investment  market valuations are prescribed by the NAIC.

Unrealized  gains and  losses on NAIC  rated 6 bonds are  recorded  directly  to unassigned  surplus.  If it is determined  that a decline in fair value is other than  temporary,  the  cost  basis  is  written  down  and a  realized  loss  is recognized.

PREFERRED STOCK - Redeemable  preferred stocks that have characteristics of debt securities  and are rated as  higher  or high  quality  (NAIC  designation  of 1 through  3) are  reported  at cost  or  amortized  cost.  All  other  redeemable preferred  stocks  are  reported  at the lower of cost,  amortized  cost or fair value.  Nonredeemable  preferred  stocks are  reported at fair value or lower of cost or fair value as determined by the Securities  Valuation Office of the NAIC
("SVO") and the related net  unrealized  capital gains  (losses) are reported in unassigned  surplus along with any adjustment for federal income taxes. If it is determined  that a decline in fair value is other  than  temporary,  the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM   INVESTMENTS  -  Short-term  investments  include  investments  with remaining  maturities  of one  year or less at the time of  acquisition  and are principally stated at amortized cost.

MORTGAGE  LOAN TRUSTS - Mortgage  loan trusts are reported at the  Company's pro rata share of the unpaid principal balances of the underlying  mortgage loans in the trusts.  The Company  participates  in seven  trusts  managed by  Innovative
Capital  Advisors and has various  ownership  percentages  in the trusts ranging from  6.52% to  16.44%.  Impairment  losses  are  recognized  if the  underlying mortgage  loans were  unable to collect  all  principal  and  interest  payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid  principal balances,  less any discounts and allowances for impairment.  A mortgage loan is considered to be impaired when, based on current  information and events,  it is probable  that the Company will be unable to collect all  principal and interest amounts due according to the contractual terms of the mortgage  agreement.  When management  determines  foreclosure  is probable,  the  impairment is other than temporary;  the mortgage  loan is written down to realized  value and a realized loss is recognized.

                                                                              12

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES  - The  Company  holds S&P puts that  contain  market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract.  The Company  purchased the puts to partially offset the impact of reserve changes in its guaranteed  minimum death benefit rider. The Company uses hedge  accounting  and  reports the puts at fair value with the change in market value  recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY  NOTE  -  Intercompany  note  is a note  between  the  Company  and
Jefferson  National Asset Management,  LLC ("JNAM"),  an affiliate.  The note is reported at the unpaid principal  balance.  The note was fully repaid in January
2012.

OTHER INVESTED ASSETS - Other invested assets  represent  investments in a hedge fund and a  limited  partnership  interest.  The  hedge  fund was  comprised  of asset-backed and mortgage-backed securities. The Company's interest in the hedge fund was liquidated in 2011. The partnership  wholly owns an LLC comprised of an interest rate swap and subordinate  notes of a trust backed by collateral in the form of mortgage-backed securities. Both positions are reported as the Company's share of  underlying  equity of the investee.  The cost basis of other  invested assets was $2,371 and $2,369 at December 31, 2011 and 2010, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure  of certain  commercial  and  residential  mortgage  loans in a loan sharing  trust  purchased to provide asset  diversification.  The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST  MAINTENANCE RESERVE - Realized gains and losses (determined using the specific  identification  basis), net of applicable taxes,  arising from changes in interest  rates are  accumulated in the Interest
Maintenance  Reserve  ("IMR") and are amortized into net investment  income over the estimated  remaining life of the  investment  sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION  RESERVE - An AVR applying to the specific risk  characteristics of all invested asset  categories  excluding  cash,  policy loans and investment income accrued has been established based on a statutory  formula.  Realized and unrealized gains and losses arising from changes in the  creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the
AVR are applied directly to unassigned surplus.

NET INVESTMENT  INCOME AND EXPENSES - Net  investment  income  includes  premium amortization,  discount accretion, as well as interest and dividends received or accrued on  investments.  Net  investment  income is  reported  as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special  surplus  funds  represent  the unearned  portion of ceding  commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by  actuarial  methods  and are  determined  based  on  published  tables  using specified  interest rates and valuation  methods in accordance  with  Department regulations.

LIFE RESERVES

Reserves for life  contracts are primarily  mean reserves based on mortality and interest  rate  assumptions  (ranging from 2.25% to 6.00%),  in accordance  with
Department regulations.

                                                                              13

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Premium deficiency  reserves,  if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred  fractional premiums upon the death of the insured and returns any portion of the final  premium  beyond the date of death.  Reserves  are never less than  surrender  values  available at valuation date.

ANNUITY RESERVES

Reserves for  contractual  funds not yet used for the purchase of annuities  are reserved for using the continuous  version of the Commissioners  Annuity Reserve
Valuation  Method  ("CARVM"),  in which the greatest  present  value of benefits considering  voluntary and involuntary  benefits streams is deemed sufficient to provide for benefits arising from the contracts.  Calculations  follow Actuarial
Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial
Guideline 43 is followed.  Reserves for life and disability  insurance are based on mortality,  morbidity,  and interest  rate  assumptions  in  accordance  with
Department  regulations.

Reserves  for  annuity  contracts  in the payout  phase are  computed on the net single  premium  method and  represent  the  estimated  present  value of future retirement  benefits.  These  reserves are based on mortality  and interest rate assumptions  (ranging  from 5.25% to  13.25%),  in  accordance  with  Department regulations.

Transfers from separate  accounts  represent the difference  between the account values held on the separate  accounts and the  statutory  reserves  required for these policies using the Commissioner's valuation reserve methodology.

BORROWED FUNDS

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB")
in September  2008.  These  advances taken are both variable rate and fixed rate advances  which range in maturity from two years to twenty years.  The Company's intention is to use the proceeds from these  advances to invest in  highly-rated
Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2011, the Company owned $3,158 of FHLB common stock and had  pledged  RMBS with a fair  value of  $55,176  as  collateral.  At
December  31,  2010,  the Company  owned  $3,833 of FHLB  capital  stock and has pledged  collateral  of  $65,163 in  carrying  value of RMBS  securities.  As of
December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663.  As of December 31, 2010,  the Company had drawn  $77,000 in
FHLB advances with an unpaid  balance of $66,467.  The assets and liability were classified  in the general  account as the program was  established  to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance  premiums and benefits paid or provided are accounted for on a basis consistent  with those used in accounting for the original  policies  issued and the terms of the reinsurance  contracts. A liability for reinsurance balances is provided for unsecured  policy  reserves  ceded to reinsurers  not authorized to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal  income tax  provision  (benefit)  included in the  statutory  basis statements  of operations  is based on taxes paid or  anticipated  to be paid or refunds expected to be received.

                                                                              14

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance  sheet date or 10% of capital and surplus  excluding any net  deferred  tax assets,  EDP  equipment  and  operating  software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against  existing gross  deferred tax  liabilities.  The remaining deferred tax assets are  nonadmitted.  Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments   held  in  the   separate   accounts  are  stated  at  fair  value.
Participants'  corresponding  equity in the  separate  accounts is reported as a liability in the accompanying  statements.  Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations  as net  transfers  to (from)  separate  accounts.  Investment  gains
(losses)  in the  separate  accounts  are  offset  by a  change  to the  reserve
liabilities  in  the  respective   separate   accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance  premiums  and  annuity  considerations  without  mortality  risks are recognized as income when due. Annuity  considerations  with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income  consists  primarily of income from fees  associated  with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND  ADMINISTRATIVE  EXPENSES

General and  administrative  expenses are charged to expense as  incurred.  This includes  direct expenses  incurred by the Company and expenses  allocated by JN
Financial to the Company.

ESTIMATES

The  preparation of financial  statements in accordance  with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial  statements and accompanying notes. Actual results could differ from these estimates.

                                                                              15

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2011 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  6,640   $   418   $     --   $  7,058
  States and political subdivisions     18,438       808       (230)    19,016
  Corporate bonds                      121,721    10,062       (675)   131,108
  Mortgage-backed securities:
    U.S. government agencies            27,367     1,494     (2,146)    26,715
    Corporate                          246,615     2,402    (15,139)   233,878
--------------------------------------------------------------------------------
                                       420,781    15,184    (18,190)   417,775
Preferred stock                          8,432        11       (139)     8,304
Common stock                            11,080        --       (634)    10,446
--------------------------------------------------------------------------------
Total                                 $440,293   $15,195   $(18,963)  $436,525
================================================================================

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2010 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  8,244   $   388   $     --   $  8,632
  States and political subdivisions     15,761       142       (708)    15,195
  Corporate bonds                      113,321     6,785       (881)   119,225
  Mortgage-backed securities:
    U.S. government agencies            16,970     1,529         (2)    18,497
    Corporate                           83,955     2,543       (609)    85,889
--------------------------------------------------------------------------------
                                       238,251    11,387     (2,200)   247,438
Preferred stock                         20,641        23       (472)    20,192
Common stock                             8,833        --        (72)     8,761
--------------------------------------------------------------------------------
Total                                 $267,725   $11,410   $ (2,744)  $276,391
================================================================================

As of December 31, 2011 and 2010, the Company had fixed maturity securities with a statement value of $12,862 and $13,044,  respectively, on deposit with various state regulatory agencies.

                                                                              16

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The statement  values and NAIC market values of  investments  in fixed  maturity securities by contractual maturity (except for mortgage-backed  securities which are stated at expected maturity) at December 31, 2011 are as follows:

                                                                          NAIC
                                                          Amortized      Market
                                                               Cost      Value
--------------------------------------------------------------------------------
Due in one year or less                                    $  1,660   $  1,663
Due after one year through five years                        42,394     44,093
Due after five years through ten years                       82,476     89,820
Due after ten years                                          20,269     21,606
Mortgage-backed securities                                  273,982    260,593
--------------------------------------------------------------------------------
Total                                                      $420,781   $417,775
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment  penalties.

For the years ended  December 31, 2011,  2010 and 2009,  proceeds from the sales and  maturities  of  fixed  maturity  securities  were  $168,402,  $367,475  and
$157,295, respectively.

Net realized capital gains (losses) for 2011, 2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                    Gross
                                 Realized      Gross   Other Than
                                  Capital   Realized    Temporary
                                    Gains     Losses   Impairment        Total
--------------------------------------------------------------------------------
Bonds                              $2,943      $(491)     $(5,006)     $(2,554)
Preferred stock                        40        (39)      (1,571)      (1,570)
Mortgage loans                         --         --          (11)         (11)
Derivatives                            --       (163)          --         (163)
--------------------------------------------------------------------------------
    Net realized capital gains
     (losses)                       2,983       (693)      (6,588)      (4,298)
Transfer to IMR                    (2,548)        --        1,314       (1,234)
--------------------------------------------------------------------------------
Net realized capital gains
  (losses)                         $  435      $(693)     $(5,274)     $(5,532)
================================================================================

                                                                              17

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment       Total
----------------------------------------------------------------------------
Bonds                           $ 16,100   $ (1,116)  $   (1,186)  $ 13,798
Preferred stock                       --        (49)      (5,000)    (5,049)
Common stock                          --        (10)          --        (10)
Mortgage loans                        --         --         (349)      (349)
Derivatives                           --       (914)          --       (914)
Real estate                           --        (21)          --        (21)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                    16,100     (2,110)      (6,535)     7,455
Transfer from IMR                (14,773)        --          162    (14,611)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,327   $ (2,110)  $   (6,373)  $ (7,156)
============================================================================

YEAR ENDED DECEMBER 31, 2009
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment      Total
----------------------------------------------------------------------------
Bonds                           $  3,198   $ (1,926)  $   (2,294)  $ (1,022)
Preferred stock                       91        (14)          --         77
Common stock                         232         --           --        232
Mortgage loans                        --         --         (281)      (281)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                     3,521     (1,940)      (2,575)      (994)
Transfer from IMR                 (1,997)        --           --     (1,997)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,524   $ (1,940)  $   (2,575)  $ (2,991)
============================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition,  a $750 impairment  charge was recorded on the IGA in 2011.  The  commutation of the IGA was completed in 2011,  and the contract was  exchanged for a government  agency security and equity interests in certain corporate  investments.  The fair value of the government  agency security and equity  interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2011 and 2010, the Company held unrated or  less-than-investment grade  corporate  bonds with an aggregate  amortized cost of $10,680 and $4,427, respectively,  with an aggregate fair value of $10,131 and $4,279, respectively.
Those holdings  amounted to 2.5% and 1.9% of the Company's  investments in bonds at December 31, 2011 and 2010, respectively,  and 2.0% and 0.8% of the Company's total admitted assets at December 31, 2011 and 2010,  respectively.  The Company performs periodic  evaluations of the relative credit standing of the issuers of these bonds.

                                                                              18

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES

At  December  31,  2011,  the  Company  held S&P puts with a notional  amount of
$6,800,  a cost of $491 and a market value of $348.  At December  31, 2010,  the
Company  held S&P puts with a notional  amount of $12,300,  a cost of $488 and a market  value of $106.  The puts  contain  market risk since the market value is derived from movements in the S&P 500 and the  expiration  date of the contract.
The Company  uses hedge  accounting  and reports the puts at fair value with the change in market value  recognized in the net realized  capital gain (loss) line of the Statements of Operations.  In 2011, the Company  reported a realized loss of $163.  The  total  realized  loss due to  market  value  changes,  sales  and expirations in 2010 was $914.

NET INVESTMENT INCOME

Net  investment  income for the years ended  December 31,  2011,  2010 and 2009, including  accrual of discount  and  amortization  of  premiums,  arose from the following sources:

                                       2011       2010       2009
------------------------------------------------------------------
Bonds                              $ 25,505   $ 22,669   $ 23,953
Preferred stock                         730        540        549
Common stock                             14         13          5
Mortgage loans on real estate         1,126      1,047      1,111
Policy loans                            461        791        946
Cash and short-term investments           4          3         51
Other invested assets                   779        428         55
Miscellaneous investment income         330        286         24
------------------------------------------------------------------
   Total gross investment income     28,949     25,777     26,694
Investment expense                   (1,074)      (913)      (587)
Interest expense                     (1,402)    (1,614)    (1,095)
------------------------------------------------------------------
Net investment income              $ 26,473   $ 23,250   $ 25,012
==================================================================

There was no accrued  investment  income excluded from surplus during 2011, 2010 and 2009.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have  an  impairment  that  is  other  than  temporary.  This  process  involves monitoring  market events that could impact issuers'  credit  ratings,  business climate,  management  changes,  litigation  and  government  actions,  and other similar factors. This process also involves monitoring late payments, downgrades
by  rating  agencies,  key  financial  ratios,  financial  statements,   revenue
forecasts and cash flow  projections as indicators of credit issues.  At the end of each quarter,  the Company's  investment advisor reviews all securities where market  value is less than an agreed upon  percent of  amortized  cost for three months or more to determine whether impairments need to be taken.

                                                                              19

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company considers relevant facts and circumstances in evaluating whether the
impairment  of  a  security  is  other  than   temporary.   Relevant  facts  and
circumstances  considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer,  including the current and future impact of any specific events;  and (3) the Company's  ability and intent to hold the  security to  maturity or until it recovers in value.  To the extent the Company  determines  that a security is deemed to be other than  temporarily impaired,  the difference between amortized cost and fair value would be charged to operations.

There  are a number  of  significant  risks and  uncertainties  inherent  in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment  of an issuer's  ability to meet all of its  contractual  obligations will change based on changes in the credit  characteristics  of that issuer, (2)
the risk that the economic  outlook will be worse than  expected or have more of an impact  on the  issuer  than  anticipated,  (3)  information,  or  fraudulent
financial   statements,   could  be   provided  to  the   Company's   investment
professionals  who determine the fair value  estimates and other than  temporary impairments,  and (4) the risk that new  information  obtained by the Company or changes in other  facts and  circumstances  lead it to change its intent to hold the security to maturity or until it recovers in value.  Any of these situations could result in a charge to operations in a future period.

Unrealized  losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2011 and 2010 follow:

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------
                              Less Than 12 Months      12 months or More
                              in Unrealized Loss      in Unrealized Loss            Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  3,348   $     (168)  $ 2,072   $      (62)  $  5,420   $    (230)
Corporate bonds                13,743         (498)      621         (177)    14,364        (675)
Mortgage-backed
   securities:
      U.S. government
         agencies               5,115       (2,146)       --           --      5,115      (2,146)
      Corporate               159,759      (13,730)   12,414       (1,409)   172,173     (15,139)
------------------------------------------------------------------------------------------------
Total debt securities         181,965      (16,542)   15,107       (1,648)   197,072     (18,190)
Preferred stock                 6,384         (139)       --           --     6,384        (139)
Common stock                       --           --     4,366         (634)     4,366        (634)
------------------------------------------------------------------------------------------------
Total                        $188,349   $  (16,681)  $19,473   $   (2,282)  $207,822   $ (18,963)
================================================================================================
Number of positions held           74                      8                      82
================================================================================================

                                                                              20

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2010
------------------------------------------------------------------------------------------------
                             Less Than 12 Months      12 Months or More
                              in Unrealized Loss      in Unrealized Loss             Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  9,360   $     (445)  $ 2,186   $     (263)  $11,546   $     (708)
Corporate bonds                22,959         (633)    3,786         (248)   26,745         (881)
Mortgage-backed
   securities:
      U.S. government
         agencies                  25           --       73           (2)       98            (2)
      Corporate                 6,134          (40)    2,898         (569)    9,032         (609)
------------------------------------------------------------------------------------------------
Total debt securities          38,478       (1,118)    8,943       (1,082)   47,421       (2,200)
Preferred stock                   179           (1)   19,709         (471)   19,888         (472)
Common stock                    4,928          (72)       --           --     4,928          (72)
------------------------------------------------------------------------------------------------
Total                        $ 43,585   $   (1,191)  $28,652   $   (1,553)  $72,237   $   (2,744)
================================================================================================
Number of positions held                        40                     18                     58
================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2011 and 2010,  the Company had  $2,233,631  and  $2,420,549,
respectively,  of individual and group life insurance in force.  On $245,823 and
$269,988 of insurance  in force as of December 31, 2011 and 2010,  respectively, gross  premiums  were  less  than the net  premiums  according  to the  standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,099 and $2,494 at December 31, 2011 and 2010,  respectively.
The Company has ceded 100% of its life reserves at December 31, 2011 and 2010.

Substantially  all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the  separate  account  is  credited  directly  to the  policyholder  and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market  value  adjustment  with one,  three and  five-year options.

GUARANTEED  MINIMUM  INCOME  BENEFIT  ("GMIB")  - Riders  available  on  certain variable  products of the Company provide an annuitization  benefit equal to the
largest   contract  value  on  any  contract   anniversary   less  any  adjusted
(proportional) partial withdrawals.

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  ("GMWB") - Riders available on certain variable  products of the Company provide a withdrawal  benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender  charge,  after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable  annuities  generally provide an incidental  death benefit of the greater of account value or premiums paid net of  withdrawals.  On some policy  forms,  the Company also  provides an incidental  death benefit equal to the greater of account value and premiums net of withdrawals  accumulated at 5% ("5% roll-up  benefit"),  the greatest account value on any contract  anniversary  ("1-year  ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                                                              21

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------

At December 31, 2011, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $410,506         $26,144          $21,010
GMIB                                 16,924             877                3
GMWB                                  2,806               5               --
============================================================================

At December 31, 2010, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $480,932         $24,368          $19,336
GMIB                                 18,826             649                6
GMWB                                  3,432               1               --
============================================================================

The following  table provides  information  on the GMDB features  outstanding at
December 31, 2011 and 2010.  (Note that the Company's  variable  contracts  with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2011 and 2010 is as follows:

                                                         2011          2010
------------------------------------------------------------------------------
                                                     (in the event of death)

Return of net deposit:
   Account value                                     $  233,877   $    273,437
   Net amount at risk                                $   30,764   $     28,651
   Average attained age of contract holders                  54             53
Return of net deposits plus a minimum return         $  171,268   $    200,363
Net amount at risk                                   $  154,373   $    146,829
Average attained age of contract holders                     63             62
Guaranteed minimum return                                     5%             5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
     Account value                                   $    5,361   $      7,132
     Net amount at risk                              $    1,206   $      1,372
     Average attained age of contract holders                63             62
------------------------------------------------------------------------------

GMIB  feature  offers the  contract  holder  annuitization  at greater of annual ratchet value and  then-current  account value.  Annuitization is prohibited for the first 7 to 15 contract years,  with the exact  restriction  depending on the annuitant's age at issue. The separate account values are $16,295 and $18,161 at
December 31, 2011 and 2010, respectively.

GMWB features offer the contract  holder annual  withdrawal of set percentage of net contributions  without incurring surrender charge,  until the full amount of the net  contribution  is  exhausted.  Depending  on which  rider is  purchased, annuitants are restricted  from taking such  withdrawals  for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                                                                              22

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate  account  balances  attributable  to variable  annuity  contracts  with guarantees at December 31, 2011 and 2010 are as follows:

                                                           2011           2010
------------------------------------------------------------------------------
Asset type:
   Domestic equity                                   $  199,151   $    245,750
   International equity                                  29,765         48,480
   Bonds                                                 48,450         46,820
   Balanced bond/equity                                  19,620         19,938
------------------------------------------------------------------------------
     Total                                              296,986        360,988
Money market                                             31,336         38,515
------------------------------------------------------------------------------
     Total                                           $  328,322   $    399,503
==============================================================================
Percent of total variable annuity
   separate account values                                 24.5%          32.1%
==============================================================================

At December 31, 2011,  annuity  reserves and deposit fund  liabilities  that are subject to discretionary withdrawal (with adjustment),  subject to discretionary withdrawal  (without  adjustment),  and not subject to discretionary  withdrawal provisions are summarized as follows:

                                                              2011
                                                     -------------------------
                                                         Amount     % of Total
------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
   1.   With market value adjustment                 $      524             --%
   2.   At book value less current surrender
           charge of 5% or more                           6,564             .4
   3.   At fair value                                 1,335,458           74.0
------------------------------------------------------------------------------
   4.   Total with adjustment or at fair value        1,342,546           74.4
   5.   At book value without adjustment
           (minimal or no charge or adjustment)         435,840           24.2
B. Not subject to discretionary withdrawal               25,608            1.4
------------------------------------------------------------------------------
C. Total (gross: direct + assumed)                    1,803,994          100.0
D. Reinsurance ceded                                  (259,902)             --
------------------------------------------------------------------------------
E. Total (net) (C) + (D)                             $1,544,092         100.0%
==============================================================================

6. FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of financial instruments have been determined by using available market  information and the valuation  methodologies  described below.
Considerable  judgment is often required in interpreting  market data to develop estimates of fair value.  Accordingly,  the estimates  presented  herein may not necessarily  be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                                                              23

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts related to the Company's  financial  instruments as of December 31, 2011 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      420,781   $  417,775
Preferred stock                                              8,432        8,304
Common stock                                                10,446       10,446
Cash and short-term investments                             47,438       47,438
Mortgage loan trusts                                        13,584       13,584
Mortgage loans on real estate                                2,212        2,212
Real estate                                                  1,314        1,314
Policy loans                                                 7,226        7,226
Derivatives                                                    348          348
Intercompany note                                              952          952
Other invested assets                                        2,455        2,455
Separate account assets                                  1,338,863    1,338,863
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,123   $  214,832
FHLB advances                                               52,769       52,769
Separate account liabilities                             1,338,863    1,338,863
================================================================================

Amounts related to the Company's  financial  instruments as of December 31, 2010 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      238,251   $  247,438
Preferred stock                                             20,641       20,192
Common stock                                                 8,761        8,761
Cash and short-term investments                            217,679      217,679
Mortgage loan trusts                                        14,417       14,417
Mortgage loans on real estate                                1,510        1,510
Real estate                                                    705          705
Policy loans                                                 7,961        7,961
Derivatives                                                    106          106
Intercompany note                                              952          952
Other invested assets                                        2,376        2,376
Separate account assets                                  1,244,123    1,244,123
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,197   $  215,291
FHLB advances                                               66,597       66,597
Separate account liabilities                             1,244,123    1,244,123
================================================================================

                                                                              24

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCK

Common stock is comprised of securities which represent a residual  ownership in a  corporation  and are  reported at fair value.  The related  unrealized  gains
(losses)  are  reported  as a component  of  unassigned  surplus  along with any adjustment for Federal income taxes.  If it is determined that a decline in fair value is other than temporary,  the cost of the common stock is written down and a realized loss is recognized.

BONDS AND EQUITY SECURITIES

Fair value for bonds and equity  securities is determined by reference to market prices quoted by the NAIC,  broker,  third-party  pricing  sources,  or modeling using discounted cash flows.

CASH AND  SHORT-TERM  INVESTMENTS

The carrying value for cash and short-term investments  approximates fair values due to the short-term maturities of these instruments.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans,  mortgage  loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual  funds  not yet used to  purchase  retirement  annuities  and  other deposit  liabilities are stated at their cash surrender  value.  These contracts are issued with variable interest rates that are periodically  adjusted based on changes in underlying economic conditions.

The fair values of other  policyholder  liabilities  were calculated under 1,000 stochastically  generated projection scenarios. In determining the fair value of liabilities,  benefits and  expenses  less  premiums  under the  scenarios  were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent  valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated  fair value of derivatives  is determined by  broker/dealers  that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate  account assets and  liabilities  are stated at fair value based on the
NAV of the underlying mutual funds, as determined by the fund manager.

                                                                              25

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. FAIR VALUE MEASUREMENTS

The following are the levels of the  hierarchy  and a brief  description  of the type of valuation inputs that are used establish each level:

o     Pricing Level 1 - Valuations  based on unadjusted  quoted prices in active markets for identical  assets that the Company's  pricing sources have the ability to access. Since the valuations are

o     Pricing Level 2 - Valuations  based upon quoted prices for similar  assets in active  markets,  quoted  prices for  identical  or  similar  assets in inactive markets, or valuations based on market data.

o     Pricing Level 3 - Valuations that are derived from techniques in which one or more of the  significant  inputs  are  unobservable,  including  broker quotes which are not binding.

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2011 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Preferred stock                           $       --   $       --   $    1,505   $    1,505
   Fixed income                                      --          125           --          125
   Common stock                                   3,158           --        7,288       10,446
   Other invested assets                             --           --        2,455        2,455
   Derivatives                                                   348           --          348
   Separate account assets                           --    1,338,863           --    1,338,863
-----------------------------------------------------------------------------------------------
                                             $    3,158   $1,339,336   $   11,248   $1,353,742
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,338,863   $       --   $1,338,863
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2011 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2011     Level 3     Level 3        Income       Surplus   Settlements     31, 2011
---------------------------------------------------------------------------------------------------------------------

Preferred stock            $       --   $      --   $      --   $        --   $        --   $     1,505   $    1,505
Common stock                    4,928          --          --            --          (562)        2,922        7,288
Other investment assets         2,371          --          --           186            --          (102)       2,455
=====================================================================================================================

                                                                              26

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2010 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Fixed income                              $       --   $      154   $       --   $      154
   Common stock                                   3,833           --        4,928        8,761
   Other invested assets                             --           --        2,371        2,371
   Derivatives                                       --          106           --          106
   Separate account assets                           --    1,244,123           --    1,244,123
-----------------------------------------------------------------------------------------------
                                             $    3,833   $1,244,383   $    7,299   $1,255,515
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,244,123   $       --   $1,244,123
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2010 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2010     Level 3     Level 3        Income       Surplus   Settlements     31, 2010
---------------------------------------------------------------------------------------------------------------------

Common stock               $       --   $      --   $      --   $        --   $       (72)  $     5,000   $    4,928
Other invested assets              --          --          --            --            --         2,371        2,371
=====================================================================================================================

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business
to  Protective  Life  Insurance  Company  ("Protective"),   Washington  National
Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas  ("Conseco").
The total reserves transferred under these agreements were $326,817 and $342,140 for the years ended December 31, 2011 and 2010,  respectively.  As part of these transactions,  the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax.  Protective,  WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the  simplified-issue  term life business to Wilton Re. The gain on this transaction,  primarily in the form of a ceding  commission,  was recorded as an increase to surplus,  as special surplus funds.  Wilton  Re  provides  for full  servicing  of these  policies.  With the completion  of  this  transaction,  the  Company  retains  no  traditional  life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers.
The most significant  arrangement cedes approximately $20,689 and $19,059 of its
$20,689  and  $19,059,  respectively,  GMDB  reserves  on  subject  policies  to
Connecticut  General Life Insurance  Company,  a subsidiary of CIGNA Corporation for the years ended December 31, 2011 and 2010, respectively.

                                                                              27

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

In 2010,  the  Company  reinsured  100% of a closed  fixed  only  annuity  block originated by the Company  prior to 2003 to Athene Life Re Ltd.  ("Athene") on a coinsurance  with funds  withheld  basis.  The total  reserves  ceded under this agreement  were  $189,648  and  $197,317  as of  December  31,  2011  and  2010,
respectively.  As part of this  transaction,  the Company also  transferred  the related IMR balance and  received a ceding  commission  of $12,408.  The gain on this  transaction  was  recorded as an increase to surplus,  as special  surplus funds,  net of tax.  The Company  retains  the  servicing  of these  policies in exchange for a per policy expense allowance from Athene.

The Company  retains the primary  obligation to the  policyholder  for reinsured policies.  Failure of  reinsurers  to honor their  obligations  could  result in losses  to the  Company;  consequently,  the  Company  evaluates  the  financial condition  of its  reinsurers  in order to minimize  its exposure to losses from reinsurer insolvencies.

No policies  issued by the Company have been reinsured  with a foreign  company, which is controlled,  either  directly or  indirectly,  by a party not primarily engaged in the business of insurance. At December 31, 2011 and 2010, there is no reinsurance  agreement  in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial  statements have been reduced for reinsurance  ceded on life, annuity and accident and health policies as follows:

                                                  2011         2010        2009
--------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $  32,623    $ 231,115   $  35,686
Policyholder benefits                           44,584       47,505      41,303
Change in insurance and annuity
   reserves                                    (19,592)     178,224     (24,506)
Policy and contract reserves                   588,353      608,570     430,557
================================================================================

The Company  entered  into a  reinsurance  agreement  with  Scottish Re US, Inc.
("SRUS")  effective  January 1, 2005,  whereby it ceded 30% of its  reserves  on select variable annuity contracts.  The reinsurance on the fixed account portion of these  contracts is on a coinsurance  basis.  The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded.
In January 2005,  the Company  transferred  reserves of  approximately  $54,600, under the  coinsurance  portion of the  contract,  to SRUS and received a ceding commission  of  approximately  $520,  which will be amortized to income over the expected life of the underlying business using the straight-line method.

                                                                              28

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware  Department")
issued an order of supervision against SRUS which, among other things,  requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the  Department.  Effective  June 23, 2011,  the order of supervision  was  terminated  by the  Delaware  Department,  due to the improved financial  condition  demonstrated by SRUS. As of December 31, 2011, the balance of annuity business ceded to SRUS was approximately  $53,000 under  coinsurance.
SRUS  continues  to maintain  the  capital  ratios  required by the  reinsurance agreement.  The Company  continues to evaluate the  financial  condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company.  However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve  credit for the  business of SRUS in the future.  If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured  reserves ceded to unauthorized  reinsurers during  2011,  2010 and 2009.  During 2011,  2010 and 2009,  the Company did not
write off any reinsurance  balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium,  annuity and other consideration  amounts included in the statutory basis  statements of operations for the years ended December 31, 2011,  2010 and
2009  were  comprised  of  the  following  (not  including   considerations  for
supplementary  contracts  with life  contingencies  of $54,  $154 and $265 as of
December 31, 2011, 2010 and 2009, respectively):

YEAR ENDED DECEMBER 31,          2011        2010        2009
--------------------------------------------------------------
Short duration contracts:
   Direct premiums          $   4,652   $   5,207   $   5,917
   Reinsurance ceded           (4,652)     (5,207)     (5,917)
--------------------------------------------------------------
      Total premiums        $      --   $      --   $      --
==============================================================
Long duration contracts:
   Direct premiums          $ 303,523   $ 217,331   $ 173,408
   Reinsurance assumed             89       3,050       3,828
   Reinsurance ceded          (27,971)   (225,908)    (29,709)
--------------------------------------------------------------
      Total premiums        $ 275,641   $  (5,527)  $ 147,527
==============================================================

9. COMMITMENTS AND CONTINGENCIES

Various  lawsuits  against the Company may arise in the  ordinary  course of the
Company's  business,  some of which the  Company  may be  indemnified  for under
certain  agreements.   Contingent   liabilities  arising  from  ordinary  course
litigation,  income  taxes and other  matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2011 and 2010, the Company has estimated probable  recoveries through premium tax credits to be $510 and $408,  respectively.  The period over which the credits are realized  varies by state but typically range from five to ten years.

                                                                              29

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

Current income taxes  incurred for the years ended  December 31, 2011,  2010 and
2009 consist of the following major components:

YEAR ENDED DECEMBER 31,         2011   2010   2009
--------------------------------------------------
Income tax expense on current
   year operating income        $ --   $ --   $ --
Prior year overaccrual of tax     --     --     --
--------------------------------------------------
Current income taxes incurred   $ --   $ --   $ --
==================================================

As of December  31, 2011,  the Company had a balance of $11 in its  policyholder surplus account under the provisions of the Internal Revenue Code.

                                                                              30

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components  of the  deferred tax assets  ("DTA") and  deferred  tax  liabilities
("DTL") as of December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
                                      Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

Gross deferred tax assets             $ 46,466   $    --   $46,466   $ 41,092   $ 3,748   $44,840
Gross deferred tax liabilities           1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
                                        45,343        --    45,343     38,075     3,748    41,823
Less: Nonadmitted deferred tax
  assets                                45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
Net deferred tax assets               $     --   $    --    $   --   $     --   $    --    $   --
==================================================================================================
Increase (decrease) in
  nonadmitted gross deferred
  tax assets                          $  7,268   $(3,748)  $ 3,520   $  1,849   $ 1,014   $ 2,863
==================================================================================================

The main  components  and the change in  deferred  tax assets and  deferred  tax liabilities for the years ended December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
DECEMBER 31,                          Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

DTAs resulting from book/tax
  differences in:
    Net operating loss carryforward   $ 31,173   $    --   $31,173   $ 24,111   $    --   $24,111
    Capital loss carryforward               --        --        --         --     3,748     3,748
    Insurance reserves                   2,143        --     2,143      2,128        --     2,128
    Section 807(f) reserve basis
      change                             3,275        --     3,275      4,920        --     4,920
    Proxy DAC                            4,163        --     4,163      4,537        --     4,537
    Ceding commissions                   2,277        --     2,277      3,092        --     3,092
    Investments                          3,435        --     3,435      2,304        --     2,304
--------------------------------------------------------------------------------------------------
Gross DTAs                              46,466        --    46,466     41,092     3,748    44,840
--------------------------------------------------------------------------------------------------
Nonadmitted DTAs                        45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Other                                1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Gross DTLs                               1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Net admitted deferred tax assets      $     --   $    --   $    --   $     --   $    --   $    --
==================================================================================================

                                                                              31

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not elected to admit  deferred tax assets  pursuant to Statement of Statutory Accounting Principles No. 10R, "Income Taxes", paragraph 10(e), for the current reporting  period.  The current period election does not differ from the prior reporting  period.

The significant book to tax differences in 2011, 2010 and 2009 are as follows:

                                                     2011      2010      2009
--------------------------------------------------------------------------------
Statutory income (loss) before taxes              $   740   $ 5,244   $ 4,370
Net realized capital losses                        (5,532)   (7,156)   (2,991)
--------------------------------------------------------------------------------
   Total pre-tax statutory income
     (loss)                                       $(4,792)  $(1,912)  $ 1,379
================================================================================
Benefit/provision at Federal statutory
     rate (35%)                                   $(1,677)  $  (669)  $   483
--------------------------------------------------------------------------------
Reinsurance ceding commission                          --        --      (291)
Amounts related to prior years                     (4,546)      (19)       --
IMR/AVR                                              (172)     (400)       20
Fines and penalties                                     9         4         4
Nondeductible loss carryforwards                       --        --      (773)
True up DTA/other                                   6,386     1,084       557
--------------------------------------------------------------------------------
   Total adjustments                                1,677       669      (483)
--------------------------------------------------------------------------------
Federal income tax benefit                        $    --   $    --   $    --
================================================================================

As of December 31, 2011 and 2010, the Company had operating  loss  carryforwards of  approximately  $89,067 and $68,900,  respectively,  which begin to expire in
2018.  As  of  December  31,  2011  and  2010,  the  Company  had  capital  loss carryforwards of approximately $-0-and $10,700, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Accordingly,  a significant  amount of such net operating loss carryforwards will expire unused, the amount of which has not yet been  determined.

The Company files a separate life insurance company Federal income tax return.

11. RELATED PARTY TRANSACTIONS

Effective  July 1, 2006,  the Company  entered into a service  agreement with JN
Financial. These agreements covered certain general and administrative expenses.
During 2011, 2010 and 2009, operating expenses of $17,053,  $14,968 and $11,810, respectively,  were charged to the Company and are reflected in the accompanying statutory basis statements of operations.  Amounts due to JN Financial were $339 and $740 at December 31, 2011 and 2010, respectively. The terms of the agreement require that these amounts be charged at least  quarterly and settled  within 30 days.

Effective May 2003, the Company  entered into two servicing  agreements with its affiliate,  Jefferson National Securities  Corporation  ("JNSC").  The Paymaster
Agreement  stipulates that the Company will pay all commissions  associated with the  issuance  of variable  contracts  through  JNSC and the  Company  agrees to reimburse JNSC for all variable  commissions  paid. The  Distribution  Agreement stipulates that JNSC agrees to be the distributor of variable  contracts for the
Company

                                                                              32

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

and the Company  agrees that it will reimburse the costs it incurs to distribute these contracts.  The total amount reimbursed in 2011, 2010 and 2009 under these agreements was $1,024, $1,258 and $1,294, respectively.

Effective  July  2007,  JN  Financial,  the  Company's  parent,  created  a  new subsidiary,  JNF Advisors,  Inc. ("JNA").  Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective  February  17,  2011,  the Company  formed 435  Management  LLC as its subsidiary.  435  Management  LLC owns  certain  REO  property  as a  result  of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an  affiliate  which  would  result in a  material  contingent  exposure  of the
Company's or any affiliated insurer's assets or liabilities.

During 2011 and 2010,  the Company did not own any common  shares of an upstream intermediate or ultimate parent,  either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable  annuity  policyholders.  Policyholders  bear the investment  performance risk associated with these  annuities.  Separate account assets are invested at the direction of the  policyholders,  primarily in mutual funds.  Separate  account  assets are reported at fair value based  primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed.  However, the
Company  also has minimal  guaranteed  separate  accounts  that are subject to a market  value  adjustment  with one,  three and five year  options.  Information regarding  the  separate  accounts  of the Company as of and for the years ended
December 31, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                                 2011                         2010
-------------------------------------------------------------------------------------------------------
                                                Separate           Non-        Separate           Non-
                                           Accounts With     Guaranteed   Accounts With     Guaranteed
                                              Guarantees       Separate      Guarantees       Separate
                                              Nonindexed       Accounts      Nonindexed       Accounts
-------------------------------------------------------------------------------------------------------

Premiums, deposits and other
   considerations                          $          --     $  274,690   $          --   $    186,610
=======================================================================================================
For accounts with assets at market
   value                                   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================
Reserves for separate accounts by
   withdrawal characteristics:
      Subject to discretionary
         withdrawal:
            With market value adjustment   $         504   $         --   $         605   $         --
            At market value                           --      1,333,566              --      1,237,378
      Not subject to discretionary
         withdrawal                                   --          1,937              --          2,070
-------------------------------------------------------------------------------------------------------
      Total separate account liabilities   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================

                                                                              33

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts  transferred  to  and  from  non-guaranteed  separate  accounts  in  the statutory  basis  statements  of  operations  of the  separate  accounts and the general  account for the years ended  December  31,  2011,  2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31,                          2011        2010        2009
------------------------------------------------------------------------------
Transfers to separate accounts              $ 274,742   $ 186,604   $ 142,466
Transfers from separate accounts              142,228     123,517     126,131
------------------------------------------------------------------------------
Net transfers to (from) separate accounts   $ 132,514   $  63,087   $  16,335
==============================================================================

13. EMPLOYEE BENEFITS

The Company  provides  certain life  insurance  benefits for a limited number of currently  retired  employees  who worked for the Company  prior to 2002.  These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $317 and $352 at December 31, 2011 and
2010,  respectively,  and was  included in other  liabilities.  The expenses for these plans were $21 and $68 at December  31, 2011 and 2010,  respectively.  The discount rate used in determining the benefit obligation was 5.25%.

14. CAPITAL AND SURPLUS

The  maximum  amount of  dividends  which can be paid by the State of Texas life insurance  companies to shareholders  without prior approval of the Commissioner is the greater of statutory net gain from  operations  before  realized  capital gains or losses for the  preceding  year or 10% of statutory  surplus as regards policyholders  at the end of the preceding  year. Any such dividend must also be paid  from  earned  surplus  as  calculated  by a formula  created  by the Texas
Department of Insurance.  Statutory net income from  operations  before realized capital  gains or losses for 2011 was $740.  Statutory  surplus  with regards to policyholders  as of December  31, 2011 was  $47,174.  The Company had no earned surplus as of December 31, 2011. The maximum  dividend  payout which may be made without prior approval in 2011 is $-0-.

The Company received downstream capital contributions from JN Financial totaling
$23,660 in 2011.  $3,000 was received in March  related to an  investment  in JN
Financial  by a  previous  owner,  and  $20,660  was  received  related  to  the management  buyout in December.

At  December  28,  2011,  the  Company  was  granted  permission  from the Texas
Department  of  Insurance to restate  unassigned  surplus to zero under SSAP 72,
"Quasi-Reorganization",  limited to the amount of gross paid in and  contributed surplus reported by the Company.  The Company restated the unassigned surplus to
$(6,505),  representing the unamortized  ceding  commission  included in special surplus  funds  that  will  amortize  into net  income  in  future  years.  This restatement was granted as (1) an 80% or greater change in ultimate ownership of the  Company  occurred  six months  prior to the  approval,  and (2) there was a substantive  change  to the  business  plan to focus  exclusively  on  marketing products to fee-based  advisors.  As a result,  $8,485 of the $23,660 of paid-in capital is shown as an increase in surplus  due to quasi  reorganization  in the statutory basis statement of capital and surplus.

                                                                              34

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance  companies are subject to certain  Risk-Based  Capital
("RBC")  requirements as specified by the NAIC.  Under those  requirements,  the amount of capital and surplus  maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December
31, 2011, 2010 and 2009, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's  management has performed  subsequent  events  procedures  through
April 18, 2012, which is the date the financial  statements were available to be issued,  and other than disclosed below,  there were no other subsequent  events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

                                                                              35

INDEPENDENT AUDITORS' REPORT
   ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic  statutory basis  financial  statements  included in the preceding  section of this report were  performed  for the purpose of forming an opinion on those  statements  taken as a whole.  The  supplementary  information presented  in the  following  section of this report is presented to comply with
the  National   Association  of  Insurance   Commissioners'   Annual   Statement
Instructions and the National Association of Insurance Commissioners' Accounting
Practices  and  Procedures  Manual  and  is not a  required  part  of the  basic statutory basis financial statements.  Such information is the responsibility of management  and  was  derived  from  and  relates  directly  to  the  underlying accounting and other records used to prepare the basic statutory basis financial statements.  The  information  has been  subjected  to the  auditing  procedures applied in the audits of the basic  statutory  financial  statements and certain additional  procedures,  including  comparing and reconciling  such  information directly to the  underlying  accounting  and other  records  used to prepare the basic  statutory  basis  financial  statements or to the basic  statutory  basis financial statements  themselves,  and other additional procedures in accordance with auditing standards  generally accepted in the United States of America.  In our  opinion,  the  information  is fairly  stated in all  material  respects in relation to the basic  statutory basis  financial  statements  taken as a whole.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                              36

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     330
   Other bonds (unaffiliated)                                            25,175
   Preferred stock (unaffiliated)                                           730
   Common stock                                                              14
   Mortgage loans on real estate                                          1,126
   Policy loans                                                             461
   Cash and short-term investments                                            4
   Other invested assets                                                    779
   Miscellaneous investment income                                          330
--------------------------------------------------------------------------------
         GROSS INVESTMENT INCOME                                      $  28,949
================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity -- statement value:
   Due within one year or less                                        $  42,446
   Over 1 year through 5 years                                           82,322
   Over 5 years through 10 years                                        173,544
   Over 10 years through 20 years                                        69,303
   Over 20 years                                                         74,751
--------------------------------------------------------------------------------
         TOTAL BY MATURITY                                            $ 442,366
================================================================================
   BONDS BY CLASS -- STATEMENT VALUE:
   Class 1                                                            $ 373,834
   Class 2                                                               57,852
   Class 3                                                               10,448
   Class 4                                                                  107
   Class 5                                                                   --
   Class 6                                                                  125
--------------------------------------------------------------------------------
         TOTAL BY CLASS                                               $ 442,366
================================================================================
Total bonds publicly traded                                           $ 327,746
Total bonds privately placed                                            114,620

Preferred stocks -- statement value                                       8,432
Short-term investments -- book value                                     21,585
Cash on deposit                                                          25,853
================================================================================
LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $     241
================================================================================

                                                                              37

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                             SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------

LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                              $    60,977
   Group life                                                                  3,598

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable      1,785
   Ordinary - involving life contingencies - amount of income payable          2,273
   Group - not involving life contingencies - amount of income payable           149
   Group - involving life contingencies - amount of income payable               458

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                       460
      Deferred - fully paid account balance                                   19,832
      Deferred - not fully paid -account balance                           1,662,590
=====================================================================================

                                                                              38

       ANNUAL STATEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE
--------------------------------------------------------------------------------

                                                                                              Admitted Assets as Reported
                                                        Gross Investment Holdings               in the Annual Statement
                                                        -------------------------  -------------------------------------------------
                                                              1            2            3           4            5            6
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested     Total
                                                                                                Collateral  (Col. 3 + 4)
                Investment Categories                        Amount    Percentage     Amount      Amount       Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------

1.  Bonds:
    1.1 U.S. treasury securities .....................      6,639,904       1.288    6,639,904           0     6,639,904       1.289
    1.2 U.S. government agency obligations
        (excluding mortgage-backed securities):
        1.21 Issued by U.S. government agencies ......              0       0.000            0           0             0       0.000
        1.22 Issued by U.S. government sponsored
             agencies ................................              0       0.000            0           0             0       0.000
    1.3 Non-U.S. government (including Canada,
        excluding mortgaged-backed securities) .......      2,011,210       0.390    2,011,210           0     2,011,210       0.390
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the
        U.S.:
        1.41 States, territories and possessions
             general obligations .....................              0       0.000            0           0             0       0.000
        1.42 Political subdivisions of states,
             territories and possessions and political
             subdivisions general obligations ........      5,844,332       1.134    5,844,332           0     5,844,332       1.134
        1.43 Revenue and assessment obligations ......     12,593,811       2.444   12,593,811           0    12,593,811       2.444
        1.44 Industrial development and similar
             obligations .............................              0       0.000            0           0             0       0.000
    1.5 Mortgage-backed securities
        (includes residential and commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ......      1,015,192       0.197    1,015,192           0     1,015,192       0.197
             1.512 Issued or guaranteed by FNMA and
                   FHLMC .............................     12,343,307       2.395   12,343,307           0    12,343,307       2.396
             1.513 All other .........................              0       0.000            0           0             0       0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA,
                   FNMA, FHLMC or VA .................      9,566,655       1.856    9,566,655           0     9,566,655       1.857
             1.522 Issued by non-U.S. Government
                   issuers and collateralized by
                   mortgage-backed securities issued
                   or guaranteed by agencies shown in
                   Line 1.521 ........................              0       0.000            0           0             0       0.000
             1.523 All other .........................    251,057,257      48.716  251,057,257           0   251,057,257      48.727
2.  Other debt and other fixed income securities
    (excluding short-term):
    2.1 Unaffiliated domestic securities (includes
        credit tenant loans and hybrid securities) ...     88,988,803      17.268   89,569,803           0    89,569,803      17.384
    2.2 Unaffiliated non-U.S. securities
        (including Canada) ...........................     30,720,360       5.961   30,139,360           0    30,139,360       5.850
    2.3 Affiliated securities ........................              0       0.000            0           0             0       0.000
3.  Equity interests:
    3.1 Investments in mutual funds ..................              0       0.000            0           0             0       0.000
    3.2 Preferred stocks:
        3.21 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.22 Unaffiliated ............................      8,432,322       1.636    8,432,322           0     8,432,322       1.637
    3.3 Publicly traded equity securities (excluding
        preferred stocks):
        3.31 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.32 Unaffiliated ............................              0       0.000            0           0             0       0.000
    3.4 Other equity securities:
        3.41 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.42 Unaffiliated ............................     10,446,180       2.027   10,446,180           0    10,446,180       2.027
    3.5 Other equity interests including tangible
        personal property under lease:
        3.51 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.52 Unaffiliated ............................              0       0.000            0           0             0       0.000
4.  Mortgage loans:
    4.1 Construction and land development ............              0       0.000            0           0             0       0.000
    4.2 Agricultural .................................              0       0.000            0           0             0       0.000
    4.3 Single family residential properties .........      2,212,073       0.429    2,212,073           0     2,212,073       0.429
    4.4 Multifamily residential properties ...........              0       0.000            0           0             0       0.000
    4.5 Commercial loans .............................     13,583,903       2.636   13,583,903           0    13,583,903       2.636
    4.6 Mezzanine real estate loans ..................              0       0.000            0           0             0       0.000
5.  Real estate investments:
    5.1 Property occupied by company .................              0       0.000            0           0             0       0.000
    5.2 Property held for production of income
        (including $............0 of property
        acquired in satisfaction of debt) ............              0       0.000            0           0             0       0.000
    5.3 Property held for sale (including $........0
        property acquired in satisfaction of debt) ...      1,313,718       0.255    1,313,718           0     1,313,718       0.255
6.  Contract loans ...................................      7,342,637       1.425    7,225,909           0     7,225,909       1.402
7.  Derivatives ......................................        348,255       0.068      348,255           0       348,255       0.068
8.  Receivables for securities .......................         42,914       0.008       42,914           0        42,914       0.008
9.  Securities Lending (Line 10, Asset Page
    reinvested collateral) ...........................              0       0.000            0         XXX           XXX         XXX
10. Cash, cash equivalents and short-term
    investments ......................................     47,437,908       9.205   47,437,908           0    47,437,908       9.207
11. Other invested assets ............................      3,406,637       0.661    3,406,637           0     3,406,637       0.661
                                                          --------------------------------------------------------------------------
12. Total invested assets ............................    515,347,378     100.000  515,230,650           0   515,230,650     100.000

                                      SI01

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2011
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381           NAIC Company Code 64017            Federal
Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2 of this
      annual statement                                          $    523,132,710

2.    Ten largest exposures to a single issuer/borrower/investment.

               1                            2                     3                   4
                                                                             Percentage of Total
           Issuer                 Description of Exposure        Amount         Admitted Assets
      -------------------         -----------------------   --------------   -------------------

2.01  ABSHE 2004-HE8 M1 .......   BOND                      $    13,630488                   2.6%
2.02  LROCK 2007-1A A3B .......   BOND                      $    7,143,239                   1.4%
2.03  FORE 2007-1A B ..........   BOND                      $    6,669,450                   1.3%
2.04  INGIM 2006-3A A2B .......   BOND                      $    6,642,185                   1.3%
2.05  FRASR 2011-5A C .........   BOND                      $    5,491,769                   1.2%
2.06  CIFC 2006-1BA A3L .......   BOND                      $    6,345,910                   1.2%
2.07  AMSI 2004-R10 M1 ........   BOND                      $    6,263,064                   1.2%
2.08  RAMP 2004-RS6 MII1 ......   BOND                      $    6,100,407                   1.2%
2.09  UITFRT 2007-1A B ........   BOND                      $    6,066,291                   1.2%
2.10  ARSI 2003-W7 M1 .........   BOND                      $    6,001,771                   1.1%

3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

        Bonds                  1             2               Preferred Stocks        3              4
      ----------         ------------   ----------           ----------------   ------------   ------------

3.01  NAIC-1 .........   $373,833,693         71.5%    3.07  P/RP-1             $                       0.0%
3.02  NAIC-2 .........   $ 57,852,322         11.1%    3.08  P/RP-2             $  6,927,470            1.3%
3.03  NAIC-3 .........   $ 10,447,578          2.0%    3.09  P/RP-3             $                       0.0%
3.04  NAIC-4 .........   $    107,147          0.0%    3.10  P/RP-4             $                       0.0%
3.05  NAIC-5 .........   $          0          0.0%    3.11  P/RP-5             $  1,504,852            0.3%
3.06  NAIC-6 .........   $    125.250          0.0%    3.12  P/RP-6             $                       0.0%

4.    Assets held in foreign investments:

4.01  Are assets held in foreign investments less than 25% of
      the reporting entity's total admitted assets?               Yes [X] No [ ]

      If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

402   Total admitted assets held in foreign investments                                  $  112,010,338            21.4%

4.03  Foreign-currency-denominated investments                                           $                          0.0%

4.04  Insurance liabilities denominated in that same foreign currency                    $                          0.0%

                                       285

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.    Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

5.01  Countries rated NAIC-1 .........................................................   $  107,357,691            20.5%
5.02  Countries rated NAIC-2 .........................................................   $    4,652,647             0.9%
5.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC- 1:
6.01  Country 1: CAYMAN ISLANDS ......................................................   $   76,903,888            14.7%
6.02  Country 2: AUSTRALIA ...........................................................   $    6,244,845             1.2%
      Countries rated NAIC - 2:                                                                                     0.5%
6.03  Country 1: MEXICO ..............................................................   $    2,734,331             0.4%
6.04  Country 2: BRAZIL ..............................................................   $    1,918,317             0.0%
      Countries rated NAIC - 3 or below:
6.05  Country 1: .....................................................................   $                          0.0%
6.06  Country 2: .....................................................................   $                          0.0%

                                                                                                1               2
                                                                                         --------------   --------------

7.    Aggregate unhedged foreign currency exposure ...................................   $                          0.0%

8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

8.01  Countries rated NAIC-1 .........................................................   $                          0.0%
8.02  Countries rated NAIC-2 .........................................................   $                          0.0%
8.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

9.    Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC - 1:
9.01  Country 1: .....................................................................   $                          0.0%
9.02  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 2:
9.03  Country 1: .....................................................................   $                          0.0%
9.04  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: .....................................................................   $                          0.0%
9.06  Country 2: .....................................................................   $                          0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                            1                                            2                           3                4
                          Issuer                                    NAIC Rating
--------------------------------------------------------------------------------------------   --------------   --------------

10.01 LROCK 2007-1A A3B .................................   1FE                                $    7,143,239             1.4%
10.02 FORE 2007-1A B ....................................   1FE                                $    6,669,450             1.3%
10.03 INGIM 2006-3A A2B .................................   1FE                                $    6,642,185             1.3%
10.04 FRASR 2011-5A C ...................................   1AM                                $    6,491,769             1.2%
10.05 CIFC 2006-1BA A3L .................................   1AM                                $    6,345,910             1.2%
10.06 WTFRT 2007-1A B ...................................   1AM                                $    6,066,291             1.2%
10.07 CENT9 2005-9A A2 ..................................   1FE                                $    5,726,661             1.1%
10.08 SYMP 2006-2A B ....................................   1FE                                $    5,642,186             1.1%
10.09 CEN11 2006-11A A2 .................................   1FE                                $    4,923,342             0.9%
10.10 ARES 2007-12A B ...................................   1FE                                &    4,529,572             0.9%

                                      285.1

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.     Amounts and percentages of the reporting  entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01   Are assets held in Canadian  investments less than 2.5% of the reporting
        entity's total admitted assets?                           Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                                    1               2
                                                                                            --------------   --------------

11.02   Total admitted assets held in Canadian investments ..............................   $                           0.0%
11.03   Canadian-currency-denominated investments .......................................   $                           0.0%
11.04   Canadian-denominated insurance liabilities ......................................   $                           0.0%
11.05   Unhedged Canadian currency exposure .............................................   $                           0.0%

 12.    Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investment with contractual restrictions:

12.01   Are assets held in investments with contractual sales  restrictions less than 2.5% of the reporting  entity's total admitted assets?
        Yes [X] No [ ]

        If  response  to  12.01  is  yes,  responses  are not  required  for the remainder of Interrogatory 12.

                                                       1                                           2                3
        ---------------------------------------------------------------------------------   --------------   --------------

12.02   Aggregate statement value of investments with contractual sales restrictions ....   $                           0.0%
12.03   Largest three investments with contractual sales restrictions: ..................   $                           0.0%
12.04   .................................................................................   $                           0.0%
12.05   .................................................................................   $                           0.0%

13.     Amounts  and  percentages  of  admitted  assets  held in the ten largest equity interests:

13.01   Are  assets  held in equity  interests  less than 2.5% of the  reporting
        entity's total admitted assets?                           Yes [ ] No [X]

        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                       1                                           2                3
                                                     Issuer
        ---------------------------------------------------------------------------------   --------------   --------------

13.02   MODERN FINANCIAL INC. ...........................................................   $    4,366,206              0.8%
13.03   FEDERAL HOME LOAN BANK OF DALLAS ................................................   $    3,158,100              0.6%
13.04   WELLS FARGO .....................................................................   $    2,881,800              0.6%
13.05   COUNTERPARTY LINK LTD ...........................................................   $    2,517,083              0.5%
13.06   PNC FINANCIAL SERVICES ..........................................................   $    1,730,200              0.3%
13.07   JP MORGAN CHASE .................................................................   $    1,674,000              0.3%
13.08   WENDOVER LTD ....................................................................   $      889,883              0.2%
13.09   VIRTUAL SPECTATOR ...............................................................   $      614,969              0.1%
13.10   DB CONT CAP TRST II .............................................................   $      237,710              0.0%
13.11   IDIOM LIMITED ...................................................................   $      184,031              0.0%

                                      285.2

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.     Amounts and percentages of the reporting  entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01   Are assets held in  nonaffiliated,  privately  placed equities less than
        2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 14.01 above is yes,  responses  are not  required for the remainder of Interrogatory 14.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

14.02   Aggregate statement value of investments held in nonaffiliated, privately placed ...........   $                  0.0%
        equities Largest three investments held in nonaffiliated, privately placed equities:
14.03   ............................................................................................   $                  0.0%
14.04   ............................................................................................   $                  0.0%
14.05   ............................................................................................   $                  0.0%

15.     Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01   Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

15.02   Aggregate statement value of investments held in general partnership interests .............   $                  0.0%
        Largest three investments in general partnership interests:
15.03 ..............................................................................................   $                  0.0%
15.04 ..............................................................................................   $                  0.0%
15.05 ..............................................................................................   $                  0.0%

16.     Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01   Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                                  1                                                         2            3
                             Type (Residential, Commercial, Agricultural)
        --------------------------------------------------------------------------------------         ----------   ----------

16.02   RESIDENTIAL ................................................................................   $  681,104         0.1%
16.03   COMMERCIAL .................................................................................   $  374,120         0.1%
16.04   COMMERCIAL .................................................................................   $  373,910         0.1%
16.05   COMMERCIAL .................................................................................   $  354,148         0.1%
16.06   COMMERCIAL .................................................................................   $  340,251         0.1%
16.07   COMMERCIAL .................................................................................   $  330,259         0.1%
16.08   COMMERCIAL .................................................................................   $  329,064         0.1%
16.09   COMMERCIAL .................................................................................   $  324,029         0.1%
16.10   COMMERCIAL .................................................................................   $  298,635         0.1%
16.11   COMMERCIAL .................................................................................   $  291,210         0.1%

                                      285.3

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                          loans
                                                                                                 ----------   ----------

16.12   Construction loans ...................................................................   $                  0.0%
16.13   Mortgage loans over 90 days past due .................................................   $  154,859         0.0%
16.14   Mortgage loans in the process of foreclosure .........................................   $  311,514         0.1%
16.15   Mortgage loans foreclosed ............................................................   $  608,961         0.1%
16.16   Restructured mortgage loans ..........................................................   $2,481,729         0.5%

17.     Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                Residential               Commercial               Agricultural
  Loan to Value                1            2            3             4           5            6
-----------------         ----------   ----------   -----------   ---------   ----------   ----------

17.01   above 95% .....   $    4,623         0.0%   $                  0.0%   $                  0.0%
17.02   91 to 95% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.03   81 to 90% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.04   71 to 80% .....   $  127,742         0.0%   $   875,893        0.2%   $                  0.0%
17.05   below 70% .....   $2,079,708         0.4%   $12,708,009        2.4%   $                  0.0%

18.     Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01   Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                             Description
                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

18.02 ..............................................................................................   $                  0.0%
18.03 ..............................................................................................   $                  0.0%
18.04 ..............................................................................................   $                  0.0%
18.05 ..............................................................................................   $                  0.0%
18.06 ..............................................................................................   $                  0.0%

19.     Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01   Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets?
        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

19.02   Aggregate statement value of investments held in mezzanine real estate loans: Largest ......   $                  0.0%
        three investments held in mezzanine real estate loans:
19.03 ..............................................................................................   $                  0.0%
19.04 ..............................................................................................   $                  0.0%
19.05 ..............................................................................................   $                  0.0%

                                      285.4

 SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.     Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

20.01   Securities lending agreements (do not
        include assets held as collateral for such
        transactions) .................................   $                0.0%  $            $              $
20.02   Repurchase agreements .........................   $                0.0%  $            $              $
20.03   Reverse repurchase agreements .................   $                0.0%  $            $              $
20.04   Dollar repurchase agreements ..................   $                0.0%  $            $              $
20.05   Dollar reverse repurchase agreements ..........   $                0.0%  $            $              $

21.     Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                         Written
                                                                1               2               3               4
                                                          ------------   --------------    ------------   -------------

21.01   Hedging .......................................   $                         0.0%   $                        0.0%
21.02   Income generation .............................   $                         0.0%   $                        0.0%
21.03   Other .........................................   $                         0.0%   $                        0.0%

22.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and floors:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

22.01   Hedging .......................................   $        0       0.0%  $            $              $
22.02   Income generation .............................   $        0       0.0%  $            $              $
22.03   Replications ..................................   $        0       0.0%  $            $              $
22.04   Other .........................................   $        0       0.0%  $            $              $

23.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contacts:

                                                               At Year End               At End of Each Quarter
                                                          --------------------   ---------------------------------------
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

23.01   Hedging .......................................   $        0       0.0%  $            $              $
23.02   Income generation .............................   $                0.0%  $            $              $
23.03   Replications ..................................   $                0.0%  $            $              $
23.04   Other .........................................   $                0.0%  $            $              $

                                      285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2011

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2011

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                   PAGE
Statement of Assets and Liabilities as of December 31, 2011 .............      2
Statements of Operations and Statements of Changes in Net
   Assets for the Year Ended December 31, 2011 ..........................      8
Statements of Operations and Statements of Changes in Net

                                                                               1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

==================================================================================================================================

                                                                                       SHARES           COST            VALUE
----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ......................................        37,591.236   $   1,640,447   $    1,952,864
         Large Cap Growth Portfolio ..........................................        24,513.546       1,000,966        1,057,024
         Mid Cap Growth Portfolio ............................................        52,821.068         634,505          615,894
         Small Cap Growth Portfolio ..........................................        49,328.631       1,268,988        1,530,668
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .........................................         1,742.051          26,998           31,444
      American Century Variable Portfolios, Inc:
         Balanced Fund .......................................................        14,513.344          91,602           94,482
         Income & Growth Fund ................................................        17,556.570         115,243          107,798
         Inflation Protection Fund ...........................................         9,700.453         113,892          113,980
         International Fund ..................................................        89,011.482         730,749          661,355
         Large Company Value Fund ............................................           251.061           1,564            2,325
         Ultra Fund ..........................................................         1,019.378           9,943            9,664
         Value Fund ..........................................................       117,796.149         728,672          683,218
         Vista Fund ..........................................................         3,488.923          48,439           52,508
      Columbia Variable Products Trust:
         CVP Seligman Global Technology Fund .................................         4,679.023          95,053           89,229
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund .............................................         1,622.474          25,504           24,560
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .....................................         4,403.451          54,636           53,589
      The Dreyfus Socially Responsible Growth Fund, Inc ......................        59,480.357       1,540,295        1,779,058
      Dreyfus Stock Index Fund ...............................................       220,058.684       6,350,408        6,487,330
      Dreyfus Variable Investment Fund:
         International Value Portfolio .......................................        11,312.806         116,661          101,363
      Federated Insurance Series:
         High Income Bond Fund II ............................................        60,019.858         402,616          405,735
         Kaufmann Fund II ....................................................         9,052.551         107,523          114,424
         Managed Volatility Fund II ..........................................        28,355.105         227,816          261,434
      Invesco Variable Insurance Funds:
         Basic Value Fund ....................................................         7,377.540          38,819           44,856
         Core Equity Fund ....................................................         2,621.560          61,374           70,048
         Dividend Growth Fund ................................................         3,561.729          47,865           50,007
         Global Health Care Fund .............................................         3,746.411          65,431           65,076
         Global Real Estate Fund .............................................        55,947.294         623,793          679,200
         High Yield Fund .....................................................        21,604.741         111,782          108,887
         Mid Cap Core Equity Fund ............................................         3,440.878          32,114           39,467
         Technology Fund .....................................................           661.664          10,638           10,031
      Janus Aspen Series:
         Balanced Portfolio ..................................................        17,549.862         465,445          467,352
         Enterprise Portfolio ................................................       116,935.427       3,536,431        4,463,425
         Forty Portfolio .....................................................         1,457.362          45,813           48,413
         Janus Portfolio .....................................................       150,463.588       3,146,970        3,436,588
         Overseas Portfolio ..................................................        30,750.599       1,389,015        1,174,366
         Perkins Mid Cap Value Portfolio .....................................         3,801.455          57,722           58,428
         Worldwide Portfolio .................................................       188,516.489       5,577,248        4,869,381
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ...................................        65,160.074       1,259,779        1,219,145
         International Equity Portfolio ......................................         8,967.969         109,102           83,671
         US Small-Mid Cap Equity Portfolio ...................................        39,524.811         357,309          366,000
         US Strategic Equity Portfolio .......................................         3,491.916          29,209           32,335
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .............................         1,228.633          21,176           20,519
         ClearBridge Equity Income Builder Portfolio .........................         1,138.194          11,659           11,895
         ClearBridge Fundamental All Cap Value Portfolio .....................           305.373           6,207            5,555
         ClearBridge Large Cap Growth Portfolio ..............................           335.560           5,391            5,363
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ......................         1,784.939          14,665           13,173
         Western Asset Strategic Bond Portfolio ..............................        11,070.000         108,906          109,261

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

==================================================================================================================================

                                                                                      SHARES            COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------

Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio .........................................         6,355.033   $      73,824   $       82,806
         Growth and Income Portfolio .........................................        28,183.711         670,604          624,268
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ............................................           601.719          17,102           16,577
         Partners Portfolio ..................................................        26,088.886         280,883          260,628
         Regency Portfolio ...................................................         2,770.877          28,367           39,513
         Short Duration Bond Portfolio .......................................        19,367.934         220,060          208,981
         Small-Cap Growth Portfolio ..........................................         2,350.299          31,366           28,509
         Socially Responsive Portfolio .......................................           443.453           6,700            6,364
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ..............................................       418,787.200       6,357,655        6,692,219
         JNF Equity Portfolio ................................................     2,884,363.878      56,328,499       59,417,896
         JNF Money Market Portfolio ..........................................     5,548,183.260       5,548,183        5,548,184
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .................................................        15,737.079         175,303          164,138
         CommodityRealReturn Strategy Portfolio ..............................         2,315.001          18,003           16,668
         Emerging Markets Bond Portfolio .....................................         6,144.483          84,968           83,872
         Foreign Bond US Dollar-Hedged Portfolio .............................           625.323           6,416            6,460
         Global Bond Unhedged Portfolio ......................................         3,210.309          47,124           44,398
         High Yield Portfolio ................................................         4,335.303          33,947           32,384
         Long Term US Government Portfolio ...................................        18,154.319         225,805          242,905
         Low Duration Portfolio ..............................................         7,078.863          74,295           73,478
         Real Return Portfolio ...............................................        77,490.876       1,066,437        1,080,998
         Short-Term Portfolio ................................................         6,006.195          61,280           60,782
         Total Return Portfolio ..............................................        68,510.924         768,362          754,990
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ..............................................            42.655             436              460
         Emerging Markets Portfolio ..........................................         9,287.237         277,116          220,200
         Equity Income Portfolio .............................................        14,797.628         330,450          301,724
         Fund Portfolio ......................................................         5,948.183         119,232          118,785
         High Yield Portfolio ................................................        21,265.233         229,991          210,101
         Mid Cap Value Portfolio .............................................         2,127.488          33,726           33,508
         Strategic Income Portfolio ..........................................         1,397.310          14,652           14,280
      Royce Capital Fund:
         Micro-Cap Portfolio .................................................        42,711.838         380,439          444,630
         Small-Cap Portfolio .................................................        48,978.082         416,506          493,209
      Rydex Variable Trust:
         Banking Fund ........................................................           183.421           1,959            1,984
         Basic Materials Fund ................................................         8,830.183         289,980          229,055
         Biotechnology Fund ..................................................         3,973.273         113,372          109,543
         Commodities Strategy Fund ...........................................           407.331           4,646            4,631
         Consumer Products Fund ..............................................         2,834.074         113,938          118,521
         Dow 2X Strategy Fund ................................................         1,113.594          96,175           99,310
         Electronics Fund ....................................................         4,383.439          25,089           12,493
         Energy Fund .........................................................        19,032.862         619,286          556,520
         Energy Services Fund ................................................        45,764.844       1,349,905        1,017,352
         Europe 1.25X Strategy Fund ..........................................         2,673.020          42,841           33,573
         Financial Services Fund .............................................           347.437           5,317            4,485
         Government Long Bond 1.2X Strategy Fund .............................        11,762.202         229,845          231,950
         Health Care Fund ....................................................         1,521.083          48,818           44,841
         Internet Fund .......................................................           668.596          13,513           11,607
         Inverse Dow 2X Strategy Fund ........................................         1,964.641          21,108           19,685
         Inverse Government Long Bond Strategy Fund ..........................           969.790          10,500            9,552
         Inverse Mid-Cap Strategy Fund .......................................           100.763           2,343            2,113
         Inverse NASDAQ-100(R) Strategy Fund .................................           261.700           2,847            2,779
         Inverse Russell 2000(R) Strategy Fund ...............................           341.304           6,662            6,543
         Inverse S&P 500 Strategy Fund .......................................         1,710.447          57,038           54,701
         Japan 2X Strategy Fund ..............................................           925.394          14,760           14,131
         Leisure Fund ........................................................           290.075          15,966           16,122
         Mid Cap 1.5X Strategy Fund ..........................................         1,144.900          22,615           21,741

   The accompanying notes are an integral part of these financial statements.

                                                                               3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

==================================================================================================================================

                                                                                       SHARES           COST            VALUE
----------------------------------------------------------------------------------------------------------------------------------

Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         NASDAQ-100(R) Fund ..................................................         6,442.517   $     115,185   $      124,469
         NASDAQ-100(R) 2X Strategy Fund ......................................        11,192.544         237,637          231,573
         Nova Fund ...........................................................            80.015           5,973            5,787
         Precious Metals Fund ................................................        47,576.847         847,149          686,533
         Real Estate Fund ....................................................         2,738.696          79,541           70,932
         Retailing Fund ......................................................         1,513.249          20,695           21,654
         Russell 2000(R) 1.5X Strategy Fund ..................................         5,389.220         139,814          144,108
         Russell 2000(R) 2X Strategy Fund ....................................         3,320.248         399,015          363,634
         S&P 500 2X Strategy Fund ............................................           212.673          25,481           22,978
         S&P 500 Pure Growth Fund ............................................         3,392.992         104,861          101,755
         S&P 500 Pure Value Fund .............................................           616.604          50,405           48,576
         S&P MidCap 400 Pure Growth Fund .....................................         3,345.703         137,127          122,152
         S&P MidCap 400 Pure Value Fund ......................................           615.626          47,620           45,408
         S&P SmallCap 600 Pure Growth Fund ...................................           867.311          28,086           26,818
         S&P SmallCap 600 Pure Value Fund ....................................         1,035.603         106,414           95,637
         SGI All-Asset Aggressive Strategy Fund ..............................            60.796           1,388            1,382
         SGI All-Asset Conservative Strategy Fund ............................            20.433             455              480
         SGI All-Asset Moderate Strategy Fund ................................         1,448.987          33,529           34,443
         SGI CLS AdvisorOne Amerigo Fund .....................................            21.693             793              695
         SGI Multi-Hedge Strategies Fund .....................................           363.742           7,628            8,010
         SGI U.S. Long Short Momentum Fund ...................................           939.032          10,568           11,231
         Strengthening Dollar 2X Strategy Fund ...............................           162.702           2,034            2,047
         Technology Fund .....................................................           479.665           5,684            5,104
         Transportation Fund .................................................           742.943          10,354           10,394
         U.S. Government Money Market Fund ...................................       456,932.404         456,932          456,932
         Utilities Fund ......................................................        12,456.088         229,533          242,893
         Weakening Dollar 2X Strategy Fund ...................................           103.993           2,729            2,529
      Third Avenue Variable Series Trust:
         Value Portfolio .....................................................        54,810.799         759,381          625,939
      Van Eck VIP Trust:
         Emerging Markets Fund ...............................................        40,923.441         480,050          425,604
         Global Bond Fund ....................................................         7,311.169          84,947           85,614
         Global Hard Assets Fund .............................................        18,781.589         542,327          577,534
         Multi-Manager Alternatives Fund .....................................         6,013.345          58,354           58,690
      Wells Fargo Advantage VT Funds:
         Discovery Fund ......................................................        23,880.348         417,220          510,324
         Opportunity Fund ....................................................        58,299.948         842,322        1,013,253
----------------------------------------------------------------------------------------------------------------------------------
             Total assets ....................................................                                     $  119,814,647
==================================================================================================================================

                                                                                       UNITS         UNIT VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to:
   Contract owners' deferred annuity reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio ......................................       408,264.334   $    4.738031   $    1,934,369
         Large Cap Growth Portfolio ..........................................       559,698.965        1.888558        1,057,024
         Mid Cap Growth Portfolio ............................................       260,039.272        2.368464          615,894
         Small Cap Growth Portfolio ..........................................       785,341.163        1.949048        1,530,668
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .........................................        26,338.905        1.193818           31,444
      American Century Variable Portfolios, Inc:
         Balanced Fund .......................................................         7,586.106       12.454549           94,482
         Income & Growth Fund ................................................        89,227.916        1.208116          107,798
         Inflation Protection Fund ...........................................         8,027.025       14.199488          113,980
         International Fund ..................................................       431,812.479        1.531580          661,355
         Large Company Value Fund ............................................           304.946        7.624750            2,325
         Ultra Fund ..........................................................           942.378       10.254577            9,664
         Value Fund ..........................................................       301,367.369        2.267060          683,218
         Vista Fund ..........................................................         6,141.340        8.549949           52,508

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

==================================================================================================================================

                                                                                       UNITS         UNIT VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Columbia Variable Products Trust:
         CVP Seligman Global Technology Fund .................................       127,122.964   $    0.693488   $       88,158
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund .............................................         2,215.243       11.086989           24,560
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .....................................         3,975.298       13.480587           53,589
      The Dreyfus Socially Responsible Growth Fund, Inc ......................       825,219.517        2.133353        1,760,485
      Dreyfus Stock Index Fund ...............................................     2,465,525.671        2.586926        6,378,132
      Dreyfus Variable Investment Fund:
         International Value Portfolio .......................................        79,774.526        1.270621          101,363
      Federated Insurance Series:
         High Income Bond Fund II ............................................       160,661.956        2.525395          405,735
         Kaufmann Fund II ....................................................        12,402.525        9.225854          114,424
         Managed Volatility Fund II ..........................................       134,725.415        1.907740          257,021
      Invesco Variable Insurance Funds:
         Basic Value Fund ....................................................        38,216.771        1.173716           44,856
         Core Equity Fund ....................................................         6,374.076       10.989542           70,048
         Dividend Growth Fund ................................................         5,457.648        9.162661           50,007
         Global Health Care Fund .............................................        53,195.349        1.223335           65,076
         Global Real Estate Fund .............................................       298,318.466        2.276763          679,200
         High Yield Fund .....................................................         2,802.222       15.091893           42,291
         Mid Cap Core Equity Fund ............................................        23,615.625        1.671240           39,467
         Technology Fund .....................................................        15,459.310        0.648852           10,031
      Janus Aspen Series:
         Balanced Portfolio ..................................................        40,000.070       11.683789          467,352
         Enterprise Portfolio ................................................     1,465,101.796        3.041694        4,456,391
         Forty Portfolio .....................................................         4,870.367        9.940386           48,413
         Janus Portfolio .....................................................     1,541,700.738        2.195562        3,384,900
         Overseas Portfolio ..................................................       404,874.654        2.900566        1,174,366
         Perkins Mid Cap Value Portfolio .....................................         5,631.359       10.375496           58,428
         Worldwide Portfolio .................................................     2,113,922.400        2.285634        4,831,653
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ...................................        48,191.608       25.277396        1,218,158
         International Equity Portfolio ......................................         6,970.299       12.003988           83,671
         US Small-Mid Cap Equity Portfolio ...................................       202,963.692        1.803276          366,000
         US Strategic Equity Portfolio .......................................        26,388.868        1.225325           32,335
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .............................         2,169.316        9.458620           20,519
         ClearBridge Equity Income Builder Portfolio .........................         1,274.780        9.330812           11,895
         ClearBridge Fundamental All Cap Value Portfolio .....................           676.520        8.210662            5,555
         ClearBridge Large Cap Growth Portfolio ..............................           486.918        9.311951            4,534
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ......................           950.703       13.856285           13,173
         Western Asset Strategic Bond Portfolio ..............................         8,236.864       13.155834          108,363
      Lord Abbett Series Fund, Inc:
         Capital Structure Value Portfolio ...................................        48,950.278        1.691640           82,806
         Growth and Income Portfolio .........................................       443,258.842        1.408361          624,268
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ............................................        13,049.289        1.270352           16,577
         Partners Portfolio ..................................................       148,654.427        1.591997          236,657
         Regency Portfolio ...................................................        22,216.387        1.778545           39,513
         Short Term Duration Bond Portfolio ..................................       149,736.127        1.395661          208,981
         Small-Cap Growth Portfolio ..........................................        22,936.849        1.242936           28,509
         Socially Responsive Portfolio .......................................           486.377       13.083681            6,364
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ..............................................       625,267.514       10.455839        6,537,696
         JNF Equity Portfolio - Qualified ....................................     6,578,040.275        8.601472       56,580,829
         JNF Equity Portfolio - Nonqualified .................................       202,540.261        8.601472        1,742,144
         JNF Money Market Portfolio ..........................................       561,173.302        9.827926        5,515,170

   The accompanying notes are an integral part of these financial statements.

                                                                               5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

==================================================================================================================================

                                                                                       UNITS         UNIT VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .................................................        12,970.819   $   12.654408   $      164,138
         CommodityRealReturn Strategy Portfolio ..............................         1,627.394       10.242173           16,668
         Emerging Markets Bond Portfolio .....................................         5,825.529       14.397380           83,872
         Foreign Bond US Dollar-Hedged Portfolio .............................           488.759       13.217383            6,460
         Global Bond Unhedged Portfolio ......................................         3,001.331       14.792661           44,398
         High Yield Portfolio ................................................         2,455.019       13.191001           32,384
         Long Term US Government Portfolio ...................................        14,650.896       16.579524          242,905
         Low Duration Portfolio ..............................................         5,967.556       12.312984           73,478
         Real Return Portfolio ...............................................       674,915.331        1.601679        1,080,998
         Short-Term Portfolio ................................................         5,272.237       11.528744           60,782
         Total Return Portfolio ..............................................       496,699.936        1.520012          754,990
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ..............................................            53.469        8.596991              460
         Emerging Markets Portfolio ..........................................        22,745.108        9.681205          220,200
         Equity Income Portfolio .............................................       235,424.743        1.281617          301,724
         Fund Portfolio ......................................................       115,337.157        1.029890          118,785
         High Yield Portfolio ................................................        15,698.959       13.383104          210,101
         Mid Cap Value Portfolio .............................................         2,987.319       11.216820           33,508
         Strategic Income Portfolio ..........................................         1,084.122       13.171739           14,280
      Royce Capital Fund:
         Micro-Cap Portfolio .................................................       198,702.266        2.237668          444,630
         Small-Cap Portfolio .................................................       207,768.864        2.269913          471,617
      Rydex Variable Trust:
         Banking Fund ........................................................           465.453        4.263443            1,984
         Basic Materials Fund ................................................        12,939.258       17.702304          229,055
         Biotechnology Fund ..................................................         8,872.404       12.346498          109,543
         Commodities Strategy Fund ...........................................           826.426        5.604021            4,631
         Consumer Products Fund ..............................................         7,704.009       15.384326          118,521
         Dow 2X Strategy Fund ................................................         9,960.039        9.970852           99,310
         Electronics Fund ....................................................         1,804.106        6.924746           12,493
         Energy Fund .........................................................        28,438.051       19.569572          556,520
         Energy Services Fund ................................................        49,805.179       20.071962          999,688
         Europe 1.25X Strategy Fund ..........................................         4,131.651        8.125838           33,573
         Financial Services Fund .............................................           705.567        6.356426            4,485
         Government Long Bond 1.2X Strategy Fund .............................       135,046.307        1.717562          231,950
         Health Care Fund ....................................................         3,693.886       12.139292           44,841
         Internet Fund .......................................................           955.369       12.149741           11,607
         Inverse Dow 2X Strategy Fund ........................................         7,388.762        2.664247           19,685
         Inverse Government Long Bond Strategy Fund ..........................        23,757.093        0.402064            9,552
         Inverse Mid-Cap Strategy Fund .......................................           496.396        4.257628            2,113
         Inverse NASDAQ-100(R) Strategy Fund .................................           618.931        4.490228            2,779
         Inverse Russell 2000(R) Strategy Fund ...............................         1,644.975        3.977453            6,543
         Inverse S&P 500 Strategy Fund .......................................       116,388.937        0.469981           54,701
         Japan 2X Strategy Fund ..............................................         1,913.411        7.385184           14,131
         Leisure Fund ........................................................         1,408.541       11.445806           16,122
         Mid Cap 1.5X Strategy Fund ..........................................        11,358.874        1.914043           21,741
         NASDAQ-100(R) Fund ..................................................         6,909.414       18.014438          124,469
         NASDAQ-100(R) 2X Strategy Fund ......................................        19,334.033       11.977497          231,573
         Nova Fund ...........................................................           592.196        9.771576            5,787
         Precious Metals Fund ................................................        38,040.303       18.047527          686,533
         Real Estate Fund ....................................................         5,365.241       13.220611           70,932
         Retailing Fund ......................................................         1,679.606       12.892446           21,654
         Russell 2000(R) 1.5X Strategy Fund ..................................        85,533.886        1.684801          144,108
         Russell 2000(R) 2X Strategy Fund ....................................        76,748.402        4.737995          363,634
         S&P 500 2X Strategy Fund ............................................         2,926.213        7.852400           22,978
         S&P 500 Pure Growth Fund ............................................         8,422.460       12.081396          101,755
         S&P 500 Pure Value Fund .............................................         4,436.848       10.948391           48,576
         S&P MidCap 400 Pure Growth Fund .....................................         7,191.548       16.985492          122,152
         S&P MidCap 400 Pure Value Fund ......................................         3,646.218       12.453550           45,408
         S&P SmallCap 600 Pure Growth Fund ...................................         1,907.656       14.057976           26,818

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

==================================================================================================================================

                                                                                       UNITS         UNIT VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         S&P SmallCap 600 Pure Value Fund ....................................         8,714.874   $   10.974013   $       95,637
         SGI All-Asset Aggressive Strategy Fund ..............................           138.792        9.953906            1,382
         SGI All-Asset Conservative Strategy Fund ............................            47.181       10.176832              480
         SGI All-Asset Moderate Strategy Fund ................................         3,426.034       10.053182           34,443
         SGI CLS AdvisorOne Amerigo Fund .....................................            60.335       11.513623              695
         SGI Multi-Hedge Strategies Fund .....................................           909.120        8.810991            8,010
         SGI U.S. Long Short Momentum Fund ...................................         7,195.576        1.560802           11,231
         Strengthening Dollar 2X Strategy Fund ...............................           324.388        6.309830            2,047
         Technology Fund .....................................................           501.031       10.186530            5,104
         Transportation Fund .................................................           860.204       12.082748           10,394
         U.S. Government Money Market Fund ...................................       447,226.767        1.021702          456,932
         Utilities Fund ......................................................        14,988.192       16.205626          242,893
         Weakening Dollar 2X Strategy Fund ...................................           236.880       10.675022            2,529
      Third Avenue Variable Series Trust:
         Value Portfolio .....................................................       441,911.175        1.416436          625,939
      Van Eck VIP Trust:
         Emerging Markets Fund ...............................................       238,426.238        1.785056          425,604
         Global Bond Fund ....................................................        41,656.956        2.055210           85,614
         Global Hard Assets Fund .............................................       147,594.531        3.912976          577,534
         Multi-Manager Alternatives Fund .....................................        55,709.812        1.053498           58,690
      Wells Fargo Advantage VT Funds:
         Discovery Fund ......................................................        31,930.593       15.982276          510,324
         Opportunity Fund ....................................................       379,662.379        2.668827        1,013,253
----------------------------------------------------------------------------------------------------------------------------------
             Net assets ......................................................                                     $  118,151,450
==================================================================================================================================
Net assets attributable to contract owners' annuity payment reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio ......................................                                     $       18,495
      Columbia Variable Products Trust:
         Seligman Global Technology Fund .....................................                                              1,071
      The Dreyfus Socially Responsible Growth Fund, Inc ......................                                             18,573
      Dreyfus Stock Index Fund ...............................................                                            109,198
      Federated Insurance Series:
         Managed Volatility Fund II ..........................................                                              4,413
      Invesco Variable Insurance Funds:
         High Yield Fund .....................................................                                             66,596
      Janus Aspen Series:
         Enterprise Portfolio ................................................                                              7,034
         Janus Portfolio .....................................................                                             51,688
         Worldwide Portfolio .................................................                                             37,728
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ...................................                                                987
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Large Cap Growth Portfolio ..............................                                                829
      Legg Mason Partners Variable Income Trust:
         Western Asset Strategic Bond Portfolio ..............................                                                898
      Neuberger Berman Advisers Management Trust:
         Partners Portfolio ..................................................                                             23,971
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ..............................................                                            154,523
         JNF Equity Portfolio - Qualified                                                                               1,094,923
         JNF Money Market Portfolio ..........................................                                             20,112
      Royce Capital Fund:
         Small-Cap Portfolio .................................................                                             21,592
      Rydex Variable Trust:
         Energy Services Fund ................................................                                             17,664
----------------------------------------------------------------------------------------------------------------------------------
             Net assets attributable to contract owners' annuity payment
                reserves .....................................................                                     $    1,650,295
==================================================================================================================================
Net assets attributable to contract owners' death benefit reserves:
      Northern Lights Variable Trust:
         JNF Money Market Portfolio ..........................................                                     $       12,902
----------------------------------------------------------------------------------------------------------------------------------
             Net assets attributable to contract owners' death benefit
                 reserves ....................................................                                     $       12,902
==================================================================================================================================
                Net assets attributable to contract owners' reserves .........                                     $  119,814,647
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                               7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                                                                 ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                         THE ALGER PORTFOLIOS                          SERIES
                                                        ------------------------------------------------------   ------------------
                                                           CAPITAL      LARGE CAP      MID CAP      SMALL CAP        GROWTH AND
                                                        APPRECIATION      GROWTH        GROWTH        GROWTH           INCOME
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares .........................................   $      2,220   $    11,290   $     2,548   $        --   $             326
Expenses:
   Mortality and expense risk fees ..................         20,672        11,154         7,462        16,694                 256
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............        (18,452)          136        (4,914)      (16,694)                 70
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................        153,889        16,971      (133,956)       92,208                  42
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .........................................             --            --            --            --                  --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .........................................             --            --            --            --                  --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ............................        153,889        16,971      (133,956)       92,208                  42
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
    shares ..........................................       (164,389)      (30,633)       72,349      (135,403)              1,194
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations .....................................   $    (28,952)  $   (13,526)  $   (66,521)  $   (59,889)  $           1,306
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                                                                 ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                         THE ALGER PORTFOLIOS                          SERIES
                                                        ------------------------------------------------------   ------------------
                                                           CAPITAL      LARGE CAP      MID CAP      SMALL CAP        GROWTH AND
                                                        APPRECIATION      GROWTH        GROWTH        GROWTH           INCOME
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................   $    (18,452)  $       136   $    (4,914)  $   (16,694)  $              70
   Net realized gain (loss) on investments in
     portfolio shares ...............................        153,889        16,971      (133,956)       92,208                  42
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .........................................       (164,389)      (30,633)       72,349      (135,403)              1,194
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ..................................        (28,952)      (13,526)      (66,521)      (59,889)              1,306
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ......................................         56,586        69,172        40,301        58,377               2,521
   Contract redemptions .............................        (92,800)     (105,492)      (59,811)     (174,158)                 --
   Net transfers (including mortality transfers) ....         27,703       (28,027)      (71,329)      (47,244)              4,671
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ...............         (8,511)      (64,347)      (90,839)     (163,025)              7,192
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .........        (37,463)      (77,873)     (157,360)     (222,914)              8,498
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................      1,990,327     1,134,897       773,254     1,753,582              22,946
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .....................   $  1,952,864   $ 1,057,024   $   615,894   $ 1,530,668   $          31,444
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================

                                                                                                         COLUMBIA
                                                                                                         VARIABLE
                                                                                                         PRODUCTS
                               AMERICAN CENTURY VARIABLE PORTFOLIOS                                     TRUST (a)*
--------------------------------------------------------------------------------------------------   ----------------
                                                       LARGE                                           CVP SELIGMAN
              INCOME &    INFLATION                   COMPANY                                             GLOBAL
 BALANCED      GROWTH    PROTECTION   INTERNATIONAL    VALUE      ULTRA        VALUE       VISTA     TECHNOLOGY (b)*
---------------------------------------------------------------------------------------------------------------------

$    1,809   $   1,611   $    2,794   $      11,982   $    38   $      --   $   14,448   $      --   $            --

     1,052       1,012          584           7,807        23         290        7,149         657               964
---------------------------------------------------------------------------------------------------------------------
       757         599        2,210           4,175        15        (290)       7,299        (657)             (964)
---------------------------------------------------------------------------------------------------------------------

     9,471      (5,422)       2,283         (71,869)        8       9,797      (50,093)     (4,005)           19,290

        --          --           --              --        --          --           --          --                --

        --          --          657              --        --          --           --          --                --
---------------------------------------------------------------------------------------------------------------------
     9,471      (5,422)       2,940         (71,869)        8       9,797      (50,093)     (4,005)           19,290
---------------------------------------------------------------------------------------------------------------------

    (9,855)      6,539         (419)        (21,546)      (20)     (7,507)      42,720      (1,428)          (26,117)
---------------------------------------------------------------------------------------------------------------------
$      373   $   1,716   $    4,731   $     (89,240)  $     3   $   2,000   $      (74)  $  (6,090)  $        (7,791)
=====================================================================================================================

======================================================================================================================

                                                                                                         COLUMBIA
                                                                                                         VARIABLE
                                                                                                         PRODUCTS
                               AMERICAN CENTURY VARIABLE PORTFOLIOS                                     TRUST (a)*
--------------------------------------------------------------------------------------------------   ----------------
                                                       LARGE                                           CVP SELIGMAN
              INCOME &    INFLATION                   COMPANY                                             GLOBAL
 BALANCED      GROWTH    PROTECTION   INTERNATIONAL    VALUE      ULTRA        VALUE       VISTA     TECHNOLOGY (b)*
---------------------------------------------------------------------------------------------------------------------

$      757   $     599   $    2,210   $       4,175   $    15   $    (290)  $    7,299   $    (657)  $          (964)
     9,471      (5,422)       2,940         (71,869)        8       9,797      (50,093)     (4,005)           19,290

    (9,855)      6,539         (419)        (21,546)      (20)     (7,507)      42,720      (1,428)          (26,117)
---------------------------------------------------------------------------------------------------------------------
       373       1,716        4,731         (89,240)        3       2,000          (74)     (6,090)           (7,791)
---------------------------------------------------------------------------------------------------------------------

     5,644       3,848        6,673          31,652        --          --       43,046       1,544             3,515
   (18,029)     (5,630)      (2,314)       (102,440)       --      (1,765)    (103,957)     (9,100)          (12,378)
    17,437      11,734       70,136         (89,741)       --     (30,322)      (1,484)     (1,033)           54,948
---------------------------------------------------------------------------------------------------------------------

     5,052       9,952       74,495        (160,529)       --     (32,087)     (62,395)     (8,589)           46,085
---------------------------------------------------------------------------------------------------------------------
     5,425      11,668       79,226        (249,769)        3     (30,087)     (62,469)    (14,679)           38,294
---------------------------------------------------------------------------------------------------------------------
    89,057      96,130       34,754         911,124     2,322      39,751      745,687      67,187            50,935
---------------------------------------------------------------------------------------------------------------------
$   94,482   $ 107,798   $  113,980   $     661,355   $ 2,325   $   9,664   $  683,218   $  52,508   $        89,229
=====================================================================================================================

                                                                               9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                      DREYFUS
                                                          DIREXION       DREYFUS                                      VARIABLE
                                                          INSURANCE     INVESTMENT                                   INVESTMENT
                                                            TRUST       PORTFOLIOS                                      FUND
                                                        ------------   -----------                               -------------------
                                                                          SMALL        DREYFUS
                                                                           CAP         SOCIALLY      DREYFUS
                                                         DYNAMIC VP       STOCK      RESPONSIBLE      STOCK         INTERNATIONAL
                                                          HY BOND         INDEX         GROWTH        INDEX             VALUE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $      1,781   $       989   $    16,883   $   129,271   $            2,827
Expenses:
   Mortality and expense risk fees ...................           182         1,020        18,957        71,163                1,231
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .................         1,599           (31)       (2,074)       58,108                1,596
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................           648        13,120        42,362        40,662              (24,582)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............            --            --            --            --                   --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............            --           395            --        49,548                   --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................           648        13,515        42,362        90,210              (24,582)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................          (837)       (9,377)      (48,331)      (58,935)                 845
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ................................  $      1,410   $     4,107   $    (8,043)  $    89,383   $          (22,141)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                      DREYFUS
                                                          DIREXION       DREYFUS                                      VARIABLE
                                                          INSURANCE     INVESTMENT                                   INVESTMENT
                                                            TRUST       PORTFOLIOS                                      FUND
                                                        ------------   -----------                               -------------------
                                                                          SMALL        DREYFUS
                                                                           CAP         SOCIALLY      DREYFUS
                                                         DYNAMIC VP       STOCK      RESPONSIBLE      STOCK         INTERNATIONAL
                                                          HY BOND         INDEX         GROWTH        INDEX             VALUE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................... $      1,599   $       (31)  $    (2,074)  $    58,108   $            1,596
   Net realized gain (loss) on investments in
     portfolio shares .................................          648        13,515        42,362        90,210              (24,582)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............         (837)       (9,377)      (48,331)      (58,935)                 845
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ................................        1,410         4,107        (8,043)       89,383              (22,141)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) .............................        5,826         5,818        58,672       198,813                8,899
   Contract redemptions ...............................         (239)       (8,693)     (173,252)     (743,519)             (28,761)
   Net transfers (including mortality transfers) ......      (40,872)      (44,661)       29,708      (557,035)               6,255
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..................      (35,285)      (47,536)      (84,872)   (1,101,741)             (13,607)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ............      (33,875)      (43,429)      (92,915)   (1,012,358)             (35,748)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       58,435        97,018     1,871,973     7,499,688              137,111
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ........................ $     24,560   $    53,589   $ 1,779,058   $ 6,487,330   $          101,363
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

          FEDERATED INSURANCE SERIES                                      INVESCO VARIABLE INSURANCE FUNDS
----------------------------------------------  ------------------------------------------------------------------------------------
   HIGH                                                                                                 GLOBAL          GLOBAL
  INCOME                         MANAGED           BASIC       CORE      DIVIDEND      FINANCIAL        HEALTH           REAL
  BOND II     KAUFMANN II   VOLATILITY II (c)*     VALUE      EQUITY    GROWTH (d)*   SERVICES (e)*      CARE           ESTATE
------------------------------------------------------------------------------------------------------------------------------------

$    45,776   $     1,052   $          12,570   $       282   $   694   $        --   $         11   $         --   $       29,660

      4,667         1,438               2,976           648       693           213             17            644            7,711
------------------------------------------------------------------------------------------------------------------------------------
     41,109          (386)              9,594          (366)        1          (213)            (6)          (644)          21,949
------------------------------------------------------------------------------------------------------------------------------------

     58,250       (45,915)              1,301         5,359        (3)         (206)           392          8,177           11,393

         --            --                  --            --        --            --             --             --               --

         --            --                  --            --        --            --             --             --               --
------------------------------------------------------------------------------------------------------------------------------------
     58,250       (45,915)              1,301         5,359        (3)         (206)           392          8,177           11,393
------------------------------------------------------------------------------------------------------------------------------------

    (77,184)       26,614               1,414        (5,758)   (1,129)        2,142            (86)        (8,543)         (90,455)
------------------------------------------------------------------------------------------------------------------------------------
$    22,175   $   (19,687)  $          12,309   $      (765)  $(1,131)  $     1,723   $        300   $     (1,010)  $      (57,113)
====================================================================================================================================

====================================================================================================================================

          FEDERATED INSURANCE SERIES                                      INVESCO VARIABLE INSURANCE FUNDS
----------------------------------------------  ------------------------------------------------------------------------------------
   HIGH                                                                                                 GLOBAL          GLOBAL
  INCOME                         MANAGED           BASIC       CORE      DIVIDEND      FINANCIAL        HEALTH           REAL
  BOND II     KAUFMANN II   VOLATILITY II (c)*     VALUE      EQUITY    GROWTH (d)*   SERVICES (e)*      CARE           ESTATE
------------------------------------------------------------------------------------------------------------------------------------

$    41,109   $      (386)  $           9,594   $      (366)  $     1   $      (213)  $         (6)   $      (644)  $       21,949
     58,250       (45,915)              1,301         5,359        (3)         (206)           392          8,177           11,393

    (77,184)       26,614               1,414        (5,758)   (1,129)        2,142            (86)        (8,543)         (90,455)
------------------------------------------------------------------------------------------------------------------------------------
     22,175       (19,687)             12,309          (765)   (1,131)        1,723            300         (1,010)         (57,113)
------------------------------------------------------------------------------------------------------------------------------------

     19,085         5,618               6,432         3,259     3,554           196             98          6,768           93,849
    (65,022)       (6,519)            (43,729)       (4,803)      (15)         (680)          (325)        (6,896)         (78,077)
   (116,251)     (196,992)            (50,555)      (43,648)    6,599        48,768         (4,898)        10,805          (66,863)
------------------------------------------------------------------------------------------------------------------------------------

   (162,188)     (197,893)            (87,852)      (45,192)   10,138        48,284         (5,125)        10,677          (51,091)
------------------------------------------------------------------------------------------------------------------------------------
   (140,013)     (217,580)            (75,543)      (45,957)    9,007        50,007         (4,825)         9,667         (108,204)
------------------------------------------------------------------------------------------------------------------------------------
    545,748       332,004             336,977        90,813    61,041            --          4,825         55,409          787,404
------------------------------------------------------------------------------------------------------------------------------------
$   405,735   $   114,424   $         261,434   $    44,856   $70,048   $    50,007   $         --   $     65,076   $      679,200
====================================================================================================================================

                                                                              11

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=========================================================================================================================

                                                                      INVESCO VARIABLE
                                                                INSURANCE FUNDS (CONTINUED)          JANUS ASPEN SERIES
                                                             ----------------------------------   -----------------------
                                                                          MID CAP
                                                                HIGH        CORE
                                                               YIELD       EQUITY    TECHNOLOGY   BALANCED   ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $   8,501   $      36   $       14   $ 11,445   $        --
Expenses:
   Mortality and expense risk fees .......................       1,198         424          283      4,562        47,993
-------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................       7,303        (388)        (269)     6,883       (47,993)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................      (2,704)       (566)      10,098     (7,152)      332,041
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ..............................................          --          --           --        895            --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ..............................................          --          --           --     23,006            --
-------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..................................      (2,704)       (566)      10,098     16,749       332,041
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized apprecition
   (depreciation) of investments in portfolio
   shares ................................................      (5,265)     (2,100)      (7,071)   (23,389)     (388,659)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .........................................   $    (666)  $  (3,054)  $    2,758   $    243   $  (104,611)
=========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=========================================================================================================================

                                                                      INVESCO VARIABLE
                                                                INSURANCE FUNDS (CONTINUED)          JANUS ASPEN SERIES
                                                             ----------------------------------   -----------------------
                                                                          MID CAP
                                                                HIGH        CORE
                                                               YIELD       EQUITY    TECHNOLOGY   BALANCED   ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................   $   7,303   $    (388)  $     (269)  $  6,883   $   (47,993)
   Net realized gain (loss) on investments in
     portfolio shares ....................................      (2,704)       (566)      10,098     16,749       332,041
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..............................................      (5,265)     (2,100)      (7,071)   (23,389)     (388,659)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................        (666)     (3,054)       2,758        243      (104,611)
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...........................................         373       2,185          443     17,481       146,924
   Contract redemptions ..................................      (4,334)     (3,168)        (803)       (60)     (308,707)
   Net transfers (including mortality transfers) .........      15,640      (2,561)     (28,150)     7,037      (242,774)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................      11,679      (3,544)     (28,510)    24,458      (404,557)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...............      11,013      (6,598)     (25,752)    24,701      (509,168)
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      97,874      46,065       35,783    442,651     4,972,593
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...........................   $ 108,887   $  39,467   $   10,031  $ 467,352   $ 4,463,425
=========================================================================================================================

      The accompanying notes are an integral part of these financial statements.

========================================================================================================================

                JANUS ASPEN SERIES (CONTINUED)                                   LAZARD RETIREMENT SERIES
-----------------------------------------------------------------   ----------------------------------------------------
                                                                                                      US
                                          PERKINS                     EMERGING                    SMALL-MID      US
                                          MID CAP                     MARKETS     INTERNATIONAL      CAP      STRATEGIC
  FORTY        JANUS       OVERSEAS        VALUE       WORLDWIDE       EQUITY        EQUITY         EQUITY     EQUITY
------------------------------------------------------------------------------------------------------------------------

$     187   $    22,005   $     7,265   $      506   $     33,308   $    26,717   $       1,783   $      --   $     348

      531        37,017        16,575          644         58,128        14,879             910       3,953         336
------------------------------------------------------------------------------------------------------------------------
     (344)      (15,012)       (9,310)        (138)       (24,820)       11,838             873      (3,953)         12
------------------------------------------------------------------------------------------------------------------------

    4,817       (18,410)      119,563        4,653       (274,743)      192,930          (3,353)      6,685      (1,389)

       --            --            --           --             --            --              --       1,010          --

       --            --        15,151           --             --            --              --      28,026          --
------------------------------------------------------------------------------------------------------------------------
    4,817       (18,410)      134,714        4,653       (274,743)      192,930          (3,353)     35,721      (1,389)
------------------------------------------------------------------------------------------------------------------------

   (8,319)     (199,993)     (718,900)      (7,984)      (560,578)     (509,972)         (4,991)    (73,716)      1,069
------------------------------------------------------------------------------------------------------------------------
$  (3,846)  $  (233,415)  $  (593,496)    $ (3,469)  $   (860,141)  $  (305,204)  $      (7,471)  $ (41,948)  $    (308)
========================================================================================================================

========================================================================================================================

                JANUS ASPEN SERIES (CONTINUED)                                   LAZARD RETIREMENT SERIES
-----------------------------------------------------------------   ----------------------------------------------------
                                                                                                      US
                                          PERKINS                     EMERGING                    SMALL-MID      US
                                          MID CAP                     MARKETS     INTERNATIONAL      CAP      STRATEGIC
  FORTY        JANUS       OVERSEAS        VALUE       WORLDWIDE       EQUITY        EQUITY         EQUITY     EQUITY
------------------------------------------------------------------------------------------------------------------------

$    (344)  $   (15,012)  $    (9,310)  $     (138)  $    (24,820)  $    11,838   $         873   $  (3,953)  $      12
    4,817       (18,410)      134,714        4,653       (274,743)      192,930          (3,353)     35,721      (1,389)

   (8,319)     (199,993)     (718,900)      (7,984)      (560,578)     (509,972)         (4,991)    (73,716)      1,069
------------------------------------------------------------------------------------------------------------------------
   (3,846)     (233,415)     (593,496)      (3,469)      (860,141)     (305,204)         (7,471)    (41,948)       (308)
------------------------------------------------------------------------------------------------------------------------

    2,748       179,964       138,963        6,751        213,681        56,675           1,004      33,311       1,242
      (55)     (213,931)     (162,408)      (3,285)      (451,442)      (71,841)         (3,589)    (18,276)     (6,471)
  (34,490)     (155,429)     (376,895)       2,440       (380,857)     (300,820)         (1,014)     (1,752)      6,311
------------------------------------------------------------------------------------------------------------------------

  (31,797)     (189,396)     (400,340)       5,906       (618,618)     (315,986)         (3,599)     13,283       1,082
------------------------------------------------------------------------------------------------------------------------
  (35,643)     (422,811)     (993,836)       2,437     (1,478,759)     (621,190)        (11,070)    (28,665)        774
------------------------------------------------------------------------------------------------------------------------
   84,056     3,859,399     2,168,202       55,991      6,348,140     1,840,335          94,741     394,665      31,561
------------------------------------------------------------------------------------------------------------------------
$  48,413   $ 3,436,588   $ 1,174,366   $   58,428   $  4,869,381   $ 1,219,145   $      83,671   $ 366,000   $  32,335
========================================================================================================================

                                                                              13

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                                                                       LEGG MASON
                                                                                                                        PARTNERS
                                                                                                                        VARIABLE
                                                                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST         INCOME TRUST
-------------------------------------------------------------------------------------------------------------------   -------------
                                                                            CLEARBRIDGE    CLEARBRIDGE                   WESTERN
                                                              CLEARBRIDGE     EQUITY      FUNDAMENTAL   CLEARBRIDGE       ASSET
                                                              AGGRESSIVE      INCOME        ALL CAP      LARGE CAP    GLOBAL HIGH
                                                                GROWTH        BUILDER        VALUE        GROWTH       YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ...............................................   $        41   $       302   $        80   $        24   $      1,352
Expenses:
   Mortality and expense risk fees ........................           232            42            75            72            436
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................          (191)          260             5           (48)           916
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................         4,336           572         1,188          (422)         1,103
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................            --            --            --            --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................            --            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ...................................         4,336           572         1,188          (422)         1,103
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................        (4,230)         (268)       (1,821)         (833)        (1,051)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations ..........................................   $       (85)  $       564   $      (628)  $    (1,303)  $        968
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                                                                       LEGG MASON
                                                                                                                        PARTNERS
                                                                                                                        VARIABLE
                                                                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST         INCOME TRUST
-------------------------------------------------------------------------------------------------------------------   -------------
                                                                            CLEARBRIDGE    CLEARBRIDGE                   WESTERN
                                                              CLEARBRIDGE     EQUITY      FUNDAMENTAL   CLEARBRIDGE       ASSET
                                                              AGGRESSIVE      INCOME        ALL CAP      LARGE CAP    GLOBAL HIGH
                                                                GROWTH        BUILDER        VALUE        GROWTH       YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $      (191)  $       260   $         5   $       (48)  $        916
   Net realized gain (loss) on investments in
     portfolio shares .....................................         4,336           572         1,188          (422)         1,103
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....        (4,230)         (268)       (1,821)         (833)        (1,051)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................           (85)          564          (628)       (1,303)           968
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....         2,783           225         1,130           490          4,300
   Contract redemptions ...................................       (17,328)          (33)          (68)          (46)            --
   Net transfers (including mortality transfers) ..........        11,077         8,841        (1,794)        1,913        (56,488)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................        (3,468)        9,033          (732)        2,357        (52,188)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................        (3,553)        9,597        (1,360)        1,054        (51,220)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        24,072         2,298         6,915         4,309         64,393
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................   $    20,519   $    11,895   $     5,555   $     5,363   $     13,173
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST          LORD ABBETT
 (CONTINUED)          SERIES FUND                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------   ------------------------   ---------------------------------------------------------------------------
   WESTERN
    ASSET                                                                           SHORT
  STRATEGIC      CAPITAL     GROWTH AND     MID-CAP                               DURATION    SMALL-CAP    SOCIALLY
    BOND        STRUCTURE      INCOME       GROWTH      PARTNERS      REGENCY       BOND       GROWTH     RESPONSIVE
---------------------------------------------------------------------------------------------------------------------

$      3,476   $     2,361   $    4,856   $       --   $       --   $      273   $    8,412   $      --   $       24

         770           931        7,022          225        3,186          483        1,996         248          102
---------------------------------------------------------------------------------------------------------------------
       2,706         1,430       (2,166)        (225)      (3,186)        (210)       6,416        (248)         (78)
---------------------------------------------------------------------------------------------------------------------

       1,239         4,986      (34,647)       8,803       (1,023)      15,651           (5)        930        1,296

          --            --           --           --           --           --           --          --           --

          --            --           --           --           --           --           --          --           --
---------------------------------------------------------------------------------------------------------------------
       1,239         4,986      (34,647)       8,803       (1,023)      15,651           (5)        930        1,296
---------------------------------------------------------------------------------------------------------------------

         (90)       (6,236)     (11,513)      (7,836)     (41,731)     (17,000)      (7,758)     (5,456)      (2,903)
---------------------------------------------------------------------------------------------------------------------
$      3,855   $       180   $  (48,326)  $      742   $  (45,940)  $   (1,559)  $   (1,347)  $  (4,774)  $   (1,685)
=====================================================================================================================

=====================================================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST          LORD ABBETT
 (CONTINUED)          SERIES FUND                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------   ------------------------   ---------------------------------------------------------------------------
   WESTERN
    ASSET                                                                           SHORT
  STRATEGIC      CAPITAL     GROWTH AND     MID-CAP                               DURATION    SMALL-CAP    SOCIALLY
    BOND        STRUCTURE      INCOME       GROWTH      PARTNERS      REGENCY       BOND       GROWTH     RESPONSIVE
---------------------------------------------------------------------------------------------------------------------

$      2,706   $     1,430   $   (2,166)  $     (225)  $   (3,186)  $     (210)  $    6,416   $    (248)  $      (78)
       1,239         4,986      (34,647)       8,803       (1,023)      15,651           (5)        930        1,296

         (90)       (6,236)     (11,513)      (7,836)     (41,731)     (17,000)      (7,758)     (5,456)      (2,903)
---------------------------------------------------------------------------------------------------------------------
       3,855           180      (48,326)         742      (45,940)      (1,559)      (1,347)     (4,774)      (1,685)
---------------------------------------------------------------------------------------------------------------------

       3,590         9,064        57,281       6,279       12,697           --       15,196         615          425
      (2,203)      (17,402)     (63,126)          --      (53,299)        (848)     (14,125)     (2,909)      (3,363)
      10,128       (16,325)     (83,346)     (22,013)      50,853      (31,805)      31,655     (36,556)        (530)
---------------------------------------------------------------------------------------------------------------------

      11,515       (24,663)     (89,191)     (15,734)      10,251      (32,653)      32,726     (38,850)      (3,468)
---------------------------------------------------------------------------------------------------------------------
      15,370       (24,483)    (137,517)     (14,992)     (35,689)     (34,212)      31,379     (43,624)      (5,153)
---------------------------------------------------------------------------------------------------------------------
      93,891       107,289      761,785       31,569      296,317       73,725      177,602      72,133       11,517
---------------------------------------------------------------------------------------------------------------------
$    109,261   $    82,806   $  624,268   $   16,577   $  260,628   $   39,513   $  208,981   $  28,509   $    6,364
=====================================================================================================================

                                                                              15

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                                                              PIMCO VARIABLE
                                                                    NORTHERN LIGHTS VARIABLE TRUST            INSURANCE TRUST
-------------------------------------------------------------------------------------------------------   -------------------------
                                                                                               JNF                     COMMODITY-
                                                                   JNF           JNF          MONEY          ALL       REALRETURN
                                                                BALANCED        EQUITY        MARKET        ASSET       STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ...............................................   $     86,510   $    492,225   $       390   $   12,113   $    3,522
Expenses:
   Mortality and expense risk fees ........................         68,110        511,607        57,244        1,630          291
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................         18,400        (19,382)      (56,854)      10,483        3,231
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sales of investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................          2,094        525,513            --        2,027        (3,635)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................             --             --            --           --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................             --             --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ...................................          2,094        525,513            --        2,027        (3,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................        327,565       (155,776)           --      (13,785)       (2,151)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ..   $    348,059   $    350,355   $   (56,854)  $   (1,275)  $    (2,555)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                                                                              PIMCO VARIABLE
                                                                    NORTHERN LIGHTS VARIABLE TRUST            INSURANCE TRUST
-------------------------------------------------------------------------------------------------------   -------------------------
                                                                                               JNF                     COMMODITY-
                                                                   JNF           JNF          MONEY          ALL       REALRETURN
                                                                BALANCED        EQUITY        MARKET        ASSET       STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $     18,400   $    (19,382)  $   (56,854)  $   10,483   $    3,231
   Net realized gain (loss) on investments in portfolio
     shares ...............................................          2,094        525,513            --        2,027        (3,635)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................        327,565       (155,776)           --      (13,785)       (2,151)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................        348,059        350,355       (56,854)      (1,275)       (2,555)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....        162,039        815,439       235,845        3,005        1,803
   Contract redemptions ...................................       (718,457)    (5,589,835)   (1,085,075)      (1,194)          --
   Net transfers (including mortality transfers) ..........       (275,118)    (2,454,335)      707,380       30,977       (49,665)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...............................       (831,536)    (7,228,731)     (141,850)      32,788       (47,862)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................       (483,477)    (6,878,376)     (198,704)      31,513       (50,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      7,175,696     66,296,272     5,746,888      132,625       67,085
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................   $  6,692,219   $ 59,417,896   $ 5,548,184   $  164,138   $   16,668
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------
               FOREIGN
 EMERGING        BOND       GLOBAL                 LONG TERM
  MARKETS     US DOLLAR-     BOND       HIGH          US           LOW          REAL        SHORT-        TOTAL
   BOND         HEDGED     UNHEDGED     YIELD     GOVERNMENT    DURATION       RETURN        TERM        RETURN
------------------------------------------------------------------------------------------------------------------

$     4,418   $      141   $  1,750   $   4,054   $    4,192   $    1,357   $    17,956   $      786   $   21,372

        827           66        720         581        1,572          808         8,941          855        8,144
------------------------------------------------------------------------------------------------------------------
      3,591           75      1,030       3,473        2,620          549         9,015          (69)      13,228
------------------------------------------------------------------------------------------------------------------

     (2,714)        (272)     2,971      (2,281)      (4,291)       1,929        51,614        1,433       11,344

         --           --        927          --        4,859           --        25,663           73        5,206

         --           61         51          --          189           --         4,078           21        5,632
------------------------------------------------------------------------------------------------------------------
     (2,714)        (211)     3,949      (2,281)         757        1,929        81,355        1,527       22,182
------------------------------------------------------------------------------------------------------------------

        880          359     (1,839)     (2,015)      30,382       (2,790)       (3,535)      (1,914)     (12,512)
------------------------------------------------------------------------------------------------------------------
$     1,757   $      223   $  3,140   $    (823)  $   33,759   $     (312)  $    86,835   $     (456)  $   22,898
==================================================================================================================

==================================================================================================================

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------
               FOREIGN
 EMERGING        BOND       GLOBAL                 LONG TERM
  MARKETS     US DOLLAR-     BOND       HIGH          US           LOW          REAL        SHORT-        TOTAL
   BOND         HEDGED     UNHEDGED     YIELD     GOVERNMENT    DURATION       RETURN        TERM        RETURN
------------------------------------------------------------------------------------------------------------------

$     3,591   $       75   $  1,030   $   3,473   $    2,620   $      549   $     9,015   $      (69)  $   13,228
     (2,714)        (211)     3,949      (2,281)         757        1,929        81,355        1,527       22,182

        880          359     (1,839)     (2,015)      30,382       (2,790)       (3,535)      (1,914)     (12,512)
------------------------------------------------------------------------------------------------------------------
      1,757          223      3,140        (823)      33,759         (312)       86,835         (456)      22,898
------------------------------------------------------------------------------------------------------------------

      3,654          805      2,678       7,078        1,578        2,814        41,753        2,119       25,076
     (3,801)          --     (7,855)        (95)      (3,998)     (17,908)     (136,779)     (31,346)    (146,249)
     15,947         (846)    (1,735)    (28,279)      72,878      (41,465)      347,860          (88)     (72,777)
------------------------------------------------------------------------------------------------------------------

     15,800          (41)    (6,912)    (21,296)      70,458      (56,559)      252,834      (29,315)    (193,950)
------------------------------------------------------------------------------------------------------------------
     17,557          182     (3,772)    (22,119)     104,217      (56,871)      339,669      (29,771)    (171,052)
------------------------------------------------------------------------------------------------------------------
     66,315        6,278     48,170      54,503      138,688      130,349       741,329       90,553      926,042
------------------------------------------------------------------------------------------------------------------
$    83,872   $    6,460   $ 44,398   $  32,384   $  242,905   $   73,478   $ 1,080,998   $   60,782   $  754,990
==================================================================================================================

                                                                              17

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================

                                                                                 PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
                                                                       CULLEN    EMERGING      EQUITY                  HIGH
                                                                       VALUE      MARKETS      INCOME       FUND       YIELD
-------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........  $       3   $      --   $   5,987   $   1,644   $  11,812
Expenses:
   Mortality and expense risk fees ................................          4       2,972       2,925       1,481       2,328
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................         (1)     (2,972)      3,062         163       9,484
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................         --      47,857      (1,274)     13,412       9,656
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................         --          --          --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................         --          --          --       8,069          --
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ...................................................         --      47,857      (1,274)     21,481       9,656
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (23)   (134,336)     11,794     (26,305)    (32,229)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ..........  $     (24)  $ (89,451)  $  13,582   $  (4,661)  $ (13,089)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================

                                                                                 PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
                                                                       CULLEN    EMERGING      EQUITY                  HIGH
                                                                       VALUE      MARKETS      INCOME       FUND       YIELD
-------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................  $      (1)  $  (2,972)  $   3,062   $     163   $   9,484
   Net realized gain (loss) on investments in portfolio shares ....         --      47,857      (1,274)     21,481       9,656
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (23)   (134,336)     11,794     (26,305)    (32,229)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        (24)    (89,451)     13,582      (4,661)    (13,089)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         --       4,665       7,297      14,365       3,071
   Contract redemptions ...........................................         --     (68,028)     (7,815)    (51,363)    (24,965)
   Net transfers (including mortality transfers) ..................        138      37,853       5,357     (31,603)    152,175
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................        138     (25,510)      4,839     (68,601)    130,281
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................        114    (114,961)     18,421     (73,262)    117,192
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        346     335,161     283,303     192,047      92,909
-------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $     460   $ 220,200   $ 301,724   $ 118,785   $ 210,101
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================

  PIONEER VARIABLE
   CONTRACTS TRUST              ROYCE
     (CONTINUED)             CAPITAL FUND                            RYDEX VARIABLE TRUST
---------------------   ---------------------   ---------------------------------------------------------------
MID CAP     STRATEGIC                                         BASIC                     COMMODITIES   CONSUMER
 VALUE       INCOME     MICRO-CAP   SMALL-CAP    BANKING    MATERIALS   BIOTECHNOLOGY     STRATEGY    PRODUCTS
---------------------------------------------------------------------------------------------------------------

$     216   $     574   $  11,862   $   1,743   $       9   $      --   $          --   $     4,442   $  1,654

      339         117       5,169       4,932          27       2,652           1,426           383        963
---------------------------------------------------------------------------------------------------------------
     (123)        457       6,693      (3,189)        (18)     (2,652)         (1,426)        4,059        691
---------------------------------------------------------------------------------------------------------------

      (70)         68       3,907      18,722        (469)     28,832         (16,978)       (7,395)    11,558

       --          --          --          --          --          --              --            --         --

       --          53          --          --          --      38,589              --            --         --
---------------------------------------------------------------------------------------------------------------
      (70)        121       3,907      18,722        (469)     67,421         (16,978)       (7,395)    11,558
---------------------------------------------------------------------------------------------------------------

   (2,136)       (535)    (77,972)    (36,706)       (115)   (115,252)         (7,345)       (1,169)    (2,586)
---------------------------------------------------------------------------------------------------------------
$  (2,329)  $      43   $ (67,372)  $ (21,173)  $    (602)  $ (50,483)  $     (25,749)  $    (4,505)  $  9,663
===============================================================================================================

===============================================================================================================

  PIONEER VARIABLE
   CONTRACTS TRUST              ROYCE
     (CONTINUED)             CAPITAL FUND                            RYDEX VARIABLE TRUST
---------------------   ---------------------   ---------------------------------------------------------------
MID CAP     STRATEGIC                                         BASIC                     COMMODITIES   CONSUMER
 VALUE       INCOME     MICRO-CAP   SMALL-CAP    BANKING    MATERIALS   BIOTECHNOLOGY     STRATEGY    PRODUCTS
---------------------------------------------------------------------------------------------------------------

$    (123)  $     457   $   6,693   $  (3,189)  $     (18)  $  (2,652)  $      (1,426)  $     4,059   $    691
      (70)        121       3,907      18,722        (469)     67,421         (16,978)       (7,395)    11,558

   (2,136)       (535)    (77,972)    (36,706)       (115)   (115,252)         (7,345)       (1,169)    (2,586)
---------------------------------------------------------------------------------------------------------------
   (2,329)         43     (67,372)    (21,173)       (602)    (50,483)        (25,749)       (4,505)     9,663
---------------------------------------------------------------------------------------------------------------

    2,218       1,583      27,966      40,681         468      21,105           2,117            --     14,360
       --      (5,687)    (43,346)    (15,820)     (1,434)     (1,529)       (121,185)           --        (45)
       --      11,894     (21,906)     (9,993)         84     (29,423)        216,990       (36,989)    22,829
---------------------------------------------------------------------------------------------------------------

    2,218       7,790     (37,286)     14,868        (882)     (9,847)         97,922       (36,989)    37,144
---------------------------------------------------------------------------------------------------------------
     (111)      7,833    (104,658)     (6,305)     (1,484)    (60,330)         72,173       (41,494)    46,807
---------------------------------------------------------------------------------------------------------------
   33,619       6,447     549,288     499,514       3,468     289,385          37,370        46,125     71,714
---------------------------------------------------------------------------------------------------------------
$  33,508   $  14,280   $ 444,630   $ 493,209   $   1,984   $ 229,055   $     109,543   $     4,631   $118,521
===============================================================================================================

                                                                              19

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==============================================================================================================================

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                           DOW 2X                                     ENERGY     EUROPE 1.25X
                                                          STRATEGY     ELECTRONICS      ENERGY       SERVICES      STRATEGY
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $         --   $        --   $        --   $        --   $         --
Expenses:
   Mortality and expense risk fees ...................         1,400           314         6,652        12,841            435
------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ................         (1,400)         (314)       (6,652)      (12,841)          (435)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................       (11,497)        1,496        72,877       128,887          3,255
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............            --            --            --            --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............            --         8,515         3,692       133,473             --
------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................       (11,497)       10,011        76,569       262,360          3,255
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................        (3,968)      (13,139)     (155,436)     (490,792)        (9,236)
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations .................................  $    (16,865)  $    (3,442)  $   (85,519)  $  (241,273)  $     (6,416)
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==============================================================================================================================

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                           DOW 2X                                     ENERGY     EUROPE 1.25X
                                                          STRATEGY     ELECTRONICS      ENERGY       SERVICES      STRATEGY
------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $     (1,400)  $      (314)  $    (6,652)  $   (12,841)  $       (435)
   Net realized gain (loss) on investments in
     portfolio shares ................................       (11,497)       10,011        76,569       262,360          3,255
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................        (3,968)      (13,139)     (155,436)     (490,792)        (9,236)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...............................       (16,865)       (3,442)      (85,519)     (241,273)        (6,416)
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................         3,063            --        36,073        74,156             --
   Contract redemptions ..............................       (58,274)         (208)      (70,520)      (63,814)          (103)
   Net transfers (including mortality transfers) .....        99,300         5,618        29,925       351,999        (14,457)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................        44,089         5,410        (4,522)      362,341        (14,560)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........        27,224         1,968       (90,041)      121,068        (20,976)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        72,086        10,525       646,561       896,284         54,549
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................  $     99,310   $    12,493   $   556,520   $ 1,017,352   $     33,573
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
           GOVERNMENT                                        INVERSE                                 INVERSE
              LONG                             INVERSE     GOVERNMENT    INVERSE       INVERSE       RUSSELL
FINANCIAL   BOND 1.2X    HEALTH                DOW 2X       LONG BOND    MID-CAP    NASDAQ-100(R)    2000(R)
 SERVICES   STRATEGY      CARE     INTERNET    STRATEGY     STRATEGY     STRATEGY      STRATEGY      STRATEGY
--------------------------------------------------------------------------------------------------------------

$       4  $    1,537   $     --   $     --   $       --   $       --   $      --   $          --   $      --

       85       1,236        508        309          348          198          29             162          95
--------------------------------------------------------------------------------------------------------------
      (81)        301       (508)      (309)        (348)        (198)        (29)           (162)        (95)
--------------------------------------------------------------------------------------------------------------

      360     (29,575)     3,869      4,614      (14,833)      (6,091)     (1,225)         (6,735)     (2,530)

       --          --         --         --           --           --          --              --          --

       --          --         --         --           --           --          --              --          --
--------------------------------------------------------------------------------------------------------------
      360     (29,575)     3,869      4,614      (14,833)      (6,091)     (1,225)         (6,735)     (2,530)
--------------------------------------------------------------------------------------------------------------

   (1,168)      2,733     (7,249)    (2,343)         387          483         439               3          65
--------------------------------------------------------------------------------------------------------------
$    (889) $  (26,541)  $ (3,888)  $  1,962   $  (14,794)  $   (5,806)  $    (815)  $      (6,894)  $  (2,560)
==============================================================================================================

==============================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
           GOVERNMENT                                        INVERSE                                 INVERSE
              LONG                             INVERSE     GOVERNMENT    INVERSE       INVERSE       RUSSELL
FINANCIAL   BOND 1.2X    HEALTH                DOW 2X       LONG BOND    MID-CAP    NASDAQ-100(R)    2000(R)
 SERVICES   STRATEGY      CARE     INTERNET    STRATEGY     STRATEGY     STRATEGY      STRATEGY      STRATEGY
--------------------------------------------------------------------------------------------------------------

$     (81) $      301   $   (508)  $   (309)  $     (348)  $     (198)  $     (29)  $        (162)  $     (95)
      360     (29,575)     3,869      4,614      (14,833)      (6,091)     (1,225)         (6,735)     (2,530)

   (1,168)      2,733     (7,249)    (2,343)         387          483         439               3          65
--------------------------------------------------------------------------------------------------------------
     (889)    (26,541)    (3,888)     1,962      (14,794)      (5,806)       (815)         (6,894)     (2,560)
--------------------------------------------------------------------------------------------------------------

      979       2,195      1,470        173          360            1          (1)             (1)         --
     (377)     (6,030)    (3,720)    (1,847)         (20)      (7,318)         --              --      (4,632)
   (1,014)    226,707     16,775    (11,554)    (111,296)     (13,500)        625           7,393       7,353
--------------------------------------------------------------------------------------------------------------

     (412)    222,872     14,525    (13,228)    (110,956)     (20,817)        624           7,392       2,721
--------------------------------------------------------------------------------------------------------------
   (1,301)    196,331     10,637    (11,266)    (125,750)     (26,623)       (191)            498         161
--------------------------------------------------------------------------------------------------------------
    5,786      35,619     34,204     22,873      145,435       36,175       2,304           2,281       6,382
--------------------------------------------------------------------------------------------------------------
$   4,485  $  231,950   $ 44,841   $ 11,607   $   19,685   $    9,552   $   2,113   $       2,779   $   6,543
==============================================================================================================

                                                                              21

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                           INVERSE                                   MID CAP
                                                           S&P 500       JAPAN 2X                      1.5X
                                                          STRATEGY       STRATEGY      LEISURE       STRATEGY    NASDAQ-100(R)
-------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $         --   $        --   $        --   $        --   $          --
Expenses:
   Mortality and expense risk fees ...................         1,009           272           138           498           1,562
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .................        (1,009)         (272)         (138)         (498)         (1,562)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................       (19,546)       (4,712)            9        (3,253)         21,344
   Net realized short-term capital gain distributions
     from investments in portfolio  shares ...........            --            --            --            --              --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............            --            --            --            --              --
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................       (19,546)       (4,712)            9        (3,253)         21,344
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................         6,100        (3,271)         (337)       (6,906)        (19,776)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations .................................  $    (14,455)  $    (8,255)  $      (466)  $   (10,657)  $           6
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                           INVERSE                                   MID CAP
                                                           S&P 500       JAPAN 2X                      1.5X
                                                          STRATEGY       STRATEGY      LEISURE       STRATEGY    NASDAQ-100(R)
-------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $     (1,009)  $      (272)  $      (138)  $      (498)  $      (1,562)
   Net realized gain (loss) on investments in
     portfolio shares ................................       (19,546)       (4,712)            9        (3,253)         21,344
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................         6,100        (3,271)         (337)       (6,906)        (19,776)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................       (14,455)       (8,255)         (466)      (10,657)              6
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................           785            --            (1)          930           9,032
   Contract redemptions ..............................       (59,295)          (21)           --        (1,415)         (5,864)
   Net transfers (including mortality transfers) .....        73,333         2,297         4,120       (72,397)        (54,927)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ................        14,823         2,276         4,119       (72,882)        (51,759)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........           368        (5,979)        3,653       (83,539)        (51,753)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        54,333        20,110        12,469       105,280         176,222
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................  $     54,701   $    14,131   $    16,122   $    21,741   $     124,469
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                       RUSSELL       RUSSELL      S&P 500      S&P 500
NASDAQ-100(R)                  PRECIOUS        REAL                 2000(R) 1.5X   2000(R) 2X       2X          PURE
 2X STRATEGY       NOVA         METALS        ESTATE    RETAILING     STRATEGY      STRATEGY     STRATEGY      GROWTH
------------------------------------------------------------------------------------------------------------------------

$          --   $        3   $        611   $   2,245   $      --   $         --   $       --   $       --   $       --

        2,731          142          8,149         809         167            761        4,982          363        1,886
------------------------------------------------------------------------------------------------------------------------
       (2,731)        (139)        (7,538)      1,436        (167)          (761)      (4,982)        (363)      (1,886)
------------------------------------------------------------------------------------------------------------------------

       46,606         (907)        20,172       6,434      (1,512)        12,330       86,136           87       29,015

        7,287           --             --          --          --             --       26,000           --           --

       21,668           --             --          --          --             --       17,678           --           --
------------------------------------------------------------------------------------------------------------------------
       75,561         (907)        20,172       6,434      (1,512)        12,330      129,814           87       29,015
------------------------------------------------------------------------------------------------------------------------

      (74,275)       1,820       (248,033)    (11,862)        922        (13,950)    (211,988)      (2,841)     (29,852)
------------------------------------------------------------------------------------------------------------------------
$      (1,445)  $      774   $   (235,399)  $  (3,992)  $    (757)  $     (2,381)  $  (87,156)  $   (3,117)  $   (2,723)
========================================================================================================================

========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                       RUSSELL       RUSSELL      S&P 500      S&P 500
NASDAQ-100(R)                  PRECIOUS        REAL                 2000(R) 1.5X   2000(R) 2X       2X          PURE
 2X STRATEGY       NOVA         METALS        ESTATE    RETAILING     STRATEGY      STRATEGY     STRATEGY      GROWTH
------------------------------------------------------------------------------------------------------------------------

$      (2,731)  $     (139)  $     (7,538)  $   1,436   $    (167)  $       (761)  $   (4,982)  $     (363)  $   (1,886)
       75,561         (907)        20,172       6,434      (1,512)        12,330      129,814           87       29,015

      (74,275)       1,820       (248,033)    (11,862)        922        (13,950)    (211,988)      (2,841)     (29,852)
------------------------------------------------------------------------------------------------------------------------
       (1,445)         774       (235,399)     (3,992)       (757)        (2,381)     (87,156)      (3,117)      (2,723)
------------------------------------------------------------------------------------------------------------------------

       23,020           (2)        13,974       1,993          --              1        2,067        4,042        1,750
      (13,548)     (19,685)      (129,270)     (2,596)         --             --      (71,936)         (39)     (26,510)
     (135,361)         418        528,890     (37,145)      7,332         70,825     (207,757)      15,342      (92,234)
------------------------------------------------------------------------------------------------------------------------

     (125,889)     (19,269)       413,594     (37,748)      7,332         70,826     (277,626)      19,345     (116,994)
------------------------------------------------------------------------------------------------------------------------
     (127,334)     (18,495)       178,195     (41,740)      6,575         68,445     (364,782)      16,228     (119,717)
------------------------------------------------------------------------------------------------------------------------
      358,907       24,282        508,338     112,672      15,079         75,663      728,416        6,750      221,472
------------------------------------------------------------------------------------------------------------------------
$     231,573   $    5,787   $    686,533   $  70,932   $  21,654   $    144,108   $  363,634   $   22,978   $  101,755
========================================================================================================================

                                                                              23

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================================

                                                                          RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                           S&P           S&P           S&P           S&P
                                                           S&P 500        MIDCAP        MIDCAP       SMALLCAP      SMALLCAP
                                                            PURE         400 PURE      400 PURE      600 PURE      600 PURE
                                                            VALUE         GROWTH        VALUE         GROWTH        VALUE
-----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $         14   $        --   $        --   $        --   $        --
Expenses:
   Mortality and expense risk fees ...................         1,122         1,812           613           594         1,261
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .................        (1,108)       (1,812)         (613)         (594)       (1,261)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................        23,549        20,331         6,988        (3,702)       16,408
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............            --            --            --            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............            --         7,825            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................        23,549        28,156         6,988        (3,702)       16,408
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................       (18,226)      (38,127)      (11,185)       (5,148)      (28,948)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations .................................  $      4,215   $   (11,783)  $    (4,810)  $    (9,444)  $   (13,801)
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================================

                                                                          RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                           S&P           S&P           S&P           S&P
                                                           S&P 500        MIDCAP        MIDCAP       SMALLCAP      SMALLCAP
                                                            PURE         400 PURE      400 PURE      600 PURE      600 PURE
                                                            VALUE         GROWTH        VALUE         GROWTH        VALUE
-----------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $     (1,108)  $    (1,812)  $      (613)  $      (594)  $    (1,261)
   Net realized gain (loss) on investments in
     portfolio shares ................................        23,549        28,156         6,988        (3,702)       16,408
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................       (18,226)      (38,127)      (11,185)       (5,148)      (28,948)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................         4,215       (11,783)       (4,810)       (9,444)      (13,801)
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................         1,295         1,337         1,261         1,338         1,651
   Contract redemptions ..............................            --        (2,823)          (40)      (56,149)         (504)
   Net transfers (including mortality transfers) .....      (170,949)      (98,414)      (41,396)       66,365      (281,352)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................      (169,654)      (99,900)      (40,175)       11,554      (280,205)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........      (165,439)     (111,683)      (44,985)        2,110      (294,006)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................       214,015       233,835        90,393        24,708       389,643
-----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................  $     48,576   $   122,152   $    45,408   $    26,818   $    95,637
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
    SGI           SGI         SGI           SGI          SGI         SGI
 ALL-ASSET     ALL-ASSET    ALL-ASSET       CLS        MULTI-     U.S. LONG   STRENGTHENING
AGGRESSIVE   CONSERVATIVE    MODERATE   ADVISORONE      HEDGE       SHORT       DOLLAR 2X                       TELE-
 STRATEGY      STRATEGY      STRATEGY     AMERIGO    STRATEGIES    MOMENTUM      STRATEGY     TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------

$       15   $          2   $     143   $       --   $       --   $      --   $          --   $       --   $           --

        14             12         499           43           51         278             176          284               42
--------------------------------------------------------------------------------------------------------------------------
         1            (10)       (356)         (43)         (51)       (278)           (176)        (284)             (42)
--------------------------------------------------------------------------------------------------------------------------

        (2)           133       6,308        2,078           56       2,528          (3,494)       3,976             (366)

        --             --          --           --           --          --              --           --               --

        --             --          --           --           --          --              --          236               --
--------------------------------------------------------------------------------------------------------------------------
        (2)           133       6,308        2,078           56       2,528          (3,494)       4,212             (366)
--------------------------------------------------------------------------------------------------------------------------

       (77)          (191)     (8,314)      (2,243)         116        (126)          2,077       (6,135)            (933)
--------------------------------------------------------------------------------------------------------------------------
$      (78)  $        (68)  $  (2,362)  $     (208)  $      121   $   2,124   $      (1,593)  $   (2,207)  $       (1,341)
==========================================================================================================================

==========================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
    SGI           SGI         SGI           SGI          SGI         SGI
 ALL-ASSET     ALL-ASSET    ALL-ASSET       CLS        MULTI-     U.S. LONG   STRENGTHENING
AGGRESSIVE   CONSERVATIVE    MODERATE   ADVISORONE      HEDGE       SHORT       DOLLAR 2X                       TELE-
 STRATEGY      STRATEGY      STRATEGY     AMERIGO    STRATEGIES    MOMENTUM      STRATEGY     TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------

$        1   $        (10)  $    (356)  $      (43)  $      (51)  $    (278)  $        (176)  $     (284)  $          (42)
        (2)           133       6,308        2,078           56       2,528          (3,494)       4,212             (366)

       (77)          (191)     (8,314)      (2,243)         116        (126)          2,077       (6,135)            (933)
--------------------------------------------------------------------------------------------------------------------------
       (78)           (68)     (2,362)        (208)         121       2,124          (1,593)      (2,207)          (1,341)
--------------------------------------------------------------------------------------------------------------------------

         2              1       3,862        1,724        1,819       4,022             171        1,300               (2)
        --             --         (15)          --         (868)         --            (636)        (248)              --
        --         (1,170)    (34,234)      (8,233)       2,001     (60,199)        (33,888)     (51,329)          (5,555)
--------------------------------------------------------------------------------------------------------------------------

         2         (1,169)    (30,387)      (6,509)       2,952     (56,177)        (34,353)     (50,277)          (5,557)
--------------------------------------------------------------------------------------------------------------------------
       (76)        (1,237)    (32,749)      (6,717)       3,073     (54,053)        (35,946)     (52,484)          (6,898)
--------------------------------------------------------------------------------------------------------------------------
     1,458          1,717      67,192        7,412        4,937      65,284          37,993       57,588            6,898
--------------------------------------------------------------------------------------------------------------------------
$    1,382   $        480   $  34,443   $      695   $    8,010   $  11,231   $       2,047   $    5,104   $           --
==========================================================================================================================

                                                                              25

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                       SELIGMAN
                                                                       RYDEX VARIABLE TRUST (CONTINUED)             PORTFOLIOS (a)*
----------------------------------------------------------------------------------------------------------------   -----------------
                                                                                 U.S.
                                                                              GOVERNMENT               WEAKENING    COMMUNICATIONS
                                                                                 MONEY                 DOLLAR 2X          AND
                                                             TRANSPORTATION     MARKET     UTILITIES    STRATEGY   INFORMATION (f)*
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $           --   $        8   $   4,536   $      --   $             --
Expenses:
   Mortality and expense risk fees .......................              140        1,986       1,944         342                228
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................             (140)      (1,978)      2,592        (342)              (228)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...................................            1,293           --      12,426      (7,753)            59,582
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................               --           --          --          --                 --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................               --           --          --          --                 --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ..........................................            1,293           --      12,426      (7,753)            59,582
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................           (1,348)          --       9,714       1,983            (53,686)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .........................................   $         (195)   $  (1,978)  $  24,732   $  (6,112)  $          5,668
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                       SELIGMAN
                                                                       RYDEX VARIABLE TRUST (CONTINUED)             PORTFOLIOS (a)*
----------------------------------------------------------------------------------------------------------------   -----------------
                                                                                 U.S.
                                                                              GOVERNMENT               WEAKENING    COMMUNICATIONS
                                                                                 MONEY                 DOLLAR 2X          AND
                                                             TRANSPORTATION     MARKET     UTILITIES    STRATEGY   INFORMATION (f)*
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................   $         (140)  $   (1,978)  $   2,592   $    (342)  $           (228)
   Net realized gain (loss) on investments in portfolio
      shares .............................................            1,293           --      12,426      (7,753)            59,582
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................           (1,348)          --       9,714       1,983            (53,686)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................             (195)      (1,978)     24,732      (6,112)             5,668
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...                1        2,278       6,153       1,694                414
   Contract redemptions ..................................               --      (30,419)     (2,491)    (60,038)                --
   Net transfers (including mortality transfers) .........          (13,701)     449,208      44,002      29,556           (143,723)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ............................          (13,700)     421,067      47,664     (28,788)          (143,309)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............          (13,895)     419,089      72,396     (34,900)          (137,641)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................           24,289       37,843     170,497      37,429            137,641
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..........................   $       10,394   $  456,932   $ 242,893   $   2,529   $             --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

    THIRD
    AVENUE
   VARIABLE                                                                               WELLS FARGO
 SERIES TRUST                          VAN ECK VIP TRUST                              ADVANTAGE VT FUNDS
--------------   ------------------------------------------------------------   ------------------------------
                                                    GLOBAL          MULTI-
                   EMERGING         GLOBAL           HARD          MANAGER                                            COMBINED
     VALUE          MARKETS          BOND           ASSETS       ALTERNATIVES     DISCOVERY      OPPORTUNITY           TOTAL
--------------------------------------------------------------------------------------------------------------  -----------------

$       13,274   $      5,961   $       3,574   $       9,804   $         214   $          --   $       1,594   $      1,158,449

         8,006          5,295             758           7,196             272           6,748          11,172          1,176,672
--------------------------------------------------------------------------------------------------------------  -----------------
         5,268            666           2,816           2,608             (58)         (6,748)         (9,578)           (18,223)
--------------------------------------------------------------------------------------------------------------  -----------------

      (141,910)        35,505           2,603         134,359             593         145,545         (34,728)         1,826,988

            --             --             911              --              --              --              --             72,831

            --             --              --          10,498             134              --              --            377,245
--------------------------------------------------------------------------------------------------------------  -----------------
      (141,910)        35,505           3,514         144,857             727         145,545         (34,728)         2,277,064
--------------------------------------------------------------------------------------------------------------  -----------------

       (39,576)      (190,077)           (951)       (262,185)         (1,082)       (113,677)        (29,269)        (5,515,859)
--------------------------------------------------------------------------------------------------------------  -----------------
$     (176,218)   $  (153,906)  $       5,379   $    (114,720)  $        (413)  $      25,120   $     (73,575)  $     (3,257,018)
==============================================================================================================  =================

=================================================================================================================================

    THIRD
    AVENUE
   VARIABLE                                                                               WELLS FARGO
 SERIES TRUST                          VAN ECK VIP TRUST                              ADVANTAGE VT FUNDS
--------------   ------------------------------------------------------------   ------------------------------
                                                    GLOBAL          MULTI-
                   EMERGING         GLOBAL           HARD          MANAGER                                            COMBINED
     VALUE          MARKETS          BOND           ASSETS       ALTERNATIVES     DISCOVERY      OPPORTUNITY           TOTAL
--------------------------------------------------------------------------------------------------------------  -----------------

$        5,268   $        666   $       2,816   $       2,608   $         (58)  $      (6,748)  $      (9,578)  $        (18,223)
      (141,910)        35,505           3,514         144,857             727         145,545         (34,728)         2,277,064

       (39,576)      (190,077)           (951)       (262,185)         (1,082)       (113,677)        (29,269)        (5,515,859)
--------------------------------------------------------------------------------------------------------------  -----------------
      (176,218)      (153,906)          5,379        (114,720)           (413)         25,120         (73,575)        (3,257,018)
--------------------------------------------------------------------------------------------------------------  -----------------

        32,805         24,848           3,069          20,281             456          18,675          58,957          3,466,639
       (33,890)       (12,187)         (8,691)        (48,874)            (24)        (40,020)        (85,435)       (12,285,727)
      (120,657)      (136,330)         40,335        (141,401)         34,816        (357,947)         (7,988)        (4,507,328)
--------------------------------------------------------------------------------------------------------------  -----------------

      (121,742)      (123,669)         34,713        (169,994)         35,248        (379,292)        (34,466)       (13,326,416)
--------------------------------------------------------------------------------------------------------------  -----------------
      (297,960)      (277,575)         40,092        (284,714)         34,835        (354,172)       (108,041)       (16,583,434)
--------------------------------------------------------------------------------------------------------------  -----------------
       923,899        703,179          45,522         862,248          23,855         864,496       1,121,294        136,398,081
--------------------------------------------------------------------------------------------------------------  -----------------
$      625,939   $    425,604   $      85,614   $     577,534   $      58,690   $     510,324   $   1,013,253   $    119,814,647
==============================================================================================================  =================

                                                                              27

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                            THE ALGER PORTFOLIOS                       SERIES
                                                             --------------------------------------------------   ------------------
                                                                CAPITAL     LARGE CAP     MID CAP     SMALL CAP      GROWTH AND
                                                             APPRECIATION    GROWTH       GROWTH       GROWTH          INCOME
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $      7,391  $    7,701    $      --   $       --   $              --
Expenses:
   Mortality and expense risk fees .......................         18,454      10,475        6,838       15,629                 259
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................        (11,063)     (2,774)      (6,838)     (15,629)               (259)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...................................         83,652      16,353      (50,721)      56,477              (5,924)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................             --          --           --           --                  --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................             --          --           --           --                  --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ..........................................         83,652      16,353      (50,721)      56,477              (5,924)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        147,381     111,016      175,401      302,877              11,252
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .........................................   $    219,970  $  124,595    $ 117,842   $  343,725   $           5,069
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                            THE ALGER PORTFOLIOS                       SERIES
                                                             --------------------------------------------------   ------------------
                                                                CAPITAL     LARGE CAP     MID CAP     SMALL CAP      GROWTH AND
                                                             APPRECIATION    GROWTH       GROWTH       GROWTH          INCOME
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................   $    (11,063) $   (2,774)   $  (6,838)  $  (15,629)  $            (259)
   Net realized gain (loss) on investments in portfolio
      shares .............................................         83,652      16,353      (50,721)      56,477              (5,924)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................        147,381     111,016      175,401      302,877              11,252
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................        219,970     124,595      117,842      343,725               5,069
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...         54,139      64,118       37,887       71,973               2,876
   Contract redemptions ..................................       (161,075)    (69,279)     (31,268)    (100,624)            (30,036)
   Net transfers (including mortality transfers) .........        (20,697)    (95,167)      (2,442)     (44,047)             28,221
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ............................       (127,633)   (100,328)       4,177      (72,698)              1,061
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............         92,337      24,267      122,019      271,027               6,130
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      1,897,990   1,110,630      651,235    1,482,555              16,816
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..........................   $  1,990,327  $1,134,897    $ 773,254   $1,753,582   $          22,946
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                                                                                      DIREXION
                                                                                                                      INSURANCE
                                      AMERICAN CENTURY VARIABLE PORTFOLIOS                                              TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                             LARGE
                INCOME &     INFLATION                      COMPANY                                                  DYNAMIC VP
 BALANCED        GROWTH     PROTECTION   INTERNATIONAL       VALUE          ULTRA         VALUE          VISTA        HY BOND
---------------------------------------------------------------------------------------------------------------------------------

$     1,549   $     1,353   $      684   $      18,601   $          33   $       187   $    15,224   $         --   $        427

        811           888          414           8,173              22           387         6,847            613            112
---------------------------------------------------------------------------------------------------------------------------------
        738           465          270          10,428              11          (200)        8,377           (613)           315
---------------------------------------------------------------------------------------------------------------------------------

       (181)       (3,265)         918         (54,024)              4           758       (31,968)        (4,622)         2,926

         --            --           --              --              --            --            --             --             --

         --            --           --              --              --            --            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
       (181)       (3,265)         918         (54,024)              4           758       (31,968)        (4,622)         2,926
---------------------------------------------------------------------------------------------------------------------------------

      7,743        14,183          528         143,975             193         7,228       105,125         17,174         (2,497)
---------------------------------------------------------------------------------------------------------------------------------
$     8,300   $    11,383   $    1,716   $     100,379   $         208   $     7,786   $    81,534   $     11,939   $        744
=================================================================================================================================

=================================================================================================================================

                                                                                                                      DIREXION
                                                                                                                      INSURANCE
                                      AMERICAN CENTURY VARIABLE PORTFOLIOS                                              TRUST
-----------------------------------------------------------------------------------------------------------------   -------------
                                                             LARGE
                INCOME &     INFLATION                      COMPANY                                                  DYNAMIC VP
 BALANCED        GROWTH     PROTECTION   INTERNATIONAL       VALUE          ULTRA         VALUE          VISTA        HY BOND
---------------------------------------------------------------------------------------------------------------------------------

$       738   $       465   $      270   $      10,428   $          11   $      (200)  $     8,377   $       (613)  $        315
       (181)       (3,265)         918         (54,024)              4           758       (31,968)        (4,622)         2,926

      7,743        14,183          528         143,975             193         7,228       105,125         17,174         (2,497)
---------------------------------------------------------------------------------------------------------------------------------
      8,300        11,383        1,716         100,379             208         7,786        81,534         11,939            744
---------------------------------------------------------------------------------------------------------------------------------

     12,259         4,799        6,704          29,234              --           676        45,305          1,674          4,501
       (453)       (6,133)        (238)        (24,783)             --       (47,343)      (24,010)        (1,762)           (66)
     (3,070)          165       (7,810)        (29,262)             --        78,632       (29,059)        (6,243)        19,296
---------------------------------------------------------------------------------------------------------------------------------

      8,736        (1,169)      (1,344)        (24,811)             --        31,965        (7,764)        (6,331)        23,731
---------------------------------------------------------------------------------------------------------------------------------
     17,036        10,214          372          75,568             208        39,751        73,770          5,608         24,475
---------------------------------------------------------------------------------------------------------------------------------
     72,021        85,916       34,382         835,556           2,114            --       671,917         61,579         33,960
---------------------------------------------------------------------------------------------------------------------------------
$    89,057   $    96,130   $   34,754   $     911,124   $       2,322   $    39,751   $   745,687   $     67,187   $     58,435
=================================================================================================================================

                                                                              29

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                       DREYFUS                                                        FEDERATED
                                                      INVESTMENT                              DREYFUS VARIABLE        INSURANCE
                                                      PORTFOLIOS                               INVESTMENT FUND          SERIES
                                                      ----------                              ----------------   -------------------
                                                        SMALL        DREYFUS
                                                         CAP         SOCIALLY     DREYFUS
                                                        STOCK      RESPONSIBLE     STOCK       INTERNATIONAL           MANAGED
                                                        INDEX         GROWTH       INDEX           VALUE         VOLATILITY II (n)*
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .......................................  $      187   $    16,118   $  128,124   $          2,869   $           16,989
Expenses:
   Mortality and expense risk fees .................         539        17,850       70,507              1,414                3,031
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............        (352)       (1,732)      57,617              1,455               13,958
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments  in portfolio shares .............      17,096        50,361     (217,219)           (28,105)                (336)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares .......................................          --            --           --                 --                   --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .........          --            --           --                 --                   --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ..........................      17,096        50,361     (217,219)           (28,105)                (336)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..............      (9,729)      179,186    1,057,294             31,785               18,255
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ................................  $    7,015   $   227,815   $  897,692   $          5,135   $           31,877
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                       DREYFUS                                                        FEDERATED
                                                      INVESTMENT                              DREYFUS VARIABLE        INSURANCE
                                                      PORTFOLIOS                               INVESTMENT FUND          SERIES
                                                      ----------                              ----------------   -------------------
                                                        SMALL        DREYFUS
                                                         CAP         SOCIALLY     DREYFUS
                                                        STOCK      RESPONSIBLE     STOCK       INTERNATIONAL           MANAGED
                                                        INDEX         GROWTH       INDEX           VALUE         VOLATILITY II (n)*
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................  $     (352)  $    (1,732)  $   57,617   $          1,455   $           13,958
   Net realized gain (loss) on investments in
      portfolio shares .............................      17,096        50,361     (217,219)           (28,105)                (336)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .......................................      (9,729)      179,186    1,057,294             31,785               18,255
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ................................       7,015       227,815      897,692              5,135               31,877
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ....................................         636        63,459      255,512              9,594                8,754
   Contract redemptions ............................     (62,795)     (207,856)    (861,419)           (12,596)              (6,376)
   Net transfers (including mortality transfers) ...      63,553       (38,342)      73,460            (27,924)              21,636
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .............       1,394      (182,739)    (532,447)           (30,926)              24,014
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........       8,409        45,076      365,245            (25,791)              55,891
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................      88,609     1,826,897    7,134,443            162,902              281,086
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ....................  $   97,018   $ 1,871,973   $7,499,688   $        137,111   $          336,977
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

              FEDERATED INSURANCE SERIES (CONTINUED)                           INVESCO VARIABLE INSURANCE FUNDS (b) *
------------------------------------------------------------------  ----------------------------------------------------------------
    HIGH                                                                                                    GLOBAL       GLOBAL
   INCOME    INTERNATIONAL                          MARKET            BASIC         CORE      FINANCIAL     HEALTH        REAL
  BOND II    EQUITY II (a)*   KAUFMANN II     OPPORTUNITY II (a)*     VALUE        EQUITY      SERVICES      CARE        ESTATE
------------------------------------------------------------------------------------------------------------------------------------

$   45,559   $          215   $          --   $               177   $       353   $    533   $        5   $       --   $     34,878

     5,125              132           2,927                    37         1,036        591           38          509          7,095
------------------------------------------------------------------------------------------------------------------------------------
    40,434               83          (2,927)                  140          (683)       (58)         (33)        (509)        27,783
------------------------------------------------------------------------------------------------------------------------------------

   (13,945)         (22,495)         (6,800)                 (100)      (36,646)    (1,668)         (62)      (1,831)      (241,361)

        --               --              --                    --            --         --           --           --             --

        --               --              --                    --            --         --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
   (13,945)         (22,495)         (6,800)                 (100)      (36,646)    (1,668)         (62)      (1,831)      (241,361)
------------------------------------------------------------------------------------------------------------------------------------

    38,548           17,647          56,671                   200        41,794      7,458           91        4,538        319,967
------------------------------------------------------------------------------------------------------------------------------------
$   65,037   $       (4,765)  $      46,944   $               240   $     4,465   $  5,732   $       (4)  $    2,198   $    106,389
====================================================================================================================================

====================================================================================================================================

              FEDERATED INSURANCE SERIES (CONTINUED)                           INVESCO VARIABLE INSURANCE FUNDS (b) *
-----------------------------------------------------------------   ----------------------------------------------------------------
    HIGH                                                                                                    GLOBAL       GLOBAL
   INCOME    INTERNATIONAL                          MARKET            BASIC         CORE      FINANCIAL     HEALTH        REAL
  BOND II    EQUITY II (a)*   KAUFMANN II     OPPORTUNITY II (a)*     VALUE        EQUITY      SERVICES      CARE        ESTATE
------------------------------------------------------------------------------------------------------------------------------------

$   40,434   $           83   $      (2,927)  $               140   $      (683)  $    (58)  $      (33)  $     (509)  $     27,783
   (13,945)         (22,495)         (6,800)                 (100)      (36,646)    (1,668)         (62)      (1,831)      (241,361)

    38,548           17,647          56,671                   200        41,794      7,458           91        4,538        319,967
------------------------------------------------------------------------------------------------------------------------------------
    65,037           (4,765)         46,944                   240         4,465      5,732           (4)       2,198        106,389
------------------------------------------------------------------------------------------------------------------------------------

    15,698              100          12,741                    10         6,016      5,191          289        7,355         97,045
   (68,775)          (2,205)        (11,097)                   --       (14,077)    (3,402)          --       (5,482)       (27,405)
    13,036          (72,418)          5,868               (25,773)      (15,502)   (14,776)       4,099        3,077       (107,285)
------------------------------------------------------------------------------------------------------------------------------------

   (40,041)         (74,523)          7,512               (25,763)      (23,563)   (12,987)       4,388        4,950        (37,645)
------------------------------------------------------------------------------------------------------------------------------------
    24,996          (79,288)         54,456               (25,523)      (19,098)    (7,255)       4,384        7,148         68,744
------------------------------------------------------------------------------------------------------------------------------------
   520,752           79,288         277,548                25,523       109,911     68,296          441       48,261        718,660
------------------------------------------------------------------------------------------------------------------------------------
$  545,748   $           --   $     332,004   $                --   $    90,813   $ 61,041   $    4,825   $   55,409   $    787,404
====================================================================================================================================

                                                                              31

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=========================================================================================================================

                                                                      INVESCO VARIABLE
                                                               INSURANCE FUNDS (CONTINUED)(b)*       JANUS ASPEN SERIES
                                                             ----------------------------------   -----------------------
                                                                          MID CAP
                                                               HIGH        CORE
                                                               YIELD       EQUITY    TECHNOLOGY   BALANCED   ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $  18,758   $     157   $       --   $ 11,997  $      3,091
Expenses:
   Mortality and expense risk fees .......................       1,636         588          305      4,073        45,488
-------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................      17,122        (431)        (305)     7,924       (42,397)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       5,034      (8,502)        (120)    (2,375)     (142,520)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................          --          --           --         --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................          --          --           --         --            --
-------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..................................       5,034      (8,502)        (120)    (2,375)     (142,520)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................      (1,854)     14,426        6,297     24,473     1,199,268
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................   $  20,302   $   5,493   $    5,872   $ 30,022   $ 1,014,351
=========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=========================================================================================================================

                                                                      INVESCO VARIABLE
                                                              INSURANCE FUNDS (CONTINUED)(b)*       JANUS ASPEN SERIES
                                                             ----------------------------------   -----------------------
                                                                          MID CAP
                                                               HIGH        CORE
                                                               YIELD       EQUITY    TECHNOLOGY   BALANCED   ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................   $  17,122  $     (431)  $     (305)  $  7,924   $   (42,397)
   Net realized gain (loss) on investments in
     portfolio shares ....................................       5,034      (8,502)        (120)    (2,375)     (142,520)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................      (1,854)     14,426        6,297     24,473     1,199,268
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................      20,302       5,493        5,872     30,022     1,014,351
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...         828       1,633          437     16,297       178,692
   Contract redemptions ..................................     (28,819)    (25,150)          --    (32,960)     (826,086)
   Net transfers (including mortality transfers) .........      11,730      (5,014)       2,418    132,212       (25,530)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................     (16,261)    (28,531)       2,855    115,549      (672,924)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...............       4,041     (23,038)       8,727    145,571       341,427
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      93,833      69,103       27,056    297,080     4,631,166
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...........................   $  97,874   $  46,065   $   35,783   $442,651   $ 4,972,593
=========================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                  JANUS ASPEN SERIES (CONTINUED)                                   LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------   ----------------------------
                                GROWTH                                   PERKINS                  EMERGING
               GLOBAL LIFE        AND                                    MID CAP                   MARKETS     INTERNATIONAL
   FORTY      SCIENCES (c)*   INCOME (c)*      JANUS        OVERSEAS      VALUE     WORLDWIDE       EQUITY         EQUITY
-----------------------------------------------------------------------------------------------------------------------------

$       295   $          49   $     2,898   $    39,726   $    12,399   $    351   $    36,875   $    20,045   $       1,204

      1,866              61         1,126        36,679        17,397        444        60,226        15,736             879
-----------------------------------------------------------------------------------------------------------------------------
     (1,571)            (12)        1,772         3,047        (4,998)       (93)      (23,351)        4,309             325
-----------------------------------------------------------------------------------------------------------------------------

    (68,120)             67       (50,232)     (131,280)      (97,521)     3,875      (359,172)      (94,006)         (1,379)

         --              --            --            --            --         --            --            --              --

         --             327            --            --            --         --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------
    (68,120)            394       (50,232)     (131,280)      (97,521)     3,875      (359,172)      (94,006)         (1,379)
-----------------------------------------------------------------------------------------------------------------------------

     90,816             (74)       67,987       595,609       482,461      2,904     1,210,021       395,180           6,025
-----------------------------------------------------------------------------------------------------------------------------
$    21,125   $         308   $    19,527   $   467,376   $   379,942   $  6,686   $   827,498   $   305,483   $       4,971
=============================================================================================================================

=============================================================================================================================

                                  JANUS ASPEN SERIES (CONTINUED)                                   LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------   ----------------------------
                                GROWTH                                   PERKINS                  EMERGING
               GLOBAL LIFE        AND                                    MID CAP                   MARKETS     INTERNATIONAL
   FORTY      SCIENCES (c)*   INCOME (c)*      JANUS        OVERSEAS      VALUE     WORLDWIDE       EQUITY         EQUITY
-----------------------------------------------------------------------------------------------------------------------------

$    (1,571)  $         (12)  $     1,772   $     3,047   $    (4,998)   $   (93)   $  (23,351)  $     4,309   $         325
    (68,120)            394       (50,232)     (131,280)      (97,521)     3,875      (359,172)      (94,006)         (1,379)

     90,816             (74)       67,987       595,609       482,461      2,904     1,210,021       395,180           6,025
-----------------------------------------------------------------------------------------------------------------------------
     21,125             308        19,527       467,376       379,942      6,686       827,498       305,483           4,971
-----------------------------------------------------------------------------------------------------------------------------

      6,736              --           322       179,243       150,535      6,582       233,834        95,556             192
    (59,884)             --        (6,458)     (458,199)     (139,195)   (13,593)     (582,182)      (86,837)           (243)
   (323,219)        (19,520)     (446,051)     (158,898)      202,081     24,840      (278,946)       34,395           1,237
-----------------------------------------------------------------------------------------------------------------------------

   (376,367)        (19,520)     (452,187)     (437,854)      213,421     17,829      (627,294)       43,114           1,186
-----------------------------------------------------------------------------------------------------------------------------
   (355,242)        (19,212)     (432,660)       29,522       593,363     24,515       200,204       348,597           6,157
-----------------------------------------------------------------------------------------------------------------------------
    439,298          19,212       432,660     3,829,877     1,574,839     31,476     6,147,936     1,491,738          88,584
-----------------------------------------------------------------------------------------------------------------------------
$    84,056   $          --   $        --   $ 3,859,399   $ 2,168,202   $ 55,991   $ 6,348,140   $ 1,840,335   $      94,741
=============================================================================================================================

                                                                              33

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=======================================================================================================================

                                                         LAZARD RETIREMENT               LEGG MASON PARTNERS
                                                         SERIES (CONTINUED)              VARIABLE EQUITY TRUST
                                                       ---------------------   ----------------------------------------
                                                          US                                 CLEARBRIDGE   CLEARBRIDGE
                                                       SMALL-MID       US      CLEARBRIDGE     EQUITY      FUNDAMENTAL
                                                          CAP      STRATEGIC    AGGRESSIVE     INCOME        ALL CAP
                                                        EQUITY       EQUITY      GROWTH        BUILDER      VALUE (d)*
-----------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..............................   $   1,083   $     236   $        30   $        86   $       108
Expenses:
   Mortality and expense risk fees .................       3,850         523           197            21            60
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...............      (2,767)       (287)         (167)           65            48
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............     (57,263)    (26,581)        2,595            25          (260)
   Net realized short-term capital gain ............
     distributions from investments in portfolio
     shares ........................................      22,356          --            --            --            --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ........................................       8,405          --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ............................     (26,502)    (26,581)        2,595            25          (260)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation ..............
   (depreciation) of investments in portfolio
   shares ..........................................     103,768      29,329         2,403           143         1,108
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..................................   $  74,499   $   2,461   $     4,831   $       233   $       896
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=======================================================================================================================

                                                         LAZARD RETIREMENT               LEGG MASON PARTNERS
                                                         SERIES (CONTINUED)              VARIABLE EQUITY TRUST
                                                       ---------------------   ----------------------------------------
                                                          US                                 CLEARBRIDGE   CLEARBRIDGE
                                                       SMALL-MID       US      CLEARBRIDGE     EQUITY      FUNDAMENTAL
                                                          CAP      STRATEGIC    AGGRESSIVE     INCOME        ALL CAP
                                                        EQUITY       EQUITY      GROWTH        BUILDER      VALUE (d)*
-----------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................   $  (2,767)  $    (287)  $      (167)  $        65   $        48
   Net realized gain (loss) on investments in
     portfolio shares ..............................     (26,502)    (26,581)        2,595            25          (260)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................     103,768      29,329         2,403           143         1,108
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..................................      74,499       2,461         4,831           233           896
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................      32,907         498         5,594            --           929
   Contract redemptions ............................     (77,215)    (52,939)          (35)         (114)         (700)
   Net transfers (including mortality transfers) ...     (56,941)      4,882          (654)           --            15
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............    (101,249)    (47,559)        4,905          (114)          244
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .........     (26,750)    (45,098)        9,736           119         1,140
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................     421,415      76,659        14,336         2,179         5,775
-----------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .....................   $ 394,665   $  31,561   $    24,072   $     2,298   $     6,915
=======================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

   LEGG MASON
    PARTNERS
VARIABLE EQUITY         LEGG MASON
     TRUST                PARTNERS                   LORD ABBETT                      NEUBERGER BERMAN ADVISERS
  (CONTINUED)      VARIABLE INCOME TRUST             SERIES FUND                           MANAGEMENT TRUST
---------------   -----------------------   ---------------------------   --------------------------------------------------
                    WESTERN      WESTERN
CLEARBRIDGE          ASSET         ASSET                                                                           SHORT
LARGE CAP         GLOBAL HIGH   STRATEGIC        CAPITAL     GROWTH AND    MID-CAP                               DURATION
  GROWTH          YIELD BOND       BOND     STRUCTURE (e)*     INCOME       GROWTH      PARTNERS     REGENCY       BOND
----------------------------------------------------------------------------------------------------------------------------

$         5       $       935   $   1,163   $        2,880   $    3,906   $       --   $    1,943   $     498   $     9,734

         37               137         612              840        6,835          439        3,145         713         1,644
----------------------------------------------------------------------------------------------------------------------------
        (32)              798         551            2,040       (2,929)        (439)      (1,202)       (215)        8,090
----------------------------------------------------------------------------------------------------------------------------

        (17)            1,702       7,911             (144)     (20,023)     (12,114)      14,966      11,709         3,858

         --                --          --               --           --           --           --          --            --

         --                --          --               --           --           --           --          --            --
----------------------------------------------------------------------------------------------------------------------------
        (17)            1,702       7,911             (144)     (20,023)     (12,114)      14,966      11,709         3,858
----------------------------------------------------------------------------------------------------------------------------

        385               (89)     (1,151)           9,864      131,640       22,403       22,490       5,773        (5,299)
----------------------------------------------------------------------------------------------------------------------------
$       336       $     2,411   $   7,311   $       11,760   $  108,688   $    9,850   $   36,254   $  17,267   $     6,649
============================================================================================================================

=============================================================================================================================

   LEGG MASON
    PARTNERS
VARIABLE EQUITY         LEGG MASON
     TRUST                PARTNERS                   LORD ABBETT                      NEUBERGER BERMAN ADVISERS
  (CONTINUED)      VARIABLE INCOME TRUST             SERIES FUND                           MANAGEMENT TRUST
---------------   -----------------------   ---------------------------   --------------------------------------------------
                    WESTERN      WESTERN
CLEARBRIDGE          ASSET         ASSET                                                                           SHORT
LARGE CAP         GLOBAL HIGH   STRATEGIC        CAPITAL     GROWTH AND    MID-CAP                               DURATION
  GROWTH          YIELD BOND       BOND     STRUCTURE (e)*     INCOME       GROWTH      PARTNERS     REGENCY       BOND
----------------------------------------------------------------------------------------------------------------------------

$       (32)      $       798   $     551   $        2,040   $   (2,929)  $     (439)  $   (1,202)  $    (215)  $     8,090
        (17)            1,702       7,911             (144)     (20,023)     (12,114)      14,966      11,709         3,858

        385               (89)     (1,151)           9,864      131,640       22,403       22,490       5,773        (5,299)
----------------------------------------------------------------------------------------------------------------------------
        336             2,411       7,311           11,760      108,688        9,850       36,254      17,267         6,649
 ----------------------------------------------------------------------------------------------------------------------------

        482               139       3,262           13,774       57,263        3,309       13,643          --        13,775
        (30)          (15,510)     (3,374)             (70)     (70,041)     (37,683)     (93,166)     (3,980)       (2,325)
       (174)           48,075      30,989            8,635        8,651       (5,469)      35,227     (15,114)       33,397
----------------------------------------------------------------------------------------------------------------------------

        278            32,704      30,877           22,339       (4,127)     (39,843)     (44,296)    (19,094)       44,847
----------------------------------------------------------------------------------------------------------------------------
        614            35,115      38,188           34,099      104,561      (29,993)      (8,042)     (1,827)       51,496
----------------------------------------------------------------------------------------------------------------------------
      3,695            29,278      55,703           73,190      657,224       61,562      304,359      75,552       126,106
----------------------------------------------------------------------------------------------------------------------------
$     4,309       $    64,393   $  93,891   $      107,289   $  761,785   $   31,569   $  296,317   $  73,725   $   177,602
============================================================================================================================

                                                                              35

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                   NEUBERGER BERMAN
                                                                  ADVISERS MANAGEMENT
                                                                   TRUST (CONTINUED)         NORTHERN LIGHTS VARIABLE TRUST
                                                                ----------------------   ---------------------------------------
                                                                                                                         JNF
                                                                                                                        LOOMIS
                                                                SMALL-CAP    SOCIALLY        JNF            JNF         SAYLES
                                                                 GROWTH     RESPONSIVE     BALANCED       EQUITY      BOND (f)*
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares .................................................   $      --   $        4   $    99,359   $    464,994   $      --
Expenses:
   Mortality and expense risk fees ..........................         193           99        71,281        479,237          --
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................        (193)         (95)       28,078        (14,243)         --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................          99         (131)     (144,266)      (803,038)        (19)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .................................................          --           --            --             --          18
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .................................................          --           --            --             --          --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .....................................          99         (131)     (144,266)      (803,038)         (1)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................       4,776        2,242       825,353     14,545,851           1
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...........................................   $   4,682   $    2,016   $   709,165   $ 13,728,570   $      --
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                   NEUBERGER BERMAN
                                                                  ADVISERS MANAGEMENT
                                                                   TRUST (CONTINUED)         NORTHERN LIGHTS VARIABLE TRUST
                                                                ----------------------   ---------------------------------------
                                                                                                                         JNF
                                                                                                                        LOOMIS
                                                                SMALL-CAP    SOCIALLY        JNF            JNF         SAYLES
                                                                 GROWTH     RESPONSIVE     BALANCED       EQUITY      BOND (f)*
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..........................   $    (193)  $      (95)  $    28,078   $    (14,243)  $      --
   Net realized gain (loss) on investments in
     portfolio shares .......................................          99         (131)     (144,266)      (803,038)         (1)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ......       4,776        2,242       825,353     14,545,851           1
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...........................................       4,682        2,016       709,165     13,728,570          --
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......       1,028          768       195,117        938,380          --
   Contract redemptions .....................................     (29,879)         (15)     (931,693)    (5,192,783)         --
   Net transfers (including mortality transfers) ............      87,690         (145)     (108,646)    (1,808,210)        (41)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions ..........................      58,839          608      (845,222)    (6,062,613)        (41)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ..................      63,521        2,624      (136,057)     7,665,957         (41)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................       8,612        8,893     7,311,753     58,630,315          41
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ..............................   $  72,133   $   11,517   $ 7,175,696   $ 66,296,272   $      --
================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
    TRUST
 (CONTINUED)                                    PIMCO VARIABLE INSURANCE TRUST
------------   ------------------------------------------------------------------------------------------------
                                                      FOREIGN
    JNF                    COMMODITY-   EMERGING       BOND       GLOBAL                LONG TERM
   MONEY          ALL      REALRETURN   MARKETS     US DOLLAR-     BOND       HIGH          US         LOW
   MARKET        ASSET      STRATEGY      BOND        HEDGED     UNHEDGED     YIELD     GOVERNMENT   DURATION
---------------------------------------------------------------------------------------------------------------

$        949   $   8,607   $    5,063   $   3,630   $      431   $  1,782   $   3,335   $    4,294   $   1,580

      62,681       1,118          353         761          244        646         459        1,200         956
---------------------------------------------------------------------------------------------------------------
     (61,732)      7,489        4,710       2,869          187      1,136       2,876        3,094         624
---------------------------------------------------------------------------------------------------------------

          --      10,219       (5,805)     11,608        1,313      1,129       2,894        6,616       1,198

          --          --        1,441          --          146      2,032          --        3,782         422

          --          --           --          --           28        406          --           --          --
---------------------------------------------------------------------------------------------------------------
          --      10,219       (4,364)     11,608        1,487      3,567       2,894       10,398       1,620
---------------------------------------------------------------------------------------------------------------

          --      (5,560)       1,916      (2,002)        (119)     1,801        (234)      (8,576)      1,034
---------------------------------------------------------------------------------------------------------------
$    (61,732)  $  12,148   $    2,262   $  12,475   $    1,555   $  6,504   $   5,536   $    4,916   $   3,278
===============================================================================================================

===============================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
    TRUST
 (CONTINUED)                                    PIMCO VARIABLE INSURANCE TRUST
------------   ------------------------------------------------------------------------------------------------
                                                      FOREIGN
    JNF                    COMMODITY-   EMERGING       BOND       GLOBAL                LONG TERM
   MONEY          ALL      REALRETURN   MARKETS     US DOLLAR-     BOND       HIGH          US         LOW
   MARKET        ASSET      STRATEGY      BOND        HEDGED     UNHEDGED     YIELD     GOVERNMENT   DURATION
---------------------------------------------------------------------------------------------------------------

$    (61,732)  $   7,489   $    4,710   $   2,869   $      187   $  1,136   $   2,876   $    3,094   $     624
          --      10,219       (4,364)     11,608        1,487      3,567       2,894       10,398       1,620

          --      (5,560)       1,916      (2,002)        (119)     1,801        (234)      (8,576)      1,034
---------------------------------------------------------------------------------------------------------------
     (61,732)     12,148        2,262      12,475        1,555      6,504       5,536        4,916       3,278
---------------------------------------------------------------------------------------------------------------

     261,961       3,116        1,801      12,513          753      1,826       2,475        2,429       2,655
  (1,000,619)        (40)      (8,134)        (20)        (591)       (20)     (2,799)      (8,149)    (14,369)
     117,411      31,054       36,302       5,470          782     12,815      16,655       92,127      77,886
---------------------------------------------------------------------------------------------------------------

    (621,247)     34,130       29,969      17,963          944     14,621      16,331       86,407      66,172
---------------------------------------------------------------------------------------------------------------
    (682,979)     46,278       32,231      30,438        2,499     21,125      21,867       91,323      69,450
---------------------------------------------------------------------------------------------------------------
   6,429,867      86,347       34,854      35,877        3,779     27,045      32,636       47,365      60,899
---------------------------------------------------------------------------------------------------------------
$  5,746,888   $ 132,625   $   67,085   $  66,315   $    6,278   $ 48,170   $  54,503   $  138,688   $ 130,349
===============================================================================================================

                                                                              37

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                        PIMCO VARIABLE                  PIONEER VARIABLE
                                                                  INSURANCE TRUST (CONTINUED)           CONTRACTS TRUST
                                                              -----------------------------------    -----------------------
                                                                 REAL       SHORT-        TOTAL        CULLEN      EMERGING
                                                                RETURN       TERM        RETURN        VALUE       MARKETS
----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..   $  10,119    $     770    $  21,619    $       1    $     912
Expenses:
   Mortality and expense risk fees ........................       7,132          906        8,937            3        3,197
----------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................       2,987         (136)      12,682           (2)      (2,285)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ......................      35,261        1,113       30,258           (1)      41,195
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ...............................................       5,835           84       25,671           --           --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ...............................................         584           69        1,597           --           --
----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
        portfolio shares ..................................      41,680        1,266       57,526           (1)      41,195
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .................................................       3,150         (195)      (9,111)          28       (6,216)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................   $  47,817    $     935    $  61,097    $      25    $  32,694
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                        PIMCO VARIABLE                  PIONEER VARIABLE
                                                                  INSURANCE TRUST (CONTINUED)           CONTRACTS TRUST
                                                              -----------------------------------    -----------------------
                                                                 REAL       SHORT-        TOTAL        CULLEN      EMERGING
                                                                RETURN       TERM        RETURN        VALUE       MARKETS
----------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $   2,987    $    (136)   $  12,682    $      (2)   $  (2,285)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................      41,680        1,266       57,526           (1)      41,195
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ...............................................       3,150         (195)      (9,111)          28       (6,216)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................      47,817          935       61,097           25       32,694
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ............................................      49,792        5,731       42,199           --       10,390
   Contract redemptions ...................................    (143,748)     (11,563)    (135,693)          --       (6,441)
   Net transfers (including mortality transfers) ..........     170,005       15,063      174,668          128      (69,704)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .....................      76,049        9,231       81,174          128      (65,755)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................     123,866       10,166      142,271          153      (33,061)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     617,463       80,387      783,771          193      368,222
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................   $ 741,329    $  90,553    $ 926,042    $     346    $ 335,161
============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================

                                                                        ROYCE
          PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)               CAPITAL FUND          RYDEX VARIABLE TRUST
------------------------------------------------------------    ----------------------    -----------------------
 EQUITY                    HIGH        MID CAP     STRATEGIC                                             BASIC
 INCOME         FUND       YIELD        VALUE        INCOME     MICRO-CAP    SMALL-CAP     BANKING     MATERIALS
-----------------------------------------------------------------------------------------------------------------

$   5,515    $   1,786   $   5,086    $     257    $     909    $   8,884    $     537    $      39    $   1,296

    2,675        1,507         956          293          166        4,468        4,701          365        2,388
-----------------------------------------------------------------------------------------------------------------
    2,840          279       4,130          (36)         743        4,416       (4,164)        (326)      (1,092)
-----------------------------------------------------------------------------------------------------------------

   (8,625)      14,341      (5,949)         (97)       2,787      (38,474)     (33,792)     (11,253)      25,130
       --           --          --           --           --           --           --           --           --

       --           --          --           --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------
   (8,625)      14,341      (5,949)         (97)       2,787      (38,474)     (33,792)     (11,253)      25,130
-----------------------------------------------------------------------------------------------------------------

   50,233       13,593      15,863        4,881         (935)     152,533      119,951          240       23,792
-----------------------------------------------------------------------------------------------------------------
$  44,448    $  28,213   $  14,044    $   4,748    $   2,595    $ 118,475    $  81,995    $ (11,339)   $  47,830
=================================================================================================================

=================================================================================================================

                                                                        ROYCE
          PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)               CAPITAL FUND          RYDEX VARIABLE TRUST
------------------------------------------------------------    ----------------------    -----------------------
 EQUITY                    HIGH        MID CAP     STRATEGIC                                             BASIC
 INCOME         FUND       YIELD        VALUE        INCOME     MICRO-CAP    SMALL-CAP     BANKING     MATERIALS
-----------------------------------------------------------------------------------------------------------------

$   2,840    $     279   $   4,130    $     (36)   $     743    $   4,416    $  (4,164)   $    (326)   $  (1,092)
   (8,625)      14,341      (5,949)         (97)       2,787      (38,474)     (33,792)     (11,253)      25,130

   50,233       13,593      15,863        4,881         (935)     152,533      119,951          240       23,792
-----------------------------------------------------------------------------------------------------------------
   44,448       28,213      14,044        4,748        2,595      118,475       81,995      (11,339)      47,830
-----------------------------------------------------------------------------------------------------------------

    8,185       25,271       4,382        1,675        1,085       36,166       25,967          353       18,602
  (35,913)        (597)     (2,194)          --      (28,885)     (15,125)     (30,912)        (229)     (15,329)
    1,347       13,278       1,790           --        8,928       (8,402)      12,782        2,855        2,230
-----------------------------------------------------------------------------------------------------------------

  (26,381)      37,952       3,978        1,675      (18,872)      12,639        7,837        2,979        5,503
-----------------------------------------------------------------------------------------------------------------
   18,067       66,165      18,022        6,423      (16,277)     131,114       89,832       (8,360)      53,333
-----------------------------------------------------------------------------------------------------------------
  265,236      125,882      74,887       27,196       22,724      418,174      409,682       11,828      236,052
-----------------------------------------------------------------------------------------------------------------
$ 283,303    $ 192,047   $  92,909    $  33,619    $   6,447    $ 549,288    $ 499,514    $   3,468    $ 289,385
=================================================================================================================

                                                                              39

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

======================================================================================================================

                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                   -------------------------------------------------------------------

                                                                    COMMODITIES    CONSUMER    DOW 2X
                                                   BIOTECHNOLOGY     STRATEGY      PRODUCTS   STRATEGY    ELECTRONICS
----------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..........................   $          --    $        --    $    879   $    427    $        --
Expenses:
   Mortality and expense risk fees .............             464            175         522        362            272
----------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........            (464)          (175)        357         65           (272)
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........          (1,480)        (1,736)        129       (647)         1,930
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................              --             --          --         --          2,597
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................              --             --          --         --             --
----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ....................          (1,480)        (1,736)        129       (647)         4,527
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................           1,816            445       7,246      7,317         (5,887)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ........................   $        (128)   $    (1,466)   $  7,732   $  6,735    $    (1,632)
======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

======================================================================================================================

                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                   -------------------------------------------------------------------

                                                                    COMMODITIES    CONSUMER    DOW 2X
                                                   BIOTECHNOLOGY     STRATEGY      PRODUCTS   STRATEGY    ELECTRONICS
----------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $        (464)   $      (175)   $    357   $     65    $      (272)
   Net realized gain (loss) on investments in
      portfolio shares .........................          (1,480)        (1,736)        129       (647)         4,527
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ...................................           1,816            445       7,246      7,317         (5,887)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ........................            (128)        (1,466)      7,732      6,735         (1,632)
----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ................................           1,574             --      13,496        909             --
   Contract redemptions ........................          (1,115)        (5,236)        (30)    (2,417)        (1,254)
   Net transfers (including mortality
      transfers) ...............................            (365)         3,918      16,228     53,664       (111,571)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....              94         (1,318)     29,694     52,156       (112,825)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....             (34)        (2,784)     37,426     58,891       (114,457)
----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................          37,404         48,909      34,288     13,195        124,982
----------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................   $      37,370    $    46,125    $ 71,714   $ 72,086    $    10,525
======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================

                                        RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                     GOVERNMENT                                          INVERSE
                                                        LONG                               INVERSE     GOVERNMENT
            ENERGY      EUROPE 1.25X    FINANCIAL     BOND 1.2X     HEALTH                  DOW 2X      LONG BOND
 ENERGY    SERVICES       STRATEGY      SERVICES      STRATEGY       CARE      INTERNET    STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------

$  2,868   $     --    $       1,911    $      62    $    2,040    $     94    $     --    $     --    $       --

   5,366      8,145              822           68           868         381         311         343           239
------------------------------------------------------------------------------------------------------------------
  (2,498)    (8,145)           1,089           (6)        1,172        (287)       (311)       (343)         (239)
------------------------------------------------------------------------------------------------------------------

  37,260    115,915          (10,504)        (392)       (6,912)     12,927       2,726      (8,031)       (1,283)

      --         --               --           --            --          --          --          --            --

      --         --               --           --            --          --          --          --            --
------------------------------------------------------------------------------------------------------------------
  37,260    115,915          (10,504)        (392)       (6,912)     12,927       2,726      (8,031)       (1,283)
------------------------------------------------------------------------------------------------------------------

  60,388     71,589            3,575       (1,535)          719     (10,450)     (3,041)     (1,310)       (1,767)
------------------------------------------------------------------------------------------------------------------
$ 95,150   $179,359    $      (5,840)   $  (1,933)   $   (5,021)   $  2,190    $   (626)   $ (9,684)   $   (3,289)
==================================================================================================================

==================================================================================================================

                                        RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                     GOVERNMENT                                          INVERSE
                                                        LONG                               INVERSE     GOVERNMENT
            ENERGY      EUROPE 1.25X    FINANCIAL     BOND 1.2X     HEALTH                  DOW 2X      LONG BOND
 ENERGY    SERVICES       STRATEGY      SERVICES      STRATEGY       CARE       INTERNET   STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------

$ (2,498)  $  (8,145)  $       1,089    $      (6)   $    1,172    $   (287)    $   (311)  $   (343)   $     (239)
  37,260     115,915         (10,504)        (392)       (6,912)     12,927        2,726     (8,031)       (1,283)

  60,388      71,589           3,575       (1,535)          719     (10,450)      (3,041)    (1,310)       (1,767)
------------------------------------------------------------------------------------------------------------------
  95,150     179,359          (5,840)      (1,933)       (5,021)      2,190         (626)    (9,684)       (3,289)
------------------------------------------------------------------------------------------------------------------

  35,850      60,468           1,135        1,342         3,892       1,671        1,520        392            --
  (8,155)    (41,398)         (1,109)        (130)       (7,704)       (531)          --        (37)         (133)
     565    (198,875)            525       (6,606)       26,673     (34,048)     (26,360)    71,938        12,280
------------------------------------------------------------------------------------------------------------------

  28,260    (179,805)            551       (5,394)       22,861     (32,908)     (24,840)    72,293        12,147
------------------------------------------------------------------------------------------------------------------
 123,410        (446)         (5,289)      (7,327)       17,840     (30,718)     (25,466)    62,609         8,858
------------------------------------------------------------------------------------------------------------------
 523,151     896,730          59,838       13,113        17,779      64,922       48,339     82,826        27,317
------------------------------------------------------------------------------------------------------------------
$646,561   $ 896,284   $      54,549    $   5,786    $   35,619    $ 34,204     $ 22,873   $145,435    $   36,175
==================================================================================================================

                                                                              41

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    --------------------------------------------------------------
                                                                                                  INVERSE
                                                                     INVERSE      INVERSE         RUSSELL     INVERSE
                                                                     MID-CAP    NASDAQ-100(R)     2000(R)     S&P 500    JAPAN 2X
                                                                    STRATEGY      STRATEGY       STRATEGY    STRATEGY    STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........   $     --    $          --    $     --    $     --    $     --
Expenses:
   Mortality and expense risk fees ..............................         44               45         372       1,068         289
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................        (44)             (45)       (372)     (1,068)       (289)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................       (908)            (220)       (931)    (24,537)     (4,857)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................         --               --          --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................         --               --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares .................................................       (908)            (220)       (931)    (24,537)     (4,857)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................       (179)              70         553      (1,496)      3,039
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $ (1,131)   $        (195)   $   (750)   $(27,101)   $ (2,107)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    --------------------------------------------------------------
                                                                                                  INVERSE
                                                                     INVERSE      INVERSE         RUSSELL     INVERSE
                                                                     MID-CAP    NASDAQ-100(R)     2000(R)     S&P 500    JAPAN 2X
                                                                    STRATEGY      STRATEGY       STRATEGY    STRATEGY    STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............................   $    (44)   $         (45)   $   (372)   $ (1,068)   $   (289)
   Net realized gain (loss) on investments in portfolio shares ..       (908)            (220)       (931)    (24,537)     (4,857)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................       (179)              70         553      (1,496)      3,039
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....     (1,131)            (195)       (750)    (27,101)     (2,107)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........         --               --          --       3,325          --
   Contract redemptions .........................................         --               --          --         (60)     (1,161)
   Net transfers (including mortality transfers) ................     (1,580)            (450)     (1,775)     46,539     (36,094)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ...........................................     (1,580)            (450)     (1,775)     49,804     (37,255)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................     (2,711)            (645)     (2,525)     22,703     (39,362)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      5,015            2,926       8,907      31,630      59,472
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $  2,304    $       2,281    $  6,382    $ 54,333    $ 20,110
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================

                                           RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
            MID CAP                                                                                        RUSSELL
             1.5X                       NASDAQ-100(R)               PRECIOUS      REAL                   2000(R) 1.5X
LEISURE    STRATEGY    NASDAQ-100(R)     2X STRATEGY       NOVA      METALS      ESTATE     RETAILING      STRATEGY
----------------------------------------------------------------------------------------------------------------------

$     7    $     --    $          --    $          --    $     46   $     17    $  2,343    $      --    $         --

    137         688            1,364            3,151         209      4,518       1,093           63             598
----------------------------------------------------------------------------------------------------------------------
   (130)       (688)          (1,364)          (3,151)       (163)    (4,501)      1,250          (63)           (598)
----------------------------------------------------------------------------------------------------------------------

 (8,121)     24,335           15,315           63,807         (55)    47,123      (9,146)       1,597          15,661

     --          --               --               --          --         --          --           --              --

     --          --               --               --          --         --          --           --              --
----------------------------------------------------------------------------------------------------------------------
 (8,121)     24,335           15,315           63,807         (55)    47,123      (9,146)       1,597          15,661
----------------------------------------------------------------------------------------------------------------------

   (427)    (13,079)          11,699           42,830       4,054     97,389     (10,529)        (328)          1,693
----------------------------------------------------------------------------------------------------------------------
$(8,678)   $ 10,568    $      25,650    $     103,486    $  3,836   $140,011    $(18,425)   $   1,206    $     16,756
======================================================================================================================

======================================================================================================================

                                           RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
            MID CAP                                                                                        RUSSELL
             1.5X                       NASDAQ-100(R)               PRECIOUS      REAL                   2000(R) 1.5X
LEISURE    STRATEGY    NASDAQ-100(R)     2X STRATEGY       NOVA      METALS      ESTATE     RETAILING      STRATEGY
----------------------------------------------------------------------------------------------------------------------

$  (130)   $   (688)   $      (1,364)   $      (3,151)   $   (163)  $ (4,501)   $  1,250    $     (63)   $       (598)
 (8,121)     24,335           15,315           63,807         (55)    47,123      (9,146)       1,597          15,661

   (427)    (13,079)          11,699           42,830       4,054     97,389     (10,529)        (328)          1,693
----------------------------------------------------------------------------------------------------------------------
 (8,678)     10,568           25,650          103,486       3,836    140,011     (18,425)       1,206          16,756
----------------------------------------------------------------------------------------------------------------------

    151       2,526            6,958           20,709          --     19,528       2,713           --           1,620
    (25)    (18,877)         (29,425)         (14,445)         --    (25,846)     (4,330)          --          (2,896)
 18,452      (3,759)          55,898          (81,979)        262    (68,640)    (32,452)       4,539          11,490
----------------------------------------------------------------------------------------------------------------------

 18,578     (20,110)          33,431          (75,715)        262    (74,958)    (34,069)       4,539          10,214
----------------------------------------------------------------------------------------------------------------------
  9,900      (9,542)          59,081           27,771       4,098     65,053     (52,494)       5,745          26,970
----------------------------------------------------------------------------------------------------------------------
  2,569     114,822          117,141          331,136      20,184    443,285     165,166        9,334          48,693
----------------------------------------------------------------------------------------------------------------------
$12,469    $105,280    $     176,222    $     358,907    $ 24,282   $508,338    $112,672    $  15,079    $     75,663
======================================================================================================================

                                                                              43

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
                                                        ----------------------------------------------------------------------
                                                                                                                      S&P
                                                           RUSSELL       S&P 500       S&P 500       S&P 500        MIDCAP
                                                         2000(R) 2X         2X           PURE          PURE        400 PURE
                                                          STRATEGY       STRATEGY       GROWTH        VALUE         GROWTH
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $         --   $        --   $        --   $     1,496   $         --
Expenses:
   Mortality and expense risk fees ...................         4,792           685         1,433         1,454          1,234
------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .................        (4,792)         (685)       (1,433)           42         (1,234)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................        (4,122)       43,635        19,450        15,351         27,730
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............            --            --            --            --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............            --            --            --            --             --
------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................        (4,122)       43,635        19,450        15,351         27,730
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................       169,013       (29,924)        8,829        11,555         12,443
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from  operations ..............................  $    160,099   $    13,026   $    26,846   $    26,948   $     38,939
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
                                                        ----------------------------------------------------------------------
                                                                                                                      S&P
                                                           RUSSELL       S&P 500       S&P 500       S&P 500        MIDCAP
                                                         2000(R) 2X         2X           PURE          PURE        400 PURE
                                                          STRATEGY       STRATEGY       GROWTH        VALUE         GROWTH
------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $     (4,792)  $      (685)  $    (1,433)  $        42   $     (1,234)
   Net realized gain (loss) on investments in
     portfolio shares ................................        (4,122)       43,635        19,450        15,351         27,730
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................       169,013       (29,924)        8,829        11,555         12,443
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...............................       160,099        13,026        26,846        26,948         38,939
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................         1,569         3,825         1,348         1,349            682
   Contract redemptions ..............................       (21,479)       (6,413)       (6,242)      (15,745)       (16,025)
   Net transfers (including mortality transfers) .....       404,404      (177,994)       70,314        59,019        126,758
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................       384,494      (180,582)       65,420        44,623        111,415
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........       544,593      (167,556)       92,266        71,571        150,354
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................       183,823       174,306       129,206       142,444         83,481
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................  $    728,416   $     6,750   $   221,472   $   214,015   $    233,835
==============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
   S&P         S&P         S&P           SGI             SGI             SGI             SGI             SGI              SGI
  MIDCAP     SMALLCAP    SMALLCAP     ALL-ASSET       ALL-ASSET       ALL-ASSET          CLS           MULTI-          U.S. LONG
 400 PURE    600 PURE    600 PURE     AGGRESSIVE     CONSERVATIVE      MODERATE      ADVISORONE         HEDGE            SHORT
  VALUE       GROWTH      VALUE     STRATEGY (g)*   STRATEGY (g)*   STRATEGY (g)*   AMERIGO (g)*   STRATEGIES (g)*   MOMENTUM (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$     665   $      --   $      --   $          --   $          42   $       1,104   $          7   $            --   $          --

      699         462       2,805               2              16             552             61                66             597
-----------------------------------------------------------------------------------------------------------------------------------
      (34)       (462)     (2,805)             (2)             26             552            (54)              (66)           (597)
-----------------------------------------------------------------------------------------------------------------------------------

    9,822      (3,328)     (6,830)             --               1           1,137             17                 1            (511)

       --          --          --              --              --              --             --                --              --

       --          --          --              --              --              --             --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
    9,822      (3,328)     (6,830)             --               1           1,137             17                 1            (511)
-----------------------------------------------------------------------------------------------------------------------------------

    3,354       3,860      28,166              70              74           2,301            894               302           7,122
-----------------------------------------------------------------------------------------------------------------------------------
$  13,142   $      70   $  18,531   $          68   $         101   $       3,990   $        857   $           237   $       6,014
===================================================================================================================================

===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
   S&P         S&P         S&P           SGI             SGI             SGI             SGI             SGI              SGI
  MIDCAP     SMALLCAP    SMALLCAP     ALL-ASSET       ALL-ASSET       ALL-ASSET          CLS           MULTI-          U.S. LONG
 400 PURE    600 PURE    600 PURE     AGGRESSIVE     CONSERVATIVE      MODERATE      ADVISORONE         HEDGE            SHORT
  VALUE       GROWTH      VALUE     STRATEGY (g)*   STRATEGY (g)*   STRATEGY (g)*   AMERIGO (g)*   STRATEGIES (g)*   MOMENTUM (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$     (34)  $    (462)  $  (2,805)  $          (2)  $          26   $         552   $        (54)  $           (66)  $        (597)
    9,822      (3,328)     (6,830)             --               1           1,137             17                 1            (511)

    3,354       3,860      28,166              70              74           2,301            894               302           7,122
-----------------------------------------------------------------------------------------------------------------------------------
   13,142          70      18,531              68             101           3,990            857               237           6,014
-----------------------------------------------------------------------------------------------------------------------------------

      682       2,293       3,106              --             167           3,805          1,651             2,682           3,105
  (17,123)     (3,341)    (23,537)             --              --          (5,614)            --                --              --
  (24,153)    (12,538)    308,859           1,390              --           9,151             85           (10,323)         (1,863)
-----------------------------------------------------------------------------------------------------------------------------------

  (40,594)    (13,586)    288,428           1,390             167           7,342          1,736            (7,641)          1,242
-----------------------------------------------------------------------------------------------------------------------------------
  (27,452)    (13,516)    306,959           1,458             268          11,332          2,593            (7,404)          7,256
-----------------------------------------------------------------------------------------------------------------------------------
  117,845      38,224      82,684              --           1,449          55,860          4,819            12,341          58,028
-----------------------------------------------------------------------------------------------------------------------------------
$  90,393   $  24,708   $ 389,643   $       1,458   $       1,717   $      67,192   $      7,412   $         4,937   $      65,284
===================================================================================================================================

                                                                              45

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                        --------------------------------------------------------------------------
                                                                                                                          U.S.
                                                        STRENGTHENING                                                  GOVERNMENT
                                                          DOLLAR 2X                       TELE-                           MONEY
                                                           STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $          --   $       --   $          107   $           --   $       12
Expenses:
   Mortality and expense risk fees ...................            680          474              307              184        2,183
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .................           (680)        (474)            (200)            (184)      (2,171)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................        (11,437)      18,047            5,242           (1,736)          --
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............             --           --               --               --            6
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............             --           --               --               --           --
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................        (11,437)      18,047            5,242           (1,736)           6
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................         (1,711)     (17,109)          (2,800)             676           --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...............................  $     (13,828)  $      464   $        2,242   $       (1,244)  $   (2,165)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                        --------------------------------------------------------------------------
                                                                                                                          U.S.
                                                        STRENGTHENING                                                  GOVERNMENT
                                                          DOLLAR 2X                       TELE-                           MONEY
                                                           STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $        (680)  $     (474)  $         (200)  $         (184)  $   (2,171)
   Net realized gain (loss) on investments in
     portfolio shares ................................        (11,437)      18,047            5,242           (1,736)           6
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................         (1,711)     (17,109)          (2,800)             676           --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...............................        (13,828)         464            2,242           (1,244)      (2,165)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................          1,457        3,977               --               --       15,485
   Contract redemptions ..............................             --       (1,791)          (1,597)            (834)    (246,820)
   Net transfers (including mortality transfers) .....         49,689      (74,422)         (40,885)         (17,508)     (48,779)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................         51,146      (72,236)         (42,482)         (18,342)    (280,114)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........         37,318      (71,772)         (40,240)         (19,586)    (282,279)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................            675      129,360           47,138           43,875      320,122
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................  $      37,993   $   57,588   $        6,898   $       24,289   $   37,843
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                            COLUMBIA          THIRD
                                            VARIABLE         AVENUE
    RYDEX VARIABLE         SELIGMAN         PRODUCTS        VARIABLE
  TRUST (CONTINUED)       PORTFOLIOS        TRUST (l)     SERIES TRUST                  VAN ECK VIP TRUST (i)*
---------------------   --------------   --------------   ------------   -----------------------------------------------------
            WEAKENING   COMMUNICATIONS    CVP SELIGMAN                                                GLOBAL        MULTI-
            DOLLAR 2X         AND            GLOBAL                       EMERGING      GLOBAL         HARD         MANAGER
UTILITIES   STRATEGY      INFORMATION    TECHNOLOGY (m)       VALUE        MARKETS    BOND (j) *   ASSETS (k)*   ALTERNATIVES
------------------------------------------------------------------------------------------------------------------------------

$   4,829   $      --   $           --   $           --   $     32,451   $    7,816   $    4,737   $     2,995   $         --

    1,515         131            1,259              576          8,273        7,558          777         7,656            193
------------------------------------------------------------------------------------------------------------------------------
    3,314        (131)          (1,259)            (576)        24,178          258        3,960        (4,661)          (193)
------------------------------------------------------------------------------------------------------------------------------

    3,091         429            3,494            9,784       (197,727)     216,553        2,165      (129,070)           386

       --          --               --               --             --           --           --            --             --

       --          --               --               --             --           --           --            --             --
------------------------------------------------------------------------------------------------------------------------------
    3,091         429            3,494            9,784       (197,727)     216,553        2,165      (129,070)           386
------------------------------------------------------------------------------------------------------------------------------

      814      (1,872)          15,003           (1,961)       276,667      (93,640)      (4,829)      301,258            612
------------------------------------------------------------------------------------------------------------------------------
$   7,219   $  (1,574)  $       17,238   $        7,247   $    103,118   $  123,171   $    1,296   $   167,527   $        805
==============================================================================================================================

==============================================================================================================================

                                            COLUMBIA          THIRD
                                            VARIABLE         AVENUE
    RYDEX VARIABLE         SELIGMAN         PRODUCTS        VARIABLE
  TRUST (CONTINUED)       PORTFOLIOS        TRUST (l)     SERIES TRUST                  VAN ECK VIP TRUST (i)*
---------------------   --------------   --------------   ------------   -----------------------------------------------------
            WEAKENING   COMMUNICATIONS    CVP SELIGMAN                                                GLOBAL        MULTI-
            DOLLAR 2X         AND            GLOBAL                       EMERGING      GLOBAL         HARD         MANAGER
UTILITIES   STRATEGY      INFORMATION    TECHNOLOGY (m)       VALUE        MARKETS    BOND (j) *   ASSETS (k)*   ALTERNATIVES
------------------------------------------------------------------------------------------------------------------------------

$   3,314   $    (131)  $       (1,259)  $         (576)  $     24,178   $      258   $    3,960   $    (4,661)  $       (193)
    3,091         429            3,494            9,784       (197,727)     216,553        2,165      (129,070)           386

      814      (1,872)          15,003           (1,961)       276,667      (93,640)      (4,829)      301,258            612
------------------------------------------------------------------------------------------------------------------------------
    7,219      (1,574)          17,238            7,247        103,118      123,171        1,296       167,527            805
------------------------------------------------------------------------------------------------------------------------------

    5,678         760            1,989            1,988         62,342       31,738        8,039        21,139            410
   (1,463)         --             (255)         (10,265)       (40,536)     (58,746)     (64,047)     (147,324)           (44)
  (18,999)     34,534          (13,246)         (13,129)       (95,833)    (716,551)     (29,622)      (34,643)         5,364
------------------------------------------------------------------------------------------------------------------------------

  (14,784)     35,294          (11,512)         (21,406)       (74,027)    (743,559)     (85,630)     (160,828)         5,730
------------------------------------------------------------------------------------------------------------------------------
   (7,565)     33,720            5,726          (14,159)        29,091     (620,388)     (84,334)        6,699          6,535
------------------------------------------------------------------------------------------------------------------------------
  178,062       3,709          131,915           65,094        894,808    1,323,567      129,856       855,549         17,320
------------------------------------------------------------------------------------------------------------------------------
$ 170,497   $  37,429   $      137,641   $       50,935   $    923,899   $  703,179   $   45,522   $   862,248   $     23,855
==============================================================================================================================

                                                                              47

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=======================================================================================================

                                                                      WELLS FARGO
                                                                  ADVANTAGE VT FUNDS
                                                              --------------------------
                                                                                            COMBINED
                                                               DISCOVERY    OPPORTUNITY       TOTAL
                                                              --------------------------  -------------

Investment income:
   Income dividends from investments in portfolio shares ..   $        --   $     8,079   $  1,196,401
Expenses:
   Mortality and expense risk fees ........................         6,149        10,229      1,138,211
----------------------------------------------------------------------------------------  -------------
     Net investment income (expense) ......................        (6,149)       (2,150)        58,190
----------------------------------------------------------------------------------------  -------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................       (19,696)      (83,370)    (2,201,431)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................            --            --         64,390
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................            --            --         11,416
----------------------------------------------------------------------------------------  -------------
     Net realized gain (loss) on investments in
       portfolio shares ...................................       (19,696)      (83,370)    (2,125,625)
----------------------------------------------------------------------------------------  -------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       230,386       296,943     24,436,770
----------------------------------------------------------------------------------------  -------------
     Net increase (decrease) in net assets from
       operations .........................................   $   204,541   $   211,423   $ 22,369,335
========================================================================================  =============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=======================================================================================================

                                                                     WELLS FARGO
                                                                  ADVANTAGE VT FUNDS
                                                              --------------------------
                                                                                            COMBINED
                                                               DISCOVERY    OPPORTUNITY       TOTAL
                                                              --------------------------  -------------

Changes from operations:
   Net investment income (expense) ........................   $    (6,149)   $   (2,150)  $     58,190
   Net realized gain (loss) on investments in portfolio
     shares ...............................................       (19,696)      (83,370)    (2,125,625)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................       230,386       296,943     24,436,770
----------------------------------------------------------------------------------------  -------------
     Net increase (decrease) in net assets from
       operations .........................................       204,541       211,423     22,369,335
----------------------------------------------------------------------------------------  -------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....        13,179        51,807      3,915,658
   Contract redemptions ...................................       (40,438)     (108,525)   (13,017,601)
   Net transfers (including mortality transfers) ..........       229,214        36,222     (2,376,470)
----------------------------------------------------------------------------------------  -------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................       201,955       (20,496)   (11,478,413)
----------------------------------------------------------------------------------------  -------------
     Net increase (decrease) in net assets ................       406,496       190,927     10,890,922
----------------------------------------------------------------------------------------  -------------
Net assets, beginning of period ...........................       458,000       930,367    125,507,159
----------------------------------------------------------------------------------------  -------------
     Net assets, end of period ............................   $   864,496   $ 1,121,294   $136,398,081
========================================================================================  =============

      The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                              49

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in
1980 as a  segregated  investment  account  for  individual  and group  variable annuity contracts which are registered under the Securities Act of 1933. Account
C is  registered  under the  Investment  Company  Act of 1940,  as amended  (the
"Act"), as a unit investment trust. Account C was originally registered with the
U.S.  Securities and Exchange  Commission as a diversified  open-end  management investment  company  under  the  Act.  Effective  May  1,  1993,  Account  C was restructured into a single unit investment trust.

      The  operations  of Account C are included in the  operations of Jefferson
National Life Insurance  Company (the "Company"),  a wholly-owned  subsidiary of
Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain  members of management of JNFC,  consummated  an $83 million  management buyout,  the  proceeds of which were used to acquire the  outstanding  shares of
JNFC and contribute $20,660,000 of capital to the company.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment  adviser  and is 100%  owned by JNFC.  JNF  serves as  adviser to the
Northern  Lights JNF portfolios,  but  sub-advises the investment  management of these portfolios to an unaffiliated registered investment adviser.

      Various  lawsuits  against the Company may arise in the ordinary course of the Company's  business.  Contingent  liabilities  arising from ordinary  course litigation,  income  taxes and other  matters are not expected to be material in relation to the financial  position of the Company.  Effective October 23, 2002,
the  Company  was  acquired  from  Conseco  Life  Insurance   Company  of  Texas
("Conseco")  and is  indemnified  by  Conseco  for  all  cases  known  as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are  subject.  Neither the Company nor
Jefferson  National  Financial  Securities  Corporation,  the distributor of the
Account  C's  contracts,  is  involved  in any  litigation  that is of  material importance in relation to their total assets or that relates to Account C.

      The following investment  subaccounts are available to new investors as of
December 31, 2011:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Ultra Fund
   Value Fund
   Vista Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST II
   CVP Seligman Global Technology Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   Kaufmann Fund II
   Managed Volatility Fund II
INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Dividend Growth Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
JANUS ASPEN SERIES (INSTITUTIONAL)
   Balanced Portfolio
   Enterprise Portfolio
   Forty Portfolio
   Janus Portfolio
   Overseas Portfolio
   Perkins Mid Cap Value Portfolio
   Worldwide Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
   Capital Structure Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)
   Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long-Term US Government Portfolio
   Low Duration Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Strategic Income Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Strategy Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse Russell 2000(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
RYDEX VARIABLE TRUST (CONTINUED)
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI All-Asset Aggressive Strategy Fund
   SGI All-Asset Conservative Strategy Fund
   SGI All-Asset Moderate Strategy Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI Multi-Hedge Strategies Fund
   SGI U.S. Long Short Momentum
   Strengthening Dollar 2X Strategy Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
   Weakening Dollar 2X Strategy Fund
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted  Accounting  Principles  in the United  States of America  (GAAP).  The
preparation of financial  statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported increases and decreases in net assets from operations  during the reporting  period.  Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

      In May 2011,  the Financial  Accounting  Standards  Board,  issued ASU No.
2011-04,  Fair Value  Measurement.  The ASU generally  aligns the principles for fair value measurements and the related disclosure  requirements under GAAP. The
ASU  changes  certain  fair  value  measurement   principles  and  enhances  the
disclosure require-

                                                                              51

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

ments,  particularly  for Level 3 fair  value  measurements.  The  amendment  is effective  on a  prospective  basis for  interim  and annual  reporting  periods beginning  after  December  15,  2011  and  early  adoption  is  not  permitted.
Management is currently  assessing the impact of the adoption of this  guidance, but does not  anticipate  any  material  impact on its  results  of  operations, financial position or liquidity.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business
day,  as  determined  by  the  investment   fund  managers.   Investment   share
transactions  are  accounted  for on a trade  date  basis (the date the order to purchase or redeem  shares is executed)  and dividend  income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis.  Account C does not hold any investments that are restricted as to resale.

      Investment  income and net realized  capital gains (losses) and unrealized appreciation  (depreciation)  on  investments  are allocated to the contracts on each valuation  period based on each  contract's pro rata share of the assets of
Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision  for federal  income taxes has been made in the  accompanying financial  statements  because the  operations  of Account C are included in the total  operations of the Company,  which is treated as a life insurance  company for federal income tax purposes under the Internal  Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable  until  received by the  contract  owner or  beneficiary  in the form of annuity payments or other distributions.

      Account  C does not  believe  it has  taken  any  material  uncertain  tax positions and, accordingly,  it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract  reserves for  deferred  annuities  and for annuity  payments not involving life  contingencies  are comprised of net contract  purchase  payments less  redemptions  and benefits.  These  reserves are adjusted daily for the net investment  income  (expense)  and net realized  gains  (losses) and  unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract  owners' life contingent  annuity payment reserves are computed  according to the A2000  Annuitant  Mortality  Table.  The standard  assumed  investment  return is 3.5  percent  or 5 percent  based  upon annuitant's selection.  The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the  variable  annuity  account by the  Company to cover  greater  longevity  of annuitants  than  expected.  Conversely,  if amounts  allocated  exceed  amounts required,  transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net  Transfers  line of the  accompanying  Statement of Changes in Net
Assets is comprised of the net of any  transfers  into or from the fund from any other funds within this  product plus any transfer of mortality  risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage  is defined as the gain or loss  resulting  from the  differences between the transaction  effective and processing dates. This amount is included in the Net contract  purchase  payments  line in the  accompanying  Statement of
Changes in Net  Assets.  Breakage  for the year ended  December  31, 2011 was an expense of $520 and was income of $1,882 for the year ended December 31, 2010.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP  defines fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly  transaction between market  participants on the measurement  date. GAAP also establishes a hierarchy for  inputs  to be  used in  measuring  fair  value  that  maximizes  the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most  unobservable  inputs be used when  available.  Observable  inputs  are inputs that market  participants  would use in pricing the asset developed based on market data  obtained  from sources  independent  of Account C.  Unobservable inputs are inputs that reflect  Account C's  assumptions  about the  assumptions market participants would use in pricing the asset based on the best information available in the  circumstances.  The hierarchy is broken down into three levels based on the reliability of inputs as follows:

   o  Level 1-   Observable inputs are unadjusted,   quoted prices for identical
                 assets or  liabilities  in active  markets  at the  measurement date.  Level 1 securities  include highly liquid U.S.  Treasury securities and certain common stocks.

   o  Level 2-   Observable  inputs  other than quoted prices  included in Level
                 1 that  are  observable  for the  asset  or  liability  through corroboration  with market data at the  measurement  date. Most debt securities, mutual funds, preferred stocks, certain equity securities,  short-term  investments  and derivatives are model priced using observable inputs and are classified with Level 2.

   o  Level 3-   Unobservable inputs  that  reflect management's  best  estimate of what market  participants  would use in pricing the asset or liability at the measurement  date.  Examples of Level 3 assets include investments in limited partnerships.

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business day, as determined by the  respective  fund  managers.  Account C includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities  that are measured at fair  value on a  recurring  basis and are  categorized  using the fair value hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================

                          FAIR VALUE MEASUREMENTS USING
=================================================================================
                                    QUOTED PRICES      SIGNIFICANT
                                      IN ACTIVE          OTHER       SIGNIFICANT
                                     MARKETS FOR       OBSERVABLE   UNOBSERVABLE
                    TOTAL AS OF    IDENTICAL ASSETS      INPUTS        INPUTS
                     12/31/2011       (LEVEL 1)         (LEVEL 2)     (LEVEL 3)
---------------------------------------------------------------------------------

Assets:
   Mutual Funds:
---------------------------------------------------------------------------------
Balanced .......   $   7,798,736   $             --   $  7,798,736  $         --
---------------------------------------------------------------------------------
Bond ...........       3,908,836                 --      3,908,836            --
---------------------------------------------------------------------------------
Money Market ...       6,005,116                 --      6,005,116            --
---------------------------------------------------------------------------------
Stock ..........     102,101,959                 --    102,101,959            --
---------------------------------------------------------------------------------
                   $ 119,814,647                 --   $119,814,647            --
                   ==============================================================

      Account C's  investments  include various mutual funds whose fair value is calculated  using the net asset  value  (NAV) per  share.  The  following  table indicates the investments with a reported NAV:

             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2011
====================================================================================
                                                           REDEMPTION     OTHER
                     FAIR VALUE    UNFUNDED   REDEMPTION     NOTICE     REDEMPTION
INVESTMENT           USING NAV    COMMITMENT   FREQUENCY     PERIOD*   RESTRICTIONS
------------------------------------------------------------------------------------

Mutual Funds:
------------------------------------------------------------------------------------
Balanced ........  $   7,798,736         N/A       Daily  0 - 90 days          None
------------------------------------------------------------------------------------
Bond ............      3,908,836         N/A       Daily  0 - 90 days          None
------------------------------------------------------------------------------------
Money Market ....      6,005,116         N/A       Daily         None          None
------------------------------------------------------------------------------------
Stock ...........    102,101,959         N/A       Daily  0 - 90 days          None
------------------------------------------------------------------------------------
                   $ 119,814,647
                   =============

* Varies by individual fund.

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate  cost of purchases of  investments  in portfolio  shares was
$26,769,662  and  $29,543,450  for the years ended  December  31, 2011 and 2010, respectively.  The  aggregate  proceeds from sales of  investments  in portfolio shares were  $39,664,277  and  $40,887,926 for the years ended December 31, 2011 and 2010, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios,  such payments are not affected by mortality or expense  experience  because the Company  assumes the mortality and expense risks under the contracts.

      The  mortality  risk assumed by the Company  results from the life annuity payment  option in the  contracts  in which the Company  agrees to make  annuity payments regardless of how long a particular annuitant or other payee lives. The annuity  payments  are  determined  in  accordance  with annuity  purchase  rate provisions  established  at the  time the  contracts  are  issued.  Based on the actuarial  determination of expected mortality,  the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense  risk  assumed by the Company is the risk that the  deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The  Company  deducts  daily  from  Account C a fee,  which is equal on an annual  basis to 1.00  percent of the daily  value of the total  investments  of
Account C, for  assuming  the  mortality  and expense  risks  except for the JNF
Equity,  of the Northern  Lights Series Trust which is 0.69 percent.  These fees were  $1,176,672  and $1,138,211 for the years ended December 31, 2011 and 2010, respectively.

      Pursuant to an agreement  between  Account C and the Company (which may be terminated  by  the  Company  at any  time),  the  Company  provides  sales  and administrative  services to Account C, as well as a minimum  death benefit prior to  retirement  for certain  contracts.  Under  individual  contracts  and group deferred compensation contracts,  the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the  contract has been held.  In addition,  the Company  deducts units from certain  contracts  annually and upon full surrender to cover an  administrative  fee of $15, $20, or $25. This fee is recorded  as a  redemption  in the  accompanying  Statements  of  Changes in Net
Assets.  Under  group  contracts  no longer  being sold,  the Company  deducts a percentage  of the  renewal  contract  purchase  payments  to  cover  sales  and administrative expenses and the minimum death benefit prior to retirement of the contract owners.  The annual contract fee and surrender charges were $65,921 and
$94,650 for the years ended December 31, 2011 and 2010, respectively.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the  percentage  change of unit values from the beginning of the period  represented  to the end of the period  represented.
These  ratios do not include any expenses  assessed  through the  redemption  of units.  Investment  options with a date notation  indicate the effective date of that investment option in the variable  account.  The total return is calculated for  each  period  indicated  from  the  effective  date  though  the end of the reporting period.

      The  investment  income  ratio is the  ratio of  income  dividends  to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio  consists of the  mortality and expense  charge for each period  indicated.  This ratio  includes  only those  expenses  that result in a direct  reduction  to unit  values.  Charges  made  directly to  contract  owner accounts  through the  redemption of units and expenses of the  underlying  fund have been excluded. Details begin on the following page.

                                                                              53

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      December 31, 2011 .................................      408    $   4.74      $  1,953       -1.25%      0.11%      1.00%
      December 31, 2010 .................................      410        4.80         1,990       12.94%      0.40%      1.00%
      December 31, 2009 .................................      440        4.25         1,898       49.65%      0.00%      1.00%
      December 31, 2008 .................................      485        2.84         1,398      -45.70%      0.00%      1.00%
      December 31, 2007 .................................      547        5.23         2,902       32.07%      0.00%      1.00%
   Large Cap Growth Portfolio
      December 31, 2011 .................................      560        1.89         1,057       -1.05%      1.01%      1.00%
      December 31, 2010 .................................      593        1.91         1,135       11.70%      0.74%      1.00%
      December 31, 2009 .................................      651        1.71         1,111       46.15%      0.65%      1.00%
      December 31, 2008 .................................      654        1.17           763      -46.58%      0.22%      1.00%
      December 31, 2007 .................................      691        2.19         1,513       19.02%      0.32%      1.00%
   Mid Cap Growth Portfolio
      December 31, 2011 .................................      260        2.37           616       -9.20%      0.34%      1.00%
      December 31, 2010 .................................      296        2.61           773       18.10%      0.00%      1.00%
      December 31, 2009 .................................      295        2.21           651       50.34%      0.00%      1.00%
      December 31, 2008 .................................      316        1.47           464      -58.71%      0.17%      1.00%
      December 31, 2007 .................................      361        3.56         1,288       29.93%      0.00%      1.00%
   Small Cap Growth Portfolio
      December 31, 2011 .................................      785        1.95         1,531       -3.94%      0.00%      1.00%
      December 31, 2010 .................................      862        2.03         1,754       23.78%      0.00%      1.00%
      December 31, 2009 .................................      904        1.64         1,483       43.86%      0.00%      1.00%
      December 31, 2008 .................................      994        1.14         1,131      -46.98%      0.00%      1.00%
      December 31, 2007 .................................    1,147        2.15         2,468       16.22%      0.00%      1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2011 .................................       26        1.19            31        5.31%      1.27%      1.00%
      December 31, 2010 .................................       20        1.13            23       11.88%      0.00%      1.00%
      December 31, 2009 .................................       17        1.01            17       18.82%      4.30%      1.00%
      December 31, 2008 .................................       15        0.85            12      -40.97%      2.23%      1.00%
      December 31, 2007 .................................       10        1.44            14        4.35%      1.59%      1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2011 .................................        8       12.45            94        4.27%      1.71%      1.00%
      December 31, 2010 .................................        7       11.94            89       10.45%      1.91%      1.00%
      December 31, 2009 .................................        7       10.81            72       14.39%      5.17%      1.00%
      December 31, 2008 .................................        5        9.45            50      -21.12%      1.99%      1.00%
      December 31, 2007 .................................        2       11.98            23        3.90%      0.73%      1.00%
   Income & Growth Fund
      December 31, 2011 .................................       89        1.21           108        2.54%      1.58%      1.00%
      December 31, 2010 .................................       81        1.18            96       12.38%      1.52%      1.00%
      December 31, 2009 .................................       82        1.05            86       16.67%      4.66%      1.00%
      December 31, 2008 .................................       80        0.90            71      -34.78%      1.97%      1.00%
      December 31, 2007 .................................      104        1.38           144       -1.43%      1.57%      1.00%
   Inflation Protection Fund
      December 31, 2011 .................................        8       14.20           114       10.68%      4.75%      1.00%
      December 31, 2010 .................................        3       12.83            35        4.06%      1.65%      1.00%
      December 31, 2009 .................................        3       12.33            34        9.12%      1.15%      1.00%
      December 31, 2008 .................................        6       11.30            72       -2.59%      4.51%      1.00%
      December 31, 2007 .................................       --       11.60             2        8.41%      5.79%      1.00%
   International Fund
      December 31, 2011 .................................      432        1.53           661      -13.07%      1.53%      1.00%
      December 31, 2010 .................................      518        1.76           911       12.10%      2.28%      1.00%
      December 31, 2009 .................................      533        1.57           836       33.05%      2.21%      1.00%
      December 31, 2008 .................................      681        1.18           806      -45.62%      0.81%      1.00%
      December 31, 2007 .................................      587        2.17         1,271       17.30%      0.62%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Large Company Value Fund
      December 31, 2011 .................................       --    $   7.62      $      2        0.00%      1.64%      1.00%
      December 31, 2010 .................................       --        7.62             2        9.96%      1.55%      1.00%
      December 31, 2009 .................................       --        6.93             2       18.87%      7.10%      1.00%
      December 31, 2008 .................................        2        5.83            11      -37.91%      0.00%      1.00%
      December 31, 2007 .................................       --        9.39            --       -6.47%      0.00%      1.00%
      Inception May 1, 2007 .............................       --       10.04            --         N/A        N/A        N/A
   Ultra Fund
      December 31, 2011 .................................        1       10.25            10        0.00%      0.00%      1.00%
      December 31, 2010 .................................        4       10.25            40       14.91%      0.48%      1.00%
      December 31, 2009 .................................       --        8.92            --       33.13%      0.00%      1.00%
      December 31, 2008 .................................       --        6.70            --      -42.04%      0.00%      1.00%
      December 31, 2007 .................................       --       11.56            --       15.37%      0.00%      1.00%
      Inception May 1, 2007 .............................       --       10.02            --         N/A        N/A        N/A
   Value Fund
      December 31, 2011 .................................      301        2.27           683        0.00%      2.02%      1.00%
      December 31, 2010 .................................      329        2.27           746       12.38%      2.22%      1.00%
      December 31, 2009 .................................      333        2.02           672       18.82%      5.70%      1.00%
      December 31, 2008 .................................      351        1.70           597      -27.66%      2.48%      1.00%
      December 31, 2007 .................................      435        2.35         1,021       -6.00%      1.54%      1.00%
   Vista Fund
      December 31, 2011 .................................        6        8.55            53       -8.85%      0.00%      1.00%
      December 31, 2010 .................................        7        9.38            67       22.77%      0.00%      1.00%
      December 31, 2009 .................................        8        7.64            62       21.27%      0.00%      1.00%
      December 31, 2008 .................................       11        6.30            70      -49.19%      0.00%      1.00%
      December 31, 2007 .................................       40       12.40           492       24.37%      0.00%      1.00%
      Inception May 1, 2007 .............................       --        9.97            --         N/A        N/A        N/A
COLUMBIA VARIABLE PRODUCTS TRUST:
   CVP Seligman Global Technology Portfolio
      December 31, 2011 .................................      127        0.69            89       -8.00%      0.00%      1.00%
      December 31, 2010 .................................       67        0.75            51       15.38%      0.00%      1.00%
      December 31, 2009 .................................       98        0.65            65       58.54%      0.00%      1.00%
      December 31, 2008 .................................       91        0.41            38      -40.58%      0.00%      1.00%
      December 31, 2007 .................................       91        0.69            65       13.11%      0.00%      1.00%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2011 .................................        2       11.09            25        3.94%      9.95%      1.00%
      December 31, 2010 .................................        5       10.67            58        2.99%      3.78%      1.00%
      December 31, 2009 .................................        3       10.36            34        8.71%      3.33%      1.00%
      December 31, 2008 .................................        2        9.53            21      -10.93%      9.83%      1.00%
      December 31, 2007 .................................       --       10.70            --       -2.73%      1.58%      1.00%
THE DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index Portfolio
      December 31, 2011 .................................        4       13.48            54       -0.44%      0.97%      1.00%
      December 31, 2010 .................................        7       13.54            97       24.56%      0.35%      1.00%
      December 31, 2009 .................................        8       10.87            89       23.80%      0.56%      1.00%
      December 31, 2008 .................................        1        8.78             8      -31.62%      0.82%      1.00%
      December 31, 2007 .................................        1       12.84            15       -1.61%      0.49%      1.00%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2011 .................................      825        2.13         1,779       -0.47%      0.89%      1.00%
      December 31, 2010 .................................      866        2.14         1,872       13.83%      0.90%      1.00%
      December 31, 2009 .................................      961        1.88         1,827       32.39%      0.95%      1.00%
      December 31, 2008 .................................    1,046        1.42         1,502      -35.16%      0.76%      1.00%
      December 31, 2007 .................................    1,196        2.19         2,646        6.83%      0.53%      1.00%
DREYFUS STOCK INDEX FUND
      December 31, 2011 .................................    2,466        2.59         6,487        1.17%      1.81%      1.00%
      December 31, 2010 .................................    2,878        2.56         7,500       13.27%      1.82%      1.00%
      December 31, 2009 .................................    3,103        2.26         7,134       25.56%      2.08%      1.00%
      December 31, 2008 .................................    3,380        1.80         6,224      -37.93%      2.10%      1.00%
      December 31, 2007 .................................    3,772        2.90        11,178        4.32%      1.69%      1.00%

                                                                              55

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2011 .................................       80    $   1.27      $    101      -19.11%      2.29%      1.00%
      December 31, 2010 .................................       87        1.57           137        3.29%      2.03%      1.00%
      December 31, 2009 .................................      107        1.52           163       29.91%      3.92%      1.00%
      December 31, 2008 .................................      110        1.17           129      -38.10%      2.55%      1.00%
      December 31, 2007 .................................      151        1.89           286        3.28%      1.64%      1.00%
FEDERATED INSURANCE SERIES:
   High Income Bond Fund II
      December 31, 2011 .................................      161        2.53           406        4.12%      9.80%      1.00%
      December 31, 2010 .................................      225        2.43           546       13.55%      8.89%      1.00%
      December 31, 2009 .................................      242        2.14           521       51.77%      9.23%      1.00%
      December 31, 2008 .................................      188        1.41           269      -26.94%      9.86%      1.00%
      December 31, 2007 .................................      219        1.93           429        2.66%      7.30%      1.00%
   Kaufmann Fund II
      December 31, 2011 .................................       12        9.23           114      -14.30%      0.74%      1.00%
      December 31, 2010 .................................       31       10.77           332       16.56%      0.00%      1.00%
      December 31, 2009 .................................       30        9.24           278       27.80%      0.00%      1.00%
      December 31, 2008 .................................       25        7.23           183      -42.48%      0.00%      1.00%
      December 31, 2007 .................................       23       12.57           288       19.49%      0.00%      1.00%
   Managed Volatility Fund II
      December 31, 2011 .................................      135        1.91           261        3.80%      4.22%      1.00%
      December 31, 2010 .................................      181        1.84           337       10.84%      5.60%      1.00%
      December 31, 2009 .................................      167        1.66           281       27.69%      4.78%      1.00%
      December 31, 2008 .................................      150        1.30           199      -21.69%      5.31%      1.00%
      December 31, 2007 .................................      120        1.66           204        3.11%      6.08%      1.00%
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2011 .................................       38        1.17            45       -4.88%      0.44%      1.00%
      December 31, 2010 .................................       74        1.23            91        6.03%      0.34%      1.00%
      December 31, 2009 .................................       95        1.16           110       46.84%      1.29%      1.00%
      December 31, 2008 .................................       91        0.79            72      -52.41%      0.54%      1.00%
      December 31, 2007 .................................       81        1.66           135        0.00%      0.39%      1.00%
   Core Equity Fund
      December 31, 2011 .................................        6       10.99            70       -1.08%      1.00%      1.00%
      December 31, 2010 .................................        5       11.11            61        8.50%      0.90%      1.00%
      December 31, 2009 .................................        7       10.24            68       27.05%      2.06%      1.00%
      December 31, 2008 .................................        5        8.06            42      -30.87%      1.88%      1.00%
      December 31, 2007 .................................        7       11.66            76        7.07%      1.12%      1.00%
   Dividend Growth Fund
      December 31, 2011 .................................        5        9.16            50       -8.31%      0.00%      1.00%
      Inception April 29, 2011 ..........................       --        9.99            --         N/A        N/A        N/A
   Global Health Care Fund
      December 31, 2011 .................................       53        1.22            65        2.52%      0.00%      1.00%
      December 31, 2010 .................................       47        1.19            55        4.39%      0.00%      1.00%
      December 31, 2009 .................................       42        1.14            48       26.67%      0.29%      1.00%
      December 31, 2008 .................................       68        0.90            62      -29.69%      0.00%      1.00%
      December 31, 2007 .................................       58        1.28            74       11.30%      0.00%      1.00%
   Global Real Estate Fund
      December 31, 2011 .................................      298        2.28           679       -7.32%      3.84%      1.00%
      December 31, 2010 .................................      320        2.46           787       16.59%      4.92%      1.00%
      December 31, 2009 .................................      340        2.11           719       30.25%      0.00%      1.00%
      December 31, 2008 .................................      333        1.62           541      -45.27%      5.17%      1.00%
      December 31, 2007 .................................      454        2.96         1,344       -6.62%      4.25%      1.00%
   High Yield Fund
      December 31, 2011 .................................        3       15.09           109       -0.07%      7.07%      1.00%
      December 31, 2010 .................................        2       15.10            98       12.43%     11.46%      1.00%
      December 31, 2009 .................................        2       13.43            94       51.24%      8.00%      1.00%
      December 31, 2008 .................................        3        8.88            68      -26.43%      9.79%      1.00%
      December 31, 2007 .................................        4       12.07            67        0.25%      7.47%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Mid Cap Core Equity Fund
      December 31, 2011 .................................       24    $   1.67      $     39       -7.73%      0.08%      1.00%
      December 31, 2010 .................................       26        1.81            46       13.13%      0.27%      1.00%
      December 31, 2009 .................................       43        1.60            69       28.00%      1.09%      1.00%
      December 31, 2008 .................................       36        1.25            45      -29.38%      1.70%      1.00%
      December 31, 2007 .................................       22        1.77            38        8.59%      0.05%      1.00%
   Technology Fund
      December 31, 2011 .................................       15        0.65            10       -5.80%      0.05%      1.00%
      December 31, 2010 .................................       52        0.69            36       21.05%      0.00%      1.00%
      December 31, 2009 .................................       47        0.57            27       54.05%      0.00%      1.00%
      December 31, 2008 .................................       61        0.37            22      -44.78%      0.00%      1.00%
      December 31, 2007 .................................       40        0.67            27        6.35%      0.00%      1.00%
JANUS ASPEN SERIES:
   Balanced Portfolio ...................................
      December 31, 2011 .................................       40       11.68           467        0.60%      2.50%      1.00%
      December 31, 2010 .................................       38       11.61           443        7.30%      2.94%      1.00%
      December 31, 2009 .................................       27       10.82           297       24.65%      3.38%      1.00%
      December 31, 2008 .................................       17        8.68           148      -16.70%      2.65%      1.00%
      December 31, 2007 .................................       30       10.42           309        4.30%      1.77%      1.00%
      Inception May 1, 2007 .............................       --        9.99            --         N/A        N/A        N/A
   Enterprise Portfolio
      December 31, 2011 .................................    1,465        3.04         4,463       -2.56%      0.00%      1.00%
      December 31, 2010 .................................    1,593        3.12         4,973       24.80%      0.07%      1.00%
      December 31, 2009 .................................    1,849        2.50         4,631       43.68%      0.00%      1.00%
      December 31, 2008 .................................    1,992        1.74         3,480      -44.41%      0.25%      1.00%
      December 31, 2007 .................................    2,144        3.13         6,713       20.85%      0.22%      1.00%
   Forty Portfolio
      December 31, 2011 .................................        5        9.94            48       -7.62%      0.35%      1.00%
      December 31, 2010 .................................        8       10.76            84        5.70%      0.16%      1.00%
      December 31, 2009 .................................       43       10.18           439       44.81%      0.04%      1.00%
      December 31, 2008 .................................       43        7.03           304      -44.69%      0.17%      1.00%
      December 31, 2007 .................................       37       12.71           473       27.10%      0.34%      1.00%
      Inception May 1, 2007 .............................       --       10.00            --         N/A        N/A        N/A
   Janus Portfolio
      December 31, 2011 .................................    1,542        2.20         3,437       -5.98%      0.59%      1.00%
      December 31, 2010 .................................    1,623        2.34         3,859       13.04%      1.08%      1.00%
      December 31, 2009 .................................    1,828        2.07         3,830       35.29%      0.55%      1.00%
      December 31, 2008 .................................    2,015        1.53         3,125      -40.23%      0.75%      1.00%
      December 31, 2007 .................................    2,097        2.56         5,450       13.78%      0.73%      1.00%
   Overseas Portfolio
      December 31, 2011 .................................      405        2.90         1,174      -32.87%      0.44%      1.00%
      December 31, 2010 .................................      502        4.32         2,168       24.14%      0.71%      1.00%
      December 31, 2009 .................................      452        3.48         1,575       77.55%      0.58%      1.00%
      December 31, 2008 .................................      516        1.96         1,011      -52.54%      1.21%      1.00%
      December 31, 2007 .................................      829        4.13         3,426       27.08%      0.65%      1.00%
   Perkins Mid Cap Value Portfolio
      December 31, 2011 .................................        6       10.38            58       -3.53%      0.78%      1.00%
      December 31, 2010 .................................        5       10.76            56       14.47%      0.79%      1.00%
      December 31, 2009 .................................        3        9.40            31       32.39%      0.68%      1.00%
      December 31, 2008 .................................        2        7.10            14      -28.50%      1.32%      1.00%
      December 31, 2007 .................................       --        9.93             2       -0.80%      4.41%      1.00%
      Inception May 1, 2007 .............................       --       10.01            --         N/A        N/A        N/A
   Worldwide Portfolio
      December 31, 2011 .................................    2,114        2.29         4,869      -14.55%      0.57%      1.00%
      December 31, 2010 .................................    2,354        2.68         6,348       15.02%      0.61%      1.00%
      December 31, 2009 .................................    2,612        2.33         6,148       36.26%      1.42%      1.00%
      December 31, 2008 .................................    2,873        1.71         4,964      -45.19%      1.19%      1.00%
      December 31, 2007 .................................    3,255        3.12        10,276        8.33%      0.76%      1.00%

                                                                              57

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
      December 31, 2011 .................................       48    $  25.28      $  1,219      -18.82%      1.80%      1.00%
      December 31, 2010 .................................       59       31.14         1,840       21.50%      1.27%      1.00%
      December 31, 2009 .................................       58       25.63         1,492       68.18%      2.79%      1.00%
      December 31, 2008 .................................       61       15.24           936      -49.25%      2.29%      1.00%
      December 31, 2007 .................................       56       30.03         1,695       32.00%      1.55%      1.00%
   International Equity Portfolio
      December 31, 2011 .................................        7       12.00            84       -8.26%      1.96%      1.00%
      December 31, 2010 .................................        7       13.08            95        5.74%      1.37%      1.00%
      December 31, 2009 .................................        7       12.37            89       20.21%      2.59%      1.00%
      December 31, 2008 .................................        8       10.29            82      -37.64%      1.31%      1.00%
      December 31, 2007 .................................        8       16.50           136        9.63%      3.01%      1.00%
   US Small-Mid Cap Equity Portfolio
      December 31, 2011 .................................      203        1.80           366      -10.00%      0.00%      1.00%
      December 31, 2010 .................................      197        2.00           395       21.95%      0.28%      1.00%
      December 31, 2009 .................................      258        1.64           421       51.85%      0.00%      1.00%
      December 31, 2008 .................................      184        1.08           199      -37.21%      0.00%      1.00%
      December 31, 2007 .................................      148        1.72           255       -8.02%      0.00%      1.00%
   US Strategic Equity Portfolio
      December 31, 2011 .................................       26        1.23            32        1.65%      1.03%      1.00%
      December 31, 2010 .................................       26        1.21            32       11.01%      0.45%      1.00%
      December 31, 2009 .................................       71        1.09            77       25.29%      0.96%      1.00%
      December 31, 2008 .................................       66        0.87            57      -35.56%      0.83%      1.00%
      December 31, 2007 .................................       61        1.35            83       -2.17%      1.36%      1.00%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      December 31, 2011 .................................        2        9.46            21        1.50%      0.17%      1.00%
      December 31, 2010 .................................        3        9.32            24       23.77%      0.15%      1.00%
      December 31, 2009 .................................        2        7.53            14       33.27%      0.00%      1.00%
      December 31, 2008 .................................        1        5.65             6      -41.02%      0.00%      1.00%
      December 31, 2007 .................................        1        9.58             5       -3.23%      0.00%      1.00%
      Inception April 30, 2007 ..........................       --        9.90            --         N/A        N/A        N/A
   ClearBridge Equity Income Builder Portfolio
      December 31, 2011 .................................        1        9.33            12        6.87%      7.14%      1.00%
      December 31, 2010 .................................       --        8.73             2       11.07%      4.05%      1.00%
      December 31, 2009 .................................       --        7.86             2       21.67%      2.48%      1.00%
      December 31, 2008 .................................        1        6.46             7      -35.66%      1.04%      1.00%
      December 31, 2007 .................................       --       10.04             3        0.90%      0.86%      1.00%
      Inception April 30, 2007 ..........................       --        9.95            --         N/A        N/A        N/A
   ClearBridge Fundamental All Cap Value Portfolio
      December 31, 2011 .................................        1        8.21             6       -7.13%      1.06%      1.00%
      December 31, 2010 .................................        1        8.84             7       15.40%      1.80%      1.00%
      December 31, 2009 .................................        1        7.66             6       28.09%      1.70%      1.00%
      December 31, 2008 .................................       --        5.98             2      -37.18%      1.70%      1.00%
      December 31, 2007 .................................        1        9.52             6       -3.84%      0.33%      1.00%
      Inception April 30, 2007 ..........................       --        9.90            --         N/A        N/A        N/A
   ClearBridge Large Cap Growth Portfolio
      December 31, 2011 .................................       --        9.31             5       -1.69%      0.33%      1.00%
      December 31, 2010 .................................       --        9.47             4        8.73%      0.13%      1.00%
      December 31, 2009 .................................       --        8.71             4       40.94%      0.31%      1.00%
      December 31, 2008 .................................       --        6.18             2      -37.89%      0.24%      1.00%
      December 31, 2007 .................................       --        9.95             4        0.51%      0.02%      1.00%
      Inception April 30, 2007 ..........................       --        9.90            --         N/A        N/A        N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      December 31, 2011 .................................        1       13.86            13        0.73%      3.11%      1.00%
      December 31, 2010 .................................        5       13.76            64       13.81%      6.75%      1.00%
      December 31, 2009 .................................        2       12.09            29       54.01%      9.90%      1.00%
      December 31, 2008 .................................       --        7.85            --      -31.56%      0.00%      1.00%
      December 31, 2007 .................................       --       11.47            --       -1.04%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
   Western Asset Strategic Bond Portfolio
      December 31, 2011 .................................        8    $  13.16      $    109        5.87%      4.51%      1.00%
      December 31, 2010 .................................        7       12.43            94       10.69%      1.89%      1.00%
      December 31, 2009 .................................        5       11.23            56       20.62%      4.52%      1.00%
      December 31, 2008 .................................        3        9.31            27      -17.90%      6.64%      1.00%
      December 31, 2007 .................................        3       11.34            31        0.98%      5.79%      1.00%
LORD ABBETT SERIES FUND, INC.:
   Capital Structure Portfolio
      December 31, 2011 .................................       49        1.69            83       -1.17%      2.53%      1.00%
      December 31, 2010 .................................       63        1.71           107       14.00%      3.42%      1.00%
      December 31, 2009 .................................       49        1.50            73       21.95%      2.69%      1.00%
      December 31, 2008 .................................       68        1.23            83      -26.79%      2.87%      1.00%
      December 31, 2007 .................................      193        1.68           324        1.82%      4.10%      1.00%
   Growth and Income Portfolio
      December 31, 2011 .................................      443        1.41           624       -6.62%      0.69%      1.00%
      December 31, 2010 .................................      503        1.51           762       16.15%      0.57%      1.00%
      December 31, 2009 .................................      504        1.30           657       17.12%      1.06%      1.00%
      December 31, 2008 .................................      533        1.11           590      -36.93%      1.43%      1.00%
      December 31, 2007 .................................      576        1.76         1,013        2.33%      1.13%      1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2011 .................................       13        1.27            17       -0.78%      0.00%      1.00%
      December 31, 2010 .................................       25        1.28            32       28.00%      0.00%      1.00%
      December 31, 2009 .................................       62        1.00            62       29.87%      0.00%      1.00%
      December 31, 2008 .................................       58        0.77            44      -43.80%      0.00%      1.00%
      December 31, 2007 .................................       77        1.37           105       21.24%      0.00%      1.00%
   Partners Portfolio
      December 31, 2011 .................................      149        1.59           261      -12.15%      0.00%      1.00%
      December 31, 2010 .................................      144        1.81           296       14.56%      0.62%      1.00%
      December 31, 2009 .................................      169        1.58           304       53.40%      3.46%      1.00%
      December 31, 2008 .................................      196        1.03           229      -52.75%      0.50%      1.00%
      December 31, 2007 .................................      225        2.18           556        8.46%      0.62%      1.00%
   Regency Portfolio
      December 31, 2011 .................................       22        1.78            40       -7.29%      0.57%      1.00%
      December 31, 2010 .................................       38        1.92            74       24.68%      0.70%      1.00%
      December 31, 2009 .................................       49        1.54            76       45.28%      1.46%      1.00%
      December 31, 2008 .................................       92        1.06            98      -46.46%      1.23%      1.00%
      December 31, 2007 .................................       63        1.98           125        2.59%      0.45%      1.00%
   Short Duration Bond Portfolio
      December 31, 2011 .................................      150        1.40           209       -0.71%      4.20%      1.00%
      December 31, 2010 .................................      126        1.41           178        4.44%      5.92%      1.00%
      December 31, 2009 .................................       94        1.35           126       12.50%      8.34%      1.00%
      December 31, 2008 .................................       43        1.20            52      -14.29%      3.19%      1.00%
      December 31, 2007 .................................      104        1.40           146        3.70%      2.65%      1.00%
   Small Cap Growth Portfolio
      December 31, 2011 .................................       23        1.24            29       -2.36%      0.00%      1.00%
      December 31, 2010 .................................       57        1.27            72       18.69%      0.00%      1.00%
      December 31, 2009 .................................        8        1.07             9       21.59%      0.00%      1.00%
      December 31, 2008 .................................        7        0.88             6      -40.14%      0.00%      1.00%
      December 31, 2007 .................................       11        1.47            17       -0.68%      0.00%      1.00%
   Socially Responsive Portfolio
      December 31, 2011 .................................       --       13.08             6       -4.04%      0.23%      1.00%
      December 31, 2010 .................................        1       13.63            12       21.59%      0.04%      1.00%
      December 31, 2009 .................................        1       11.21             9       30.05%      2.84%      1.00%
      December 31, 2008 .................................       --        8.62             4      -40.01%      2.30%      1.00%
      December 31, 2007 .................................       --       14.37             4        6.52%      0.08%      1.00%

                                                                              59

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2011 .................................      625    $  10.46      $  6,692        5.02%      1.27%      1.00%
      December 31, 2010 .................................      704        9.96         7,176       10.54%      1.39%      1.00%
      December 31, 2009 .................................      794        9.01         7,312       20.78%      1.76%      1.00%
      December 31, 2008 .................................      933        7.46         7,104      -23.96%      2.07%      1.00%
      December 31, 2007 .................................    1,075        9.81        10,755       -2.19%      1.16%      1.00%
      Inception May 1, 2007 .............................       --       10.03            --         N/A        N/A        N/A
   JNF Equity Portfolio - Qualified
      December 31, 2011 .................................    6,578        8.60        57,676        0.23%      0.76%      0.79%
      December 31, 2010 .................................    7,375        8.58        64,525       24.89%      0.77%      0.79%
      December 31, 2009 .................................    8,149        6.87        57,089       34.18%      1.00%      0.79%
      December 31, 2008 .................................    8,830        5.12        46,192      -43.05%      0.15%      0.79%
      December 31, 2007 .................................   10,378        8.99        95,203      -10.19%      0.00%      0.79%
      Inception May 1, 2007 .............................       --       10.01            --         N/A        N/A        N/A
   JNF Equity Portfolio - Non-Qualified
      December 31, 2011 .................................      203        8.60         1,742        0.23%      0.76%      0.79%
      December 31, 2010 .................................      207        8.58         1,771       24.89%      0.77%      0.79%
      December 31, 2009 .................................      225        6.87         1,541       34.18%      1.00%      0.79%
      December 31, 2008 .................................      246        5.12         1,261      -43.05%      0.15%      0.79%
      December 31, 2007 .................................      264        8.99         2,377      -10.19%      0.00%      0.79%
      Inception May 1, 2007 .............................       --       10.01            --         N/A        N/A        N/A
   JNF Money Market Portfolio
      December 31, 2011 .................................      561        9.83         5,548       -1.01%      0.01%      1.00%
      December 31, 2010 .................................      575        9.93         5,747       -0.90%      0.02%      1.00%
      December 31, 2009 .................................      639       10.02         6,430       -0.79%      0.26%      1.00%
      December 31, 2008 .................................      807       10.10         8,191        1.00%      1.68%      1.00%
      Inception April 30, 2008 ..........................       --       10.00            --        0.00%      0.00%      1.00%
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2011 .................................       13       12.65           164        0.88%      7.40%      1.00%
      December 31, 2010 .................................       11       12.54           133       11.96%      7.69%      1.00%
      December 31, 2009 .................................        8       11.20            86       20.43%      7.55%      1.00%
      December 31, 2008 .................................       18        9.30           164      -16.67%     13.15%      1.00%
      December 31, 2007 .................................       --       11.16            --        7.20%      3.10%      1.00%
   CommodityRealReturn Strategy Portfolio
      December 31, 2011 .................................        2       10.24            17       -8.49%      2.75%      1.00%
      December 31, 2010 .................................        6       11.19            67       23.24%     14.32%      1.00%
      December 31, 2009 .................................        4        9.08            35       40.12%      5.80%      1.00%
      December 31, 2008 .................................        7        6.48            45      -44.33%      3.88%      1.00%
      December 31, 2007 .................................       --       11.64             2       22.01%      9.10%      1.00%
   Emerging Markets Bond Portfolio
      December 31, 2011 .................................        6       14.40            84        5.26%      5.32%      1.00%
      December 31, 2010 .................................        5       13.68            66       11.04%      4.77%      1.00%
      December 31, 2009 .................................        3       12.32            36       29.28%      5.62%      1.00%
      December 31, 2008 .................................        1        9.53             7      -15.44%      6.59%      1.00%
      December 31, 2007 .................................        1       11.27             8        4.74%      5.65%      1.00%
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2011 .................................       --       13.22             6        5.76%      2.13%      1.00%
      December 31, 2010 .................................        1       12.50             6        7.39%      1.77%      1.00%
      December 31, 2009 .................................       --       11.64             4       14.45%      3.00%      1.00%
      December 31, 2008 .................................       --       10.17             1       -3.42%      3.53%      1.00%
      December 31, 2007 .................................       --       10.53            --        2.63%      0.00%      1.00%
   Global Bond Unhedged Portfolio
      December 31, 2011 .................................        3       14.79            44        6.48%      2.42%      1.00%
      December 31, 2010 .................................        3       13.89            48       10.50%      2.76%      1.00%
      December 31, 2009 .................................        2       12.57            27       15.75%      3.14%      1.00%
      December 31, 2008 .................................        6       10.86            63       -1.90%      3.20%      1.00%
      December 31, 2007 .................................       --       11.07            --        8.64%      3.36%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   High Yield Portfolio
      December 31, 2011 .................................        2    $  13.19      $     32        2.33%      6.96%      1.00%
      December 31, 2010 .................................        4       12.89            55       13.27%      7.25%      1.00%
      December 31, 2009 .................................        3       11.38            33       38.95%      8.55%      1.00%
      December 31, 2008 .................................        3        8.19            27      -24.31%      8.53%      1.00%
      December 31, 2007 .................................       --       10.82             4        2.46%      6.92%      1.00%
   Long Term US Government Portfolio
      December 31, 2011 .................................       15       16.58           243       26.56%      2.65%      1.00%
      December 31, 2010 .................................       11       13.10           139       10.46%      3.57%      1.00%
      December 31, 2009 .................................        4       11.86            47       -5.27%      3.73%      1.00%
      December 31, 2008 .................................       24       12.52           297       16.14%      3.73%      1.00%
      December 31, 2007 .................................        5       10.78            52        8.56%      4.49%      1.00%
   Low Duration Portfolio
      December 31, 2011 .................................        6       12.31            73        0.08%      1.69%      1.00%
      December 31, 2010 .................................       11       12.30           130        4.24%      1.65%      1.00%
      December 31, 2009 .................................        5       11.80            61       12.17%      3.17%      1.00%
      December 31, 2008 .................................       --       10.52             3       -1.41%      4.72%      1.00%
      December 31, 2007 .................................       --       10.67            --        6.27%      4.57%      1.00%
   Real Return Portfolio
      December 31, 2011 .................................      675        1.60         1,081       10.34%      2.00%      1.00%
      December 31, 2010 .................................      512        1.45           741        7.41%      1.42%      1.00%
      December 31, 2009 .................................      456        1.35           617       16.38%      3.11%      1.00%
      December 31, 2008 .................................      310        1.16           358       -7.94%      3.50%      1.00%
      December 31, 2007 .................................      178        1.26           223        9.57%      4.67%      1.00%
   Short-Term Portfolio
      December 31, 2011 .................................        5       11.53            61       -0.52%      0.92%      1.00%
      December 31, 2010 .................................        8       11.59            91        1.13%      0.85%      1.00%
      December 31, 2009 .................................        7       11.46            80        6.70%      1.92%      1.00%
      December 31, 2008 .................................        3       10.74            33       -1.29%      3.73%      1.00%
      December 31, 2007 .................................       12       10.88           131        3.42%      4.68%      1.00%
   Total Return Portfolio
      December 31, 2011 .................................      497        1.52           755        2.70%      2.62%      1.00%
      December 31, 2010 .................................      625        1.48           926        7.25%      2.42%      1.00%
      December 31, 2009 .................................      566        1.38           784       12.20%      5.05%      1.00%
      December 31, 2008 .................................      313        1.23           384        4.24%      4.48%      1.00%
      December 31, 2007 .................................      276        1.18           326        7.27%      4.80%      1.00%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2011 .................................       --        8.60            --       -4.55%      0.70%      1.00%
      December 31, 2010 .................................       --        9.01            --        8.16%      0.38%      1.00%
      December 31, 2009 .................................       --        8.33            --       14.58%      0.88%      1.00%
      December 31, 2008 .................................       --        7.27            --      -33.24%      0.00%      1.00%
      December 31, 2007 .................................       --       10.89            --        5.32%      0.00%      1.00%
   Emerging Markets Portfolio
      December 31, 2011 .................................       23        9.68           220      -24.38%      0.00%      1.00%
      December 31, 2010 .................................       26       12.80           335       14.49%      0.29%      1.00%
      December 31, 2009 .................................       33       11.18           368       72.27%      0.81%      1.00%
      December 31, 2008 .................................       33        6.49           211      -58.74%      0.09%      1.00%
      December 31, 2007 .................................       50       15.73           779       41.08%      0.14%      1.00%
   Equity Income Portfolio
      December 31, 2011 .................................      235        1.28           302        4.92%      2.04%      1.00%
      December 31, 2010 .................................      231        1.22           283       17.31%      2.06%      1.00%
      December 31, 2009 .................................      256        1.04           265       13.04%      3.08%      1.00%
      December 31, 2008 .................................      273        0.92           251      -31.34%      2.62%      1.00%
      December 31, 2007 .................................      265        1.34           354        0.00%      2.34%      1.00%

                                                                              61

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Fund Portfolio
      December 31, 2011 .................................      115    $   1.03      $    119       -5.50%      1.11%      1.00%
      December 31, 2010 .................................      176        1.09           192       14.74%      1.18%      1.00%
      December 31, 2009 .................................      132        0.95           126       23.38%      1.77%      1.00%
      December 31, 2008 .................................      103        0.77            79      -34.75%      1.69%      1.00%
      December 31, 2007 .................................       16        1.18            19        3.51%      0.92%      1.00%
   High Yield Portfolio
      December 31, 2011 .................................       16       13.38           210       -3.04%      5.04%      1.00%
      December 31, 2010 .................................        7       13.80            93       16.46%      5.32%      1.00%
      December 31, 2009 .................................        6       11.85            75       58.42%      8.12%      1.00%
      December 31, 2008 .................................        9        7.48            68      -36.23%      8.33%      1.00%
      December 31, 2007 .................................        8       11.73            91        4.55%      5.11%      1.00%
   Mid Cap Value Portfolio
      December 31, 2011 .................................        3       11.22            34       -6.73%      0.64%      1.00%
      December 31, 2010 .................................        3       12.03            34       16.68%      0.88%      1.00%
      December 31, 2009 .................................        3       10.31            27       24.07%      1.57%      1.00%
      December 31, 2008 .................................        1        8.31            11      -34.41%      0.91%      1.00%
      December 31, 2007 .................................        1       12.67            12        4.28%      0.78%      1.00%
   Strategic Income Portfolio
      December 31, 2011 .................................        1       13.17            14        0.53%      4.88%      1.00%
      December 31, 2010 .................................       --       13.10             6       10.27%      5.50%      1.00%
      December 31, 2009 .................................        2       11.88            23       28.02%     11.22%      1.00%
      December 31, 2008 .................................       --        9.28            --      -12.62%      0.00%      1.00%
      December 31, 2007 .................................       --       10.62            --        5.15%      0.00%      1.00%
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2011 .................................      199        2.24           445      -12.84%      2.29%      1.00%
      December 31, 2010 .................................      214        2.57           549       28.50%      1.99%      1.00%
      December 31, 2009 .................................      209        2.00           418       56.25%      0.00%      1.00%
      December 31, 2008 .................................      219        1.28           280      -43.61%      2.17%      1.00%
      December 31, 2007 .................................      309        2.27           703        2.71%      1.49%      1.00%
   Small-Cap Portfolio
      December 31, 2011 .................................      208        2.27           493       -4.22%      0.35%      1.00%
      December 31, 2010 .................................      199        2.37           500       19.10%      0.11%      1.00%
      December 31, 2009 .................................      192        1.99           410       34.46%      0.00%      1.00%
      December 31, 2008 .................................      218        1.48           349      -28.16%      0.62%      1.00%
      December 31, 2007 .................................      221        2.06           495       -2.83%      0.05%      1.00%
RYDEX VARIABLE TRUST:
   Banking Fund
      December 31, 2011 .................................       --        4.26             2      -23.10%      0.33%      1.00%
      December 31, 2010 .................................        1        5.54             3       11.92%      0.11%      1.00%
      December 31, 2009 .................................        2        4.95            12       -4.44%      0.77%      1.00%
      December 31, 2008 .................................       10        5.18            53      -41.67%      0.08%      1.00%
      December 31, 2007 .................................        3        8.88            27      -27.86%      6.37%      1.00%
   Basic Materials Fund
      December 31, 2011 .................................       13       17.70           229      -17.29%      0.00%      1.00%
      December 31, 2010 .................................       14       21.40           289       25.37%      0.54%      1.00%
      December 31, 2009 .................................       14       17.07           236       53.92%      0.24%      1.00%
      December 31, 2008 .................................       17       11.09           185      -45.93%      0.46%      1.00%
      December 31, 2007 .................................       23       20.51           477       32.58%      0.21%      1.00%
   Biotechnology Fund
      December 31, 2011 .................................        9       12.35           110        9.49%      0.00%      1.00%
      December 31, 2010 .................................        3       11.28            37        9.62%      0.00%      1.00%
      December 31, 2009 .................................        4       10.29            37       17.20%      0.00%      1.00%
      December 31, 2008 .................................        8        8.78            69      -12.64%      0.00%      1.00%
      December 31, 2007 .................................        3       10.05            25        3.29%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Commodities Strategy Fund
      December 31, 2011 .................................        1    $   5.60      $      5       -7.59%     11.63%      1.00%
      December 31, 2010 .................................        8        6.06            46        6.88%      0.00%      1.00%
      December 31, 2009 .................................        9        5.67            49       10.53%      0.67%      1.00%
      December 31, 2008 .................................        8        5.13            41      -49.56%      3.94%      1.00%
      December 31, 2007 .................................        1       10.17            13       29.72%      0.00%      1.00%
   Consumer Products Fund
      December 31, 2011 .................................        8       15.38           119       12.59%      1.71%      1.00%
      December 31, 2010 .................................        5       13.66            72       16.16%      1.68%      1.00%
      December 31, 2009 .................................        3       11.76            34       17.95%      1.97%      1.00%
      December 31, 2008 .................................        2        9.97            20      -24.18%      0.17%      1.00%
      December 31, 2007 .................................        2       13.15            26        9.95%      1.00%      1.00%
   Dow 2X Strategy Fund
      December 31, 2011 .................................       10        9.97            99        8.02%      0.00%      1.00%
      December 31, 2010 .................................        8        9.23            72       23.40%      1.17%      1.00%
      December 31, 2009 .................................        2        7.48            13       35.51%      0.00%      1.00%
      December 31, 2008 .................................       18        5.52            98      -62.11%      2.73%      1.00%
      December 31, 2007 .................................        3       14.57            46        7.05%      1.13%      1.00%
   Electronics Fund
      December 31, 2011 .................................        2        6.92            12      -17.42%      0.00%      1.00%
      December 31, 2010 .................................        1        8.38            11        8.55%      0.00%      1.00%
      December 31, 2009 .................................       16        7.72           125       70.04%      0.00%      1.00%
      December 31, 2008 .................................       --        4.54            --      -50.60%      0.00%      1.00%
      December 31, 2007 .................................        6        9.19            57       -3.47%      0.00%      1.00%
   Energy Fund
      December 31, 2011 .................................       28       19.57           557       -6.77%      0.00%      1.00%
      December 31, 2010 .................................       31       20.99           647       17.86%      0.53%      1.00%
      December 31, 2009 .................................       29       17.81           523       37.11%      0.00%      1.00%
      December 31, 2008 .................................       33       12.99           427      -46.57%      0.00%      1.00%
      December 31, 2007 .................................       35       24.31           855       31.90%      0.00%      1.00%
   Energy Services Fund
      December 31, 2011 .................................       50       20.07         1,017      -10.20%      0.00%      1.00%
      December 31, 2010 .................................       39       22.35           896       24.79%      0.00%      1.00%
      December 31, 2009 .................................       49       17.91           897       60.77%      0.00%      1.00%
      December 31, 2008 .................................       44       11.14           504      -58.03%      0.00%      1.00%
      December 31, 2007 .................................       59       26.54         1,602       35.75%      0.00%      1.00%
   Europe 1.25X Strategy Fund
      December 31, 2011 .................................        4        8.13            34      -15.93%      0.00%      1.00%
      December 31, 2010 .................................        6        9.67            55      -11.69%      2.33%      1.00%
      December 31, 2009 .................................        5       10.95            60       34.36%      5.17%      1.00%
      December 31, 2008 .................................        5        8.15            36      -55.32%      0.80%      1.00%
      December 31, 2007 .................................        5       18.24            91       11.90%      2.86%      1.00%
   Financial Services Fund
      December 31, 2011 .................................        1        6.36             4      -15.76%      0.05%      1.00%
      December 31, 2010 .................................        1        7.55             6       13.36%      0.91%      1.00%
      December 31, 2009 .................................        2        6.66            13       18.51%      1.23%      1.00%
      December 31, 2008 .................................        6        5.62            31      -48.63%      2.43%      1.00%
      December 31, 2007 .................................       --       10.94             1      -19.56%      3.19%      1.00%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2011 .................................      135        1.72           232       39.84%      1.23%      1.00%
      December 31, 2010 .................................       29        1.23            36        9.82%      2.35%      1.00%
      December 31, 2009 .................................       16        1.12            18      -32.53%      2.05%      1.00%
      December 31, 2008 .................................      235        1.66           389       43.10%      0.00%      1.00%
      December 31, 2007 .................................       84        1.16            97        9.43%      3.50%      1.00%
   Health Care Fund
      December 31, 2011 .................................        4       12.14            45        3.67%      0.00%      1.00%
      December 31, 2010 .................................        3       11.71            34        5.69%      0.25%      1.00%
      December 31, 2009 .................................        6       11.08            65       23.39%      0.00%      1.00%
      December 31, 2008 .................................        5        8.98            41      -25.60%      0.00%      1.00%
      December 31, 2007 .................................        9       12.07           113        4.96%      0.00%      1.00%

                                                                              63

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Internet Fund
      December 31, 2011 .................................        1    $  12.15      $     12      -12.78%      0.00%      1.00%
      December 31, 2010 .................................        2       13.93            23       19.57%      0.00%      1.00%
      December 31, 2009 .................................        4       11.65            48       64.08%      0.00%      1.00%
      December 31, 2008 .................................       --        7.10            --      -45.38%      0.00%      1.00%
      December 31, 2007 .................................       --       13.00            --        9.24%      0.00%      1.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2011 .................................        7        2.66            20      -27.91%      0.00%      1.00%
      December 31, 2010 .................................       39        3.69           145      -31.03%      0.00%      1.00%
      December 31, 2009 .................................       15        5.35            83      -45.18%      0.00%      1.00%
      December 31, 2008 .................................       27        9.76           268       59.22%      0.62%      1.00%
      December 31, 2007 .................................       --        6.13             2       -9.85%      0.63%      1.00%
   Inverse Government Long Bond Strategy Fund
      December 31, 2011 .................................       24        0.40            10      -31.03%      0.00%      1.00%
      December 31, 2010 .................................       62        0.58            36      -14.71%      0.00%      1.00%
      December 31, 2009 .................................       40        0.68            27       19.30%      0.00%      1.00%
      December 31, 2008 .................................       13        0.57             8      -31.33%      0.65%      1.00%
      December 31, 2007 .................................        3        0.83             2       -5.68%      1.93%      1.00%
   Inverse Mid-Cap Strategy Fund
      December 31, 2011 .................................       --        4.26             2       -8.19%      0.00%      1.00%
      December 31, 2010 .................................       --        4.64             2      -26.00%      0.00%      1.00%
      December 31, 2009 .................................        1        6.27             5      -35.96%      0.00%      1.00%
      December 31, 2008 .................................        1        9.79             8       33.02%      0.62%      1.00%
      December 31, 2007 .................................       --        7.36             1       -2.90%      4.24%      1.00%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2011 .................................        1        4.49             3      -10.91%      0.00%      1.00%
      December 31, 2010 .................................       --        5.04             2      -22.10%      0.00%      1.00%
      December 31, 2009 .................................       --        6.47             3      -40.70%      0.36%      1.00%
      December 31, 2008 .................................        1       10.91            13       46.64%      0.55%      1.00%
      December 31, 2007 .................................       --        7.44            --      -12.16%      0.00%      1.00%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2011 .................................        2        3.98             7       -8.51%      0.00%      1.00%
      December 31, 2010 .................................        1        4.35             6      -28.34%      0.00%      1.00%
      December 31, 2009 .................................        1        6.07             9      -33.52%      0.00%      1.00%
      December 31, 2008 .................................        5        9.13            44       23.38%      1.98%      1.00%
      December 31, 2007 .................................        1        7.40             5        4.37%      1.05%      1.00%
   Inverse S&P 500 Strategy Fund
      December 31, 2011 .................................      116        0.47            55       -9.62%      0.00%      1.00%
      December 31, 2010 .................................      104        0.52            54      -17.46%      0.00%      1.00%
      December 31, 2009 .................................       50        0.63            32      -28.41%      0.00%      1.00%
      December 31, 2008 .................................      128        0.88           113       37.50%      1.05%      1.00%
      December 31, 2007 .................................       94        0.64            61        0.00%      3.66%      1.00%
   Japan 2X Strategy Fund
      December 31, 2011 .................................        2        7.39            14      -29.62%      0.00%      1.00%
      December 31, 2010 .................................        2       10.50            20       14.63%      0.00%      1.00%
      December 31, 2009 .................................        6        9.16            59       22.46%      0.48%      1.00%
      December 31, 2008 .................................        2        7.48            15      -33.69%      0.63%      1.00%
      December 31, 2007 .................................        2       11.28            24      -12.08%      4.81%      1.00%
   Leisure Fund
      December 31, 2011 .................................        1       11.45            16        1.51%      0.00%      1.00%
      December 31, 2010 .................................        1       11.28            12       29.06%      0.05%      1.00%
      December 31, 2009 .................................       --        8.74             3       35.29%      0.00%      1.00%
      December 31, 2008 .................................        1        6.46             4      -49.61%      0.00%      1.00%
      December 31, 2007 .................................        1       12.82             9       -3.46%      0.00%      1.00%
   Mid Cap 1.5X Strategy Fund
      December 31, 2011 .................................       11        1.91            22       -8.61%      0.00%      1.00%
      December 31, 2010 .................................       50        2.09           105       35.71%      0.00%      1.00%
      December 31, 2009 .................................       75        1.54           115       50.98%      0.08%      1.00%
      December 31, 2008 .................................       23        1.02            23      -55.26%      0.00%      1.00%
      December 31, 2007 .................................       25        2.28            57        2.70%      1.34%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   NASDAQ-100(R) FunD
      December 31, 2011 .................................        7    $  18.01      $   124         1.12%      0.00%      1.00%
      December 31, 2010 .................................       10       17.81          176        17.33%      0.00%      1.00%
      December 31, 2009 .................................        8       15.18          117        50.45%      0.00%      1.00%
      December 31, 2008 .................................        8       10.09           77       -42.47%      0.17%      1.00%
      December 31, 2007 .................................       14       17.54          243        16.62%      0.07%      1.00%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2011 .................................       19       11.98          232        -1.64%      0.00%      1.00%
      December 31, 2010 .................................       29       12.18          359        35.48%      0.00%      1.00%
      December 31, 2009 .................................       37        8.99          331       115.59%      0.00%      1.00%
      December 31, 2008 .................................        7        4.17           29       -72.85%      0.19%      1.00%
      December 31, 2007 .................................        8       15.36          124        26.94%      0.79%      1.00%
   Nova Fund
      December 31, 2011 .................................        1        9.77            6        -2.20%      0.02%      1.00%
      December 31, 2010 .................................        2        9.99           24        18.79%      0.22%      1.00%
      December 31, 2009 .................................        2        8.41           20        34.13%      1.01%      1.00%
      December 31, 2008 .................................        2        6.27           15       -54.92%      0.26%      1.00%
      December 31, 2007 .................................        4       13.91           60         0.14%      1.29%      1.00%
   Precious Metals Fund
      December 31, 2011 .................................       38       18.05          687       -24.89%      0.07%      1.00%
      December 31, 2010 .................................       21       24.03          508        36.69%      0.00%      1.00%
      December 31, 2009 .................................       25       17.58          443        47.73%      0.00%      1.00%
      December 31, 2008 .................................       53       11.90          633       -39.16%      0.00%      1.00%
      December 31, 2007 .................................       17       19.56          325        18.33%      0.00%      1.00%
   Real Estate Fund
      December 31, 2011 .................................        5       13.22           71         1.23%      2.78%      1.00%
      December 31, 2010 .................................        9       13.06          113        23.67%      2.15%      1.00%
      December 31, 2009 .................................       16       10.56          165        23.94%      2.70%      1.00%
      December 31, 2008 .................................        3        8.52           29       -42.20%      0.46%      1.00%
      December 31, 2007 .................................        3       14.74           43       -19.93%      1.47%      1.00%
   Retailing Fund
      December 31, 2011 .................................        2       12.89           22         4.20%      0.00%      1.00%
      December 31, 2010 .................................        1       12.37           15        23.95%      0.00%      1.00%
      December 31, 2009 .................................        1        9.98            9        42.78%      0.00%      1.00%
      December 31, 2008 .................................       --        6.99           --       -33.62%      0.00%      1.00%
      December 31, 2007 .................................       --       10.53           --       -13.48%      0.00%      1.00%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2011 .................................       86        1.68          144       -13.40%      0.00%      1.00%
      December 31, 2010 .................................       39        1.94           76        36.62%      0.00%      1.00%
      December 31, 2009 .................................       34        1.42           49        31.48%      0.00%      1.00%
      December 31, 2008 .................................       60        1.08           65       -51.57%      0.11%      1.00%
      December 31, 2007 .................................       89        2.23          198        -7.85%      1.74%      1.00%
   Russell 2000(R) 2X Strategy Fund
      December 31, 2011 .................................       77        4.74          364       -20.20%      0.00%      1.00%
      December 31, 2010 .................................      123        5.94          728        47.03%      0.00%      1.00%
      December 31, 2009 .................................       45        4.04          184        34.22%      0.01%      1.00%
      December 31, 2008 .................................       22        3.01           68       -66.48%      1.99%      1.00%
      December 31, 2007 .................................        4        8.98           40       -13.49%      0.00%      1.00%
   S&P 500 2X Strategy Fund
      December 31, 2011 .................................        3        7.85           23        -4.96%      0.00%      1.00%
      December 31, 2010 .................................        1        8.26            7        24.21%      0.00%      1.00%
      December 31, 2009 .................................       26        6.65          174        44.88%      1.21%      1.00%
      December 31, 2008 .................................       12        4.59           54       -68.28%      0.00%      1.00%
      December 31, 2007 .................................        1       14.47           16        -0.41%      0.87%      1.00%
   S&P 500 Pure Growth Fund
      December 31, 2011 .................................        8       12.08          102        -2.11%      0.00%      1.00%
      December 31, 2010 .................................       18       12.34          221        23.77%      0.00%      1.00%
      December 31, 2009 .................................       13        9.97          129        45.76%      0.00%      1.00%
      December 31, 2008 .................................        1        6.84            7       -40.42%      0.00%      1.00%
      December 31, 2007 .................................        1       11.48           12         3.89%      0.00%      1.00%

                                                                              65

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   S&P 500 Pure Value Fund
      December 31, 2011 .................................        4    $  10.95      $    49        -4.12%      0.01%      1.00%
      December 31, 2010 .................................       19       11.42          214        19.08%      1.03%      1.00%
      December 31, 2009 .................................       15        9.59          142        49.84%      2.73%      1.00%
      December 31, 2008 .................................        5        6.40           30       -49.17%      0.84%      1.00%
      December 31, 2007 .................................        6       12.59           77        -6.32%      0.90%      1.00%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2011 .................................        7       16.99          122        -1.62%      0.00%      1.00%
      December 31, 2010 .................................       14       17.27          234        31.23%      0.00%      1.00%
      December 31, 2009 .................................        6       13.16           83        55.37%      0.00%      1.00%
      December 31, 2008 .................................        3        8.47           23       -36.79%      0.00%      1.00%
      December 31, 2007 .................................        1       13.40           12         7.37%      0.00%      1.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2011 .................................        4       12.45           45        -8.12%      0.00%      1.00%
      December 31, 2010 .................................        7       13.55           90        18.96%      0.95%      1.00%
      December 31, 2009 .................................       10       11.39          118        53.71%      1.20%      1.00%
      December 31, 2008 .................................       --        7.41            1       -44.20%      0.00%      1.00%
      December 31, 2007 .................................       --       13.28            6        -5.82%      0.89%      1.00%
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2011 .................................        2       14.06           27         2.48%      0.00%      1.00%
      December 31, 2010 .................................        2       13.72           25        24.16%      0.00%      1.00%
      December 31, 2009 .................................        3       11.05           38        32.65%      0.00%      1.00%
      December 31, 2008 .................................        3        8.33           25       -34.97%      0.00%      1.00%
      December 31, 2007 .................................        1       12.81           10        -1.08%      0.00%      1.00%
   S&P SmallCap 600 Pure Value Fund
      December 31, 2011 .................................        9       10.97           96       -10.38%      0.00%      1.00%
      December 31, 2010 .................................       32       12.24          390        23.89%      0.00%      1.00%
      December 31, 2009 .................................        8        9.88           83        60.65%      0.60%      1.00%
      December 31, 2008 .................................       11        6.15           70       -44.09%      0.71%      1.00%
      December 31, 2007 .................................       11       11.00          122       -21.15%      0.20%      1.00%
   SGI All-Asset Aggressive Strategy Fund
      December 31, 2011 .................................       --        9.95            1        -5.24%      1.06%      1.00%
      December 31, 2010 .................................       --       10.50            1        11.23%      0.00%      1.00%
      December 31, 2009 .................................       --        9.44           --        17.12%      0.00%      1.00%
      December 31, 2008 .................................       --        8.06           --       -25.78%      0.00%      1.00%
      December 31, 2007 .................................       --       10.86           --         5.64%      0.00%      1.00%
   SGI All-Asset Conservative Strategy Fund
      December 31, 2011 .................................       --       10.18           --        -2.21%      0.15%      1.00%
      December 31, 2010 .................................       --       10.41            2         6.33%      2.63%      1.00%
      December 31, 2009 .................................       --        9.79            1         3.93%      0.00%      1.00%
      December 31, 2008 .................................       --        9.42           --       -11.72%      4.40%      1.00%
      December 31, 2007 .................................       --       10.67           --         5.43%      0.00%      1.00%
   SGI All-Asset Moderate Strategy Fund
      December 31, 2011 .................................        3       10.05           34        -3.83%      0.29%      1.00%
      December 31, 2010 .................................        6       10.45           67         6.85%      2.00%      1.00%
      December 31, 2009 .................................        6        9.78           56        10.63%      0.00%      1.00%
      December 31, 2008 .................................       --        8.84           --       -18.37%      0.00%      1.00%
      December 31, 2007 .................................       --       10.83           --         5.45%      0.00%      1.00%
   SGI CLS AdvisorOne Amerigo Fund
      December 31, 2011 .................................       --       11.51            1        -8.21%      0.00%      1.00%
      December 31, 2010 .................................        1       12.54            7        13.90%      0.12%      1.00%
      December 31, 2009 .................................       --       11.01            5        38.14%      0.12%      1.00%
      December 31, 2008 .................................        4        7.97           34       -43.67%      1.69%      1.00%
      December 31, 2007 .................................       --       14.15            2        12.66%      0.41%      1.00%
   SGI CLS AdvisorOne Clermont Fund
      December 31, 2011 .................................       --       10.86           --        -1.27%      0.00%      1.00%
      December 31, 2010 .................................       --       11.00           --         9.89%      0.00%      1.00%
      December 31, 2009 .................................       --       10.01           --        21.33%      0.00%      1.00%
      December 31, 2008 .................................       --        8.25           --       -30.73%     10.44%      1.00%
      December 31, 2007 .................................       --       11.91           --         5.12%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   SGI Multi-Hedge Strategies Fund
      December 31, 2011 .................................        1    $   8.81      $    8          2.32%      0.00%      1.00%
      December 31, 2010 .................................        1        8.61           5          5.13%      0.00%      1.00%
      December 31, 2009 .................................        2        8.19          12         -4.21%      1.74%      1.00%
      December 31, 2008 .................................       --        8.55           1        -19.57%      0.58%      1.00%
      December 31, 2007 .................................       --       10.63           1          2.80%      0.77%      1.00%
   SGI U.S. Long Short Momentum Fund
      December 31, 2011 .................................        7        1.56          11         -7.69%      0.00%      1.00%
      December 31, 2010 .................................       39        1.69          65         10.46%      0.00%      1.00%
      December 31, 2009 .................................       38        1.53          58         25.41%      0.08%      1.00%
      December 31, 2008 .................................       72        1.22          87        -41.06%      0.00%      1.00%
      December 31, 2007 .................................       52        2.07         107         21.05%      0.00%      1.00%
   Strengthening Dollar 2X Strategy Fund
      December 31, 2011 .................................       --        6.31           2         -5.26%      0.00%      1.00%
      December 31, 2010 .................................        6        6.66          38         -5.40%      0.00%      1.00%
      December 31, 2009 .................................       --        7.04           1        -16.69%      0.00%      1.00%
      December 31, 2008 .................................        1        8.45          12          4.45%      0.00%      1.00%
      December 31, 2007 .................................       --        8.09          --        -11.78%      0.00%      1.00%
   Technology Fund
      December 31, 2011 .................................        1       10.19           5        -10.06%      0.00%      1.00%
      December 31, 2010 .................................        5       11.33          58         10.86%      0.00%      1.00%
      December 31, 2009 .................................       13       10.22         129         54.15%      0.00%      1.00%
      December 31, 2008 .................................       --        6.63           1        -45.97%      0.00%      1.00%
      December 31, 2007 .................................        1       12.27           9          9.26%      0.00%      1.00%
   Telecommunications Fund
      December 31, 2011 .................................       --        9.22          --        -15.26%      0.00%      1.00%
      December 31, 2010 .................................        1       10.88           7         13.45%      0.35%      1.00%
      December 31, 2009 .................................        5        9.59          47         27.36%      6.22%      1.00%
      December 31, 2008 .................................        7        7.53          50        -45.91%      0.00%      1.00%
      December 31, 2007 .................................        7       13.92         101          8.16%      0.15%      1.00%
   Transportation Fund
      December 31, 2011 .................................        1       12.08          10        -12.02%      0.00%      1.00%
      December 31, 2010 .................................        2       13.73          24         22.92%      0.00%      1.00%
      December 31, 2009 .................................        4       11.17          44         16.23%      1.48%      1.00%
      December 31, 2008 .................................        1        9.61           5        -26.02%      0.00%      1.00%
      December 31, 2007 .................................       --       12.99          --         -9.67%      0.00%      1.00%
   U.S. Government Money Market Fund
      December 31, 2011 .................................      447        1.02         457         -0.97%      0.00%      1.00%
      December 31, 2010 .................................       37        1.03          38         -0.96%      0.01%      1.00%
      December 31, 2009 .................................      307        1.04         320         -0.95%      0.06%      1.00%
      December 31, 2008 .................................      265        1.05         279          0.00%      1.07%      1.00%
      December 31, 2007 .................................      263        1.05         277          2.94%      3.81%      1.00%
   Utilities Fund
      December 31, 2011 .................................       15       16.21         243         15.13%      2.32%      1.00%
      December 31, 2010 .................................       12       14.08         170          5.86%      3.19%      1.00%
      December 31, 2009 .................................       13       13.30         178         12.62%      7.29%      1.00%
      December 31, 2008 .................................        6       11.81          69        -30.24%      0.73%      1.00%
      December 31, 2007 .................................        4       16.93          71         11.68%      1.40%      1.00%
   Weakening Dollar 2X Strategy Fund
      December 31, 2011 .................................       --       10.68           3         -4.56%      0.00%      1.00%
      December 31, 2010 .................................        3       11.19          37         -6.59%      0.00%      1.00%
      December 31, 2009 .................................       --       11.98           4          5.55%      0.03%      1.00%
      December 31, 2008 .................................       --       11.35           3        -13.09%      0.00%      1.00%
      December 31, 2007 .................................       --       13.06           2         16.92%      2.75%      1.00%

                                                                              67

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                                      TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                              UNITS                 ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio:
      December 31, 2011 .................................      442    $   1.42      $   626       -21.98%      1.66%      1.00%
      December 31, 2010 .................................      508        1.82          924        13.04%      3.92%      1.00%
      December 31, 2009 .................................      556        1.61          895        43.75%      0.00%      1.00%
      December 31, 2008 .................................      533        1.12          596       -44.28%      0.91%      1.00%
      December 31, 2007 .................................      445        2.01          893        -5.63%      2.15%      1.00%
VAN ECK VIP INSURANCE TRUST:
   Emerging Markets Fund
      December 31, 2011 .................................      238        1.79          426       -26.34%      1.13%      1.00%
      December 31, 2010 .................................      290        2.43          703        25.91%      1.04%      1.00%
      December 31, 2009 .................................      685        1.93        1,324       109.78%      0.08%      1.00%
      December 31, 2008 .................................      277        0.92          254       -65.02%      0.00%      1.00%
      December 31, 2007 .................................      504        2.63        1,325        36.27%      0.35%      1.00%
   Global Bond Fund
      December 31, 2011 .................................       42        2.06           86         7.29%      4.69%      1.00%
      December 31, 2010 .................................       24        1.92           46         4.92%      6.11%      1.00%
      December 31, 2009 .................................       71        1.83          130         5.17%      2.65%      1.00%
      December 31, 2008 .................................       78        1.74          136         2.35%      8.96%      1.00%
      December 31, 2007 .................................      113        1.70          192         8.97%      5.65%      1.00%
   Global Hard Assets Fund
      December 31, 2011 .................................      148        3.91          578       -17.34%      1.36%      1.00%
      December 31, 2010 .................................      182        4.73          862        27.84%      0.39%      1.00%
      December 31, 2009 .................................      231        3.70          856        56.12%      0.25%      1.00%
      December 31, 2008 .................................      273        2.37          648       -46.62%      0.27%      1.00%
      December 31, 2007 .................................      337        4.44        1,498        43.69%      0.09%      1.00%
   Multi-Manager Alternatives Fund
      December 31, 2011 .................................       56        1.05           59        -3.67%      0.78%      1.00%
      December 31, 2010 .................................       22        1.09           24         3.81%      0.00%      1.00%
      December 31, 2009 .................................       17        1.05           17        12.90%      0.15%      1.00%
      December 31, 2008 .................................        4        0.93            4       -13.89%      0.09%      1.00%
      December 31, 2007 .................................        5        1.08            6         2.86%      0.38%      1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2011 .................................       32       15.98          510        -0.56%      0.00%      1.00%
      December 31, 2010 .................................       54       16.07          864        34.14%      0.00%      1.00%
      December 31, 2009 .................................       38       11.98          458        38.98%      0.00%      1.00%
      December 31, 2008 .................................       36        8.62          314       -44.92%      0.00%      1.00%
      December 31, 2007 .................................       42       15.65          655        21.04%      0.00%      1.00%
   Opportunity Fund
      December 31, 2011 .................................      380        2.67        1,013        -6.32%      0.14%      1.00%
      December 31, 2010 .................................      393        2.85        1,121        22.32%      0.79%      1.00%
      December 31, 2009 .................................      400        2.33          930        46.54%      0.00%      1.00%
      December 31, 2008 .................................      329        1.59          524       -40.67%      1.93%      1.00%
      December 31, 2007 .................................      341        2.68          914         5.51%      0.56%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units  outstanding  for the year ended December 31, 2011 was as follows:

                                                               NUMBER                                     NUMBER
                                                              OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation ........................               410,463.5     65,373.8      (67,572.9)     408,264.4
   Large Cap Growth ............................               592,895.7     53,336.8      (86,533.4)     559,699.1
   Mid Cap Growth ..............................               296,488.2     33,069.5      (69,518.4)     260,039.3
   Small Cap Growth ............................               862,426.6     40,150.6     (117,236.2)     785,341.0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...........................                20,231.8      6,107.0             --       26,338.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................                 7,457.0      9,165.2       (9,036.2)       7,586.0
   Income & Growth .............................                81,232.0     19,975.3      (11,979.4)      89,227.9
   Inflation Protection ........................                 2,707.8     10,034.0       (4,714.8)       8,027.0
   International ...............................               518,055.5     45,784.6     (132,027.8)     431,812.3
   Large Company Value .........................                   304.9           --             --          304.9
   Ultra .......................................                 3,878.9        942.4       (3,878.8)         942.5
   Value .......................................               328,960.0     32,179.1      (59,771.8)     301,367.3
   Vista .......................................                 7,165.8        886.8       (1,911.3)       6,141.3
COLUMBIA VARIABLE PRODUCTS TRUST: ..............         a
   CVP Seligman Global Technology ..............         b      66,762.2    129,388.0      (69,027.3)     127,122.9
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................                 5,476.0      3,441.0       (6,701.8)       2,215.2
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .......................                 7,165.5      7,355.1      (10,545.4)       3,975.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......               866,316.9     72,674.2     (113,771.5)     825,219.6
DREYFUS STOCK INDEX FUND: ......................             2,877,609.8    132,447.2     (544,531.2)   2,465,525.8
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................                87,092.3     27,460.9      (34,778.8)      79,774.4
FEDERATED INSURANCE SERIES:
   High Income Bond II .........................               225,014.8     54,319.0     (118,671.9)     160,661.9
   Kaufmann II .................................                30,823.5        799.1      (19,220.1)      12,402.5
   Managed Volatility II .......................         c     180,605.4     15,486.7      (61,366.7)     134,725.4
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value .................................                74,003.0      3,116.7      (38,902.8)      38,216.9
   Core Equity .................................                 5,495.8        894.2          (15.9)       6,374.1
   Dividend Growth .............................         d            --      6,166.3         (708.7)       5,457.6
   Financial Services (liquidated 04/29/11) ....         e       8,291.0      1,842.1      (10,133.1)            --
   Global Health Care ..........................                46,614.6     38,436.1      (31,855.4)      53,195.3
   Global Real Estate ..........................               320,120.2     54,828.2      (76,629.9)     298,318.5
   High Yield ..................................                 1,786.2      3,834.9       (2,818.9)       2,802.2
   Mid Cap Core Equity .........................                25,514.7      1,260.9       (3,160.0)      23,615.6
   Technology ..................................                51,841.0     89,978.0     (126,359.6)      15,459.4
JANUS ASPEN SERIES:
   Balanced ....................................                38,124.5      5,515.3       (3,639.6)      40,000.2
   Enterprise ..................................             1,592,950.7     89,555.7     (217,404.7)   1,465,101.7
   Forty .......................................                 7,811.6        616.9       (3,558.1)       4,870.4
   Janus .......................................             1,622,592.3     92,944.3     (173,835.8)   1,541,700.8
   Overseas ....................................               501,999.2     95,345.2     (192,469.7)     404,874.7
   Perkins Mid Cap Value .......................                 5,201.6      2,412.1       (1,982.4)       5,631.3
   Worldwide ...................................             2,353,846.4    108,976.3     (348,900.2)   2,113,922.5
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity .....................                59,065.2      6,240.4      (17,113.9)      48,191.7
   International Equity ........................                 7,245.9        102.6         (378.2)       6,970.3
   US Small-Mid Cap Equity .....................               197,020.5     30,276.0      (24,332.9)     202,963.6
   US Strategic Equity .........................                26,000.0      7,416.6       (7,027.7)      26,388.9

                                                                              69

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================

                                                               NUMBER                                     NUMBER
                                                              OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I .............                 2,581.8      2,087.7       (2,500.3)       2,169.2
   ClearBridge Equity Income Builder I .........                   263.1      1,324.8         (313.1)       1,274.8
   ClearBridge Fundamental All Cap Value I .....                   782.1        688.6         (794.3)         676.4
   ClearBridge Large Cap Growth I ..............                   363.0      2,655.1       (2,531.1)         487.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ........                 4,679.9      5,420.6       (9,149.8)         950.7
   Western Asset Strategic Bond ................                 7,477.7      6,155.8       (5,396.6)       8,236.9
LORD ABBETT SERIES FUND:
   Capital Structure ...........................                62,915.5      5,959.2      (19,924.4)      48,950.3
   Growth and Income ...........................               502,966.0     49,216.2     (108,923.4)     443,258.8
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ..............................                24,720.6     16,626.2      (28,297.4)      13,049.4
   Partners ....................................               144,220.1     60,792.3      (56,358.0)     148,654.4
   Regency .....................................                38,374.2          2.3      (16,159.9)      22,216.6
   Short Duration Bond .........................               126,353.5     53,561.1      (30,178.5)     149,736.1
   Small-Cap Growth ............................                56,848.6     75,789.9     (109,701.6)      22,936.9
   Socially Responsive .........................                   844.7      1,255.5       (1,613.8)         486.4
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................               703,566.6     74,716.5     (153,015.5)     625,267.6
   JNF Equity ..................................             7,375,376.4    158,383.1     (955,719.1)   6,578,040.4
   JNF Equity - NQ .............................               206,510.7         67.6       (4,038.1)     202,540.2
   JNF Money Market ............................               575,335.8    451,445.7     (465,608.0)     561,173.5
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................                10,579.4     11,061.5       (8,670.0)      12,970.9
   CommodityRealReturn Strategy ................                 5,994.7     16,987.6      (21,354.9)       1,627.4
   Emerging Markets Bond .......................                 4,848.5      9,939.8       (8,962.8)       5,825.5
   Foreign Bond US Dollar-Hedged ...............                   502.1      1,942.0       (1,955.4)         488.7
   Global Bond Unhedged ........................                 3,467.8     17,083.5      (17,550.0)       3,001.3
   High Yield ..................................                 4,227.5      7,210.6       (8,983.0)       2,455.1
   Long Term US Government .....................                10,587.3     14,622.1      (10,558.5)      14,650.9
   Low Duration ................................                10,597.4      6,015.6      (10,645.4)       5,967.6
   Real Return .................................               511,708.6    637,458.0     (474,251.2)     674,915.4
   Short-Term ..................................                 7,816.2      4,459.4       (7,003.4)       5,272.2
   Total Return ................................               624,937.0    293,849.3     (422,086.4)     496,699.9
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ................................                    38.4         15.1             --           53.5
   Emerging Markets ............................                26,181.5     14,662.6      (18,099.0)      22,745.1
   Equity Income ...............................               231,484.8     12,682.8       (8,742.9)     235,424.7
   Fund ........................................               176,223.4     23,748.9      (84,635.3)     115,337.0
   High Yield ..................................                 6,732.9     14,371.9       (5,405.8)      15,699.0
   Mid Cap Value ...............................                 2,794.2        193.2             --        2,987.4
   Strategic Income ............................                   492.1      4,359.6       (3,767.6)       1,084.1
ROYCE CAPITAL FUND:
   Micro-Cap ...................................               213,624.1     43,588.9      (58,510.9)     198,702.1
   Small-Cap ...................................               198,629.5     28,109.4      (18,970.0)     207,768.9
RYDEX VARIABLE TRUST:
   Banking .....................................                   626.3      3,858.2       (4,019.0)         465.5
   Basic Materials .............................                13,520.8      9,835.0      (10,416.7)      12,939.1
   Biotechnology ...............................                 3,314.2     39,300.7      (33,742.4)       8,872.5
   Commodities Strategy ........................                 7,607.6     69,345.7      (76,126.8)         826.5
   Consumer Products ...........................                 5,250.3     10,952.4       (8,498.8)       7,703.9
   Dow 2X Strategy .............................                 7,808.5     51,028.9      (48,877.2)       9,960.2
   Electronics .................................                 1,256.8     14,806.7      (14,259.4)       1,804.1
   Energy ......................................                30,798.0     28,268.0      (30,627.9)      28,438.1
   Energy Services .............................                38,983.7     54,444.5      (43,622.9)      49,805.3
   Europe 1.25X Strategy .......................                 5,640.4      3,051.7       (4,560.4)       4,131.7
   Financial Services ..........................                   766.8      2,648.6       (2,709.8)         705.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================

                                                               NUMBER                                     NUMBER
                                                              OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy ..........                29,056.3    976,682.5     (870,692.6)     135,046.2
   Health Care .................................                 2,920.4      6,458.0       (5,684.5)       3,693.9
   Internet ....................................                 1,641.6     12,278.8      (12,965.0)         955.4
   Inverse Dow 2X Strategy .....................                39,413.0    129,903.7     (161,927.8)       7,388.9
   Inverse Government Long Bond Strategy .......                61,965.0    360,067.2     (398,275.3)      23,756.9
   Inverse Mid-Cap Strategy ....................                   496.5      7,955.8       (7,955.8)         496.5
   Inverse NASDAQ-100(R) Strategy ..............                   452.2     99,215.2      (99,048.5)         618.9
   Inverse Russell 2000(R) Strategy ............                 1,467.7     35,851.2      (35,673.9)       1,645.0
   Inverse S&P 500 Strategy ....................               104,108.5    809,626.5     (797,346.1)     116,388.9
   Japan 2X Strategy ...........................                 1,915.6     27,705.8      (27,708.0)       1,913.4
   Leisure .....................................                 1,105.1      3,201.4       (2,897.9)       1,408.6
   Mid Cap 1.5X Strategy .......................                50,323.1     71,849.5     (110,813.7)      11,358.9
   NASDAQ-100(R) ...............................                 9,895.3      3,177.7       (6,163.4)       6,909.6
   NASDAQ-100(R) 2X Strategy ...................                29,467.0     68,460.3      (78,593.3)      19,334.0
   Nova ........................................                 2,431.6         41.3       (1,880.7)         592.2
   Precious Metals .............................                21,150.1     69,503.4      (52,613.2)      38,040.3
   Real Estate .................................                 8,628.8     11,834.4      (15,098.1)       5,365.1
   Retailing ...................................                 1,219.4      7,396.5       (6,936.2)       1,679.7
   Russell 2000(R) 1.5X Strategy ...............                39,045.2     74,045.0      (27,556.4)      85,533.8
   Russell 2000(R) 2X Strategy .................               122,709.8    294,814.5     (340,775.8)      76,748.5
   S&P 500 2X Strategy .........................                   817.5     27,213.2      (25,104.5)       2,926.2
   S&P 500 Pure Growth .........................                17,952.0      4,991.4      (14,521.0)       8,422.4
   S&P 500 Pure Value ..........................                18,740.2      3,450.7      (17,754.2)       4,436.7
   S&P MidCap 400 Pure Growth ..................                13,540.3     10,110.2      (16,459.0)       7,191.5
   S&P MidCap 400 Pure Value ...................                 6,672.5      1,297.4       (4,323.7)       3,646.2
   S&P SmallCap 600 Pure Growth ................                 1,801.2      8,486.9       (8,380.5)       1,907.6
   S&P SmallCap 600 Pure Value .................                31,833.5      2,597.6      (25,716.3)       8,714.8
   SGI All-Asset Aggressive Strategy ...........                   138.8           --             --          138.8
   SGI All-Asset Conservative Strategy .........                   164.9          0.3         (117.9)          47.3
   SGI All-Asset Moderate Strategy .............                 6,431.6        903.7       (3,909.3)       3,426.0
   SGI CLS AdvisorOne Amerigo ..................                   590.9        137.6         (668.1)          60.4
   SGI Multi-Hedge Strategies ..................                   573.5        447.7         (112.1)         909.1
   SGI U.S. Long Short Momentum ................                38,694.1      2,600.5      (34,099.0)       7,195.6
   Strengthening Dollar 2X Strategy ............                 5,707.6     23,956.7      (29,339.8)         324.5
   Technology ..................................                 5,082.4      6,903.0      (11,484.3)         501.1
   Telecommunications ..........................                   634.1        707.1       (1,341.2)            --
   Transportation ..............................                 1,768.9      6,134.8       (7,043.6)         860.1
   U.S. Government Money Market ................                36,673.6  1,152,712.3     (742,159.1)     447,226.8
   Utilities ...................................                12,113.2     13,289.1      (10,413.9)      14,988.4
   Weakening Dollar 2X Strategy ................                 3,343.7     18,934.4      (22,041.0)         237.1
SELIGMAN PORTFOLIOS, INC: ......................         a
   Communications and Information ..............         f     145,557.5     22,115.1     (167,672.6)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................               508,185.8     45,119.4     (111,394.1)     441,911.1
VAN ECK VIP TRUST:
   Emerging Markets ............................               289,630.4     30,954.3      (82,158.5)     238,426.2
   Global Bond .................................                23,714.5     52,049.6      (34,107.3)      41,656.8
   Global Hard Assets ..........................               182,276.5     24,595.1      (59,277.1)     147,594.5
   Multi-Manager Alternatives ..................                21,910.1     58,097.5      (24,297.9)      55,709.7
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................                53,780.0      4,687.8      (26,537.3)      31,930.5
   Opportunity .................................               393,012.0     36,864.2      (50,213.9)     379,662.3
                                                            --------------------------------------------------------
                                                            28,776,633.1  8,445,611.8  (10,853,113.3)  26,369,131.6
                                                            ========================================================

*     See Footnote 8 for details.

                                                                              71

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units  outstanding  for the year ended December 31, 2010 was as follows:

                                                               NUMBER                                     NUMBER
                                                              OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation ........................               440,157.6     20,014.8      (49,708.9)     410,463.5
   Large Cap Growth ............................               651,345.8     63,669.0     (122,119.1)     592,895.7
   Mid Cap Growth ..............................               295,136.9     25,224.4      (23,873.1)     296,488.2
   Small Cap Growth ............................               904,473.1     51,878.3      (93,924.8)     862,426.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...........................                16,601.8     32,025.1      (28,395.1)      20,231.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................                 6,665.3      1,171.1         (379.4)       7,457.0
   Income & Growth .............................                82,047.9      4,784.9       (5,600.8)      81,232.0
   Inflation Protection ........................                 2,787.4      2,593.8       (2,673.4)       2,707.8
   International ...............................               532,888.9     82,425.1      (97,258.5)     518,055.5
   Large Company Value .........................                   304.9           --             --         304.9
   Ultra .......................................                      --      8,966.7       (5,087.8)       3,878.9
   Value .......................................               332,859.5     25,737.3      (29,636.8)     328,960.0
   Vista .......................................                 8,055.5        434.0       (1,323.7)       7,165.8
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................                 3,276.9      5,508.8       (3,309.7)       5,476.0
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .......................                 8,152.7     11,152.0      (12,139.2)       7,165.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......               960,759.1     68,821.7     (163,263.9)     866,316.9
DREYFUS STOCK INDEX FUND: ......................             3,103,327.9    241,080.3     (466,798.4)   2,877,609.8
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................               107,010.1      7,146.1      (27,063.9)      87,092.3
FEDERATED INSURANCE SERIES:
   Capital Income II ...........................               167,053.5     23,835.8      (10,283.9)     180,605.4
   International Equity II .....................         a      46,379.6         56.2      (46,435.8)            --
   Kaufmann II .................................                30,038.9      2,304.0       (1,519.4)      30,823.5
   Managed Volatility II .......................         n     242,113.8     76,959.5      (94,058.5)     225,014.8
   Market Opportunity II .......................         a       2,620.2          1.0       (2,621.2)            --
INVESCO VARIABLE INSURANCE FUNDS: ..............         b
   Basic Value .................................                94,833.5      5,924.8      (26,755.3)      74,003.0
   Core Equity .................................                 6,669.6        777.3       (1,951.1)       5,495.8
   Financial Services ..........................                   828.0     10,166.3       (2,703.3)       8,291.0
   Global Health Care ..........................                42,325.5      9,302.2       (5,013.1)      46,614.6
   Global Real Estate ..........................               339,924.9     89,904.0     (109,708.7)     320,120.2
   High Yield ..................................                 2,228.5     13,981.8      (14,424.1)       1,786.2
   Mid Cap Core Equity .........................                43,115.6        984.1      (18,585.0)      25,514.7
   Technology ..................................                47,076.6      7,034.0       (2,269.6)      51,841.0
JANUS ASPEN SERIES:
   Balanced ....................................                27,456.7     13,687.4       (3,019.6)      38,124.5
   Enterprise ..................................             1,849,104.9    119,907.9     (376,062.1)   1,592,950.7
   Forty .......................................                43,147.4      5,347.4      (40,683.2)       7,811.6
   Global Life Sciences ........................         c       2,010.7           --       (2,010.7)            --
   Growth and Income ...........................         c     308,377.6        225.4     (308,603.0)            --
   Janus .......................................             1,827,997.1    121,282.4     (326,687.2)   1,622,592.3
   Overseas ....................................               452,350.8    141,965.7      (92,317.3)     501,999.2
   Perkins Mid Cap Value .......................                 3,348.6      3,345.8       (1,492.8)       5,201.6
   Worldwide ...................................             2,611,505.1    121,596.6     (379,255.3)   2,353,846.4
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity .....................                58,161.8     27,105.9      (26,202.5)      59,065.2
   International Equity ........................                 7,158.4        193.2         (105.7)       7,245.9
   US Small-Mid Cap Equity .....................               257,690.5     60,708.1     (121,378.1)     197,020.5
   US Strategic Equity .........................                70,555.9      4,890.4      (49,446.3)      26,000.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================

                                                               NUMBER                                     NUMBER
                                                              OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I .............                 1,903.1      2,870.0       (2,191.3)       2,581.8
   ClearBridge Equity Income Builder I .........                   277.2           --          (14.1)         263.1
   ClearBridge Fundamental All Cap Value I .....         d         754.0        125.2          (97.1)         782.1
   ClearBridge Large Cap Growth I ..............                   328.9         65.2          (31.1)         363.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ........                 2,421.0      6,723.0       (4,464.1)       4,679.9
   Western Asset Strategic Bond ................                 4,889.1     10,542.0       (7,953.4)       7,477.7
LORD ABBETT SERIES FUND:
   Capital Structure ...........................         e      48,768.0     14,310.8         (163.3)      62,915.5
   Growth and Income ...........................               504,420.3     63,847.8      (65,302.1)     502,966.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ..............................                61,614.6     19,996.5      (56,890.5)      24,720.6
   Partners ....................................               169,047.9     30,932.9      (55,760.7)     144,220.1
   Regency .....................................                49,128.5     20,128.2      (30,882.5)      38,374.2
   Short Duration Bond .........................                93,517.9     84,831.7      (51,996.1)     126,353.5
   Small-Cap Growth ............................                 8,037.1     75,700.7      (26,889.2)      56,848.6
   Socially Responsive .........................                   793.3         80.4          (29.0)         844.7
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................               794,082.7     50,573.8     (141,089.9)     703,566.6
   JNF Equity ..................................             8,148,996.8    281,222.4   (1,054,842.8)   7,375,376.4
   JNF Equity - NQ .............................               224,503.7      3,899.8      (21,892.8)     206,510.7
   JNF Loomis Sayles Bond ......................         f           3.9           --           (3.9)            --
   JNF Money Market ............................               638,756.2    404,760.7     (468,181.1)     575,335.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................                 7,712.0     12,311.1       (9,443.7)      10,579.4
   CommodityRealReturn Strategy ................                 3,839.8     29,047.0      (26,892.1)       5,994.7
   Emerging Markets Bond .......................                 2,912.4     23,394.6      (21,458.5)       4,848.5
   Foreign Bond US Dollar-Hedged ...............                   324.6     19,693.2      (19,515.7)         502.1
   Global Bond Unhedged ........................                 2,152.0     34,851.1      (33,535.3)       3,467.8
   High Yield ..................................                 2,868.8     16,151.0      (14,792.3)       4,227.5
   Long Term US Government .....................                 3,995.3     23,859.4      (17,267.4)      10,587.3
   Low Duration ................................                 5,161.1      7,219.1       (1,782.8)      10,597.4
   Real Return .................................               456,165.9    394,168.5     (338,625.8)     511,708.6
   Short-Term ..................................                 7,014.4      3,001.8       (2,200.0)       7,816.2
   Total Return ................................               566,108.7    330,753.8     (271,925.5)     624,937.0
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ................................                    23.1         15.3             --           38.4
   Emerging Markets ............................                32,923.1      5,006.3      (11,747.9)      26,181.5
   Equity Income ...............................               255,823.4      8,795.8      (33,134.4)     231,484.8
   Fund ........................................               132,345.2    114,162.4      (70,284.2)     176,223.4
   High Yield ..................................                 6,322.1      3,772.1       (3,361.3)       6,732.9
   Mid Cap Value ...............................                 2,638.3        155.9             --       2,794.2
   Strategic Income ............................                 1,912.8      3,327.6       (4,748.3)         492.1
ROYCE CAPITAL FUND:
   Micro-Cap ...................................               209,257.9     36,493.3      (32,127.1)     213,624.1
   Small-Cap ...................................               191,624.6    118,046.2     (111,041.3)     198,629.5
RYDEX VARIABLE TRUST:
   Banking .....................................                 2,390.6     56,073.0      (57,837.3)         626.3
   Basic Materials .............................                13,831.9      5,683.0       (5,994.1)      13,520.8
   Biotechnology ...............................                 3,635.7     12,675.0      (12,996.5)       3,314.2
   Commodities Strategy ........................                 8,627.8     21,040.3      (22,060.5)       7,607.6
   Consumer Products ...........................                 2,914.9      2,508.7         (173.3)       5,250.3
   Dow 2X Strategy .............................                 1,763.1     94,783.7      (88,738.3)       7,808.5
   Electronics .................................                16,186.4      6,699.9      (21,629.5)       1,256.8
   Energy ......................................                29,372.4     14,368.3      (12,942.7)      30,798.0
   Energy Services .............................                48,720.0     35,779.1      (45,515.4)      38,983.7
   Europe 1.25X Strategy .......................                 5,465.6     12,318.8      (12,144.0)       5,640.4

                                                                              73

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

===================================================================================================================

                                                               NUMBER                                     NUMBER
                                                              OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Financial Services ..........................                 1,967.5      3,774.5       (4,975.2)         766.8
   Government Long Bond 1.2X Strategy ..........                15,815.7    753,021.5     (739,780.9)      29,056.3
   Health Care .................................                 5,859.5      1,975.2       (4,914.3)       2,920.4
   Internet ....................................                 4,148.4     20,520.9      (23,027.7)       1,641.6
   Inverse Dow 2X Strategy .....................                15,491.2    170,254.4     (146,332.6)      39,413.0
   Inverse Government Long Bond Strategy .......                40,392.5    534,647.4     (513,074.9)      61,965.0
   Inverse Mid-Cap Strategy ....................                   799.3      4,572.6       (4,875.4)         496.5
   Inverse NASDAQ-100(R) Strategy ..............                   452.2     14,068.4      (14,068.4)         452.2
   Inverse Russell 2000(R) Strategy ............                 1,467.7    100,675.5     (100,675.5)       1,467.7
   Inverse S&P 500 Strategy ....................                49,827.5    649,938.6     (595,657.6)     104,108.5
   Japan 2X Strategy ...........................                 6,490.7     15,769.2      (20,344.3)       1,915.6
   Leisure .....................................                   293.8     26,318.5      (25,507.2)       1,105.1
   Mid Cap 1.5X Strategy .......................                74,743.3    144,175.2     (168,595.4)      50,323.1
   NASDAQ-100(R) ...............................                 7,716.1      6,798.5       (4,619.3)       9,895.3
   NASDAQ-100(R) 2X Strategy ...................                36,848.8     59,843.7      (67,225.5)      29,467.0
   Nova ........................................                 2,400.6         31.0             --        2,431.6
   Precious Metals .............................                25,212.9     42,307.5      (46,370.3)      21,150.1
   Real Estate .................................                15,637.1     48,812.7      (55,821.0)       8,628.8
   Retailing ...................................                   935.2      7,795.9       (7,511.7)       1,219.4
   Russell 2000(R) 1.5X Strategy ...............                34,292.9     26,815.6      (22,063.3)      39,045.2
   Russell 2000(R) 2X Strategy .................                45,466.9    365,277.0     (288,034.1)     122,709.8
   S&P 500 2X Strategy .........................                26,222.2     26,694.5      (52,099.2)         817.5
   S&P 500 Pure Growth .........................                12,964.5     16,354.9      (11,367.4)      17,952.0
   S&P 500 Pure Value ..........................                14,858.0     24,481.8      (20,599.6)      18,740.2
   S&P MidCap 400 Pure Growth ..................                 6,345.1     17,381.0      (10,185.8)      13,540.3
   S&P MidCap 400 Pure Value ...................                10,346.1     16,175.7      (19,849.3)       6,672.5
   S&P SmallCap 600 Pure Growth ................                 3,459.7     15,021.2      (16,679.7)       1,801.2
   S&P SmallCap 600 Pure Value .................                 8,366.7    129,643.5     (106,176.7)      31,833.5
   SGI All-Asset Aggressive Strategy ...........         g            --        138.8             --          138.8
   SGI All-Asset Conservative Strategy .........         g         148.0         16.9             --          164.9
   SGI All-Asset Moderate Strategy .............         g       5,709.6      1,268.3         (546.3)       6,431.6
   SGI CLS AdvisorOne Amerigo ..................         g         437.9        153.0             --          590.9
   SGI CLS AdvisorOne Clermont .................         g            --           --             --             --
   SGI Multi-Hedge Strategies ..................         g       1,507.0        327.7       (1,261.2)         573.5
   SGI U.S. Long Short Momentum ................         h      37,867.7      2,044.4       (1,218.0)      38,694.1
   Strengthening Dollar 2X Strategy ............                    96.0     91,874.5      (86,262.9)       5,707.6
   Technology ..................................                12,663.0      7,463.0      (15,043.6)       5,082.4
   Telecommunications ..........................                 4,913.3        813.2       (5,092.4)         634.1
   Transportation ..............................                 3,927.1      8,353.7      (10,511.9)       1,768.9
   U.S. Government Money Market ................               307,183.0  1,454,839.0   (1,725,348.4)      36,673.6
   Utilities ...................................                13,386.7      8,488.6       (9,762.1)      12,113.2
   Weakening Dollar 2X Strategy ................                   309.8     14,471.8      (11,437.9)       3,343.7
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ..............               158,541.4      3,958.6      (16,942.5)     145,557.5
COLUMBIA VARIABLE PRODUCTS TRUST: ..............         l
   CVP Seligman Global Technology ..............         m      97,909.5      3,921.8      (35,069.1)      66,762.2
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................               555,835.6     58,043.3     (105,693.1)     508,185.8
VAN ECK VIP TRUST: .............................         i
   Emerging Markets ............................               684,605.5    111,108.3     (506,083.4)     289,630.4
   Global Bond .................................         j      71,125.1     11,091.1      (58,501.7)      23,714.5
   Global Hard Assets ..........................         k     231,411.2     64,405.6     (113,540.3)     182,276.5
   Multi-Manager Alternatives ..................                16,532.9      9,482.5       (4,105.3)      21,910.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................                38,234.9     24,090.9       (8,545.8)      53,780.0
   Opportunity .................................               399,543.8     64,843.9      (71,375.7)     393,012.0
                                                            --------------------------------------------------------
                                                            31,926,914.2  9,215,232.3  (12,365,513.4)  28,776,633.1
                                                            ========================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(8)   DETAIL  DESCRIPTIONS  FOR  STATEMENT OF  OPERATIONS  AND UNIT  PROGRESSION
      FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a)    Seligman Portfolios merged into Columbia Variable Products Trust effective
      March 11, 2011.
b)    CVP Seligman Global Technology was formerly Seligman Global Technology prior to its name change May 2, 2011.
c)    Federated Managed Volatility II was formerly Federated Capital Income II prior to its name change December 2, 2011.
d)    For the period April 29, 2011 (inception of fund) through December 31,
      2011.
e)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
f)    Seligman Portfolios Communications & Information merged into Seligman
      Portfolios Global Technology March 11, 2011.

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
b)    Invesco Variable Insurance Funds were formerly AIM Variable Insurance
      Funds prior to its name change May 3, 2010.
c)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
d)    Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason
      ClearBridge Fundamental Value prior to its name change May 3, 2010.
e)    Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
f)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
g)    Rydex SGI was formerly Rydex prior to its brand name change May 3, 2010.
h)    Rydex SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
i)    Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
j)    Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
k)    Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
l)    Seligman Portfolios merged into Columbia Variable Products Trust effective
      March 11, 2011.
m)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
n)    Federated Managed Volatility II was formerly Capital Income Fund prior to its name change December 2, 2011.

                                                                              75

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT
OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the  accompanying  statement of assets and  liabilities of
Jefferson  National  Life Annuity  Account C (the  "Account") as of December 31,
2011,  the related  statements of  operations  and changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for each of the  five  years  for the  period  ended  December  31,  2011.  These  financial statements  and financial  highlights  are the  responsibility  of the Account's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

      We conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Account's  internal  control over financial reporting. Accordingly, we express no such opinion. An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall  presentation  of the  financial  statements.  Our  procedures  included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others.  We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Jefferson  National Life Annuity  Account C as of December 31, 2011, the results of its  operations,  changes in its net assets for the years ended  December 31,
2011 and  2010,  and  financial  highlights  for each of the five  years for the period  ended  December 31,  2011,  in  conformity  with  accounting  principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2012

                                                                              76

================================================================================

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    SPONSOR
                    Jefferson National Life Insurance Company
                    DISTRIBUTOR
                    Jefferson National Securities Corporation
                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                    BDO USA, LLP

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2011 and 2010, and for the three years then ended December 31, 2011.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2011 and for each of the two years ended December 31, 2011.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - GROUP MAXIFLEX

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(10)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to Principal Underwriters Agent.	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Contract. (32-4000C)	(1)

	(b)		Form of Contract Amendments for Separate Account Change.	(1)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

		(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and	(1)
C-1

		among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(15)

	(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

	(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

	(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(13)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(15)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

C-2

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(11)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(13)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(14)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services.	(18)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(11)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great	(4)
C-3

		American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(13)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)	(15)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett	(4)
C-4

		& Co. and Great American Reserve Insurance Company.

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(16)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(11)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(14)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,	(16)
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		Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(16)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(18)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(19)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(11)

	(iii)	Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(13)

	(iv)	Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(16)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)
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	(i)	Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(13)

	(ii)	Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(15)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(11)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(13)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(15)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(17)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(18)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(11)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(14)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated	(1)
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		May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(15)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14, 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated	(5)
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		February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(17)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.	(11)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(13)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(15)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(11)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(13)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(15)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(13)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(15)

(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(14)

	(ii)	Form of Amended Participation Agreement between Northern Lights Variable
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			Trust and Jefferson National Life Insurance Company dated March 18, 2008.

	(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(17)

	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(19)

(9)			Opinion and Consent of Counsel.	(19)

(10)			Opinion and Consent of Outside Auditors.	(19)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)		(i)	Powers of Attorney.	(1)

		(ii)	Powers of Attorney- Laurence Greenberg	(12)

		(iii)	Powers of Attorney – Robert Jefferson	(13)

		(iv)	Powers of Attorney – Joseph F. Vap	(16)

		(v)	Powers of Attorney – for Mitchell H. Caplan	(17)

		(vi)	Powers of Attorney for – Robert C. Covington	(19)

		(vii)	Powers of Attorney for – Andrew T. Mulderry	(19)

		(viii)	Powers of Attorney for – Steven F. Piaker	(19)

		(ix)	Powers of Attorney for – Eric S. Schwartz	(19)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000486)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000128).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration

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Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 22 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-98-000128).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002834).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06003344).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003576).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002103).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 43 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001560).

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 44 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2010 (0000891092-10-001649).

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 45 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002733)

(19) Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 9920 Corporate Campus Drive, Louisville, Ky 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	General Counsel and Secretary
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David Lau	Chief Operating Officer
Joseph Vap	Chief Financial Officer and Treasurer
Robert C. Covington (1)	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1) The business address of this director is 2 Lenon Place, Little Rock, AR 72207

(2) The business address of this director is 25 East 84th Street, New York, NY 10075

(3) The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2012, the number of The MaxiFlex Group contracts funded by Jefferson National Life Annuity Account C was 1659 of which 1,647 were qualified contracts and 12 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any

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enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C)                The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (“Program”) in accordance with the following conditions:

(1)                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2)                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3)                 instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4)                 obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) – (d) above.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 23 and 46 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 27th day of April, 2012.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name: Mitchell H. Caplan

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/30/2012
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/30/2012
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Chief Financial Officer and Treasurer	04/30/2012
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/30/2012
Name: Andrew Mulderry

/s/ Robert C. Covington*	Director	04/30/2012
Name: Robert C. Covington

/s/ Eric Schwartz*	Director	04/30/2012
Name: Eric Schwartz

/s/ Steven F. Piaker*	Director	04/30/2012
Name: Steven F. Piaker

/s/ Craig A. Hawley*
Name: Craig A. Hawley		04/30/2012
Attorney in Fact

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EXHIBIT INDEX

(8)	(l)	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.

(8)	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.

(9)			Opinion and Consent of Counsel.

(10)			Consent of Independent Registered Public Accounting Firm.

(13)	(a)	(vi)	Powers of Attorney for – Robert C. Covington

		(vii)	Powers of Attorney for – Andrew T. Mulderry

		(viii)	Powers of Attorney for – Steven F. Piaker

		(ix)	Powers of Attorney for – Eric S. Schwartz

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